As filed with the Securities and Exchange Commission on March 25, 2004

                                           1933 Act Registration No. 333-112716

-------------------------------------------------------------------------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                  [ ]     Pre-Effective               [X]     Post-Effective
                           Amendment No.                      Amendment No. 1

                            TOUCHSTONE TAX-FREE TRUST
                          (Ohio Insured Tax-Free Fund)

                  [Exact Name of Registrant as Specified in Charter]

                 Area Code and Telephone Number: (513) 362-8000

                             221 East Fourth Street
                                    Suite 300
                             Cincinnati, Ohio 45202
                        -----------------------------------
                    (Address of Principal Executive Offices)

                               Michael S. Spangler
                            Touchstone Tax-Free Trust
                             221 East Fourth Street
                                    Suite 300
                             Cincinnati, Ohio 45202
                     -----------------------------------------
                       (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                            Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                               1666 K Street, N.W.
                             Washington, D.C. 20006


It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on ____________, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

Dear Shareholder,

         The Prospectus/Proxy Statement that accompanies this letter describes a proposed reorganization of the Tax-Free Intermediate Term Fund into the Ohio Insured Tax-Free Fund, both series of Touchstone Tax-Free Trust (the "Trust"). You are being asked to vote on this proposal. The Board of Trustees of the Trust has approved the proposal and recommends that you vote FOR the proposal.

The Prospectus/Proxy Statement contains details about the Ohio Insured Tax-Free Fund's investment objective, policies, management and costs that are important for you to know. I urge you to take the time to review it carefully. Your vote is important no matter how many shares you own. I would like, in addition, to answer some initial basic questions about the proposed reorganization.

WHY ARE YOU DOING THIS?

         The Reorganization is being proposed in order to achieve operating efficiencies and lower operating expenses, to offer a product with a higher quality portfolio of investments and to provide the opportunity for a more efficient investment management process. The Reorganization may benefit you by achieving operating efficiencies and reducing operating expenses due to the spreading of fixed costs over a larger pool of assets. Your current operating expenses will be reduced immediately since the Ohio Insured Tax-Free Fund has a lower expense ratio than the Tax-Free Intermediate Term Fund. The Reorganization will result in a higher quality investment portfolio because the Ohio Insured Tax-Free Fund's investments are primarily rated in the highest rating category and are protected by insurance guaranteeing the payment of principal and interest in the event of a default. The Reorganization may benefit shareholders who are residents of Ohio by offering them a greater percentage of income that is exempt from Ohio personal income tax.

WHAT WILL HAPPEN TO MY EXISTING SHARES?

         If you currently own Class A or B shares of the Tax-Free Intermediate Term Fund you will receive Class A shares of the Ohio Insured Tax-Free Fund. Since the Rule 12b-1 distribution fees for Class A shares are lower than for Class B shares, exchanging to Class A shares will lower your expenses. If you currently own Class C shares of the Tax-Free Intermediate Term Fund you will receive Class C shares of the Ohio Insured Tax-Free Fund. You will not pay any sales charges or redemption fees in connection with the Reorganization. Although the price of the new shares may be different from the price of your current shares, you will receive the proper amount of new shares so that the value of your investment will remain exactly the same.

WILL I HAVE TO PAY TAXES AS A RESULT OF THIS EXCHANGE?

         No. The transaction will be structured as a non-taxable event for federal income tax purposes.

WHAT ARE MY CHOICES?

         On the enclosed proxy card you have three options. You may vote YES, as the Trustees and management of the Trust recommend. You may vote NO, or you may ABSTAIN. It is important that you know that a majority of the shares voting in the Tax-Free Intermediate Term Fund must vote YES for the proposal to pass and be implemented. In other words, an abstain vote is not a neutral response; it is the same as a no vote.

         Shares will be voted at a Special Meeting of Shareholders to be held on or about May 21, 2004, at the offices of the Trust, 221 East Fourth Street, Suite 300, Cincinnati, Ohio. If you attend the meeting, you may vote your shares in person. If you do not expect to attend the meeting, please complete, date, sign, and return the enclosed proxy card in the enclosed postage paid envelope. Or you may follow the instructions on your proxy card to call in your vote or vote through the Internet.

         If you have any questions about the proxy card, please call Touchstone at 1-800-543-0407. If we do not receive your vote within a few days, you may be contacted by Alamo Direct, Inc., our proxy solicitor, who will remind you to vote.

         Thank you for considering this carefully.

Sincerely,

/s/ Michael S. Spangler

Michael S. Spangler
Vice President
Touchstone Tax-Free Trust

                            TOUCHSTONE TAX-FREE TRUST
                        221 East Fourth Street, Suite 300
                             Cincinnati, Ohio 45202

                         Tax-Free Intermediate Term Fund

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                           To Be Held on May 21, 2004

To the Shareholders of the Tax-Free Intermediate Term Fund:

         NOTICE IS HEREBY GIVEN THAT a Special Meeting of the Shareholders of the Tax-Free Intermediate Term Fund of Touchstone Tax-Free Trust (the "Trust"), a Massachusetts business trust, will be held at the Trust's offices at 221 East Fourth Street, Suite 300, Cincinnati, Ohio, 45202 on May 21, 2004 at 10:00 a.m. Eastern Time and any adjournments thereof (the "Special Meeting") for the following purpose:

           To consider and act upon an Agreement and Plan of Reorganization
           (the "Plan") providing for the acquisition of all of the assets of the Tax-Free Intermediate Term Fund by the Ohio Insured Tax-Free Fund, each a series of the Trust, in exchange for shares of the Ohio Insured Tax-Free Fund and the assumption by the Ohio Insured Tax-Free Fund of the liabilities of the Tax-Free Intermediate Term Fund. The Plan also provides for the distribution of shares of the Ohio Insured Tax-Free Fund to shareholders of the Tax-Free Intermediate Term Fund in liquidation and subsequent termination of the Tax-Free Intermediate Term Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of the Tax-Free Intermediate Term Fund.

         The Board of Trustees has fixed the close of business on March 23, 2004 as the record date for determination of shareholders entitled to notice of and to vote at the Special Meeting.

                                           By order of the Board of Trustees

                                           /s/ Tina H. Bloom

April 2, 2004                              Tina H. Bloom
                                           Secretary

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. SHAREHOLDERS MAY ALSO VOTE BY TELEPHONE OR VOTE THROUGH THE INTERNET. INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE OR, WITH RESPECT TO TELEPHONE OR INTERNET VOTING, ON THE PROXY CARD. IT IS IMPORTANT THAT YOU VOTE PROMPTLY.

                      INSTRUCTIONS FOR SIGNING PROXY CARDS

         The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Trust in validating your vote if you fail to sign your proxy card properly.

1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

         REGISTRATION                                        VALID SIGNATURE

         CORPORATE ACCOUNTS

         (1)      ABC Corp. . . . . . . . . . . . . . . .  . ABC Corp.

         (2)      ABC Corp. . . . . . . . . . . . . . . .  . John Doe, Treasurer

         (3)      ABC Corp.
                  c/o John Doe, Treasurer . . . . . . . .   John Doe

         (4)      ABC Corp. Profit Sharing Plan . . ......  John Doe, Trustee

         TRUST ACCOUNTS

         (1)      ABC Trust . . . . . . . . . . . . . . . . Jane B. Doe, Trustee

         (2)      Jane B. Doe, Trustee
                  u/t/d 12/28/78 . . . . . . . . . . . . . .Jane B. Doe

         CUSTODIAL OR ESTATE ACCOUNTS

         (1)      John B. Smith, Cust.
                  f/b/o John B. Smith, Jr. UGMA . . . . . . John B. Smith

         (2)      Estate of John B. Smith . . . . . . . .   John B. Smith, Jr.,
                                                            Executor

                           PROSPECTUS/PROXY STATEMENT

                            Acquisition of Assets of

                         TAX-FREE INTERMEDIATE TERM FUND

                                  a series of

                            TOUCHSTONE TAX-FREE TRUST
                        221 East Fourth Street, Suite 300
                           Cincinnati, Ohio 45202
                                 (800) 543-0407

                        By and In Exchange For Shares of

                          OHIO INSURED TAX-FREE FUND

                                  a series of

                          TOUCHSTONE TAX-FREE TRUST

                             DATED April 2, 2004


         This Prospectus/Proxy Statement is being furnished in connection with the proposed Agreement and Plan of Reorganization (the "Plan") which will be submitted to shareholders of the Tax-Free Intermediate Term Fund ("Tax-Free Intermediate") for consideration at a Special Meeting of Shareholders of Touchstone Tax-Free Trust (the "Trust") to be held on May 21, 2004 at 10:00 a.m. Eastern Time at the offices of the Trust, 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, and any adjournments thereof (the "Meeting").

                                    GENERAL

         The Board of Trustees of the Trust has approved the proposed reorganization of Tax-Free Intermediate into the Ohio Insured Tax-Free Fund ("Ohio Tax-Free"), each a series of the Trust. Tax-Free Intermediate and Ohio Tax-Free are sometimes referred to in this Prospectus/Proxy Statement individually as a "Fund" and collectively as the "Funds."

         In the reorganization, all of the assets of Tax-Free Intermediate will be acquired by Ohio Tax-Free in exchange for shares of Ohio Tax-Free and the assumption by Ohio Tax-Free of all the liabilities of Tax-Free Intermediate (the "Reorganization"). If the Reorganization is approved, shares of Ohio Tax-Free will be distributed to shareholders of Tax-Free Intermediate, and Tax-Free Intermediate will be terminated as a series of the Trust. If you own Class A or Class B shares of Tax-Free Intermediate, you will receive Class A shares of Ohio Tax-Free. If you own Class C shares of Tax-Free Intermediate, you will receive Class C shares of Ohio Tax-Free. Although the number of shares you hold may change, the total value of your investment will not change as a result of the Reorganization. Upon completion of the Reorganization you will hold that number of full and fractional shares of Ohio Tax-Free that have an aggregate net asset value equal to the aggregate net asset value of your shares of Tax-Free Intermediate in which you are currently a shareholder. You will not incur any sales loads or similar transaction charges as a result of the Reorganization. The Reorganization will be structured as a tax-free transaction for federal income tax purposes.

         If the Reorganization is approved, Class B shares of Tax-Free Intermediate will automatically be exchanged for Class A shares of Ohio Tax-Free. Since the Rule 12b-1 distribution fees ("12b-1 fees") for Class A shares are lower than for Class B shares, exchanging to Class A shares will lower your expenses. You will not incur any front-end sales charge, contingent deferred sales charge ("CDSC") or similar transaction charges when your Class B shares are exchanged for Class A shares. Purchases of Class A shares of Ohio Tax-Free after the Reorganization will be subject to the sales charge in effect at the time of your purchase.

         Each Fund is a separate series of the Trust, a Massachusetts business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Tax-Free Intermediate is a diversified series and Ohio Tax-Free is a non-diversified series of the Trust.

         Each Fund currently offers three classes of shares. Class A shares are sold subject to a front-end sales charge of up to 4.75% of the offering price and annual 12b-1 fees of up to 0.25% of average daily net assets attributable to Class A shares. Class B shares are sold at net asset value and are subject to annual 12b-1 fees of up to 1.00% of average daily net assets attributable to Class B shares and a CDSC of up to 5.00% for shares redeemed within one year of their purchase. The CDSC is incrementally reduced over time and after the sixth year there is no CDSC. Class C shares are sold at net asset value and are subject to annual 12b-1 fees of up to 1.00% of average daily net assets attributable to Class C shares and a CDSC of 1.00% for shares redeemed within one year of their purchase. Upon completion of the Reorganization, Ohio Tax-Free will offer only Class A and Class C shares. Class B shares of Ohio Tax-Free and Tax-Free Intermediate will be exchanged for Class A shares of Ohio Tax-Free.

           The investment objectives of Tax-Free Intermediate and Ohio Tax-Free are as follows:

---------------------------   -------------------------------------------------
FUND                          INVESTMENT OBJECTIVES
----------------------------  -------------------------------------------------
Tax-Free Intermediate         Seeks high current income exempt from federal
                              income tax, consistent with the protection of
                              capital.  Capital appreciation is a secondary
                              goal.
----------------------------- -------------------------------------------------
Ohio Tax-Free                 Seeks the highest level of interest income
                              exempt from federal income tax and Ohio personal
                              income tax, consistent with the protection of
                              capital.
----------------------------- ------------------------------------------------

         The investment strategies for Tax-Free Intermediate are different from those of Ohio Tax-Free. Tax-Free Intermediate invests primarily in municipal obligations of any state rated within the 3 highest rating categories and has a fundamental policy that at least 80% of the income it distributes will be exempt from federal income tax. Tax-Free Intermediate invests in municipal obligations with remaining maturities of 20 years or less and seeks to maintain an average weighted maturity of between 3 and 10 years. Ohio Tax-Free invests primarily in high-quality, long-term Ohio municipal obligations that are protected by insurance guaranteeing the payment of principal and interest in the event of a default. Ohio Tax-Free has a fundamental policy that at least 80% of the income it distributes will be exempt from federal income tax and Ohio personal income tax. Ohio Tax-Free seeks to maintain an average weighted maturity of more than 15 years. See "How do the Funds' investment objectives, principal investment strategies and risks compare?"

         This Prospectus/Proxy Statement explains concisely the information about Ohio Tax-Free that you should know before voting on the Reorganization. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (the "SEC"):

--------------------------------------------------------------------- --------------------------------------------------
INFORMATION ABOUT THE FUNDS:                                          HOW TO OBTAIN THIS INFORMATION:
--------------------------------------------------------------------- --------------------------------------------------
Prospectus of the Trust relating to the Funds dated                   Copies are available upon request and
November 1,  2003 (which accompanies this                             without charge if you:
Prospectus/Proxy Statement).

Statement of Additional Information of the Trust relating to the      o    Write to the Trust at the address listed on
Funds dated November 1, 2003.                                              the cover page of this Prospectus/Proxy
                                                                           Statement; or
Annual Report of the Trust relating to the Funds for the fiscal
year ended June 30, 2003.                                             o    Call (800) 543-0407 toll-free.

Semi-Annual Report of the Trust relating to the Funds for the six-
months ended December 31, 2003.
--------------------------------------------------------------------- --------------------------------------------------
INFORMATION ABOUT THE REORGANIZATION:                                 HOW TO OBTAIN THIS INFORMATION:
--------------------------------------------------------------------- --------------------------------------------------
Statement of Additional Information dated April 2,                     Copies are available upon request and without
2004 which relates to this Prospectus/Proxy Statement                  charge if you:
and the Reorganization

                                                                      o    Write to the Trust at the address listed on
                                                                           the cover page of this Prospectus/Proxy
                                                                           Statement; or

                                                                      o    Call (800) 543-0407 toll-free.

--------------------------------------------------------------------- --------------------------------------------------

         You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following E-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

         Information relating to each Fund contained in the Prospectus and Statement of Additional Information of the Trust dated November 1, 2003 (SEC File No. 811-3174) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) The Statement of Additional Information dated April 2, 2004 relating to this Prospectus/Proxy Statement and the Reorganization, which includes the financial statements of the Trust relating to the Funds for the year ended June 30, 2003 and for the six months ended December 31, 2003, are incorporated by reference in their entirety in this document.
-------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------
         AN INVESTMENT IN OHIO TAX-FREE:

 o IS NOT A DEPOSIT OF, OR GUARANTEED BY, ANY BANK
 o IS NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY
 o IS NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
 o INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF YOUR ORIGINAL INVESTMENT

                                TABLE OF CONTENTS

SUMMARY .......................................................................
    Why is the Reorganization being proposed?..................................
    What are the key features of the Reorganization?..........................
    After the Reorganization, what shares of Ohio Tax-Free will I own?.........
    How will the Reorganization affect me?.....................................
    How do the Trustees recommend that I vote?.................................
    How do the Funds' investment objectives, principal investment strategies and risks compare?.........................................................
    How do the Funds' fees and expenses compare?...............................
    How do the Funds' performance records compare?.............................
    Will I be able to purchase, exchange and redeem shares and receive distributions the same way?................................................
    Who will be the Advisor, Sub-Advisor and Portfolio Manager of my Fund after the Reorganization? What will the advisory fees be after the Reorganization? What will be the primary federal tax consequences of the Reorganization?...
RISKS
     Are the risk factors for the Funds similar?...............................
     What are the primary risks of investing in each Fund?.....................
     Are there any other risks of investing in each Fund?......................
INFORMATION ABOUT THE REORGANIZATION
     Reasons for the Reorganization............................................
     Agreement and Plan of Reorganization......................................
     Federal Income Tax Consequences...........................................
     Pro-forma Capitalization..................................................
     Distribution of Shares....................................................
     Purchase and Redemption Procedures........................................
     Exchange Privileges.......................................................
     Dividend Policy...........................................................
INFORMATION ON SHAREHOLDERS' RIGHTS
     Form of Organization......................................................
     Capitalization............................................................
     Shareholder Liability.....................................................
     Shareholder Meetings and Voting Rights....................................
     Liquidation...............................................................
     Liability and Indemnification of Trustees................................
VOTING INFORMATION CONCERNING THE MEETING
     Shareholder Information...................................................
     Control Persons and Principal Holders of Securities.......................
FINANCIAL STATEMENTS AND EXPERTS
LEGAL MATTERS..................................................................
ADDITIONAL INFORMATION
OTHER BUSINESS.................................................................
EXHIBIT A -  Form of Agreement and Plan of Reorganization...................A-1
EXHIBIT B -  Management's Discussion and Analysis...........................B-1
EXHIBIT C -  Financial Highlights...........................................C-1

                                  SUMMARY

         This section summarizes the primary features and consequences of the Reorganization. It may not contain all of the information that is important to you. To understand the Reorganization, you should read this entire Prospectus/Proxy Statement and the exhibits.

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information relating to the Funds and a form of the Agreement and Plan of Reorganization, which is attached to this Prospectus/Proxy Statement as Exhibit A.

         WHY IS THE REORGANIZATION BEING PROPOSED?

         The Reorganization will combine two series with similar investment objectives and portfolio holdings into one. The Reorganization is being proposed in order to achieve operating efficiencies and lower operating expenses, to offer a product with a higher quality portfolio of investments and to provide additional tax-exempt benefits to shareholders who reside in Ohio. The Reorganization may benefit you by achieving operating efficiencies and reducing operating expenses due to the spreading of fixed costs over a larger pool of assets. Your current operating expenses will be reduced immediately after the Reorganization since Ohio Tax-Free has a lower expense ratio than Tax-Free Intermediate. The Reorganization will result in a higher quality investment portfolio because Ohio Tax-Free invests primarily in Ohio municipal obligations that are rated in the highest rating category and are protected by insurance guaranteeing the payment of principal and interest in the event of a default, while Tax-Free Intermediate invests primarily in municipal obligations of various states that are rated within the three highest rating categories and are not insured. The Reorganization may benefit shareholders who are residents of Ohio by offering them a greater percentage of income that is exempt from Ohio personal income tax. During the December 31, 2003 calendar year, 52% of the income distributed by Tax-Free Intermediate was exempt from Ohio personal income tax, while 100% of the income distributed by Ohio Tax-Free was exempt from Ohio personal income tax. Although shareholders of Tax-Free Intermediate who are residents of other states in which Tax-Free Intermediate invests may lose some tax benefits, the loss of such state tax benefits is not expected to be significant. Because approximately 50% of the shareholders, holding 48% of the outstanding shares in Tax-Free Intermediate are registered as Ohio residents, the Reorganization may provide additional tax benefits to nearly a majority of shareholders in Tax-Free Intermediate. Therefore, the Trustees believe that the Reorganization is in the best interests of Tax-Free Intermediate's shareholders.

         WHAT ARE THE KEY FEATURES OF THE REORGANIZATION?

         The Plan sets forth the key features of the Reorganization. A description of the Reorganization is set out in the Plan, a form of which is attached as Exhibit A. The Plan generally provides for the following:

         [ ] the transfer of all of the assets of Tax-Free Intermediate to Ohio Tax-Free in exchange for shares of Ohio Tax-Free;

         [ ] the assumption by Ohio Tax-Free of all of the liabilities of Tax-Free Intermediate;

         [ ] the liquidation of Tax-Free Intermediate by distribution of shares of Ohio Tax-Free to Tax-Free Intermediate's shareholders; and

         [ ] the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

         The Reorganization is expected to be completed on or about May 24, 2004.

         AFTER THE REORGANIZATION, WHAT SHARES OF OHIO TAX-FREE WILL I OWN?

         If you own Class A or Class B shares of Tax-Free Intermediate, you will own Class A shares of Ohio Tax-Free. If you own Class C shares of Tax-Free Intermediate, you will own Class C shares of Ohio Tax-Free. The new shares you receive will have the same total value as your shares of Tax-Free Intermediate as of the close of business on the day immediately prior to the Reorganization. You will not pay any sales charges or redemption fees in connection with the Reorganization. Purchases of Class A shares of Ohio Tax-Free after the Reorganization will be subject to the sales charge in effect at the time of your purchase.

         HOW WILL THE REORGANIZATION AFFECT ME?

         It is anticipated that the Reorganization will affect you as follows:

         OPERATING EFFICIENCIES: Upon completion of the Reorganization, Ohio Tax-Free may achieve operating efficiencies because it will have a greater level of assets. As of December 31, 2003, the total assets of Tax-Free Intermediate were approximately $38.7 million and it is expected that the total assets of Ohio Tax-Free after the Reorganization will be $103.3 million.

         COST SAVINGS: The operating expenses of Ohio Tax-Free are, and will be, less than those of Tax-Free Intermediate. Ohio Tax-Free's current net operating expenses (after fee waivers and expense reimbursements) are 0.75% of average daily net assets for Class A shares and 1.50% of average daily net assets for Class C shares. Tax-Free Intermediate's current net operating expenses (after fee waivers and expense reimbursements) are 0.99% of average daily net assets for Class A shares and 1.74% of average daily net assets for Class C shares. Touchstone Advisors, Inc. (the "Advisor") has contractually agreed that the expenses of Ohio Tax-Free will not exceed 0.75% of average daily net assets for Class A shares and 1.50% of average daily net assets for Class C shares for a period of at least two years after the consummation of the Reorganization.

         PERFORMANCE AND QUALITY OF PORTFOLIO: Ohio Tax-Free has consistently outperformed Tax-Free Intermediate during the past ten years. However, a Fund's past performance does not necessarily indicate how it will perform in the future. Ohio Tax-Free invests in higher quality municipal obligations than Tax-Free Intermediate. Ohio Tax-Free invests primarily in obligations rated in the highest rating category that are protected by insurance guaranteeing the payment of principal and interest in the event of a default, while Tax-Free Intermediate invests primarily in obligations rated in the three highest rating categories, and may invest in obligations rated in the fourth highest category. Such obligations are not insured. Ohio Tax-Free may also invest in uninsured Ohio municipal obligations if they are either short-term Ohio municipal obligations or obligations guaranteed by the U.S. Government. Ohio Tax-Free may also purchase Ohio municipal obligations and other securities rated within the four highest rating categories.

         SIMILARITY OF INVESTMENT PORTFOLIOS: As of December 31, 2003, 52% of Tax-Free Intermediate's portfolio consisted of Ohio municipal obligations and 100% of Ohio Tax-Free's portfolio consisted of Ohio municipal obligations. The Reorganization may benefit shareholders by eliminating overlapping offerings and achieving operating efficiencies.

         ADDITIONAL TAX-EXEMPT FEATURES FOR OHIO SHAREHOLDERS: As of December 31, 2003, 100% of Ohio Tax-Free's distributions were exempt from Ohio personal income tax, while 52% of Tax-Free Intermediate's distributions were exempt from Ohio personal income tax. Because approximately 50% of the shareholders of Tax-Free Intermediate are registered as Ohio residents, they will receive additional tax benefits from the Reorganization.

         RISKS: Upon completion of the Reorganization, you will be subject to the risks of investing in Ohio Tax-Free. Ohio Tax-Free's share price may be more volatile than the share price of Tax-Free Intermediate because Ohio Tax-Free seeks to maintain a longer average weighted maturity than Tax-Free Intermediate. Ohio Tax-Free's investments are more concentrated in the State of Ohio than Tax-Free Intermediate's investments. Unlike Tax-Free Intermediate, Ohio Tax-Free is non-diversified and may hold a large percentage of securities in one issuer. (For more information, see "How do the Funds' investment objectives, principal investment strategies and risks compare" and "Risks").

         FRONT-END SALES CHARGE ON FUTURE PURCHASES BY FORMER CLASS B SHAREHOLDERS. If you currently own Class B shares of Tax-Free Intermediate, you will receive Class A shares of Ohio Tax-Free. Since the 12b-1 fees for Class A shares are lower than for Class B shares, exchanging to Class A shares will lower your expenses. However, future purchases of Class A shares of Ohio Tax-Free may be subject to a maximum front-end sales charge of up to 4.75% of the offering price.


         After the Reorganization, the value of your shares will depend on the performance of Ohio Tax-Free rather than that of Tax-Free Intermediate. Neither the Funds nor the shareholders will bear any costs of the Meeting, this proxy solicitation or any adjourned session. The Advisor will pay all of the costs of the Reorganization. Such costs, including costs of the Meeting, legal, accounting and printing costs as well as proxy solicitation costs, will be approximately $30,000.

         Like Tax-Free Intermediate, Ohio Tax-Free will distribute dividends from net investment income daily and pay them monthly. These dividends and distributions will continue to be automatically reinvested in additional shares of Ohio Tax-Free or, if you have so elected, distributed in cash or invested in other Touchstone funds.

         HOW DO THE TRUSTEES RECOMMEND THAT I VOTE?

         The Trustees of the Trust, including the Trustees who are not "interested persons" (the "Disinterested Trustees"), as such term is defined in the 1940 Act, have concluded that the Reorganization would be in the best interest of shareholders of Tax-Free Intermediate and that their interests will not be diluted as a result of the Reorganization. Accordingly, the Trustees have submitted the Plan for the approval of shareholders of Tax-Free Intermediate.

     THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PROPOSED REORGANIZATION.

The Trustees of the Trust have also approved the Plan on behalf of Ohio Tax-
Free.

         HOW DO THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS COMPARE?

         The investment strategies of Tax-Free Intermediate and Ohio Tax-Free are described below. The investment objectives of the Funds are similar. Each Fund's investment objective is non-fundamental, which means that it may be changed by a vote of the Trustees without shareholder approval.

         The differences between the Funds are (i) the nature of the investments (Tax-Free Intermediate invests primarily in municipal obligations of the various states while Ohio Tax-Free invests primarily in Ohio municipal obligations);
(ii) the average maturities of each Fund (Tax-Free Intermediate seeks to maintain an average maturity of between 3 and 10 years while Ohio Tax-Free seeks to maintain an average maturity of more than 15 years; (iii) the quality of investments (Tax-Free Intermediate invests primarily in obligations rated within the 3 highest categories while Ohio Tax-Free invests primarily in obligations rated in the highest category; and (iv) diversification status (Tax-Free Intermediate is diversified, while Ohio Tax-Free is non-diversified, which means that Ohio Tax-Free may invest a significant percentage of its assets in the securities of a single issuer).

         The following table summarizes a comparison of Tax-Free Intermediate and Ohio Tax-Free with respect to their investment objectives and principal investment strategies, as set forth in the Prospectus and Statement of Additional Information relating to the Funds.

   ------------------ -------------------------------------------------------------------------------
                      Tax-Free Intermediate
   ------------------ -------------------------------------------------------------------------------
   Investment         Seeks high current income exempt from federal income tax, consistent with the
   Objectives         protection of capital.  To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal.
   ------------------ -------------------------------------------------------------------------------
   Principal          Invests primarily in municipal obligations, including general
   Investment         obligation  bonds, revenue bonds and industrial development bonds,
   Strategies         rated within the three highest rating categories by a nationally recognized statistical rating organization. The Fund may also invest in municipal obligations rated in the fourth highest rating category.
                      The Fund may purchase unrated securities if they meet its
                      quality standards.

                      The Fund will seek to maintain an average weighted maturity between 3 and 10 years.

                      The Fund invests primarily in municipal obligations with remaining maturities of 20 years or less, but may invest in securities of any maturity.

                      At least 80% of the income distributed by the Fund is exempt from federal income tax, including the alternative minimum tax.

                      The Fund may invest more than 25% of its assets in
                      municipal obligations within a particular segment of the
                      bond market and may invest more than 25% of its assets in
                      industrial development bonds that may be backed only by
                      nongovernmental entities. The Fund will not invest more
                      than 25% of its assets in securities backed by
                      nongovernmental entities that are in the same industry.
   ------------------ -------------------------------------------------------------------------------
                      Ohio Tax-Free
   ------------------ -------------------------------------------------------------------------------
   Investment          Seeks the highest level of interest income exempt from federal
   Objective           income tax and  Ohio personal income tax, consistent with the protection of capital.
   ------------------ -------------------------------------------------------------------------------
   Principal           Invests primarily (at least 80% of assets) in high quality,
   Investment          long-term Ohio Investment municipal obligations, including general obligation
   Strategies          bonds, revenue bonds and industrial development bonds, that are protected by insurance guaranteeing the payment of principal and interest in the event of a default.

                      Invests primarily in Ohio municipal obligations rated within the highest rating category, but may purchase Ohio municipal obligations and other securities rated within the four highest rating categories.

                      The Fund may purchase uninsured Ohio municipal obligations if they are either short-term Ohio municipal obligations or obligations guaranteed by the U.S.
                      Government.

                      The Fund will seek to maintain an average weighted maturity of more than 15 years. The Fund may reduce its average weighted maturity if warranted by market conditions, but will not reduce its average weighted maturity below 10 years.

                      At least 80% of the income distributed by the Fund is exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax.

                      The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single issuer.

                      The Fund may invest more than 25% of its assets in
                      municipal obligations within a particular segment of the
                      bond market and may invest more than 25% of its assets in
                      industrial development bonds that may be backed only by
                      nongovernmental entities. The Fund will not invest more
                      than 25% of its assets in securities backed by
                      nongovernmental entities that are in the same industry.
  ------------------ -------------------------------------------------------------------------------

         Each Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when the Fund's sub-advisor is unable to identify attractive investment opportunities. During these times, a Fund may not achieve its investment goal.

         Some of the risks of investing in Tax-Free Intermediate and Ohio Tax-Free are the same but will apply to different degrees due to the different investment strategies of the Funds. Ohio Tax-Free may have more interest rate risk because it seeks to maintain a longer average weighted maturity than Tax-Free Intermediate. Ohio Tax-Free may be affected more by economic and political conditions in the State of Ohio because it holds more Ohio municipal obligations than Tax-Free Intermediate. Other risks, such as non-diversification risk, apply only to Ohio Tax-Free. Because Ohio Tax-Free is non-diversified and may hold a significant percentage of its assets in the securities of one issuer, its share price may fluctuate more than the share price of Tax-Free Intermediate. The risks of Ohio Tax-Free are described in greater detail in the Fund's Prospectus.


     THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS ARE AS FOLLOWS:

         Tax-Free Intermediate                Ohio Tax-Free
         Interest Rate Risk                   Interest Rate Risk
         Credit Risk                          Credit Risk
         Concentration Risk                   Concentration Risk
                                              Ohio Risk
                                              Non-diversification Risk


        [ ] INTEREST RATE RISK: Each Fund is subject to the risk that the market value of its portfolio securities will decline because of rising interest rates. The price of municipal obligations is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

         [ ] CREDIT RISK: The securities in each Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks could have a negative effect on the value of a Fund's portfolio securities. Securities in the lowest category of investment grade may have some risky characteristics and changes in economic conditions may be more likely to cause issuers of these securities to be unable to make payments. Although insurance reduces the credit risk to Ohio Tax-Free by protecting against defaults by an issuer, there is no guarantee that an insurer will meet its obligations under an insurance policy.

         [ ] CONCENTRATION RISK: A Fund that invests a significant portion of its total assets (more than 25%) in the securities of a particular bond market segment (e.g., housing agency bonds or airport bonds) or in the securities of a particular state is subject to the risk that adverse circumstances will have a greater impact on the Fund than a fund that does not concentrate its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of concentration will affect other securities in that area of concentration in the same manner, thereby increasing the risk of such investments. In addition, Ohio Tax-Free is subject to the risk that economic and political conditions in the state of Ohio may impact the value of Ohio municipal obligations held by the Fund.

         [ ] OHIO RISK. Each Fund invests in Ohio municipal obligations and is subject to the risk that economic and political conditions in the State of Ohio may impact the value of Ohio municipal obligations held by a Fund. Ohio Tax-Free is more subject to Ohio risk because it holds more Ohio municipal obligations than Tax-Free Intermediate. Ohio's ecomony is dominated by manufacturing, leaving the state more vulnerable to ecomomic cycles. The state's manufacturing base remains very important to its overall economy but is expected to experience very little growth in the future. Ohio's economy is expected to continue a very slow expansion and diversification in the long term, with jobs added in the high technology sectors as part of direct state initiatives. Although no issuers of Ohio municipal obligations are currently in default on their payments of principal and interest, a default could adversely impact the market values and marketability of all Ohio municipal obligations.

         [ ] NON-DIVERSIFICATION RISK: A non-diversified Fund may invest more than 5% of its assets in the securities of a single issuer. This may cause the value of the Fund's shares to be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares in a diversified fund.

         For a detailed discussion of the Funds' risks, see the section entitled "Risks" below

         The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectus and Statement of Additional Information related to the Funds.

         HOW DO THE FUNDS' FEES AND EXPENSES COMPARE?

         Each Fund currently offers Class A, Class B and Class C shares. After the Reorganization, Class B shares of Tax-Free Intermediate will be exchanged for Class A shares of Ohio Tax-Free and Ohio Tax-Free will offer Class A and Class C shares that are sold in the same manner as Class A and Class C shares of Tax-Free Intermediate. You will not pay any front-end sales charge, CDSC or other fees in connection with the Reorganization. Since the 12b-1 fees for Class A shares are lower than for Class B shares, exchanging Class B shares for Class A shares will lower your expenses. However, future purchases of Class A shares of Ohio Tax-Free may be subject to a maximum front-end sales charge of up to 4.75% of the offering price.

         The following tables show the various sales charges, fees and expenses that you may pay for buying, holding and redeeming shares of Tax-Free Intermediate, Ohio Tax-Free and Ohio Tax-Free (Pro Forma). The front-end sales charges and CDSCs for each class of shares are identical for each Fund. These charges will not change after the Reorganization. The tables also allow you to compare the various fees and expenses that you may pay for buying and holding shares of each Fund. The amounts set forth in the following tables and in the examples (except Pro Forma) are based on the Funds' expenses for the fiscal year ended June 30, 2003. The amounts for Ohio Tax-Free (Pro Forma) are based on the estimated expenses of Ohio Tax-Free, assuming the Reorganization takes place.

------------------------------------------------------ -------------------
CLASS A SHARES
------------------------------------------------------ -------------------
Maximum Sales Charge Imposed on                              4.75%1
Purchases (as a percentage of offering price)
------------------------------------------------------ -------------------
Maximum Deferred Sales Charge                                  *
(as a percentage of original purchase price or
the amount redeemed, whichever is less)
------------------------------------------------------ -------------------
Wire Redemption Fee                                        Up to $15
------------------------------------------------------ -------------------------------------------------------
CLASS A SHARES                                              TAX-FREE         OHIO TAX-FREE      OHIO TAX-FREE
                                                          INTERMEDIATE          CLASS A          (PRO FORMA)
------------------------------------------------------ ------------------- ------------------- ----------------
Management Fees                                              0.50%               0.50%              0.50%
------------------------------------------------------ ------------------- ------------------- ----------------
12b-1 Fees                                                   0.25%               0.25%              0.25%
------------------------------------------------------ ------------------- ------------------- ----------------
Other Expenses                                               0.62%                0.32%             0.29%
------------------------------------------------------ ------------------- ------------------- ----------------
Total Annual Fund Operating Expenses                         1.37%                1.07%             1.04%
------------------------------------------------------ ------------------- ------------------- ----------------
Fee Waiver and/or Expense                                    0.38%                0.32%             0.29%
Reimbursement2
------------------------------------------------------ ------------------- ------------------- ----------------
Net Expenses                                                 0.99%               0.75%              0.75%
------------------------------------------------------ ------------------- ------------------- ----------------
*    Purchases of $1 million or more do not pay a front-end sales charge, but may pay a CDSC of 1.00% if shares are redeemed within 1 year of their purchase.
1    You may pay a reduced sales charge on very large purchases.
2    The Advisor has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to
     0.99% for Tax-Free Intermediate, 0.75% for Ohio Tax-Free and 0.75% for Ohio
     Tax-Free (Pro Forma). The Advisor has agreed to maintain these expense limitations through at least June 30, 2004 for Tax-Free Intermediate and
     Ohio Tax-Free and for a two-year period following the Reorganization for
     Ohio Tax-Free (Pro Forma).

------------------------------------------------------ -------------------
CLASS B SHARES
------------------------------------------------------ -------------------
Maximum Sales Charge Imposed on                               None
Purchases (as a percentage of offering price)
------------------------------------------------------ -------------------
Maximum Deferred Sales Charge                                5.00%1
(as a percentage of original purchase price or
the amount redeemed, whichever is less)
------------------------------------------------------ -------------------
Wire Redemption Fee                                        Up to $15
------------------------------------------------------ --------------------------------------
CLASS B SHARES                                              TAX-FREE         OHIO TAX-FREE
                                                          INTERMEDIATE
------------------------------------------------------ ------------------- --------------------
Management Fees                                              0.50%               0.50%
------------------------------------------------------ ------------------- ------------------
12b-1 Fees                                                   0.99%               1.00%
------------------------------------------------------ ------------------- -------------------
Other Expenses                                               14.16%              6.38%
------------------------------------------------------ ------------------- -------------------
Total Annual Fund Operating Expenses                         15.65%              7.88%
------------------------------------------------------ ------------------- -------------------
Fee Waiver and/or Expense                                    13.92%              6.38%
Reimbursement2
------------------------------------------------------ ------------------- -------------------
Net Expenses                                                 1.73%               1.50%
------------------------------------------------------ ------------------- -------------------
1    You will pay a 5.00% CDSC if shares are redeemed within 1 year of their purchase. The CDSC will be incrementally reduced over time. After the 6th year, there is no CDSC. The CDSC may be waived under certain circumstances.
2    The Advisor has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to
     1.74% or below for Tax-Free Intermediate and 1.50% for Ohio Tax-Free. The
     Advisor has agreed to maintain these expense limitations through at least
     June 30, 2004.

------------------------------------------------------ -------------------
CLASS C SHARES
------------------------------------------------------ -------------------
Maximum Sales Charge Imposed on                               None
Purchases (as a percentage of offering price)
------------------------------------------------------ -------------------
Maximum Deferred Sales Charge                                1.00%1
(as a percentage of original purchase price or
the amount redeemed, whichever is less)
------------------------------------------------------ -------------------
Wire Redemption Fee                                        Up to $15
------------------------------------------------------ ----------------------------------------------------------
CLASS C SHARES                                              TAX-FREE         OHIO TAX-FREE       OHIO TAX-FREE
                                                          INTERMEDIATE                            (PRO FORMA)
------------------------------------------------------ ------------------- ------------------- -------------------
Management Fees                                              0.50%               0.50%               0.50%
------------------------------------------------------ ------------------- ------------------- -------------------
12b-1 Fees                                                   1.00%               1.00%               1.00%
------------------------------------------------------ ------------------- ------------------- -------------------
Other Expenses                                               0.92%               0.52%               0.42%
------------------------------------------------------ ------------------- ------------------- -------------------
Total Annual Fund Operating Expenses                         2.42%               2.02%               1.92%
------------------------------------------------------ ------------------- ------------------- -------------------
Fee Waiver and/or Expense                                    0.68%               0.52%               0.42%
Reimbursement1
------------------------------------------------------ ------------------- ------------------- -------------------
Net Expenses                                                 1.74%               1.50%               1.50%
------------------------------------------------------ ------------------- ------------------- -------------------

1 The 1.00% CDSC is waived if shares are held for 1 year or longer or under other circumstances.
2 The Advisor has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.74 for Tax-Free Intermediate, 1.50% for Ohio Tax-Free and 1.50% for Ohio Tax-Free (Pro Forma). The Advisor has agreed to maintain these expense limitations through at least June 30, 2004 for Tax-Free Intermediate and Ohio Tax-Free and for a two-year period following the Reorganization for Ohio Tax-Free (Pro Forma).

         The table below shows an example of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in Tax-Free Intermediate versus Ohio Tax-Free (Pro Forma), assuming the Reorganization takes place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period, that you reinvest all of your dividends and that all expense caps remain in effect through June 30, 2004 or May 24, 2006, as the case may be, at the current expense ratio. The examples also assume that total operating expenses remain the same throughout all periods (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years) The examples are for illustration only, and your actual costs may be higher or lower.

------------------------------------------------ ----------- ------------- ------------- -------------
EXAMPLES OF FUND EXPENSES                          1 YEAR      3 YEARS       5 YEARS       10 YEARS
------------------------------------------------ ----------- ------------- ------------- -------------
Tax-Free Intermediate Class A                          $571       $ 853        $1,155       $2,012
------------------------------------------------ ----------- ------------- ------------- -------------
Ohio Tax-Free Class A                                  $548       $ 769        $1,008       $1,691
------------------------------------------------ ----------- ------------- ------------- -------------
Ohio Tax-Free Class A (Pro Forma)                      $548      $  761         $ 991       $1,650
------------------------------------------------------------------------------------------------------
                                                   1 YEAR       3 YEARS       5 YEARS      10 YEARS
------------------------------------------------ ----------- ------------- ------------- -------------
Tax-Free Intermediate Class B                          $576      $3,273        $5,486       $8,145
------------------------------------------------ ----------- ------------- ------------- -------------
Ohio Tax-Free Class B                                  $553      $1,937        $3,332       $5,504
------------------------------------------------ ----------- ------------- ------------- -------------
                                                   1 YEAR       3 YEARS       5 YEARS      10 YEARS
------------------------------------------------ ----------- ------------- ------------- -------------
Tax-Free Intermediate Class C                          $177       $ 690        $1,229       $2,705
------------------------------------------------ ----------- ------------- ------------- -------------
Ohio Tax-Free Class C                                  $153       $ 583        $1,040       $2,306
------------------------------------------------ ----------- ------------- ------------- -------------
Ohio Tax-Free Class C (Pro Forma)                      $153      $  554         $ 981       $2,170
------------------------------------------------------------------------------------------------------


         HOW DO THE FUNDS' PERFORMANCE RECORDS COMPARE?

         The following charts show the past performance of Class A shares of each Fund. Past performance before and after taxes is not an indication of future results.

         Year-by-Year Total Return (%)

         The chart below shows the percentage gain or loss for Class A shares of Tax-Free Intermediate and Ohio Tax-Free in each calendar year for the last 10 years. The chart should give you a general idea of the risks of investing in Tax-Free Intermediate and Ohio Tax-Free by showing how each Fund's Class A returns have varied from year-to-year. The chart does not reflect any sales charges, which would reduce your return. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

        --------------------- -------------------------------- --------------------------------
        CLASS A                         TAX-FREE INTERMEDIATE                    OHIO TAX-FREE
        --------------------- -------------------------------- --------------------------------
        1994                                           -2.93%                           -5.37%
        --------------------- -------------------------------- --------------------------------
        1995                                           11.58%                           15.86%
        --------------------- -------------------------------- --------------------------------
        1996                                            3.87%                            3.07%
        --------------------- -------------------------------- --------------------------------
        1997                                            5.87%                            7.20%
        --------------------- -------------------------------- --------------------------------
        1998                                            5.07%                            5.54%
        --------------------- -------------------------------- --------------------------------
        1999                                           -0.87%                           -3.10%
        --------------------- -------------------------------- --------------------------------
        2000                                            8.11%                           11.63%
        --------------------- -------------------------------- --------------------------------
        2001                                            4.06%                            3.09%
        --------------------- -------------------------------- --------------------------------
        2002                                            8.83%                            9.07%
        --------------------- -------------------------------- --------------------------------
        2003                                            3.37%                            4.65%
        --------------------- -------------------------------- --------------------------------
        Best Quarter          3rd Quarter 2002          4.49%  1st Quarter 1995          6.59%
        --------------------- -------------------------------- --------------------------------
        Worst Quarter         1st Quarter 1994        - 3.37%  1st Quarter 1994         -5.28%
        --------------------- -------------------------------- --------------------------------

         The next table shows the Funds' average annual total returns and after -tax returns over the past one, five and ten years or since inception. The table includes the effects of Fund expenses and is intended to provide you with some indication of the risks of investing in each Fund by comparing each Fund's performance with an appropriate widely recognized securities index that is described in a footnote to the table. An index does not reflect fees or expenses. It is not possible to invest directly in an index. Past performance, before and after taxes, is not an indication of future results.

         Average Annual Total Returns (for the periods ended 12/31/2003)

-------------------------------------------------------------- --------------- -------------- --------------------------
TAX-FREE INTERMEDIATE CLASS A                                      1 YEAR         5 YEARS             10 YEARS
-------------------------------------------------------------- --------------- -------------- --------------------------
Return Before Taxes                                                -1.52%          3.62%                4.11%
-------------------------------------------------------------- --------------- -------------- --------------------------
Return After Taxes on Distributions1                               -1.52%          3.62%                4.11%
-------------------------------------------------------------- --------------- -------------- --------------------------
Return After Taxes on Distributions and Sale of Fund Shares2       0.19%           3.66%                4.11%
-------------------------------------------------------------- --------------- -------------- --------------------------
Lehman Brothers 7-Year Municipal Bond Index3                       5.45%           5.92%                5.85%
-------------------------------------------------------------- --------------- -------------- --------------------------

TAX-FREE INTERMEDIATE CLASS B                                      1 YEAR         5 YEARS       SINCE CLASS STARTED4
-------------------------------------------------------------- --------------- -------------- --------------------------
Return Before Taxes                                               -1.34%           --                    3.91%
-------------------------------------------------------------- --------------- -------------- --------------------------
Lehman Brothers 7-Year Municipal Bond Index3                       5.45%           --                    7.19%
-------------------------------------------------------------- --------------- -------------- --------------------------

TAX-FREE INTERMEDIATE CLASS C
-------------------------------------------------------------- --------------- -------------- --------------------------
Return Before Taxes                                                2.59%           3.85%                3.91%
-------------------------------------------------------------- --------------- -------------- --------------------------
Lehman Brothers 7-Year Municipal Bond Index3                       5.45%           5.92%                5.79%
-------------------------------------------------------------- --------------- -------------- --------------------------
OHIO TAX-FREE CLASS A                                              1 Year         5 Years             10 Years
-------------------------------------------------------------- --------------- -------------- --------------------------
Return Before Taxes                                                -0.33%          3.92%                4.48%
-------------------------------------------------------------- --------------- -------------- --------------------------
Return After Taxes on Distributions1                               -0.52%          3.84%                4.36%
------------------------------------------------------------- --------------- -------------- --------------------------
Return After Taxes on Distributions and Sale of Fund Shares2       1.26%           3.96%                4.43%
-------------------------------------------------------------- --------------- -------------- --------------------------
Lehman Brothers General Municipal Index5                           5.31%           5.83%                6.03%
-------------------------------------------------------------- --------------- -------------- --------------------------
OHIO TAX-FREE CLASS C                                              1 YEAR         5 YEARS     SINCE CLASS STARTED6
-------------------------------------------------------------- --------------- -------------- --------------------------
Return Before Taxes                                                3.88%           4.23%                4.32%
-------------------------------------------------------------- --------------- -------------- --------------------------
Lehman Brothers General Municipal Index5                           5.31%           5.83%                6.03%
-------------------------------------------------------------- --------------- -------------- --------------------------
1        After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.
2        When the "Return After Taxes on Distributions and Sale of Fund Shares" is higher, it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.
3        The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index,generally representative of investment grade municipal bonds with maturities of 6 to 8 years, weighted according to the total market value of each bond in the Index.
4        Class B shares began operations on May 1, 2001.  Class C shares began operations on February 1, 1994.
5        The Lehman Brothers General Municipal Index consists of a broad selection of investment grade general obligation and revenue bonds with maturities ranging from 1 to 30 years.
6        Class C shares began operations on November 1, 1993.

         For a detailed discussion of the manner of calculating total return, please see the Funds' Statement of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders' accounts.

         Important information about Ohio Tax-Free's performance is also contained in the management discussion section of the Trust's most recent Annual Report, a copy of which is attached as Exhibit B.

         WILL I BE ABLE TO PURCHASE, EXCHANGE AND REDEEM SHARES AND RECEIVE DISTRIBUTIONS THE SAME WAY?

         The Reorganization will not affect your right to purchase and redeem shares, to exchange shares and to receive distributions. After the Reorganization, you will be able to purchase additional shares, redeem shares, exchange shares and receive distributions of Ohio Tax-Free in the same manner as you did for your shares of Tax-Free Intermediate before the Reorganization. If you are a Class B shareholder in Tax-Free Intermediate, your shares will be exchanged for Class A shares of Ohio Tax-Free and will have the purchase, redemption and exchange features of Class A shares. For more information, see "Purchase and Redemption Procedures," "Exchange Privileges" and "Dividend Policy" below.

         WHO WILL BE THE ADVISOR, SUB-ADVISOR AND PORTFOLIO MANAGER OF MY FUND AFTER THE REORGANIZATION? WHAT WILL THE ADVISORY FEES BE AFTER THE REORGANIZATION?

         Management of the Funds

         The overall management of the Funds is the responsibility of, and is supervised by, the Board of Trustees of the Trust.

         Advisor

         Touchstone Advisors, Inc. (the "Advisor") is the investment advisor for each Fund. Pursuant to an Investment Advisory Agreement with the Trust, the Advisor selects each Fund's sub-advisor, subject to approval by the Board of Trustees of the Trust. The Advisor pays the fees of each Fund sub-advisor and monitors the sub-advisor's investment program. The Advisor is an indirect wholly owned subsidiary of The Western and Southern Life Insurance Company
("Western - Southern").

         Facts about the Advisor:
         ----------------------------------------------------------------------

        [ ] As of December 31, 2003, the Advisor had assets under management of approximately $2.6 billion.

        [ ] The Advisor is located at 221 East Fourth Street, Suite 300,
            Cincinnati, Ohio 45202.
         ----------------------------------------------------------------------
         The Trust and the Advisor have received an order from the SEC whereby under certain circumstances, the Advisor may select or change sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval.

         Sub-Advisor

         Fort Washington Investment Advisors, Inc. (the "Sub-Advisor") is the sub-advisor for each Fund. Pursuant to a Sub-Advisory Agreement with the Advisor, the Sub-Advisor continuously furnishes an investment program for each Fund, makes the day-to-day investment decisions on behalf of each Fund, and arranges the execution of Fund transactions.

         Facts about the Sub-Advisor:
         --------------------------------------------------------------------

          [ ] The Sub-Advisor is an affiliate of the Advisor and an indirect wholly-owned subsidiary of Western - Southern.

          [ ] The Sub-Advisor has provided investment advisory services on a continuous basis to mutual funds, individuals, institutions and variable annuity products since 1990.

          [ ] As of December 31, 2003, the Sub-Advisor had assets under management of approximately $23.4 billion.

          [ ] The Sub-Advisor is located at 420 East Fourth Street, Cincinnati, Ohio 45202.
          ---------------------------------------------------------------------

         Portfolio Management

         John J. Goetz, CFA, is primarily responsible for managing the investment portfolio of each Fund and has managed the Funds since October 1986. Mr. Goetz has served as Vice President and Senior Portfolio Manager of the Sub-Advisor since 2000 and was employed by the Trust's previous investment advisor from 1981 until 2000.

         Mr. Goetz will continue to manage Ohio Tax-Free's investment portfolio after the Reorganization.

         Advisory Fees

         Each Fund has the same advisory fee structure. For its management and supervision of the daily business affairs of the Funds, the Advisor receives a monthly fee at the annual rate of 0.50% of each Fund's average daily net assets up to $100 million; 0.45% of such assets from $100 million to $200 million; 0.40% of such assets from $200 million to $300 million; and 0.375% of assets over $300 million. Out of this fee the Advisor pays the Sub-Advisor a fee for its services.

         The Advisor may, at its discretion, reduce or waive its fee or reimburse a Fund for certain of its other expenses in order to reduce the expense ratios. Unless otherwise agreed upon, the Advisor may also reduce or cease these voluntary waivers and reimbursements at any time. In addition, the Trust and the Advisor have entered into an Expense Limitation Agreement whereby, subsequent to the consummation of the Reorganization, Ohio Tax-Free's total operating expenses will be contractually limited until at least two years following the consummation of the Reorganization.

         Sub-Advisory Fees

         Each Fund has the same sub-advisory fee structure. Under the terms of the Sub-Advisory Agreements, the Sub-Advisor receives a monthly fee from the Advisor of 0.20% of each Fund's average daily net assets up to $100 million; 0.175% of assets from $100 million to $200 million; 0.15% of assets from $200 million to $300 million and 0.125% of assets over $300 million. The Funds do not pay a fee to the Sub-Advisor.

         WHAT WILL BE THE PRIMARY FEDERAL TAX CONSEQUENCES OF THE
REORGANIZATION?

         Prior to or at the completion of the Reorganization, Tax-Free Intermediate and Ohio Tax-Free will have received an opinion from the law firm of Sullivan & Worcester LLP that the Reorganization has been structured as a tax-free reorganization within the meaning of section 368(a)(1)(C) of the U.S. Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, it is believed that no gain or loss generally will be recognized by Ohio Tax-Free or Tax-Free Intermediate or their respective shareholders (see "Information About the Reorganization-Federal Income Tax Consequences").

                            RISKS

         ARE THE RISK FACTORS FOR THE FUNDS SIMILAR?

         Some of the risks of investing in Tax-Free Intermediate and Ohio Tax-Free are the same but will apply to different degrees due to the different investment strategies of the Funds. Ohio Tax-Free may have more interest rate risk because it seeks to maintain a longer average weighted maturity than Tax-Free Intermediate. Ohio Tax-Free may be affected more by economic and political conditions in the State of Ohio because it holds more Ohio municipal obligations than Tax-Free Intermediate. Other risks, such as non-diversification risk, apply only to Ohio Tax-Free. Because Ohio Tax-Free is non-diversified and may hold a significant percentage of its assets in the securities of one issuer, its share price may fluctuate more than the share price of Tax-Free Intermediate. The risks of Ohio Tax-Free are described in greater detail in the Fund's Prospectus.

         WHAT ARE THE PRIMARY RISKS OF INVESTING IN EACH FUND?

         An investment in each Fund is subject to certain risks. There is no assurance that the investment performance of either Tax-Free Intermediate or Ohio Tax-Free will be positive or that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with an investment in each Fund.

         EACH FUND IS SUBJECT TO INTEREST RATE RISK.

-------------------------------------- -------------------------------------------------------------------------------
                                       Invests primarily in municipal obligations with remaining maturities of 20
TAX-FREE INTERMEDIATE                  years or less and seeks to maintain an average weighted maturity of 3-10 years
-------------------------------------- -------------------------------------------------------------------------------
                                       Invests in long-term Ohio municipal obligations and seeks to maintain an
OHIO TAX-FREE                          average weighted maturity of more than 15 years, but may reduce its average maturity to not less than 10 years if warranted by market conditions.
-------------------------------------- -------------------------------------------------------------------------------

         The values of debt securities of municipal obligations are subject to change when prevailing interest rates change. Generally, when interest rates rise, the value of debt securities falls and when interest rates fall, the value of debt securities rises.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Fund's investments will affect the volatility of the Fund's share price. Ohio Tax-Free's share price may be more volatile than Tax-Free Intermediate's because Ohio Tax-Free may seek to maintain a longer average weighted maturity than Tax-Free Intermediate.

         EACH FUND IS SUBJECT TO CREDIT RISK.

-------------------------------------- -------------------------------------------------------------------------------
TAX-FREE INTERMEDIATE                  Invests primarily in municipal obligations rated within the 3 highest rating categories, but may invest in municipal obligations in the 4th highest category.
-------------------------------------- -------------------------------------------------------------------------------
OHIO TAX-FREE                          Invests primarily in high quality, long-term Ohio municipal obligations that are protected by insurance guaranteeing the payment of principal and interest in the event of default.  The Fund invests primarily in Ohio municipal obligations rated within the highest rating category.  The
                                       Fund may purchase uninsured Ohio municipal obligations if they are either short-term Ohio municipal obligations or obligations guaranteed by the U.S.
                                       Government.  The Fund may also purchase Ohio municipal obligations and other securities rated within the 4 highest rating categories.
-------------------------------------- -------------------------------------------------------------------------------

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. The value of a Fund's investments may be adversely affected if an issuer fails to pay an obligation on a timely basis. A Fund may also be subject to credit risk to the extent it purchases floating and variable rate municipal obligations with demand features that are secured by a letter of credit issued by a bank or other financial institution. Such bank or other financial institution may be unwilling or unable to honor its financial obligations. A Fund that invests in lease obligations may be subject to other credit risks if the lease obligation contains a clause providing that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis.

         Although it is believed that the credit risks of Ohio Tax-Free will be substantially reduced by insurance, there are no guarantees that any insurer will meet its obligations under an insurance policy.

         EACH FUND IS SUBJECT TO CONCENTRATION RISK.

-------------------------------------- -------------------------------------------------------------------------------
TAX-FREE INTERMEDIATE                  The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market and may invest more than 25% of its assets in industrial
                                       development bonds that may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its
                                       assets in securities backed by nongovernmental entities that are in the same industry.
-------------------------------------- -------------------------------------------------------------------------------
OHIO TAX-FREE                          The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market and may invest more than 25% of its assets in industrial
                                       development bonds that may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its
                                       assets in securities backed by nongovernmental entities that are in the same industry.

                                       The Fund's investments will be concentrated in the State of Ohio.
-------------------------------------- -------------------------------------------------------------------------------

         A Fund that invests a significant portion of its total assets (more than 25%) in the securities of a particular bond market segment (e.g., housing agency bonds or airport bonds) or in the securities of a particular state is subject to the risk that adverse circumstances will have a greater impact on the Fund than a fund that does not concentrate its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of concentration will affect other securities in that area of concentration in the same manner, thereby increasing the risk of such investments.

OHIO TAX-FREE IS SUBJECT TO OHIO RISK.

-------------------------------------- -------------------------------------------------------------------------------
OHIO TAX-FREE                          The Fund invests primarily (at least 80% of assets) in high quality, long-term Ohio municipal obligations.
-------------------------------------- -------------------------------------------------------------------------------

        Because Ohio Tax-Free invests primarily in Ohio municipal obligations, economic and political conditions in the State of Ohio may impact the value of the Fund's investments. Ohio's ecomony is dominated by manufacturing, leaving the state more vulnerable to ecomomic cycles. The state's manufacturing base remains very important to its overall economy but is expected to experience very little growth in the future. Ohio's economy is expected to continue a very slow expansion and diversification in the long term, with jobs added in the high technology sectors as part of direct state initiatives. Although no issuers of Ohio municipal obligations are currently in default on their payments of principal and interest, a default could adversely impact the market values and marketability of all Ohio municipal obligations.

         OHIO TAX-FREE IS SUBJECT TO NON-DIVERSIFICATION RISK.

-------------------------------------- -------------------------------------------------------------------------------
OHIO TAX-FREE                          The Fund is non-diversified and may invest a significant
                                       percentage of its assets in the securities of a single issuer.
-------------------------------------- -------------------------------------------------------------------------------

         Investments by a Fund that is non-diversified can be expected to be more volatile than investments in a Fund that is diversified. When a Fund is non-diversified, it may invest up to 25% of its assets in a single issuer and up to 50% of its assets in the securities of only two issuers. A higher percentage of investments among fewer issuers may result in greater fluctuation in a Fund's portfolio than a fund that invests in numerous issuers.

         ARE THERE ANY OTHER RISKS OF INVESTING IN EACH FUND?

         EACH FUND MAY BE SUBJECT TO TAX RISK.

         Certain provisions of the Internal Revenue Code relating to the issuance of municipal obligations may reduce the volume of municipal securities that qualify for federal tax exemptions. Proposals that may further restrict or eliminate the income tax exemptions for interest on municipal obligations may be introduced in the future. If any such proposal became law, it may reduce the number of municipal obligations available for purchase by a Fund and could adversely affect the Fund's shareholders. If this occurs, the Fund would reevaluate its investment goals and strategies and may submit possible changes in its structure to shareholders.

                      INFORMATION ABOUT THE REORGANIZATION

         REASONS FOR THE REORGANIZATION

         The Reorganization will combine two series of the Trust with similar investment objectives into one and is designed to achieve operating efficiencies due to the spreading of fixed costs over a larger pool of assets.

         At a regular meeting held on November 20, 2003, the Trustees of the Trust, including the Disinterested Trustees, considered and approved the Reorganization; they determined that the Reorganization was in the best interests of shareholders of Tax-Free Intermediate and Ohio Tax-Free and that the interests of existing shareholders of Tax-Free Intermediate and Ohio Tax-Free will not be diluted as a result of the transactions contemplated by the Reorganization.

         Before approving the Plan, the Trustees evaluated extensive information provided by management of the Trust and reviewed various factors about the Funds and the proposed Reorganization. The Trustees considered the relative asset size of Tax-Free Intermediate, including the benefits of Tax-Free Intermediate joining Ohio Tax-Free to create a larger combined entity. Upon completion of the Reorganization, Ohio Tax-Free may achieve operating efficiencies because it will have a greater level of assets. As of December 31, 2003, Tax-Free Intermediate and Ohio Tax-Free's total assets were approximately $38.7 million and $66.7 million, respectively. If the Reorganization is completed, Ohio Tax-Free is expected to have total assets of approximately $103.3 million. The Trustees considered the similarity of investment objectives and relative performance of the Funds. The Trustees considered that both Funds' portfolios are comprised predominantly of Ohio municipal obligations and that a majority of both Funds' shareholders are based in Ohio.

         In addition, the Trustees considered, among other things:

         [ ]  the terms and conditions of the Reorganization;

         [ ] the fact that the Reorganization would not result in the dilution of shareholders' interests;

         [ ] the expense ratios, fees and expenses of Tax-Free Intermediate and that the anticipated expense ratios, fees and expenses of Ohio Tax-Free will be lower than Tax-Free Intermediate's;

         [ ] the fact that the Advisor has contractually agreed to limit the total annual operating expenses of Ohio Tax-Free for at least two years following the Reorganization and that such net expenses would be less than the current net operating expenses (after waivers) of Tax-Free Intermediate;

         [ ]  the investment objective and policies of each Fund;

         [ ]  the composition of each Fund's portfolio;

         [ ]  the differences in the risks of each Fund;

         [ ] the fact that Ohio Tax-Free has better performance than Tax-Free Intermediate;

         [ ] the fact that the Reorganization will provide continuity of money management for shareholders because the portfolio manager for Ohio Tax-Free is the portfolio manager for Tax-Free Intermediate;

         [ ] the fact that the Advisor will bear the expenses incurred by Tax-Free Intermediate and Ohio Tax-Free in connection with the Reorganization;

         [ ] the potential benefits to shareholders, including operating efficiencies that may be achieved from the Reorganization;

         [ ] the potential tax benefits to shareholders that are residents of Ohio and the minimal loss of state tax benefits to shareholders that are not residents of Ohio;

         [ ] the fact that Ohio Tax-Free will assume all of the liabilities of Tax-Free Intermediate;

         [ ] the fact that the Reorganization is expected to be a tax free transaction for federal income tax purposes; and

         [ ] alternatives available to shareholders of Tax-Free Intermediate, including the ability to redeem their shares.

         During their consideration of the Reorganization, the Disinterested Trustees of the Trust discussed with counsel to the Disinterested Trustees the legal issues involved.

         After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Trust concluded that the proposed Reorganization would be in the best interests of Tax-Free Intermediate and its shareholders. Consequently, they approved the Plan and directed that the Plan be submitted to shareholders of Tax-Free Intermediate for approval.

         The Trustees of the Trust have also approved the Plan on behalf of Ohio Tax-Free.

         AGREEMENT AND PLAN OF REORGANIZATION

         The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Proxy Statement).

         The Plan provides that all of the assets of Tax-Free Intermediate will be acquired by Ohio Tax-Free in exchange for shares of Ohio Tax-Free and the assumption by Ohio Tax-Free of all of the liabilities of Tax-Free Intermediate on or about May 24, 2004 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Tax-Free Intermediate will endeavor to discharge all of its known liabilities and obligations. Ohio Tax-Free will prepare an unaudited statement of its assets and liabilities as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date (the "Valuation Time").

         At or prior to the Closing Date, for tax reasons, Tax-Free Intermediate will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders all of the Fund's investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

         The number of full and fractional shares of each class of Ohio Tax-Free to be received by shareholders of Tax-Free Intermediate will be determined by multiplying the number of outstanding full and fractional shares of each class of Tax-Free Intermediate by a factor which shall be computed by dividing the net asset value per share of Tax-Free Intermediate by the net asset value per share of the corresponding class of shares of Ohio Tax-Free. These computations will take place as of the Valuation Time. The net asset value per share of Ohio Tax-Free will be determined by dividing assets, less liabilities, by the total number of outstanding shares.

         Integrated Fund Services, Inc., the accounting agent for Tax-Free Intermediate and Ohio Tax-Free, will compute the value of Tax-Free Intermediate and Ohio Tax-Free's portfolios of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information relating to Tax-Free Intermediate and Ohio Tax-Free, Rule 22c-1 under the 1940 Act, and the interpretations of that Rule by the SEC's Division of Investment Management.

         As soon after the Closing Date as conveniently practicable, Tax-Free Intermediate will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Ohio Tax-Free received by Tax-Free Intermediate. The liquidation and distribution will be accomplished by the establishment of accounts in the names of the Tax-Free Intermediate shareholders on Ohio Tax-Free's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Ohio Tax-Free due to Tax-Free Intermediate shareholders. All issued and outstanding shares of Tax-Free Intermediate will be canceled. The shares of Ohio Tax-Free to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Tax-Free Intermediate will be terminated.

         The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by Tax-Free Intermediate's shareholders, accuracy of various representations and warranties and receipt of an opinion of counsel. Notwithstanding approval by Tax-Free Intermediate's shareholders, the Plan may be terminated (a) by the mutual agreement of Tax-Free Intermediate and Ohio Tax-Free; or (b) at or prior to the Closing Date by either party (1) because of a breach by the other party of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date if not cured within 30 days, or (2) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         Whether or not the Reorganization is consummated, the Advisor will pay the expenses incurred by Tax-Free Intermediate and Ohio Tax-Free in connection with the Reorganization (including the cost of any proxy-soliciting agent). In such event, no portion of the expenses will be borne directly or indirectly by Tax-Free Intermediate, Ohio Tax-Free or their shareholders.

         If Tax-Free Intermediate's shareholders do not approve the Reorganization, the Trustees will consider other possible courses of action that may be in the best interests of shareholders.

         FEDERAL INCOME TAX CONSEQUENCES

         The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of the Reorganization, Tax-Free Intermediate and Ohio Tax-Free will receive an opinion from the law firm of Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations made by the Funds, for federal income tax purposes, upon consummation of the Reorganization:

1. The transfer of all the assets of Tax-Free Intermediate solely in exchange for shares of voting stock ("voting stock") of Ohio Tax-Free and the assumption by Ohio Tax-Free of all of the liabilities of Tax-Free Intermediate followed by the distribution of Ohio Tax-Free's voting stock to the shareholders of Tax-Free Intermediate in dissolution and liquidation of Tax-Free Intermediate will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Tax-Free Intermediate and Ohio Tax-Free will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

2. No gain or loss will be recognized by Ohio Tax-Free upon the receipt of the assets of Tax-Free Intermediate solely in exchange for the voting stock of Ohio Tax-Free and the assumption by Ohio Tax-Free of the liabilities of Tax-Free Intermediate;

3. No gain or loss will be recognized by Tax-Free Intermediate on the transfer of its assets to Ohio Tax-Free in exchange for Ohio Tax-Free's voting stock and the assumption by Ohio Tax-Free of the liabilities of Tax-Free Intermediate or upon the distribution (whether actual or constructive) of Ohio Tax-Free's voting stock to Tax-Free Intermediate's shareholders in exchange for their shares of Tax-Free Intermediate;

4. No gain or loss will be recognized by Tax-Free Intermediate's shareholders upon the exchange of their shares of Tax-Free Intermediate for voting stock of Ohio Tax-Free in liquidation of Tax-Free Intermediate;

5. The aggregate tax basis of the voting stock of Ohio Tax-Free received by each shareholder of Tax-Free Intermediate pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Tax-Free Intermediate held by such shareholder immediately prior to the Reorganization, and the holding period of the voting stock of Ohio Tax-Free received by the shareholder of Tax-Free Intermediate will include the period during which the shares of Tax-Free Intermediate exchanged therefore were held by such shareholder (provided that the shares of Tax-Free Intermediate were held as a capital asset on the date of the Reorganization); and

6. The tax basis of the assets of Tax-Free Intermediate acquired by Ohio Tax-Free will be the same as the tax basis of such assets to Tax-Free Intermediate immediately prior to the Reorganization, and the holding period of such assets in the hands of Ohio Tax-Free will include the period during which the assets were held by Tax-Free Intermediate.

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax free reorganization under the Code, each shareholder of Tax-Free Intermediate would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Tax-Free Intermediate shares and the fair market value of the shares of Ohio Tax-Free he or she received.

         As of June 30, 2003, Tax-Free Intermediate had capital loss carryforwards of approximately $98,229. The utilization of these capital loss carryforwards by Ohio Tax-Free following the Reorganization may be subject to certain limitations that cannot be calculated precisely at this time. Based on June 30, 2003 loss carryforward positions and net asset values, Ohio Tax-Free will be able to utilize the entire capital loss in any taxable year after the year in which the Reorganization closes for losses carried forward from Tax-Free Intermediate. Any portion of such a loss carryforward not used in a year may be carried forward for a subsequent year until used. Capital loss carryforwards expire if not used by the end of the eighth taxable year following the year in which the loss was incurred. The short period beginning July 1, 2003 and ending on the date of closing of the Reorganization and the short period following the closing of the Reorganization and ending on June 30, 2004 each constitute one such taxable year for Tax-Free Intermediate.

         PRO-FORMA CAPITALIZATION

         The following table sets forth the capitalization of Tax-Free Intermediate and Ohio Tax-Free as of December 31, 2003 and the capitalization of Ohio Tax-Free on a pro forma basis as of that date, giving effect to the proposed acquisition of assets of Tax-Free Intermediate at net asset value. The pro forma data reflects an exchange ratio of approximately 0.942 Class A shares of Ohio Tax-Free issued for each Class A share of Tax-Free Intermediate, approximately 0.943 Class A shares of Ohio Tax-Free issued for each Class B share of Tax-Free Intermediate and approximately 0.938 Class C shares of Ohio Tax-Free issued for each Class C share of Tax-Free Intermediate.

 CAPITALIZATION OF TAX-FREE INTERMEDIATE AND OHIO TAX-FREE

---------------------------------- ------------------- ---------------------- ----------------------
                               TAX-FREE        OHIO TAX-FREE         ADJUSTMENT        OHIO TAX-FREE
                              INTERMEDIATE                           FOR SHARES        PRO FORMA - AFTER
                                                                     OUTSTANDING       REORGANIZATION
--------------------------------------------- ---------------------- ----------------------------------
Net Assets Class A               $33,288,274       $ 56,862,094      $ 847,777       $ 90,998,145
--------------------------------------------- --------------------- -----------------------------------
Net Assets Class B                 $ 478,677         $  369,100          ---                 ---
--------------------------------------------- ---------------------- ----------------------------------
Net Assets Class C                $4,702,451        $ 7,558,629          ---         $  12,261,080
--------------------------------------------- ---------------------- ----------------------------------
Total Net Assets                 $38,469,402       $ 64,789,823          ---         $ 103,259,225
--------------------------------------------- ---------------------- ----------------------------------
Class A Net Asset Value            $   11.47          $   12.16          ---        $      12.16
--------------------------------------------- ---------------------- ----------------------------------
Class B Net Asset Value            $   11.48          $   12.19          ---              ---
--------------------------------------------- ---------------------- ----------------------------------
Class C Net Asset Value            $   11.47          $   12.20          ---        $      12.20
--------------------------------------------- ---------------------- ----------------------------------
Class A Shares Outstanding         2,902,378          4,676,347       (95,137)          7,483,588
--------------------------------------------- ---------------------- ----------------------------------
Class B Shares Outstanding            41,714             30,268          ---               ---
--------------------------------------------- ---------------------- ----------------------------------
Class C Shares Outstanding           409,874            619,519       (24,427)           1,004,966
--------------------------------------------- ---------------------- ----------------------------------
Total Shares Outstanding           3,353,966          5,326,134       (191,546)          8,488,554
---------------------------------- ------------------- ---------------------- --------------------------

      The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

         DISTRIBUTION OF SHARES

         Touchstone Securities, Inc. is the principal underwriter of the Trust and, as such, the exclusive agent for distribution of the Trust's shares.
Shares of the Funds are sold in a continuous offering directly through Touchstone Securities, Inc., through financial advisors and financial intermediaries or through processing organizations. Touchstone Securities, Inc. allows concessions to dealers who sell shares of the Funds. Touchstone Securities, Inc. receives that portion of the sales charge that is not reallowed to dealers and retains the entire sales charge on all direct investments and accounts with no designated dealer of record. Touchstone Securities, Inc. is an indirect wholly owned subsidiary of Western - Southern.

         In the proposed Reorganization, Class A and Class B shareholders of Tax-Free Intermediate will receive Class A shares of Ohio Tax-Free and Class C shareholders of Tax-Free Intermediate will receive Class C shares of Ohio Tax-Free. Class A shares are sold subject to a front-end sales charge of up to 4.75% of the offering price and annual 12b-1 fees of up to 0.25% of average daily net assets attributable to Class A shares. Class C shares are sold subject to annual 12b-1 fees of up to 1.00% of average daily net assets attributable to Class C shares and a CDSC of 1.00% on Class C shares redeemed within 1 year after their purchase.

         In connection with the Reorganization, no front-end sales charge or CDSC will be imposed. A more detailed description of the shares of Ohio Tax-Free is contained in the Funds' Prospectus and Statement of Additional Information.

         PURCHASE AND REDEMPTION PROCEDURES

         Each Fund has the same purchase and redemption procedures. The minimum initial purchase requirement is $1,000 and the minimum subsequent purchase requirement is $50 for each Fund. For more information, see "Investing With Touchstone" in the Funds' Prospectus. Shares may be redeemed by telephone (if the amount is less than $100,000), by mail, by wire (if the amount is over $1,000), through a systematic withdrawal plan or through your financial advisor or processing organization. Payments for redemptions are sent within seven days (normally within 3 business days) after receipt of a proper redemption request. Class B shares of each Fund have a 5% CDSC on redemptions made within one year of their purchase. The CDSC is incrementally reduced and after the 6th year there is no CDSC on Class B shares. Class C shares of each Fund have a 1% CDSC on redemptions made within one year of their purchase. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the Funds' Prospectus. All investments in the Funds are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

         EXCHANGE PRIVILEGES

         Each Fund has the same exchange privileges. You may exchange shares of the Funds for shares of the same class of another Touchstone Fund at net asset value or for Class A shares of any Touchstone money market fund. You do not have to pay any fee for your exchange. Additional information concerning the Funds' exchange privileges is contained in the Funds' Prospectus.

         DIVIDEND POLICY

         Each Fund has the same dividend distribution policy. Each Fund distributes its dividends daily and pays them monthly. Each Fund distributes its capital gains at least annually. Dividends and distributions are reinvested in additional shares of the Fund, or paid in cash, if you have elected this option. See the Funds' Prospectus for further information concerning dividends and distributions.

         After the Reorganization, shareholders of Tax-Free Intermediate who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Ohio Tax-Free reinvested in shares of Ohio Tax-Free. Shareholders of Tax-Free Intermediate who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Ohio Tax-Free in cash after the Reorganization, although they may, after the Reorganization, elect to have such dividends and/or distributions reinvested in additional shares of Ohio Tax-Free. Shareholders of Tax-Free Intermediate who have elected to have their dividends and/or distributions reinvested in another Touchstone fund will have their dividends and/or distributions received from Ohio Tax-Free reinvested in shares of the Touchstone fund indicated on their application.

         Each Fund has qualified to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to the shareholders, it is expected that the Fund will not be required to pay any federal income taxes on the amounts distributed to the shareholders. A 4.00% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

                       INFORMATION ON SHAREHOLDERS' RIGHTS

         FORM OF ORGANIZATION

         The Trust is an open-end management investment company registered with the SEC under the 1940 Act that continuously offers shares to the public. The Trust is organized as a Massachusetts business trust and is governed by its Declaration of Trust, Bylaws, a Board of Trustees and by applicable Massachusetts and federal law. The Trust currently consists of six series, including Tax-Free Intermediate and Ohio Tax-Free.

         CAPITALIZATION

         The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest, without par value per share, of one or more series. The Declaration of Trust of the Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

         Shares of each Fund are currently offered in three classes and each class of shares represents an equal proportionate interest in the applicable Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by Fund, as to matters that affect only their particular Fund, such as changes in fundamental investment restrictions, approval of or amendments to investment advisory agreements or proposed mergers.

         SHAREHOLDER LIABILITY

         Under Massachusetts law, shareholders of a business trust could, under certain circumstances, be held personally liable for the obligations of the business trust. However, the Declaration of Trust under which the Funds were established disclaims shareholder liability for acts or obligations of the series and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Declaration of Trust provides for indemnification out of the series' property for all losses and expenses of any shareholder held personally liable for the obligations of the series. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which a disclaimer is inoperative and the series or the Trust itself would be unable to meet its obligations. A substantial number of mutual funds in the United States are organized as Massachusetts business trusts.

         SHAREHOLDER MEETINGS AND VOTING RIGHTS

         The Trust on behalf of the Funds is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 25% of the outstanding shares of the Trust. In addition, the Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. The Trust does not currently intend to hold regular shareholder meetings.

         Except when a larger quorum is required by applicable law or the applicable governing documents, a majority of the shares issued and outstanding and entitled to vote constitutes a quorum for consideration of a matter at a shareholders' meeting but any lesser number is sufficient for adjourned sessions. When a quorum is present at a meeting, a majority of the shares present in person or by proxy is sufficient to act on a matter and is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act). A Trustee of the Trust may be removed at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or by the vote of two-thirds of the remaining number of Trustees.

         Under the Trust's Declaration of Trust, each whole share of beneficial interest of a Fund is entitled to one vote, and each fractional share is entitled to a proportionate vote.

         LIQUIDATION

         In the event of the liquidation of the Trust or a Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust or the Fund over the liabilities belonging to the Trust or the Fund. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of the Fund held by them on the date of distribution.

         LIABILITY AND INDEMNIFICATION OF TRUSTEES

         The Declaration of Trust of the Trust provides that no Trustee or officer shall be liable to the Trust or to any shareholder, Trustee, officer, employee or agent of the Trust for any action or failure to act except for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties involved in the conduct of his or her office. The Declaration of Trust provides that present and former Trustees or officers are generally entitled to indemnification against liabilities and expenses with respect to claims related to their position with the Funds unless, in the case of any liability to the Funds or their shareholders, such Trustee or officer is liable by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties involved in the conduct of his or her office.

         The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of the Trust, its Bylaws and Massachusetts law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, Bylaws and Massachusetts law directly for more complete information.

                    VOTING INFORMATION CONCERNING THE MEETING

         This Prospectus/Proxy Statement is being sent to shareholders of Tax-Free Intermediate in connection with a solicitation of proxies by the Trustees of the Trust, to be used at the Meeting to be held at 10:00 a.m. Eastern Time, May 21, 2004, at the offices of the Trust, 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Tax-Free Intermediate on or about April 2, 2004.

         The Board of Trustees of the Trust has fixed the close of business on March 23, 2004 as the record date (the "Record Date") for determining the shareholders of Tax-Free Intermediate entitled to receive notice of the Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Meeting or any adjournment thereof.

         In voting for the Reorganization, each shareholder of Tax-Free Intermediate is entitled to one vote for each full share owned and a fractional vote for each fractional share held.

         Proxies may be revoked by executing and delivering a later-dated signed proxy to the Secretary of the Trust at the address set forth on the cover page of this Prospectus/Proxy Statement, or by attending the Meeting in person and voting your shares. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

         If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote by telephone, through the Internet, or attend in person. (Guidelines on voting by proxy card are immediately after the Notice of Special Meeting. Instructions for telephone and Internet voting are set forth on the proxy card.)

         If the enclosed proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares of beneficial interest represented by the proxy in accordance with the instructions marked on the returned proxy.

         PROXIES THAT ARE PROPERLY EXECUTED AND RETURNED BUT ARE NOT MARKED WITH VOTING INSTRUCTIONS WILL BE VOTED FOR THE PROPOSED REORGANIZATION AND FOR ANY OTHER MATTERS DEEMED APPROPRIATE.

         Approval of the Reorganization will require the affirmative vote of a majority of the total number of shares of Tax-Free Intermediate present at a shareholders' meeting duly called and at which a quorum is present (the presence in person or by proxy of holders entitled to cast at least a majority of the votes at any shareholders' meeting).

         Proxy solicitations will be made primarily by mail, but beginning on or about April 2, 2004 proxy solicitations may also be made by telephone, or personal solicitations may be conducted by officers and employees of the Advisor, its affiliates or other representatives of Tax-Free Intermediate (who will not be paid for their soliciting activities). In addition, proxy solicitations may be made by Alamo Direct, Inc., Tax-Free Intermediate's proxy solicitor. The estimated cost of the proxy solicitation is approximately
$1,300. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures (totaling approximately $ 30,000) will be paid by the Advisor whether or not shareholders approve the Reorganization.

         Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will have the effect of being counted as votes against the Plan, which must be approved by a majority of the shares present at the Meeting.

         If shareholders of Tax-Free Intermediate do not vote to approve the Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of shareholders. If sufficient votes to approve the Reorganization are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Meeting.

         A shareholder of Tax-Free Intermediate who objects to the proposed Reorganization will not be entitled under either Massachusetts law or the Declaration of Trust of the Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. If the Reorganization is consummated, shareholders will be free to redeem the shares of Ohio Tax-Free that they receive in the transaction at their then-current net asset value. Shares of Tax-Free Intermediate may be redeemed at any time prior to the consummation of the Reorganization. Shareholders of Tax-Free Intermediate may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

         The Trust does not hold annual shareholder meetings. If the Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Trust in a reasonable period of time prior to that meeting.

         NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Tax-Free Intermediate whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.

         The votes of the shareholders of Ohio Tax-Free are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

         SHAREHOLDER INFORMATION

         The shareholders of Tax-Free Intermediate at the close of business on the Record Date will be entitled to be present and vote at the Meeting with respect to the number of shares of Tax-Free Intermediate owned as of the Record Date. As of the Record Date, the total number of shares of Tax-Free Intermediate outstanding and entitled to vote was as follows:

  -------------------------------------- -------------------------------
                                               NUMBER OF SHARES
  -------------------------------------- -------------------------------
  TAX-FREE INTERMEDIATE CLASS A                2,773,976.048
  -------------------------------------- -------------------------------
  TAX-FREE INTERMEDIATE CLASS B                   43,540.063
  -------------------------------------- -------------------------------
  TAX-FREE INTERMEDIATE CLASS C                  379,152.027
  -------------------------------------- -------------------------------

         As of March 23, 2004, the officers and Trustees of the Trust beneficially owned as a group less than 1% of the outstanding shares of Tax-Free Intermediate and Ohio Tax-Free.

         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         On March 23, 2004, to the knowledge of the Trustees and management of the Trust, other than as set forth below, no person owned beneficially or of record more than 5% of Tax-Free Intermediate or Ohio Tax-Free's outstanding shares.

                   TAX-FREE INTERMEDIATE - CLASS A
--------------------------------------------------------------------------------
      Name and Address         No. of      Percentage of        Percentage of
                               Shares      Shares of Tax-Free   Shares of Ohio
                                            Intermediate        Tax-Free Class A
                                               Before           After
                                           Reorganization       Reorganization

-------------------------------------------------------------------------------
Merrill Lynch, Pierce         326,930.17      11.78%            9.89%
Fenner & Smith For the
Sole Benefit of its
Customers
4800 Deer Lake Drive
Jacksonville, FL
--------------------------------------------------------------------------------

                    TAX-FREE INTERMEDIATE - CLASS B
--------------------------------------------------------------------------------
  Name and Address            No. of      Percentage of          Percentage of
                              Shares      Shares of Tax-Free     Shares of Ohio
                                            Intermediate         Tax-Free Class
                                               Before            A After
                                            Reorganization       Reorganization
--------------------------------------------------------------------------------
A.G. Edwards & Sons           8,029.00        18.44%              .11%
FBO A Customer
One North Jefferson
St. Louis, MO.
--------------------------------------------------------------------------------
A.G. Edwards & Sons           2,829.26         6.50%              .04%
FBO A Customer
One North Jefferson
St. Louis, MO.
--------------------------------------------------------------------------------
Karl Kessler                  2,253.29        5.18%               .03%
16013 W. 136th Street
Olathe, KS
--------------------------------------------------------------------------------
Merrill Lynch, Pierce         25,299.24       58.11%             9.89%
Fenner & Smith For the
Sole Benefit of its
Customers
4800 Deer Lake Drive
Jacksonville, FL
--------------------------------------------------------------------------------
                       TAX-FREE INTERMEDIATE - CLASS C
--------------------------------------------------------------------------------
      Name and Address         No. of      Percentage of         Percentage of
                               Shares      Shares of Tax-Free    Shares of Ohio
                                            Intermediate         Tax-Free Class
                                               Before            C After
                                            Reorganization       Reorganization
--------------------------------------------------------------------------------
Joyce Yates                    19,164.16        5.05%              2.00%
400 S. Lower Schooner Road
Nashville, TN
--------------------------------------------------------------------------------
NFSC FEBO A Customer           52,520.83       13.85%              5.48%
P.O. Box 291
Ledbetter, KY
--------------------------------------------------------------------------------
Raymond James & Associates, Inc.35,914.09       9.47%              3.75%
880 Carillon Parkway
St. Petersburg, FL
--------------------------------------------------------------------------------

                         OHIO TAX-FREE - CLASS A
--------------------------------------------------------------------------------
    Name and Address         No. of        Percentage of         Percentage of
                               Shares      Shares of Ohio        Shares of Ohio
                                            Tax-Free             Tax-Free Class
                                               Before            A After
                                            Reorganization       Reorganization
--------------------------------------------------------------------------------
Merrill Lynch, Pierce       373,345.90         8.32%                9.89%
Fenner & Smith, Inc.
For the Benefit of its Customers
4800 Deer Lake Drive
Jacksonville, FL
--------------------------------------------------------------------------------

                       OHIO TAX-FREE - CLASS B
--------------------------------------------------------------------------------
    Name and Address         No. of      Percentage of         Percentage of
                               Shares      Shares of Ohio      Shares of Ohio
                                            Tax-Free           Tax-Free Class A
                                               Before          After
                                            Reorganization     Reorganization
-------------------------------------------------------------------------------
Andy C. Dudash               2,567.20          7.87%               .03%
17123 State Route 104
Ashville, OH
--------------------------------------------------------------------------------
Bonness Family Revocable     5,106.42         15.66%               .07%
Living Trust
1740 King Road
Hinckley, OH
-------------------------------------------------------------------------------
Donald and Carole Richards   2,286.92         7.01%               .03%
5694 Nickview Drive
Cincinnati, OH
--------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette 3,319.50         10.18%             .04%
P.O. Box 2052
Jersey City, NJ
--------------------------------------------------------------------------------
Frank E. Furie               4,330.37        13.28%              .06%
7558 Deer Valley Crossing
Powell, OH
--------------------------------------------------------------------------------
Merrill Lynch, Pierce        3,779.79        11.59%              9.89%
Fenner & Smith, Inc.
For the Benefit of its Customers
4800 Deer Lake Drive
Jacksonville, FL
------------------------------------------ ----------------- ------------------
Pershing LLC                 3,358.52        10.30%             .05%
P.O. Box 2052
Jersey City, NJ
------------------------------------------ ----------------- ------------------
Pershing LLC                 2,024.29         6.21%              .03%
P.O. Box 2052
Jersey City, NJ

                           OHIO TAX-FREE - CLASS C
-------------------------------------------------------------------------------
    Name and Address         No. of        Percentage of         Percentage of
                             Shares        Shares of Ohio        Shares of Ohio
                                            Tax-Free             Tax-Free Class
                                             Before              C After
                                            Reorganization       Reorganization
--------------------------------------------------------------------------------
FiServe Securities Inc.      84,153.55       14.53%                  8.78%
2005 Market Street
Philadelphia, PA
--------------------------------------------------------------------------------
Legg Mason Wood Walker Inc.  31,968.37        5.52%                  3.33%
P.O. Box 1476
Baltimore, MD
--------------------------------------------------------------------------------
Merrill Lynch, Pierce        86,743.63       14.98%                  9.05%
Fenner & Smith, Inc.
For the Benefit of its Customers
4800 Deer Lake Drive
Jacksonville, FL
--------------------------------------------------------------------------------
Raymond James & Associates    33,905.67        5.85%                3.53%
880 Carillon Parkway
St. Petersburg, FL
-------------------------------------------------------------------------------

                        FINANCIAL STATEMENTS AND EXPERTS

         The Annual Report of the Trust relating to the Funds for the year ended June 30, 2003, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of Ernst & Young LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.


          The Financial Highlights tables relating to the Funds contained in the Semiannual Report of the Trust for the six months ended December 31, 2003 are attached hereto as Exhibit C.

                              LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Ohio Tax-Free will be passed upon by Sullivan & Worcester LLP.

                             ADDITIONAL INFORMATION

         The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Woolworth Building, 233 Broadway, New York, New York 10279. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

                                 OTHER BUSINESS

         The Trustees of the Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

       THE TRUSTEES OF THE TRUST RECOMMEND APPROVAL OF THE PLAN.
ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS WILL BE VOTED IN FAVOR
               OF APPROVAL OF THE PLAN.


April 2, 2004

                                                                      Exhibit A
                                     FORM OF

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 4th day of February, 2004, by and between the Ohio Insured Tax-Free Fund (the "Acquiring Fund") and the Tax-Free Intermediate Term Fund (the "Selling Fund"), each a series of Touchstone Tax-Free Trust (the "Trust"). The Trust is a Massachusetts business trust, with its principal place of business at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202.

         The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for shares of beneficial interest, without par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of all of the liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, the Selling Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the transactions contemplated herein will be in the best interests of the Acquiring Fund and its shareholders;

         WHEREAS, the Trustees of the Trust have determined that the Selling Fund should exchange all of its assets and liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

         TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
         LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange for the Selling Fund's assets (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and
(ii) to assume all of the liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent unaudited financial statements, which contain a list of all of the Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would violate the Selling Fund's fiduciary duty to its shareholders.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all of the Selling Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14 which has been distributed to shareholders of the Selling Fund as described in paragraph 4.1(o).

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8 TERMINATION. The Trust shall take all necessary and appropriate steps under applicable law to terminate the Selling Fund promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Selling Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Selling Fund's assets shall be determined by multiplying the outstanding shares of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund by the net asset value per share of the Acquiring Fund on the Valuation Date, determined in accordance with in paragraph 2.2. Class A shares of the Acquiring Fund will be issued for Class A and Class B shares of the Acquired Fund. Class C shares of the Acquiring Fund will be issued for Class C shares of the Acquired Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by Integrated Fund Services, Inc., the Acquiring Fund and Selling Fund's accounting agent, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about May 24, 2004 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 8:00 a.m. EST at the offices of the Trust, or at such other time and/or place as the parties may agree.

         3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3 TRANSFER AGENT'S CERTIFICATE. The Selling Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Secretary of the Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.

                  (b) The Selling Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The unaudited financial statements of the Selling Fund at December 31, 2003 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since December 31, 2003, there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. The Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the Acquiring Fund and any other fund described therein other than the Selling Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of the Trust.

                  (b) The Acquiring Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The prospectus and statement of additional information, as of the date of the Prospectus/Proxy Statement, of the Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The unaudited financial statements of the Selling Fund at December 31, 2003 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (g) Since December 31, 2003, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

                  (n) The Prospectus/Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                ARTICLE V

           COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 APPROVAL BY SHAREHOLDERS. The Trust will call a meeting of the shareholders of the Selling Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

                                ARTICLE VI

           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's President or Vice President, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 With respect to the Selling Fund, the Trust shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, special counsel to the Trust and the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefore not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any statutory preemptive rights in respect thereof.

                  (e) The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued; and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

                               ARTICLE VII

         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Trust's President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust.

         7.3 With respect to the Acquiring Fund, the Trust shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, special counsel to the Trust and the Selling Fund, in a form reasonably satisfactory to the Acquiring Fund, covering the following points:

                  (a) The Selling Fund is a separate investment series of the Trust, a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-laws, or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly represent the information required to be shown.

                  (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund existing on or before the effective date of the Registration Statement or the Closing Date, required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (i) Assuming that a consideration therefore of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

         Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

                                  ARTICLE VIII

                 FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF
                     THE ACQUIRING FUND AND THE SELLING FUND


         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Trust's Agreement and Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund or the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

         8.6 The Trust shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that, for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)( )of the Code, and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of
Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such Shareholder immediately prior to the Closing, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefore were held by such Shareholder (provided the Selling Fund shares were held as capital assets on the date of the Closing).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Closing, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Touchstone Advisors, Inc., the investment advisor to the Trust. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement;
(b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are residents as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees;
(g) legal fees; and (h) solicitation costs of the transaction.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Selling Fund, the Trust, or its Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Selling Fund Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

         13.5 With respect to the Trust, the name used herein refers respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Massachusetts, which are hereby referred to and are also on file at the principal offices of the Trust. The obligations of the Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Trust, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the trust property, and all persons dealing with the Selling Fund and the Acquiring Fund must look solely to the trust property belonging to the Selling Fund and the Acquiring Fund for the enforcement of any claims against the Selling Fund and the Acquiring Fund, respectively.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                      TOUCHSTONE TAX-FREE TRUST
                                      ON BEHALF OF THE TAX-FREE
                                      INTERMEDIATE TERM FUND

                                      By:
                                         --------------------------------------

                                      Name:

                                      Title:



                                      TOUCHSTONE TAX-FREE TRUST
                                      ON BEHALF OF THE OHIO
                                      INSURED TAX-FREE FUND

                                      By:
                                         --------------------------------------

                                      Name:

                                      Title:

                                                                      Exhibit B
MANAGEMENT DISCUSSION AND ANALYSIS

MUNICIPAL BOND MARKET REVIEW & OUTLOOK

The fiscal year ended June 30, 2003 was characterized by continued weakness in the economy, poor performance in the equity markets and falling interest rates. The weak economy and corporate scandals led to poor earnings and lower equity prices, while spreads on corporate bonds widened relative to U.S. Treasury yields. While the corporate bond and equity markets did improve in the last quarter of the fiscal year, the upheaval in those markets provided the backdrop for U.S. Treasury yields to move lower as investors sought the safety provided by U.S. Treasury securities. As an example, 10-year Treasury Notes declined 1.25% over the course of the year to a yield of 3.50% - a level not seen in more than 40 years. The Federal Reserve cut interest rates twice during the fiscal year, once in November and most recently in late June, for a total cut of .75%, bringing the fed funds rate to 1.00%, which was also a historical low.

The municipal market also benefited from the difficulties in the equity and corporate bond markets, as investors were attracted to the safety provided by high quality municipal bonds. Investors certainly had ample opportunity, as over $385 billion in new municipal bonds were sold over the course of the year. A combination of low interest rates and the need for municipalities to fill budget gaps contributed to the record amount of bonds sold. Throughout much of the year, investor demand remained high, however, municipal bonds did under perform relative to U.S. Treasury securities due to the huge amount of supply. For example, 10-year municipal bond yields declined by only .80% over the period and as a result, municipal yields were trading at yields equal to 92% of 10-year U.S. Treasury yields by June 30, 2003.

With interest rates at historical lows and the economy expected to improve during the second half of 2003, it is likely that interest rates will rise. The exact timing is obviously difficult to know and the economy has certainly given us mixed signals in the past.

Municipal yields are at historically attractive levels compared to U.S. Treasuries and are trading at yield levels greater than 90% of comparable U.S. Treasuries across the yield curve. In the past, when municipals have gotten this "cheap" relative to U.S. Treasuries, the sector has typically outperformed Treasury securities.

TOUCHSTONE OHIO INSURED TAX-FREE FUND

The Fund's total return was 8.43% for the twelve months ended June 30, 2003. The total return for the Lehman Brothers Municipal Bond Index was 8.74% for the same period.

The Ohio Insured Tax-Free Fund posted top quartile performance for the year versus its peers in the Lipper Ohio Municipal Debt category which averaged of 7.59%. The Fund was able to post this performance as a result of changes we made to the portfolio near the end of the fiscal year 2002. We executed several trades to enhance the call protection of the portfolio. These bonds, combined with the older, higher yielding issues in the portfolio, provided the Fund with a combination of income and capital appreciation during the year. The Fund also outperformed the Lehman Brothers Municipal Bond Index after factoring in the Fund expenses. By design, the portfolio of the Ohio Insured Tax-Free Fund is invested in high-quality municipal bonds. In addition, we tend to focus on the 20-year maturity range, which has historically provided the Fund with the best combination of income and total return.

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                IN THE OHIO INSURED TAX-FREE FUND - CLASS A* AND
                    THE LEHMAN BROTHERS MUNICIPAL BOND INDEX


OHIO INSURED TAX-FREE         LEHMAN BROTHERS GENERAL
FUND CLASS A:                    MUNICIPAL INDEX:

DATE         BALANCE          DATE         BALANCE

06/30/93       9,525         6/30/93       10,000
09/30/93       9,892        09/30/93       10,338
12/31/93       9,964        12/31/93       10,483
03/31/94       9,438        03/31/94        9,908
06/30/94       9,485        06/30/94       10,017
09/30/94       9,502        09/30/94       10,086
12/31/94       9,429        12/31/94        9,942
03/31/95      10,051        03/31/95       10,644
06/30/95      10,221        06/30/95       10,900
09/30/95      10,459        09/30/95       11,214
12/31/95      10,925        12/31/95       11,677
03/31/96      10,689        03/31/96       11,536
06/30/96      10,737        06/30/96       11,624
09/30/96      10,992        09/30/96       11,891
12/31/96      11,260        12/31/96       12,194
03/31/97      11,168        03/31/97       12,165
06/30/97      11,526        06/30/97       12,584
09/30/97      11,806        09/30/97       12,963
12/31/97      12,070        12/31/97       13,315
03/31/98      12,178        03/31/98       13,468
06/30/98      12,337        06/30/98       13,673
09/30/98      12,716        09/30/98       14,093
12/31/98      12,739        12/31/98       14,178
03/31/99      12,802        03/31/99       14,303
06/30/99      12,560        06/30/99       14,050
09/30/99      12,447        09/30/99       13,995
12/31/99      12,345        12/31/99       13,886
03/31/00      12,748        03/31/00       14,292
06/30/00      12,887        06/30/00       14,508
09/30/00      13,139        09/30/00       14,859
12/31/01      13,783        12/31/00       15,508
03/31/01      13,999        03/31/01       15,853
06/30/01      14,035        06/30/01       15,956
09/30/01      14,326        09/30/01       16,404
12/31/01      14,208        12/31/01       16,304
03/31/02      14,292        03/31/02       16,457
06/30/02      14,760        06/30/02       17,059
09/30/02      15,554        09/30/02       17,870
12/31/02      15,496        12/31/02       17,870
03/31/03      15,636        03/31/03       18,084
06/30/03      16,003        06/30/03       18,551



--------------------------------------------------------------------------------
                 OHIO INSURED TAX-FREE FUND
                AVERAGE ANNUAL TOTAL RETURNS

          1 YEAR    5 YEARS    10 YEARS    SINCE INCEPTION*
Class A    8.43%     5.34%       5.32%            --
Class B    7.89%       --          --           6.76%
Class C    7.89%     4.65%         --           4.51%
-----------------------------------------------------------
                      PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

* The chart above represents performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993. The initial public offering of Class B shares commenced on May 1, 2001.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOUCHSTONE TAX-FREE INTERMEDIATE TERM FUND

The Fund's total return was 7.61% for the twelve months ended June 30, 2003. The total return for the Lehman Brothers 7 Year Municipal Bond Index was 8.85% for the same period.

The Tax-Free Intermediate Term Fund performed well during the fiscal year ended June 30, 2003, ranking in the second quartile of its peer group - Lipper Intermediate Municipal Debt Funds. The Fund was able to achieve its performance because the bulk of the portfolio was positioned in the 10-year maturity range, which was one of the better performing maturity sectors in the market. The Fund slightly underperformed the Lehman Brothers 7 year Municipal Bond Index after factoring in expenses of the Fund. The Fund lost the most ground relative to the index in the last quarter of the year, when the market sold off rather dramatically, with the 10-year maturity range taking the brunt of the sell-off. As mentioned above, we would expect that interest rates will begin to rise as soon as it becomes apparent that the economy is starting to recover. With municipal bonds trading at very attractive yield levels compared to U.S. Treasury securities, we would expect this to help the relative performance of the municipal market. We will continue to focus on high quality municipal bonds with the majority of the bonds in the portfolio rated AAA.

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
             IN THE TAX-FREE INTERMEDIATE TERM FUND - CLASS A* AND
                THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX
[Graphic omitted]

TAX-FREE INTERMEDIATE      LEHMAN BROTHERS 7-YEAR
FUND CLASS A                MUNICIPAL BOND INDEX:


DATE       BALANCE      DATE         BALANCE

06/30/93    9,525       06/30/93     10,000
09/30/93    9,827       09/30/93     10,290
12/31/93    9,943       12/31/93     10,414
03/31/94    9,608       03/31/94     10,021
06/30/94    9,686       06/30/94     10,127
09/30/94    9,741       09/30/94     10,224
12/31/94    9,652       12/31/94     10,125
03/31/95    10,072      03/31/95     10,657
06/30/95    10,302      06/30/95     10,960
09/30/95    10,515      09/30/95     11,273
12/31/95    10,770      12/31/95     11,558
03/31/96    10,724      03/31/96     11,517
06/30/96    10,767      06/30/96     11,566
09/30/96    10,940      09/30/96     11,774
12/31/96    11,187      12/31/96     12,062
03/31/97    11,170      03/31/97     12,048
06/30/97    11,433      06/30/97     12,379
09/30/97    11,647      09/30/97     12,709
12/31/97    11,843      12/31/97     12,987
03/31/98    11,943      03/31/98     13,135
06/30/98    12,078      06/30/98     13,288
09/30/98    12,376      09/30/98     13,709
12/31/98    12,444      12/31/98     13,795
03/31/99    12,488      03/31/99     13,912
06/30/99    12,328      06/30/99     13,676
09/30/99    12,347      09/30/99     13,788
12/31/99    12,335      12/31/99     13,775
03/31/00    12,523      03/31/00     13,994
06/30/00    12,667      06/30/00     14,221
09/30/00    12,902      09/30/00     14,544
12/31/00    13,336      12/31/00     15,025
03/31/01    13,622      03/31/01     15,414
06/30/01    13,680      06/30/01     15,526
09/30/01    14,034      09/30/01     15,953
12/31/01    13,877      12/31/01     15,805
03/31/02    13,978      03/31/02     15,958
06/30/02    14,466      06/30/02     16,639
09/30/02    15,115      09/30/02     17,392
12/31/02    15,103      12/31/02     17,442
03/31/03    15,236      03/31/03     17,644
06/30/03    15,565      06/30/03     18,112




--------------------------------------------------------------------------------

              TAX-FREE INTERMEDIATE TERM FUND
                AVERAGE ANNUAL TOTAL RETURNS

          1 YEAR    5 YEARS    10 YEARS    SINCE INCEPTION*
CLASS A    7.61%     5.21%       5.04%            --
CLASS B    6.87%       --          --           6.19%
CLASS C    6.71%     4.42%         --           4.13%
-----------------------------------------------------------
                       PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


* The chart above represents performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was September 10, 1981, and the initial public offering of Class C shares commenced on February 1, 1994. The initial public offering of Class B shares commenced on May 1, 2001.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                                                 EXHIBIT C

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  12.36       $  11.94       $  11.89       $  11.45       $  11.74       $  12.37
                                             -----------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income .............           0.24           0.49           0.53           0.56           0.58           0.58
   Net realized and unrealized gains
      (losses) on investments ........          (0.08)          0.49           0.07           0.44          (0.29)         (0.34)
                                             -----------------------------------------------------------------------------------
Total from investment operations .....           0.16           0.98           0.60           1.00           0.29           0.24
                                             -----------------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income         (0.36)         (0.49)         (0.53)         (0.56)         (0.58)         (0.58)
   Distributions from net realized gains           --          (0.07)         (0.02)            --             --          (0.29)
                                             -----------------------------------------------------------------------------------
Total distributions ..................          (0.36)         (0.56)         (0.55)         (0.56)         (0.58)         (0.87)
                                             -----------------------------------------------------------------------------------

Net asset value at end of period .....       $  12.16       $  12.36       $  11.94       $  11.89       $  11.45       $  11.74
                                             ===================================================================================

Total return(A) ......................           1.33%(B)       8.43%          5.15%          8.88%          2.60%          1.81%
                                             ===================================================================================

Net assets at end of period (000's) ..       $ 56,862       $ 59,683       $ 54,348       $ 54,791       $ 59,600       $ 62,737
                                             ===================================================================================

Ratio of net expenses to
   average net assets ................           0.75%(C)       0.75%          0.75%          0.75%          0.75%          0.75%

Ratio of net investment income to
   average net assets ................           3.95%(C)       4.03%          4.47%          4.77%          5.08%          4.72%

Portfolio turnover rate ..............             30%(C)         24%            28%            20%            66%            26%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Not annualized.
(C)  Annualized.

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $  12.41       $  11.96       $  11.89       $  11.44       $  11.74       $  12.37
                                             -----------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ..............          0.20           0.40           0.44           0.47           0.49           0.49
   Net realized and unrealized gains
      (losses) on investments .........         (0.10)          0.52           0.09           0.45          (0.30)         (0.34)
                                             -----------------------------------------------------------------------------------
Total from investment operations ......          0.10           0.92           0.53           0.92           0.19           0.15
                                             -----------------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income .       (0.31)         (0.40)         (0.44)         (0.47)         (0.49)         (0.49)
   Distributions from net realized gains           --          (0.07)         (0.02)            --             --          (0.29)
                                             -----------------------------------------------------------------------------------
Total distributions ...................         (0.31)         (0.47)         (0.46)         (0.47)         (0.49)         (0.78)
                                             -----------------------------------------------------------------------------------

Net asset value at end of period ......      $  12.20       $  12.41       $  11.96       $  11.89       $  11.44       $  11.74
                                             ===================================================================================

Total return(A) .......................         0.87%(B)       7.89%          4.54%          8.15%          1.75%          1.05%
                                             ===================================================================================

Net assets at end of period (000's) ...      $  7,559       $  7,388       $  4,910       $  4,526       $  3,585       $  4,740
                                             ===================================================================================

Ratio of net expenses to
   average net assets .................         1.50%(C)       1.50%          1.50%          1.50%          1.50%          1.50%

Ratio of net investment income to
   average net assets .................         3.20%(C)       3.27%          3.72%          4.00%          4.42%          3.97%

Portfolio turnover rate ...............           30%(C)         24%            28%            20%            66%            26%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Not annualized.
(C)  Annualized.

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  11.64       $  11.22       $  11.05       $  10.68       $  10.87       $  11.12
                                             -----------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ..............          0.20           0.42           0.45           0.47           0.48           0.48
   Net realized and unrealized gains
      (losses) on investments .........         (0.17)          0.42           0.17           0.37          (0.19)         (0.25)
                                             -----------------------------------------------------------------------------------
Total from investment operations ......          0.03           0.84           0.62           0.84           0.29           0.23
                                             -----------------------------------------------------------------------------------

Dividends from net investment income ..         (0.20)         (0.42)         (0.45)         (0.47)         (0.48)         (0.48)
                                             -----------------------------------------------------------------------------------

Net asset value at end of period ......      $  11.47       $  11.64       $  11.22       $  11.05       $  10.68       $  10.87
                                             ===================================================================================

Total return(A) .......................         0.28%(B)       7.61%          5.73%          7.99%          2.75%          2.07%
                                             ===================================================================================

Net assets at end of period (000's) ...      $ 33,288       $ 35,176       $ 33,350       $ 35,698       $ 36,817       $ 47,899
                                             ===================================================================================

Ratio of net expenses to
   average net assets .................         0.99%(C)       0.99%          0.99%          0.99%          0.99%          0.99%

Ratio of net investment income to
   average net assets .................         3.47%(C)       3.66%          4.07%          4.31%          4.47%          4.33%

Portfolio turnover rate ...............           18%(C)         46%            58%            51%            41%            51%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Not annualized.
(C)  Annualized.

TAX-FREE INTERMEDIATE TERM FUND - CLASS B
FINANCIAL HIGHLIGHTS
==================================================================================================
                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED           YEAR           YEAR         PERIOD
                                            DECEMBER 31,     ENDED          ENDED          ENDED
                                               2003         JUNE 30,       JUNE 30,       JUNE 30,
                                            (UNAUDITED)       2003           2002          2001(A)
--------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  11.65       $  11.23       $  11.06       $  10.96
                                             -----------------------------------------------------

Income (loss) from investment operations:
   Net investment income .............           0.16           0.34           0.37           0.06
   Net realized and unrealized gains
      (losses) on investments ........          (0.17)          0.42           0.17           0.10
                                             -----------------------------------------------------
Total from investment operations .....          (0.01)          0.76           0.54           0.16
                                             -----------------------------------------------------

Dividends from net investment income .          (0.16)         (0.34)         (0.37)         (0.06)
                                             -----------------------------------------------------

Net asset value at end of period .....       $  11.48       $  11.65       $  11.23       $  11.06
                                             =====================================================

Total return(B) ......................         (0.09%)(C)      6.87%          4.96%          1.50%(C)
                                             =====================================================

Net assets at end of period (000's) ..       $    479       $    386       $     60       $     --(D)
                                             =====================================================

Ratio of net expenses to average net assets     1.74%(E)       1.73%          1.74%          0.00%(E)(F)

Ratio of net investment income to
   average net assets ................          2.72%(E)       2.82%          3.31%          3.56%(E)

Portfolio turnover rate ..............            18%(E)         46%            58%            51%(E)

(A)  Represents  the period from the initial  public  offering of shares (May 1, 2001) through
     June 30, 2001.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C)  Not annualized.
(D)  Class B shares net assets are less than $1,000.
(E)  Annualized.
(F)  Rounds to less than 0.005%.

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  11.64       $  11.23       $  11.06       $  10.68       $  10.88       $  11.12
                                             -----------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ..............          0.16           0.33           0.37           0.39           0.40           0.40
   Net realized and unrealized gains
      (losses) on investments .........         (0.17)          0.41           0.17           0.38          (0.20)         (0.24)
                                             -----------------------------------------------------------------------------------
Total from investment operations ......         (0.01)          0.74           0.54           0.77           0.20           0.16
                                             -----------------------------------------------------------------------------------

Dividends from net investment income ..         (0.16)         (0.33)         (0.37)         (0.39)         (0.40)         (0.40)
                                             -----------------------------------------------------------------------------------

Net asset value at end of period ......      $  11.47       $  11.64       $  11.23       $  11.06       $  10.68       $  10.88
                                             ===================================================================================

Total return(A) .......................        (0.10%)(B)      6.71%          4.94%          7.27%          1.88%          1.40%
                                             ===================================================================================

Net assets at end of period (000's) ...      $  4,702       $  5,090       $  3,597       $  3,043       $  3,374       $  4,634
                                             ===================================================================================

Ratio of net expenses to
   average net assets .................         1.74%(C)       1.74%          1.74%          1.74%          1.74%          1.74%

Ratio of net investment income to
   average net assets .................         2.72%(C)       2.90%          3.30%          3.56%          3.72%          3.58%

Portfolio turnover rate ...............           18%(C)         46%            58%            51%            41%            51%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Not annualized.
(C)  Annualized.

                       STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                         TAX-FREE INTERMEDIATE TERM FUND

                                   a series of

                            TOUCHSTONE TAX-FREE TRUST
                        221 East Fourth Street, Suite 300
                             Cincinnati, Ohio 45202
                                 (800) 543-0407

                        By and In Exchange For Shares of

                           OHIO INSURED TAX-FREE FUND

                                   a series of

                            TOUCHSTONE TAX-FREE TRUST

         This Statement of Additional Information, dated April 2, 2004, relating specifically to the proposed transfer of the assets and liabilities of the Tax-Free Intermediate Term Fund, a series of Touchstone Tax-Free Trust (the "Trust"), to the Ohio Insured Tax-Free Fund (collectively the "Funds"), a series of the Trust, in exchange for shares of beneficial interest, without par value per share, of the Ohio Insured Tax-Free Fund (to be issued to holders of shares of the Tax-Free Intermediate Term Fund), consists of the information set forth below pertaining to the Funds and the following described documents, each of which is attached hereto and incorporated by reference herein:

         (1) The Statement of Additional Information of the Funds dated November 1, 2003;

         (2)      Annual Report of the Funds for the year ended June 30, 2003;

         (3) Semi-Annual Report of the Funds for the six month period ended December 31, 2003; and

         (4)      Pro Forma Financial Statements dated as of December 31, 2003.

         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of the Funds dated April 2, 2004. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.

                            TOUCHSTONE TAX-FREE TRUST

                       STATEMENT OF ADDITIONAL INFORMATION


                                NOVEMBER 1, 2003


                         TAX-FREE INTERMEDIATE TERM FUND
                           OHIO INSURED TAX-FREE FUND
                           TAX-FREE MONEY MARKET FUND
                         OHIO TAX-FREE MONEY MARKET FUND
                      CALIFORNIA TAX-FREE MONEY MARKET FUND
                       FLORIDA TAX-FREE MONEY MARKET FUND


This Statement of Additional Information is not a prospectus. It should be read together with the Funds' Prospectus dated November 1, 2003. The Funds' financial statements are contained in the Annual Report, which is incorporated by reference into this Statement of Additional Information. You may receive a copy of the Funds' Prospectus or most recent Annual and Semiannual Report by writing the Trust at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202-4133, by calling Touchstone nationwide toll-free 1.800.543.0407, in Cincinnati 513.362.4921, or by visiting our website at touchstoneinvestments.com.

                       STATEMENT OF ADDITIONAL INFORMATION

                            Touchstone Tax-Free Trust
                        221 East Fourth Street, Suite 300
                          Cincinnati, Ohio 45202 - 4133

                               TABLE OF CONTENTS                            PAGE

THE TRUST.....................................................................3

MUNICIPAL OBLIGATIONS.........................................................5

QUALITY RATINGS OF MUNICIPAL OBLIGATIONS.....................................10

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS................................14

INVESTMENT LIMITATIONS.......................................................18

INSURANCE ON THE OHIO INSURED TAX-FREE FUND'S SECURITIES.....................22

TRUSTEES AND OFFICERS........................................................25

THE INVESTMENT ADVISOR AND SUB-ADVISOR.......................................31

THE DISTRIBUTOR..............................................................35

DISTRIBUTION PLANS...........................................................36

SECURITIES TRANSACTIONS......................................................38

CODE OF ETHICS...............................................................40

PORTFOLIO TURNOVER...........................................................40

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE.........................41

CHOOSING A SHARE CLASS.......................................................43

OTHER PURCHASE INFORMATION...................................................50

TAXES........................................................................52

OTHER REDEMPTION INFORMATION.................................................55

HISTORICAL PERFORMANCE INFORMATION...........................................55

PRINCIPAL SECURITY HOLDERS...................................................62

CUSTODIAN....................................................................65

INDEPENDENT AUDITORS.........................................................65

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT................................65

FINANCIAL STATEMENTS.........................................................66

THE TRUST
---------

Touchstone Tax-Free Trust (the "Trust"), formerly Countrywide Tax-Free Trust, an open-end, diversified management investment company, was organized as a Massachusetts business trust on April 13, 1981. The Trust currently offers six series of shares to investors: the Tax-Free Money Market Fund (formerly the Tax-Free Money Fund), the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund (formerly the Ohio Tax-Free Money Fund), the California Tax-Free Money Market Fund (formerly the California Tax-Free Money Fund) and the Florida Tax-Free Money Market Fund (formerly the Florida Tax-Free Money Fund) (referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment goals and policies.

Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise. Each class of shares of a Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Both Retail shares and Institutional shares of the Ohio Tax-Free Money Market Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) Retail shares bear the expenses of distribution fees; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting privileges and automatic investment and redemption plans.

Both Class A and Class S shares of the Tax-Free Money Market Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; (iv) Class S shares may only be purchased through financial institutions and are used as a sweep vehicle; and
(v) each class offers different features and services to shareholders.

Class A shares, Class B shares and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund represent an interest in the same assets of such Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares is subject to different sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust, as does a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

MUNICIPAL OBLIGATIONS
---------------------

Each Fund invests primarily in municipal obligations. Municipal obligations are debt obligations issued by a state and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax ("Municipal Obligations"). The Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund invest primarily in Ohio obligations, which are Municipal Obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax. The California Tax-Free Money Market Fund invests primarily in California obligations, which are Municipal Obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and California income tax. The Florida Tax-Free Money Market Fund invests primarily in Florida obligations, which are Municipal Obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers, the value of which is exempt from the Florida intangible personal property tax, which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax.

Municipal  Obligations  consist  of  tax-exempt  bonds,   tax-exempt  notes  and
tax-exempt commercial paper.

TAX-EXEMPT BONDS. Tax-exempt bonds are issued to obtain funds to construct, repair or improve various facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works; to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities.

The two principal classifications of tax-exempt bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private user of the facility.

Each Fund may invest in any combination of general obligation bonds, revenue bonds and industrial development bonds. Each Fund may invest more than 25% of its assets in tax-exempt obligations issued by municipal governments or political subdivisions of governments within a particular segment of the bond market, such as housing agency bonds, hospital revenue bonds or airport bonds. It is possible that economic, business or political developments or other changes affecting one bond may also affect other bonds in the same segment in the same manner, thereby potentially increasing the risk of such investments.

From time to time, each Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the nongovernmental users. However, a Fund will not invest more than 25% of its assets in securities backed by nongovernmental users, which are in the same industry. Interest on municipal obligations (including certain industrial development bonds) which are private activity obligations, as defined in the Internal Revenue Code, issued after August 7, 1986, while exempt from federal income tax, is a preference item for purposes of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. Each Fund will invest its assets so that no more than 20% of its annual income gives rise to a preference item for the purpose of the alternative minimum tax and in other investments subject to federal income tax.

TAX-EXEMPT NOTES. Tax-exempt notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Tax-exempt notes include:

     1. TAX ANTICIPATION NOTES. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

     2. REVENUE ANTICIPATION NOTES. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal revenue sharing programs.

     3. BOND ANTICIPATION NOTES. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

TAX-EXEMPT COMMERCIAL PAPER. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes issued by a state and its political subdivisions. These notes are issued to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

WHEN-ISSUED OBLIGATIONS. Each Fund may invest in when-issued Municipal Obligations. Obligations offered on a when-issued basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. In connection with these investments, each Fund will direct its Custodian to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because a Fund purchases securities on a when-issued basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e, all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will have greater fluctuation. The purchase of securities on a when-issued basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

When the time comes for a Fund to make payment for securities purchased on a when-issued basis, the Fund will do so by using then-available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued basis themselves (which may have a market value greater or less than the Fund's payment obligation). Although a Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, the Funds may sell these obligations before the settlement date if it is deemed advisable by the Sub-Advisor as a matter of investment strategy. Sales of securities for these purposes carry a greater potential for the realization of capital gains and losses, which are not exempt from federal income taxes.

PARTICIPATION INTERESTS. Each Fund may invest in participation interests in Municipal Obligations owned by banks or other financial institutions. Participation interests frequently are backed by irrevocable letters of credit or a guarantee of a bank. A Fund will have the right to sell the interest back to the bank or other financial institution and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation interest in the par value of the Municipal Obligation plus accrued interest. Each Fund intends to exercise the demand on the letter of credit only under the following circumstances: (1) default of any of the terms of the documents of the Municipal Obligation, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. The bank or financial institution will retain a service and letter of credit fee and a fee for issuing the repurchase commitment in an amount equal to the excess of the interest paid by the issuer on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel of the issuer, interest income on the interest will be tax-exempt when distributed as dividends to shareholders. As a matter of current operating policy, each Fund will not invest more than 10% of its net assets in participation interests that do not have a demand feature and all other illiquid securities. This operating policy is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest.

FLOATING AND VARIABLE RATE OBLIGATIONS. Each Fund may invest in floating or variable rate Municipal Obligations. Floating rate obligations have an interest rate that is fixed to a specified interest rate, such as a bank prime rate, and is automatically adjusted when the specified interest rate changes. Variable rate obligations have an interest rate that is adjusted at specified intervals to a specified interest rate. Periodic interest rate adjustments help stabilize the obligations' market values. Each Fund may purchase these obligations from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit a Fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon not more than 30 days' notice at any time or prior to specific dates. Certain of these variable rate obligations, often referred to as "adjustable rate put bonds," may have a demand feature exercisable on a quarterly or annual basis. If a Fund invests a substantial portion of its assets in obligations with demand features permitting sale to a limited number of entities, the inability of the entities to meet demands to purchase the obligations could affect the Fund's liquidity. However, obligations with demand features frequently are secured by letters of credit or comparable guarantees that may reduce the risk that an entity would not be able to meet such demands. In determining whether an obligation secured by a letter of credit meets a Fund's quality standards, the Sub-Advisor will ascribe to such obligation the same rating given to unsecured debt issued by the letter of credit provider. In looking to the creditworthiness of a party relying on a foreign bank for credit support, the Sub-Advisor will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions affecting its ability to honor its credit commitment. As a matter of current operating policy, each Fund will not invest more than 10% of its net assets in floating or variable rate obligations as to which it cannot exercise the demand feature on not more than seven days' notice if the Sub-Advisor, under the direction of the Board of Trustees, determines that there is no secondary market available for these obligations and all other illiquid securities. This operating policy is not fundamental and may be changed by the Board of Trustees without shareholder approval.

INVERSE FLOATING OBLIGATIONS. Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may invest in securities representing interests in Municipal Obligations, known as inverse floating obligations, which pay interest rates that vary inversely to changes in the interest rates of specified short-term Municipal Obligations or an index of short-term Municipal Obligations. The interest rates on inverse floating obligations will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate, long-term Municipal Obligations increase or decrease in response to such changes. As a result, the market value of inverse floating obligations will generally be more volatile than the market value of fixed-rate Municipal Obligations.

OBLIGATIONS WITH PUTS ATTACHED. Each Fund may purchase Municipal Obligations with the right to resell the obligation to the seller at a specified price or yield within a specified period. The right to resell is commonly known as a "put" or a "standby commitment." Each Fund may purchase Municipal Obligations with puts attached from banks and broker-dealers. Each Fund intends to use obligations with puts attached for liquidity purposes to ensure a ready market for the underlying obligations at an acceptable price. Although no value is assigned to any puts on Municipal Obligations, the price that a Fund pays for the obligations may be higher than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation. Each Fund intends to purchase such obligations only from sellers deemed by the Sub-Advisor, under the direction of the Board of Trustees, to present minimal credit risks. In addition, the value of the obligations with puts attached held by a Fund will not exceed 10% of its net assets.

LEASE OBLIGATIONS. The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may invest in Municipal Obligations that constitute participation in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. Lease obligations provide a premium interest rate which, along with the regular amortization of the principal, may make them attractive for a portion of a Fund's assets. Certain of these lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis. In addition to the "non-appropriation" risk, these securities represent a type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are secured by the leased property, the disposition of the property in the event of foreclosure might prove difficult. The Trust will seek to minimize the special risks associated with such securities by only investing in "non-appropriation" lease obligations where (1) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (2) the lease payments will commence amortization of principal at an early date resulting in an average life of seven years or less for the lease obligation, (3) appropriate covenants will be obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if the lease payments are not appropriated, (4) the lease obligor has maintained good market acceptability in the past, (5) the investment is of a size that will be attractive to institutional investors, and (6) the underlying leased equipment has elements of portability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required.

Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will not invest more than 10% of its net assets in lease obligations if the Sub-Advisor determines that there is no secondary market available for these obligations and all other illiquid securities. The Funds do not intend to invest more than an additional 5% of their net assets in municipal lease obligations determined by the Sub-Advisor, under the direction of the Board of Trustees, to be liquid. In determining the liquidity of such obligations, the Sub-Advisor will consider such factors as (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. A Fund will only purchase unrated lease obligations that meet its quality standards, as determined by the Sub-Advisor, under the direction of the Board of Trustees, including an assessment of the likelihood that the lease will not be cancelled.

QUALITY RATINGS OF MUNICIPAL OBLIGATIONS
----------------------------------------

The Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund (the "Money Market Funds") may invest in Municipal Obligations only if rated at the time of purchase within the two highest grades assigned by any two nationally recognized statistical rating organizations ("NRSROs") (or by any one NRSRO if the obligation is rated by only that NRSRO). The NRSROs that may rate the obligations of the Money Market Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Service ("S&P"), Fitch Ratings ("Fitch") or Dominion Bond Rating Service, Limited ("Dominion").

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may invest in Municipal Obligations rated at the time of purchase within the four highest grades assigned by Moody's, S&P, Fitch or Dominion. The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also invest in tax-exempt notes and commercial paper determined by the Sub-Advisor to meet the Funds' quality standards. Each Fund's quality standards limit its investments in tax-exempt notes to those which are rated within the three highest grades by Moody's (MIG 1, MIG 2 or MIG 3), Fitch (F-1+, F-1 or F-2) or the two highest grades by S&P (SP-1 or SP-2) and in tax-exempt commercial paper to those which are rated within the two highest grades by Moody's (Prime-1 or Prime-2), S&P (A-1 or A-2) or Fitch (Fitch-1 or Fitch-2).

     MOODY'S RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Bonds rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuers. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's says that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long term risks appear somewhat larger than Aaa bonds. Moody's describes bonds rated A as possessing many favorable investment attributes and as upper medium grade obligations. Factors giving security to principal and interest of A rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds that are rated by Moody's in the fourth highest rating (Baa) are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Those obligations in the A and Baa group that Moody's believes possess the strongest investment attributes are designated by the symbol A 1 and Baa 1.

     2. TAX-EXEMPT NOTES. Moody's highest rating for tax-exempt notes is MIG-1. Moody's says that notes rated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the MIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1 group. Notes bearing the designation MIG-3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

     3. TAX-EXEMPT COMMERCIAL PAPER. The rating Prime-1 is the highest tax-exempt commercial paper rating assigned by Moody's. Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term obligations.

     S&P RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of S&P for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. Bonds which are rated by S&P in the fourth highest rating (BBB) are regarded as having an adequate capacity to pay interest and repay principal and are considered "investment grade." Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in higher rated categories. The ratings for tax-exempt bonds may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     2. TAX-EXEMPT NOTES. Tax-exempt note ratings are generally given by S&P to notes that mature in three years or less. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a plus designation. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

     3. TAX-EXEMPT COMMERCIAL PAPER. The ratings A-1+ and A-1 are the highest tax-exempt commercial paper ratings assigned by S&P. These designations indicate the degree of safety regarding timely payment is either overwhelming (A-1+) or very strong (A- 1). Capacity for timely payment on issues rated A-2 is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

     FITCH RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of Fitch for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA are regarded by Fitch as being of the highest quality, with the obligor having an extraordinary ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are regarded by Fitch as high quality obligations. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated bonds, and more subject to possible change over the term of the issue. Bonds rated A are regarded by Fitch as being of good quality. The obligor's ability to pay interest and repay principal is strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are regarded by Fitch as being of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings. Fitch ratings may be modified by the addition of a plus (+) or minus (-) sign.

     2. TAX-EXEMPT NOTES. The ratings F-1+, F-1 and F-2 are the highest ratings assigned by Fitch for tax-exempt notes. Notes assigned the F-1+ rating are regarded by Fitch as having the strongest degree of assurance for timely payment. Notes assigned the F-1 rating reflect an assurance for timely payment only slightly less than the strongest issues. Notes assigned the F-2 rating have a degree of assurance for timely payment with a lesser margin of safety than higher-rated notes.

     3. TAX-EXEMPT COMMERCIAL PAPER. Commercial paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Issues assigned the Fitch-2 rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

     DOMINION RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of Dominion for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. Bonds rated AA are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Bonds rated A are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the A category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies. Bonds rated BBB are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present, which reduce the strength of the entity and its rated securities.

     2. TAX-EXEMPT NOTES AND COMMERCIAL PAPER. The ratings R-1 (high), R-1 (middle) and R-1 (low) are the highest ratings assigned by Dominion for tax-exempt notes and commercial paper. Short-term debt rated R-1
          (high) is of the highest credit quality, and indicates an entity that possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits to only a small degree. Short-term debt rated R-1 (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable.

GENERAL. The ratings of Moody's, S&P, Fitch and Dominion represent their opinions of the quality of the obligations rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, obligations with the same maturity, coupon and rating may have different yields, while obligations of the same maturity and coupon, but with different ratings, may have the same yield. It is the responsibility of the Sub-Advisor to appraise independently the fundamental quality of the obligations held by the Funds. Certain Municipal Obligations may be backed by letters of credit or similar commitments issued by banks and, in such instances, the obligation of the bank and other credit factors will be considered in assessing the quality of the Municipal Obligations.

Any Municipal Obligation that depends on credit of the U.S. Government (e.g., project notes) will be considered by the Sub-Advisor as having the equivalent of the highest rating of Moody's, S&P, Fitch or Dominion. In addition, unrated Municipal Obligations will be considered as being within the foregoing quality ratings if other equal or junior Municipal Obligations of the same issuer are rated and their ratings are within the foregoing ratings of Moody's, S&P, Fitch or Dominion. Each Fund may also invest in Municipal Obligations that are not rated if, in the opinion of the Sub-Advisor, such obligations are of comparable quality to those rated obligations in which the applicable Fund may invest.

Subsequent to its purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If the rating of an obligation held by a Fund is reduced below its minimum requirements, the Fund will be required to exercise the demand provision or sell the obligation as soon as practicable.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

A more detailed discussion of some of the investment policies of the Funds described in the Prospectus appears below:

BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The Funds will only invest in bankers' acceptances of banks having a short-term rating of A-1 by S&P or Prime-1 by Moody's. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Each Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund will only invest in taxable commercial paper provided the paper is rated in one of the two highest categories by any two NRSROs (or by any one NRSRO if the security is rated by only that NRSRO). Each Fund may also invest in unrated commercial paper of issuers who have outstanding unsecured debt rated Aa or better by Moody's or AA or better by S&P. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to a Fund's restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Sub-Advisor, subject to the direction of the Board of Trustees, such note is liquid. The Funds do not presently intend to invest in taxable commercial paper.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1 or Prime-2. Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1 or A-2.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. A Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must consist of certificates of deposit, eligible bankers' acceptances or securities that are issued or guaranteed by the United States Government or its agencies. The collateral will be held by the Custodian or in the Federal Reserve Book Entry System.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Sub-Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

LOANS OF PORTFOLIO SECURITIES. Each Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that a Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Funds' Custodian in an amount at least equal to the market value of the loaned securities. As a matter of current operating policy, each Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This policy is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Funds receive amounts equal to the interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Sub-Advisor or any affiliated person of the Trust or an affiliated person of the Sub-Advisor or other affiliated person. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Funds to reacquire loaned securities on five days' notice or in time to vote on any important matter.

BORROWING. Each Fund (except the California Tax-Free Money Market Fund) may borrow money from banks or from other lenders to the extent permitted by applicable law, for temporary or emergency purposes and to meet redemptions and may pledge assets to secure such borrowings. The 1940 Act requires the Funds to maintain asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of at least 300% for all such borrowings. It at any time the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within 3 days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this test. To reduce its borrowings, a Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by a Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions. A Fund will not make any borrowing that would cause its outstanding borrowings to exceed one-third of the value of its total assets.

As a matter of current operating policy, the Tax-Free Money Market Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Florida Tax-Free Money Market Fund may each borrow money from banks or other lenders, as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding 10% of its total assets. Each of these Funds may pledge assets in connection with borrowings but will not pledge more than 10% of its total assets. Each of these Funds will not make any additional purchases of portfolio securities while borrowings are outstanding. These policies are not fundamental and may be changed by the Board of Trustees without shareholder approval.

The California Tax-Free Money Market Fund may borrow money from banks in an amount not exceeding 10% of its total assets. The California Tax-Free Money Market Fund may pledge assets in connection with borrowings but will not pledge more than one-third of its total assets. The California Tax-Free Money Market Fund will not make any additional purchases of portfolio securities while borrowing are outstanding.

Borrowing magnifies the potential for gain or loss on the portfolio securities of the Funds and, therefore, if employed, increases the possibility of fluctuation in a Fund's net asset value ("NAV"). This is the speculative factor known as leverage. To reduce the risks of borrowing, the Funds will limit their borrowings as described above.

SECURITIES WITH LIMITED MARKETABILITY. As a matter of current operating policy, each Fund may invest in the aggregate up to 10% of its net assets in securities that are not readily marketable, including: participation interests that are not subject to demand features; floating and variable rate obligations as to which the Funds cannot exercise the related demand feature and as to which there is no secondary market; repurchase agreements not terminable within seven days, and (for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund) lease obligations for which there is no secondary market. This policy is fundamental for the California Tax-Free Money Market Fund and may not be changed without the affirmative vote of a majority of the Fund's outstanding shares. This policy is not fundamental for the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Tax-Free Money Market Fund, the Ohio Tax-

Free Money Market Fund and the Florida Tax-Free Money Market Fund and may be changed by the Board of Trustees without shareholder approval.

SENIOR SECURITIES. As a matter of current operating policy, the following activities will not be considered to be issuing senior securities for purposes of each Fund's (except the California Tax-Free Money Market Fund) restrictions on investments in senior securities, (see "Investment Limitations").

     (1) Collateral arrangements in connection with any type of option, futures contract forward contract, or swap.
     (2) Collateral arrangements in connection with initial and variation margin.
     (3) A pledge, mortgage or hypothecation of a Fund's assets to secure its borrowings.
     (4) A pledge of a Fund's assets to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

MAJORITY. As used in this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of any Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

INVESTMENT LIMITATIONS
----------------------

The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund. For the purpose of these investment limitations, the identification of the "issuer" of Municipal Obligations which are not general obligation bonds is made by the Sub-Advisor on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

THE FUNDAMENTAL LIMITATIONS APPLICABLE TO THE TAX-FREE INTERMEDIATE TERM FUND, THE OHIO INSURED TAX-FREE FUND, THE TAX-FREE MONEY MARKET FUND, THE OHIO TAX-FREE MONEY MARKET FUND AND THE FLORIDA TAX-FREE MONEY MARKET FUND ARE:

     1. BORROWING MONEY. The Funds may not engage in borrowing except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     2. UNDERWRITING. The Funds may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, a Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

     3. LOANS. The Funds may not make loans to other persons except that a Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     4. REAL ESTATE. The Funds may not purchase or sell real estate except that a Fund may (1) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by real estate or interests in real estate, and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

     5. COMMODITIES. The Funds may not purchase or sell physical commodities except that a Fund may (1) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts. This limitation is not applicable to the extent that the tax-exempt obligations, U.S. Government obligations and other securities in which the Funds may otherwise invest would be considered to be such commodities, contracts or investments.

     6. CONCENTRATION. The Funds may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of a Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     7. SENIOR SECURITIES. The Funds may not issue senior securities except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

THE FUNDAMENTAL LIMITATIONS APPLICABLE TO THE CALIFORNIA TAX-FREE MONEY MARKET FUND ARE:

     1. BORROWING MONEY. The Fund will not borrow money, except from a bank for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 10% of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

     2. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than 10% of the value of its total assets in connection with borrowings.

     3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. ILLIQUID INVESTMENTS. The Fund will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale, repurchase agreements maturing in more than seven days and other illiquid securities.

     5. REAL ESTATE. The Fund will not purchase, hold or deal in real estate. This limitation is not applicable to investments in securities which are secured by or represent interests in real estate.

     6. COMMODITIES. The Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs. This limitation is not applicable to the extent that the tax-exempt obligations, U.S. Government obligations and other securities in which the Fund may otherwise invest would be considered to be such commodities, contracts or investments.

     7. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of tax-exempt obligations or publicly distributed bonds, debentures or other securities.

     8. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

     9. SHORT SALES AND OPTIONS. The Fund will not sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by the Fund of tax-exempt obligations with puts attached or sales by the Fund of other securities in which the Fund may otherwise invest would be considered to be sales of options.

     10. OTHER INVESTMENT COMPANIES. The Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of its total assets in securities of other investment companies.

     11. CONCENTRATION. The Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in tax-exempt obligations issued by governments or political subdivisions of governments.

     12. SENIOR SECURITIES. The Fund will not issue or sell any class of senior security as defined by the Investment Company Act of 1940 except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued basis might be deemed as such.

THE FOLLOWING INVESTMENT LIMITATIONS FOR THE FUNDS ARE NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

     1. 80% INVESTMENT POLICY (OHIO INSURED TAX-FREE FUND). Under normal circumstances, the Fund will invest at least 80% of its assets
          (defined  as  net  assets  plus  the  amount  of  any  borrowings  for investment purposes) in high quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, that are protected by insurance guaranteeing the payment of principal and interest in the event of a default.

     2. 80% INVESTMENT POLICY (OHIO TAX-FREE MONEY MARKET FUND). Under normal circumstances at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowings for investment purposes) will be invested in Ohio municipal obligations.

     3. 80% INVESTMENT POLICY (CALIFORNIA TAX-FREE MONEY MARKET FUND). Under normal circumstances at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowings for investment purposes) will be invested in California municipal obligations.

     4. 80% INVESTMENT POLICY (FLORIDA TAX-FREE MONEY MARKET FUND). Under normal circumstances at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowings for investment purposes) will be invested in Florida municipal obligations.

     Shareholders  will be provided  with at least 60 days' prior  notice of any change in a Fund's investment policy. The notice will be provided in a separate written document containing the following, or similar, statement in boldface type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

THE FOLLOWING INVESTMENT LIMITATIONS FOR THE FUNDS ARE FUNDAMENTAL AND MAY NOT BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

     1. 80% INVESTMENT POLICY (OHIO INSURED TAX-FREE FUND). Under normal circumstances the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax.

     2. 80% INVESTMENT POLICY (OHIO TAX-FREE MONEY MARKET FUND). Under normal circumstances the Fund will invest its assets so that at least 80% of its net assets will be invested in short-term municipal obligations that pay interest that is exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax.

     3. 80% INVESTMENT POLICY (CALIFORNIA TAX-FREE MONEY MARKET FUND). Under normal circumstances the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and California income tax.

     4. 80% INVESTMENT POLICY (FLORIDA TAX-FREE MONEY MARKET FUND). Under normal circumstances the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and the Florida intangible personal property tax.

     5. 80% INVESTMENT POLICY (TAX-FREE INTERMEDIATE TERM FUND AND TAX-FREE MONEY MARKET FUND). Under normal circumstances, each Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax.

With respect to the percentages adopted by the Trust as maximum limitations on the Funds' investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

The Trust has never pledged, mortgaged or hypothecated the assets of any Fund, and the Trust presently intends to continue this policy. The Funds will not purchase securities for which there are legal or contractual restrictions on resale if, as a result thereof, more than 10% of the value of a Fund's net assets would be invested in such securities. The Funds do not presently intend to sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by a Fund of tax-exempt obligations with puts attached or sales by a Fund of other securities in which the Fund may otherwise invest would be considered to be sales of options. The statements of intention in this paragraph reflect nonfundamental policies that may be changed by the Board of Trustees without shareholder approval.

Except for temporary defensive purposes, the assets of each of the Tax-Free Money Market Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will be invested so that no more than 20% of the annual income of each Fund will be subject to federal income tax. Except for temporary defensive purposes, at no time will more than 20% of the value of the net assets of each of the Ohio Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund be invested in taxable obligations. Under normal market conditions, each Fund anticipates that not more than 5% of its net assets will be invested in any one type of taxable obligation.

INSURANCE ON THE OHIO INSURED TAX-FREE FUND'S SECURITIES
--------------------------------------------------------

Under normal market conditions, at least 80% of the value of the Ohio Insured Tax-Free Fund's total assets will be invested in Ohio municipal obligations which are insured as to payment of interest and principal either by an insurance policy obtained by the issuer of the obligations at original issuance or by an insurance policy obtained by the Fund from a recognized insurer. The

Fund also may own uninsured Ohio municipal obligations, including obligations where the payment of interest and principal is guaranteed by an agency or instrumentality of the U.S. Government, or where the payment of interest and principal is secured by an escrow account consisting of obligations of the U.S. Government. The Fund may also invest up to 20% of its net assets in short-term Ohio municipal obligations that are not insured, since insurance on these obligations is generally unavailable. For temporary defensive purposes, the Fund may invest more than 20% of its net assets in uninsured short-term Ohio municipal obligations.

Ohio municipal obligations purchased by the Ohio Insured Tax-Free Fund may be insured by one of the following types of insurance: new issue insurance, mutual fund insurance, or secondary insurance.

NEW ISSUE INSURANCE. A new issue insurance policy is purchased by the issuer or underwriter of an obligation in order to increase the credit rating of the obligation. The issuer or underwriter pays all premiums in advance. A new issue insurance policy is non-cancelable and continues in effect as long as the obligation is outstanding and the insurer remains in business.

MUTUAL FUND INSURANCE. A mutual fund insurance policy is purchased by the Fund from an insurance company. All premiums are paid from the Fund's assets, thereby reducing the yield from an investment in the Fund. A mutual fund insurance policy is non-cancelable except for non-payment of premiums and remains in effect only as long as the Fund holds the insured obligation. In the event the Fund sells an obligation covered by a mutual fund policy, the insurance company is liable only for those payments of principal and interest then due and in default. If the Fund holds a defaulted obligation, the Fund continues to pay the insurance premium thereon but is entitled to collect interest payments from the insurer and may collect the full amount of principal from the insurer when the obligation becomes due. Accordingly, it is expected that the Fund will retain in its portfolio any obligations so insured which are in default or are in significant risk of default to avoid forfeiture of the value of the insurance feature of such obligations, which would not be reflected in the price for which the Fund could sell such obligations. In valuing such defaulted obligations, the Fund will value the insurance in an amount equal to the difference between the market value of the defaulted obligation and the market value of similar obligations which are not in default. Because the Fund must hold defaulted obligations in its portfolio, its ability in certain circumstances to purchase other obligations with higher yields will be limited.

SECONDARY INSURANCE. A secondary insurance policy insures an obligation for as long as it remains outstanding, regardless of the owner of such obligation. Premiums are paid by the Fund and coverage is non-cancelable, except for non-payment of premiums. Because secondary insurance provides continuous coverage during the term of the obligation, it provides greater marketability of the Fund's obligations than is allowed under a mutual fund insurance policy. Thus, a fund with secondary insurance may sell an obligation to a third party as a high-rated insured security at a higher market price than would otherwise be obtained if the obligation were insured under a mutual fund policy. Secondary insurance also gives the Fund the option of selling a defaulted obligation rather than compelling it to hold a defaulted security in its portfolio so that it may continue to be afforded insurance protection.

The Ohio Insured Tax-Free Fund currently intends to purchase only Ohio municipal obligations that are insured by the issuer of the obligation under a new issue insurance policy. In the event the Sub-Advisor makes a recommendation to purchase an obligation that is not otherwise insured, the Fund may purchase such obligation and thereafter obtain mutual fund or secondary insurance.

The Ohio Insured Tax-Free Fund may purchase insurance from, or obligations insured by, one of the following recognized insurers of municipal obligations:
MBIA Insurance Corp. ("MBIA"), AMBAC Assurance Corp. ("AMBAC"), Financial Guaranty Insurance Co. ("FGIC") or Financial Security Assurance Inc. ("FSA"). Each insurer is rated Aaa by Moody's and AAA by S&P and each insurer maintains a statutory capital claims ratio well below the exposure limits set by the Insurance Commissioner of New York (300:1 insurance risk exposure to every dollar of statutory capital). The Fund may also purchase insurance from, or obligations insured by, other insurance companies provided that such companies have a claims-paying ability rated Aaa by Moody's or AAA by S&P. While such insurance reduces the risk that principal or interest will not be paid when due, it is not a protection against market risks arising from other factors, such as changes in prevailing interest rates. If the issuer defaults on payments of interest or principal, the trustee and/or payment agent of the issuer will notify the insurer who will make payment to the bondholders. There is no assurance that any insurance company will meet its obligations.

MBIA is the largest municipal bond insurer in the world, with $514 billion of net par outstanding as of June 30, 2003. Nearly two-thirds of its insured portfolio is in the U.S. public finance segment. The U.S. public finance portfolio is well-diversified across asset types with general obligation bonds representing the largest portion of the portfolio. MBIA's structured finance segment represents 22% of its insured portfolio, with its international finance segment at 13% as of June 30, 2003. Although MBIA has a highly rated and well-diversified insured portfolio, modest losses do occur. During the first half of 2003, the company's loss ratio was 10.1%, the highest among the four primary monoline insurers. MBIA remains exposed to bankrupt Pacific Gas & Electric Co. as well as Southern California Edison Co., although both are currently paying their insured debt service. In addition, it has a few other problematic exposures on its books. However, MBIA's net income for the first half of 2003 was 50% higher than a year earlier, with solid results across all major business lines. The company's net premiums earned in U.S. public finance increased 25% while international public finance earned premiums grew 78% during the first half of 2003.

AMBAC, established in 1971, is the oldest and second largest bond insurer. As of June 30, 2003, AMBAC's financial guaranty portfolio totaled $410.5 billion and consisted of three segments; international finance - 19%, structured finance - 28% and public finance - 53%. The public finance segment remains the most significant portion of the company's business with AMBAC holding a 19.2% market share. The public finance portfolio is well-diversified across asset types and is highly rated. However, AMBAC's reliance on public finance obligations has been decreasing in recent years. AMBAC's structured finance portfolio in absolute dollar terms is the largest in the world and is heavily weighted towards mortgage-backed and home equity guarantees. AMBAC's international segment is the fastest growing and most profitable portion of its business. AMBAC's management remains committed to the goals of achieving consistent and predictable earnings. As of June 30, 2003, about 11% of AMBAC's insured obligations were below investment grade. Despite the high quality of the insured portfolio, its exposure in CDOs and concentration in mortgage issues cause some concern.

FGIC is the smallest of the four leading monoline insurers and has historically been the most conservative. This is evidenced by the composition of its insured portfolio. As of June 30, 2003, 90% of FGIC's insured obligations are in public finance, the oldest and most stable segment in the industry. Due to the company's risk-averse tendencies, the risk profile of the business is relatively low compared to its peers. Nearly two-thirds of municipal exposures and almost 60% of the entire insured portfolio are related to tax-supported, rather than project or other revenue supported bonds. FGIC's loss ratio was 4.8% during the first half of 2003, by far the best in the industry. However, during the same period, FGIC's total expenses increased significantly, compared to last year, resulting in an expense ratio of 32.2% versus 20.9% a year ago. FGIC is currently a subsidiary of General Electric Capital Corporation. In August 2003, General Electric announced an agreement to sell FGIC for $2.16 billion to a group of investors led by The PMI Group, Inc., a California-based insurer that provides residential mortgage insurance and financial guaranty reinsurance.

FSA is an indirect subsidiary of Dexia, a European financial conglomerate. Although FSA's roots are in the structured finance segment, municipal obligations have become the largest part of the company's business, accounting for nearly 54% of the overall insured portfolio. During the first half of 2003, the company took advantage of the strong U.S. municipal issuance market, claiming a 26.5% market share in U.S. public finance. FSA's municipal portfolio is well diversified with no exposure accounting for more than 1% of the total public finance portfolio. Like its peers, FSA is heavily exposed to the State of California with nearly 15% of its outstanding municipal obligations in the state. FSA's structured finance segment represented 32% of the company's total net par in force as of June 30, 2003. FSA's structured portfolio is not dominated by mortgage and asset-backed securities, but 56% of the structured finance outstanding is composed of pooled corporate debt obligations, such as CDOs. The rating agencies have questioned FSA's concentration in these potentially volatile securities, and FSA largely withdrew from the CDO market in late 2002. FSA is now much more selective when writing CDO business. FSA's net income for the first half of 2003 increased 35% from last year.

TRUSTEES AND OFFICERS
---------------------

The following is a list of the Trustees and executive officers of the Trust, the length of time served, principal occupations for the past 5 years, number of funds overseen in the Touchstone Funds and other directorships held.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES1:
------------------------------------------------------------------------------------------------------------------------------------

           NAME             POSITION(S)     TERM OF        PRINCIPAL OCCUPATION(S) DURING PAST 5        NUMBER          OTHER
          ADDRESS            HELD WITH      OFFICE2                        YEARS                       OF FUNDS     DIRECTORSHIPS
            AGE               TRUST           AND                                                      OVERSEEN         HELD4
                                            LENGTH                                                      IN THE
                                            OF TIME                                                   TOUCHSTONE
                                            SERVED                                                     COMPLEX3
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder            Trustee     Until          President and a director of IFS Financial         29       Director of
Touchstone Advisors, Inc.               retirement     Services, Inc. (a holding company),                        LaRosa's (a
221 East Fourth Street                  at age 75      Touchstone Advisors, Inc. (the Trust's                     restaurant chain).
Cincinnati, OH                          or until       investment advisor) and Touchstone
Age: 47                                 she            Securities, Inc. (the Trust's
                                        resigns        distributor).  She is Senior Vice President
                                        or is          of The Western and Southern Life Insurance
                                        removed        Company and a director of Capital Analysts
                                                       Incorporated (a registered investment
                                        Trustee        advisor and broker-dealer), Integrated Fund
                                        since 1999     Services, Inc. (the Trust's administrator
                                                       and transfer agent) and IFS Fund
                                                       Distributors, Inc. (a registered
                                                       broker-dealer). She is also President and a
                                                       director of IFS Agency Services, Inc. (an
                                                       insurance agency), W&S Financial Group
                                                       Distributors, Inc. and Fort Washington
                                                       Brokerage Services, Inc. (a registered
                                                       broker-dealer).  She was President of
                                                       Touchstone Tax-Free Trust, Touchstone
                                                       Investment Trust, Touchstone Variable
                                                       Series Trust and Touchstone Strategic
                                                       Trust until 2002.
------------------------------------------------------------------------------------------------------------------------------------
John F. Barrett             Trustee     Until          Chairman of the Board, President and Chief        29       Director of The
The Western and                         retirement     Executive Officer of The Western and                       Andersons (an
Southern Life                           at age 75      Southern Life Insurance Company and                        agribusiness and
Insurance Company                       or until       Western- Southern Life Assurance Company;                  retailing
400 Broadway                            he             Director and Chairman of Columbus Life                     company);
Cincinnati, OH                          resigns        Insurance Company; Fort Washington                         Convergys
Age: 53                                 or is          Investment Advisors, Inc., Integrity Life                  Corporation (a
                                        removed        Insurance Company and National Integrity                   provider of
                                                       Life Insurance Company; Director of Eagle                  integrated billing
                                        Trustee        Realty Group, Inc., Eagle Realty                           solutions,
                                        since 2002     Investments, Inc.; Integrated Fund                         customer care
                                                       Services, Inc. and IFS Holdings, Inc.;                     services and
                                                       Director, Chairman and CEO of WestAd, Inc.;                employee care
                                                       President and Trustee of Western & Southern                services) and
                                                       Foundation.                                                Fifth Third
                                                                                                                  Bancorp.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster II       Trustee     Until          Retired Senior Partner of Frost Brown Todd        29       Director of
5155 Ivyfarm Road                       retirement     LLC (a law firm).                                          Consolidated
Cincinnati, OH                          in 2005                                                                   Health Services,
Age: 75                                 or until                                                                  Inc.
                                        he
                                        resigns
                                        or is
                                        removed

                                        Trustee
                                        Since 2000
------------------------------------------------------------------------------------------------------------------------------------
William O. Coleman          Trustee     Until          Retired Vice President of The Procter &           29       Director of
c/o Touchstone                          retirement     Gamble Company.  A Trustee of The Procter &                LCA-Vision (a
Advisors, Inc.                          at age 75      Gamble Profit Sharing Plan and The Procter                 laser vision
221 East Fourth Street                  or until       & Gamble Employee Stock Ownership Plan.                    correction
Cincinnati, OH                          he                                                                        company) and
Age: 73                                 resigns                                                                   Millennium
                                        or is                                                                     Bancorp.
                                        removed

                                        Trustee
                                        since 1999
------------------------------------------------------------------------------------------------------------------------------------

                                       26

------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox              Trustee     Until          President and Chief Executive Officer of          29       Director of the
105 East Fourth Street                  retirement     Cox Financial Corp. (a financial services                  Federal Reserve
Cincinnati, OH                          at age 75      company).                                                  Bank of Cleveland;
Age: 55                                 or until                                                                  Broadwing, Inc. (a
                                        he                                                                        communications
                                        resigns                                                                   company); and
                                        or is                                                                     Cinergy
                                        removed                                                                   Corporation (a
                                                                                                                  utility company).
                                        Trustee
                                        since 1999

------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner            Trustee     Until          Principal of HJL Enterprises (a privately         29       None
4700 Smith Road                         retirement     held investment company); Chairman of Crane
Cincinnati, OH                          at age 75      Electronics, Inc. (a manufacturer of
Age: 65                                 or until       electronic connectors).
                                        he
                                        resigns
                                        or is
                                        removed

                                        Trustee
                                        since 1981
------------------------------------------------------------------------------------------------------------------------------------
Oscar P. Robertson          Trustee     Until          President of Orchem, Inc. (a chemical             29       Director of
621 Tusculum Avenue                     retirement     specialties distributor), Orpack Stone                     Countrywide Credit
Cincinnati, OH                          at age 75      Corporation (a corrugated box manufacturer)                Industries, Inc.
Age: 64                                 or until       and ORDMS (a solution planning firm).
                                        he
                                        resigns
                                        or is
                                        removed

                                        Trustee
                                        since
                                        1981
------------------------------------------------------------------------------------------------------------------------------------
Robert               E.     Trustee     Until          Retired Partner of KPMG LLP (a certified          29       Trustee of Good
Stautberg                               retirement     public accounting firm).  He is Vice                       Samaritan
4815 Drake Road                         at age 75      President of St. Xavier High School.                       Hospital, Bethesda
Cincinnati, OH                          or until                                                                  Hospital and
Age: 69                                 he                                                                        Tri-Health, Inc.
                                        resigns
                                        or is
                                        removed

                                        Trustee
                                        since
                                        1999
------------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti             Trustee     Until          CEO and Chairman of Avaton, Inc. (a               29       None
5400 Waring Drive                       retirement     wireless entertainment company).  CEO and
Cincinnati, OH                          at age 75      Chairman of Astrum Digital Information (an
Age: 54                                 or until       information monitoring company) from 2000
                                        he             until 2001; President of Great American
                                        resigns        Life Insurance Company from 1999 until
                                        or is          2000; A Director of Chiquita Brands
                                        removed        International, Inc. until 2000; Senior
                                                       Executive of American Financial Group, Inc.
                                        Trustee        (a financial services company) from 1996
                                        since 2002     until 1999.
------------------------------------------------------------------------------------------------------------------------------------

1 Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor, is an "interested person" of the Trust within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., and Chairman of Fort Washington Investment Advisors, Inc., the Trust's sub-advisor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he sooner dies, resigns or is removed.

3 The Touchstone Funds consist of six series of the Trust, six series of Touchstone Investment Trust, six series of Touchstone Strategic Trust and eleven variable annuity series of Touchstone Variable Series Trust.

4 Each Trustee is also a Trustee of Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------

        NAME              POSITION     TERM OF        PRINCIPAL OCCUPATION(S) DURING PAST 5        NUMBER          OTHER
      ADDRESS             HELD WITH    OFFICE                        YEARS                        OF FUNDS      DIRECTORSHIPS
        AGE                TRUST1       AND                                                       OVERSEEN          HELD
                                       LENGTH                                                      IN THE
                                       OF TIME                                                    TOUCHSTONE
                                        SERVED                                                     COMPLEX2
------------------------------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President    Until he       Senior Vice  President of  Touchstone          29          None
Touchstone                              sooner         Advisors, Inc. and Touchstone
Advisors, Inc.                          dies,          Securities, Inc.; Senior Vice
221 East Fourth                         resigns, is    President of Evergreen Investment
Street                                  removed or     Services until March 2002.
Cincinnati, OH                          becomes
Age: 37                                 disqualified

                                        President
                                        since 2002
------------------------------------------------------------------------------------------------------------------------------------
Brian E. Hirsch            Vice         Until he       Director of Compliance of Fort                 29          None
Touchstone                 President    sooner         Washington Brokerage Services, Inc.;
Advisors, Inc.                          dies,          Chief Compliance Officer of Puglisi
221 East Fourth                         resigns, is    & Co. from May 2001 until August
Street                                  removed or     2002; Vice President - Compliance of
Cincinnati, OH                          becomes        Palisade Capital Management from
Age: 46                                 disqualified   June 1997 until January 2000.

                                        Vice
                                        President
                                        since 2003
------------------------------------------------------------------------------------------------------------------------------------
Michael S. Spangler        Vice         Until he       Vice President of Touchstone                   29          None
Touchstone                 President    sooner         Advisors, Inc. and Touchstone
Advisors, Inc.                          dies,          Securities, Inc.; Vice President of
221 East Fourth                         resigns, is    Evergreen  Investment Services until
Street                                  removed or     July 2002.
Cincinnati, OH                          becomes
Age: 36                                 disqualified

                                        Vice
                                        President
                                        since 2002
------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft       Controller   Until she      Senior Vice President, Chief                   29          None
Touchstone                              sooner         Financial Officer and Treasurer of
Advisors, Inc.                          dies,          Integrated Fund Services, Inc., IFS
221 East Fourth                         resigns, is    Fund Distributors, Inc. and Fort
Street                                  removed or     Washington Brokerage Services, Inc.
Cincinnati, OH                          becomes        She is Chief Financial Officer of
Age: 40                                 disqualified   IFS Financial Services, Inc.,
                                                       Touchstone Advisors, Inc. and
                                        Controller     Touchstone Securities, Inc. and
                                        since 2000     Assistant Treasurer of Fort
                                                       Washington Investment Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Scott  A. Englehart        Treasurer    Until he       President of Integrated Fund                   29          None
Integrated Fund                         sooner         Services, Inc. and IFS Fund
Services, Inc.                          dies,          Distributors, Inc. From 1998 until
221 East Fourth                         resigns, is    2000, he was a Director, Transfer
Street                                  removed or     Agency and Mutual Fund Distribution
Cincinnati, OH                          becomes        for Nationwide Advisory Services,
Age: 41                                 disqualified   Inc.

                                        Treasurer
                                        since 2000
------------------------------------------------------------------------------------------------------------------------------------
Tina H. Bloom              Secretary    Until she      Vice President - Managing Attorney             29          None
Integrated Fund                         sooner         of Integrated Fund Services, Inc.
Services, Inc.                          dies,          and IFS Fund Distributors, Inc.
221 East Fourth                         resigns, is
Street                                  removed or
Cincinnati, OH                          becomes
Age: 35                                 disqualified

                                        Secretary
                                        since 1999
------------------------------------------------------------------------------------------------------------------------------------

   1 Each officer also holds the same office with Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

   2 The Touchstone Funds consist of six series of the Trust, six series of Touchstone Investment Trust, six series of Touchstone Strategic Trust and eleven variable annuity series of Touchstone Variable Series Trust.

TRUSTEE OWNERSHIP IN THE TOUCHSTONE FUNDS

The following table reflects the Trustees' beneficial ownership in the Trust and the Touchstone Funds as of December 31, 2002:

                                    DOLLAR RANGE OF            AGGREGATE DOLLAR
                                   EQUITY SECURITIES            RANGE OF EQUITY
                                          IN                   SECURITIES IN THE
                                         TRUST                 TOUCHSTONE FUNDS1
                                   -----------------           -----------------

John F. Barrett                          None                    $1 - $10,000
J. Leland Brewster II                    None                  $10,001 - $50,000
William O. Coleman                       None                    $1 - $10,000
Phillip R. Cox                           None                        None
H. Jerome Lerner                     Over $100,000               Over $100,000
Jill T. McGruder                      $1 - $10,000             $50,001- $100,000
Oscar P. Robertson                       None                    Over $100,000
Robert E. Stautberg                      None                  $10,001 - $50,000
John P. Zanotti                          None                    $1 - $10,000

   1 The Touchstone Funds consist of six series of the Trust, six series of Touchstone Investment Trust, six series of Touchstone Strategic Trust and eleven variable annuity series of Touchstone Variable Series Trust.

TRUSTEE COMPENSATION

The following table shows the compensation paid to the Trustees by the Trust and the aggregate compensation paid by the Touchstone Funds during the fiscal year ended June 30, 2003.
                                                                  AGGREGATE
                                             DEFERRED             COMPENSATION
                                             COMPENSATION         FROM
                          COMPENSATION       ACCRUED              THE TOUCHSTONE
NAME                      FROM TRUST         FROM TRUST(1)        FUNDS (2)
====                      ==========         =============        =========
John F. Barrett           $    0             $    0               $     0
J. Leland Brewster II     $3,381             $3,869               $29,600
William O. Coleman        $8,000             $    0               $32,600
Philip R. Cox             $8,000             $    0               $32,600
H. Jerome Lerner          $7,625             $    0               $31,100
Jill T. McGruder          $    0             $    0               $     0
Oscar P. Robertson        $3,833             $2,355               $25,050
Robert E. Stautberg       $3,773             $4,227               $32,600
John P. Zanotti           $2,628             $2,497               $21,100

(1) Effective January 1, 2001, the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), are eligible to participate in the Touchstone Trustee Deferred Compensation Plan, which allows the Independent Trustees to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Funds during the fiscal year ended June 30, 2003 is as follows:
J. Leland Brewster - $15,477, Oscar P. Robertson - $9,421, Robert E. Stautberg - $16,906 and John P. Zanotti - $9,988.

(2) The Touchstone Funds consist of six series of the Trust, seven series of Touchstone Strategic Trust, six series of Touchstone Investment Trust and eleven variable annuity series of Touchstone Variable Series Trust. Each Trustee is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

Effective January 1, 2003, each Independent Trustee receives a quarterly retainer of $3,000, a fee of $3,000 for each Board meeting attended in person and $300 for attendance by telephone. Each Committee member receives a fee of $1,000 for in-person attendance at each Committee meeting or $300 for attendance by telephone. The lead Trustee and Committee Chairmen receive an additional $500 quarterly retainer. These fees are split equally among the Trust, Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

STANDING COMMITTEES OF THE BOARD

The Board of Trustees is responsible for overseeing the operations of the Trust in accordance with the provisions of the 1940 Act and other applicable laws and the Trust's Declaration of Trust. The Board has established the following committees to assist in its oversight functions. Each committee is composed entirely of Independent Trustees.

AUDIT COMMITTEE. Messrs. Brewster, Lerner and Stautberg are members of the Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls. During the fiscal year ended June 30, 2003, the Audit Committee held four meetings.

VALUATION COMMITTEE. Messrs. Coleman, Cox, Robertson and Zanotti are members of the Valuation Committee. The Valuation Committee is responsible for overseeing procedures for valuing securities held by the Trust and responding to any pricing issues that may arise. During the fiscal year ended June 30, 2003, the Valuation Committee held four meetings.

NOMINATING COMMITTEE. Messrs. Brewster, Coleman, Cox and Stautberg are members of the Nominating Committee. The Nominating Committee is responsible for selecting candidates to serve on the Board and its operating committees. During the fiscal year ended June 30, 2003, the Nominating Committee held one meeting. The Nominating Committee does not consider nominees recommended by shareholders.

THE INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------
THE INVESTMENT ADVISOR. Touchstone Advisors, Inc. (the "Advisor") is the Funds' investment manager. The Advisor is a wholly owned subsidiary of IFS Financial Services, Inc., which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company. Ms. McGruder may be deemed to be an affiliate of the Advisor because of her position as President and Director of the Advisor. Mr. Barrett may be deemed to be an affiliate of the Advisor because of his position as Chairman of The Western and Southern Life Insurance Company, a parent company of the Advisor. Ms. McGruder and Mr. Barrett, by reason of such affiliations may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises each Fund Sub-Advisor, reviews and evaluates the performance of the Sub-Advisor and determines whether or not a Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of average daily net assets up to $100 million; 0.45% of such assets from $100 million to $200 million; 0.40% of such assets from $200 million to $300 million; and 0.375% of assets over $300 million.

Set forth below are the advisory fees incurred by the Funds during the fiscal years ended June 30, 2003, 2002 and 2001. The Advisor has contractually agreed to waive fees and reimburse certain expenses, as set forth in the footnotes below.

                                              2003           2002         2001
                                              ----           ----         ----
Tax-Free Money Market Fund(1)              $ 153,742      $ 118,343    $ 132,456
Tax-Free Intermediate Term Fund(2)           194,613       189, 713      197,711
Ohio Insured Tax-Free Fund(3)                321,710        310,714      312,978
Ohio Tax-Free Money Market Fund(4)         1,765,063      1,925,120    1,676,404
California Tax-Free Money Market Fund(5)     381,243        431,774      355,236
Florida Tax-Free Money Market Fund(6)        128,622         91,956       97,183

     (1)Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $153,742, $118,343 and $52,881 of its fees during the fiscal years ended June 30, 2003, 2002 and 2001, respectively, and reimbursed the Fund $7,461 and $618 of expenses during the fiscal years ended June 30, 2003 and 2002, respectively, in order to limit the Fund's operating expenses.

     (2)Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $160,686, $168,959 and $21,150 of its fees during the fiscal years ended June 30, 2003, 2002 and 2001, respectively, in order to limit the Fund's operating expenses.

     (3)Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $233,791, $219,602 and $16,508 of its fees during the fiscal years ended June 30, 2003, 2002 and 2001, respectively, in order to limit the Fund's operating expenses.

     (4)Pursuant to a written contact between the Advisor and the Trust, the Advisor waived $260,745, $80,647 and $19,086 of its fees during the fiscal years ended June 30, 2003, 2002 and 2001, respectively, in order to limit the Fund's operating expenses.

     (5)Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $221,244, $149,369 and $1,651 of its fees during the fiscal years ended June 30, 2003, 2002 and 2001, respectively, in order to limit the Fund's operating expenses.

     (6)Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $109,080, $73,095 and $70,255 of its fees during the fiscal years ended June 30, 2003, 2002 and 2001, respectively, and reimbursed the Fund $39,772 of expenses for the fiscal year ended June 30, 2002, in order to limit the Fund's operating expenses.

Pursuant to a written contract between the Advisor and the Trust, the Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations of certain Funds as follows: Tax-Free Money Market Fund - 0.89% for Class A shares, 1.15% for Class S shares; Ohio Tax-Free Money Market Fund - 0.75% for Retail shares, 0.50% for Institutional shares; Florida Tax-Free Money Market Fund - 0.75%; Tax-Free Intermediate Term Fund - 0.99% for Class A shares, 1.74% for Class B and Class C shares; Ohio Insured Tax-Free Fund - 0.75% for Class A shares, 1.50% for Class B and Class C shares; California Tax-Free Money Market Fund - 0.75%. These expense limitations will remain in effect until at least June 30, 2004.

The Funds shall pay the expenses of their operation, including but not limited to (i) charges and expenses for accounting, pricing and appraisal services and related overhead, (ii) the charges and expenses of auditors; (iii) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent, administrative agent and registrar appointed by the Trust with respect to the Funds; (iv) brokers' commissions, and issue and transfer taxes chargeable to the Funds in connection with securities transactions to which a Fund is a party;
(v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental  agencies;  (vi) fees and  expenses  involved  in  registering  and maintaining  registrations  of the  Funds  with  the  SEC,  state  or  blue  sky securities agencies and foreign countries, including the preparation of Prospectuses and Statements of Additional Information for filing with the SEC;
(vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix)compensation of Independent Trustees of the Trust; and (x) interest on borrowed money, if any. The compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliate of the Advisor is paid by the Advisor.

By its terms, the Funds' investment advisory agreement will remain in force for an initial period of two years and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval.

In determining whether to approve the continuation of the Funds' investment advisory agreement, the Board of Trustees requested, and the Advisor furnished, information necessary for a majority of the Trustees, including a majority of the Independent Trustees, to make the determination that the continuance of the advisory agreement is in the best interests of the Funds and their shareholders. Specifically, the Board was provided (1) industry data comparing advisory fees and expense ratios of comparable investment companies, (2) comparative performance information and (3) the Advisor's revenues and costs of providing services to the Funds. The Board compared the advisory fees and total expense ratios for the Funds with the industry median advisory fees and expense ratios in their respective investment categories and found the advisory fees paid by the Funds were reasonable and appropriate under all facts and circumstances. The Board noted the Funds' performance results during the twelve months ended September 30, 2002. The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor has consistently waived advisory fees and reimbursed expenses for various Funds as necessary to reduce their operating expenses to targeted levels. The Board also took into consideration the financial condition and profitability of the Advisor and the direct and indirect benefits derived by the Advisor from its relationship with the Funds. The Board also considered the level and depth of knowledge of the Advisor. It discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisor and its timeliness in responding to performance issues.

The Funds' investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE SUB-ADVISOR. The Advisor has retained Fort Washington Investment Advisors, Inc. (the "Sub-Advisor") to serve as the discretionary portfolio manager of each Fund. The Sub-Advisor is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company. Ms. McGruder may be deemed to be an affiliate of the Sub-Advisor because of her position with affiliates of the Sub-Advisor. Mr. Barrett may be deemed to be an affiliate of the Sub-Advisor because of his position as Chairman of the Sub-Advisor and his position with affiliates of the Sub-Advisor.

The Sub-Advisor selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor receives a fee from the Advisor that is paid monthly at an annual rate as follows:

Tax-Free Intermediate Term Fund         0.20% of average daily  net assets up to
Ohio Insured Tax-Free Fund              $100 million; 0.175% of assets from $100
                                        million to $200 million; 0.15% of assets from $200 million to $300 million;
                                        0.125% of assets over $300 million

Tax-Free Money Market Fund              0.15% of average daily  net assets up to
Ohio Tax-Free Money Market Fund         $100 million; 0.125% of assets from $100
California Tax-Free Money Market Fund   million to $200 million; 0.10% of assets
Florida Tax-Free Money Market Fund      from $200 million to $300 million;
                                        0.075% of assets over $300 million

The services provided by the Sub-Advisor are paid for wholly by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

The employment of the Sub-Advisor will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of the Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder. In determining whether to approve the continuation of the Funds' sub-advisory agreements, the Board compared the Funds' sub-advisory fees with the industry median sub-advisory fees in their respective investment categories and found the sub-advisory fees were reasonable and appropriate. The Board also considered the Funds' performance during the twelve months ended September 30, 2002 and noted that it reviews on a quarterly basis detailed information about the Funds' performance results, portfolio composition and investment strategies. The Board considered the Sub-Advisor's level of knowledge, investment style and level of compliance.

The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain circumstances, to select or change sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. Shareholders of a Fund will be notified of any changes in its sub-advisor.

THE DISTRIBUTOR
---------------

Touchstone Securities, Inc. ("Touchstone"), 221 East Fourth Street, Cincinnati, Ohio 45202, is the principal distributor of the Trust and, as such, the exclusive agent for distribution of shares of the Funds. Touchstone is an affiliate of the Advisor by reason of common ownership. Touchstone is obligated to sell shares on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. Touchstone currently allows concessions to dealers who sell shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. Touchstone receives that portion of the sales charge that is not reallowed to the dealers who sell shares of those Funds. Touchstone retains the entire sales charge on all direct initial investments in the Funds and on all investments in accounts with no designated dealer of record.

For the fiscal year ended June 30, 2003, the aggregate underwriting and broker commissions on sales of the Tax-Free Intermediate Term Fund's shares were $80,365 of which Touchstone paid $70,032 to unaffiliated broker-dealers in the selling network, earned $850 as a broker-dealer in the selling network and retained $9,483 in underwriting commissions. For the fiscal year ended June 30, 2003, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax-Free Fund's shares were $94,708 of which Touchstone paid $82,399 to unaffiliated broker-dealers in the selling network, earned $330 as a broker-dealer in the selling network and retained $11,979 in underwriting commissions.

For the fiscal year ended June 30, 2002, the aggregate underwriting and broker commissions on sales of the Tax-Free Intermediate Term Fund's shares were $60,074 of which Touchstone paid $51,841 to unaffiliated broker-dealers in the selling network, earned $37 as a broker-dealer in the selling network and retained $8,196 in underwriting commissions. For the fiscal year ended June 30, 2002, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax-Free Fund's shares were $42,957 of which Touchstone paid $563 to unaffiliated dealers in the selling network, earned $40,830 as a broker-dealer in the selling network and retained $1,564 in underwriting commissions.

For the fiscal year ended June 30, 2001, the aggregate underwriting and broker commissions on sales of the Tax-Free Intermediate Term Fund's shares were $50,706 of which Touchstone paid $47,454 to unaffiliated broker-dealers in the selling network, earned $65 as a broker-dealer in the selling network and retained $3,187 in underwriting commissions. For the fiscal year ended June 30, 2001, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax-Free Fund's shares were $67,338 of which Touchstone paid $62,425 to unaffiliated dealers in the selling network, earned $782 as a broker-dealer in the selling network and retained $4,131 in underwriting commissions.

Touchstone retains the contingent deferred sales charge on redemptions of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund that are subject to a contingent deferred sales charge. For the fiscal year ended June 30, 2003, Touchstone retained $2,306 and $724 of contingent deferred sales charges on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively. For the fiscal year ended June 30, 2002, Touchstone retained $668 and $64 of contingent deferred sales charges on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively. For the fiscal year ended June 30, 2001, Touchstone retained $3,457 and $753 of contingent deferred sales charges on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

Ms. McGruder may be deemed to be an affiliate of Touchstone because of her position as President and Director of Touchstone. Mr. Barrett may be deemed to be an affiliate of Touchstone because of his position as President and Chairman of Western-Southern Life Assurance Company and The Western and Southern Life Insurance Company, parent companies of Touchstone. Ms. McGruder and Mr. Barrett, by reason of such affiliations may directly or indirectly receive benefits from the underwriting fees paid to Touchstone.

The Funds may compensate dealers, including Touchstone and its affiliates, based on the average balance of all accounts in the Funds for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

DISTRIBUTION PLANS
------------------

CLASS A PLAN -- The Funds have adopted a plan of distribution (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act which permits a Fund to pay for expenses incurred in the distribution and promotion of its shares, including but
not  limited  to,  the  printing  of  prospectuses,   statements  of  additional
information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with Touchstone. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of ..25% of the average daily net assets of the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund and .25% of the average daily net assets of Class A shares of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund. Unreimbursed expenses will not be carried over from year to
year.   For   the   fiscal   year   ended   June   30,   2003,   the   aggregate
distribution-related expenditures of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund under the Class A Plan were $85,039, $145,820, $57,311, $433,741, $183,018 and $64,297, respectively. All distribution expenses incurred under the Class A Plan were for payments to broker-dealers and others for the sale or retention of assets.

CLASS B PLAN (Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund)-- The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have also adopted a plan of distribution (the "Class B Plan") with respect to the Class B shares of such Funds. The Class B Plan provides for two categories of payments. First, the Class B Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class B shares, which may be paid to other dealers based on the average value of Class B shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class B shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class B shares, costs of advertising and promotion and any other expenses related to the distribution of the Class B shares. Unreimbursed expenditures will not be carried over from year to year.The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class B shares owned by their clients, in addition to the .25% account maintenance fee described above. For the fiscal year ended June 30, 2003, the aggregate distribution-related expenditures of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund under the Class B Plan were $1,540 and $2,519, respectively. All distribution expenses incurred under the Class B Plan were for payments to broker-dealers and others for the sale or retention of assets.

CLASS C PLAN (Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund)-- The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have also adopted a plan of distribution (the "Class C Plan") with respect to the Class C shares of such Funds. The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of the Class C shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above. For the fiscal year ended June 30, 2003, the aggregate distribution-related expenditures of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund under the Class C Plan were $47,530 and $57,620, respectively. All distribution expenses incurred under the Class C Plan were for payments to broker-dealers and others for the sale or retention of assets.

CLASS S PLAN (Tax-Free Money Market Fund) -- The Tax-Free Money Market Fund has adopted a plan of distribution (the "Class S Plan") with respect to its Class S shares. The Class S Plan provides for two categories of payments. First, the Class S Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Fund's Class S shares, which may be paid to other dealers based on the average value of Class S shares owned by clients of such dealers. In addition, the Fund may pay up to an additional .75% per annum of the daily net assets of the Class S shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class S shares, costs of advertising and promotion and any other expenses related to the distribution of Class S shares. Unreimbursed expenditures will not be carried over from year to year. The Fund may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class S shares owned by their clients, in addition to the .25% account maintenance fee described above. The Fund currently intends to limit the amount of distribution expenses to .60% per annum of the average daily net assets of Class S shares. For the fiscal year ended June 30, 2003, the aggregate distribution-related expenditures of the Tax-Free Money Market Fund under the Class S Plan were $47,007. All distribution expenses incurred under the Class S Plan were for payments to broker-dealers and others for the sale or retention of assets.

GENERAL INFORMATION -- Agreements implementing the Plans (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plans are made in accordance with written agreements.

The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees who have no direct or indirect financial interest in the Plans or any Implementation Agreement at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by Touchstone after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plans should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution would be realized. While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of such Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

John F. Barrett and Jill T. McGruder, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------

Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisor and are subject to review by the Advisor and the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Sub-Advisor's primary objective will be to obtain the most favorable price and execution for a Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.

Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer. Because the portfolio securities of the Funds are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Funds will consist primarily of dealer or underwriter spreads. No brokerage commissions have been paid by the Funds during the last three fiscal years.

The Sub-Advisor is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Sub-Advisor exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Sub-Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Advisor's overall responsibilities with respect to the Funds and to accounts over which it exercises investment discretion.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Sub-Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used by the Sub-Advisor in connection with the Funds. The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Funds may affect securities transactions that are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. No Fund will effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

Consistent with the conduct rules of the National Association of Securities Dealers, Inc., and such other policies as the Board of Trustees may determine, the Sub-Advisor may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions. The Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

In certain instances there may be securities that are suitable for a Fund as well as for the Sub-Advisor's other clients. Investment decisions for a Fund and for the Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better execution for the Fund.

CODE OF ETHICS
--------------

The Trust, the Advisor, the Sub-Advisor and Touchstone have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act, which permits Fund personnel to invest in securities for their own accounts. The Code of Ethics adopted by each of the Trust, the Advisor, the Sub-Advisor and Touchstone is on public file with, and is available from, the SEC.

PORTFOLIO TURNOVER
------------------

The Sub-Advisor intends to hold the portfolio securities of the Money Market Funds to maturity and to limit portfolio turnover to the extent possible. Nevertheless, changes in a Fund's portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the original investment decision, and usually without reference to the length of time a security has been held.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund do not intend to purchase securities for short term trading; however, a security may be sold in anticipation of a market decline, or purchased in anticipation of a market rise and later sold. Securities will be purchased and sold in response to the Sub-Advisor's evaluation of an issuer's ability to meet its debt obligations in the future. A security may be sold and another purchased when, in the opinion of the Sub-Advisor, a favorable yield spread exists between specific issues or different market sectors.

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. The Sub-Advisor anticipates that the portfolio turnover rate for each Fund normally will not exceed 100%. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one-year period.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

The share price, also called NAV, and the public offering price (NAV plus applicable sales charge) of the shares of the Funds is determined as of 4:00 p.m., Eastern time, on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in a Fund's portfolio securities that its NAV might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Pricing of Fund Shares" in the Prospectus.

Pursuant to Rule 2a-7 of the 1940 Act, the Money Market Funds value their portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value of a Money Market Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Money Market Funds.

Pursuant to Rule 2a-7, each Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of thirteen months or less and invests only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Trustees will cause the Fund to dispose of the security as soon as possible.

The maturity of a floating or variable rate instrument subject to a demand feature held by a Money Market Fund will be determined as follows, provided that the conditions set forth below are met. The maturity of a long-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of a short-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be one day. The maturity of a long-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand. The maturity of a short-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

The demand feature of each such instrument must entitle a Fund to receive the principal amount of the instrument plus accrued interest, if any, at the time of exercise and must be exercisable either (1) at any time upon no more than thirty days' notice or (2) at specified intervals not exceeding thirteen months and upon no more than thirty days' notice. Furthermore, the maturity of any such instrument may only be determined as set forth above as long as the instrument continues to receive a short-term rating in one of the two highest categories from any two NRSROs (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, is determined to be of comparable quality by the Sub-Advisor, under the direction of the Board of Trustees. However, an instrument having a demand feature other than an "unconditional" demand feature must have both a short-term and a long-term rating in one of the two highest categories from any two NRSROs (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, to have been determined to be of comparable quality by the Sub-Advisor, under the direction of the Board of Trustees. An "unconditional" demand feature is one that by its terms would be readily exercisable in the event of a default on the underlying instrument.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Money Market Funds as computed for the purpose of sales and redemptions at $1 per share. The procedures include review of each Fund's portfolio holdings by the Board of Trustees to determine whether a Fund's NAV calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a NAV per share by using available market quotations. The Board of Trustees has also established procedures designed to ensure that each Fund complies with the quality requirements of Rule 2a-7.

While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price a Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Money Market Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

Tax-exempt portfolio securities are valued for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund by an outside independent pricing service approved by the Board of Trustees. The service generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the portfolio securities. The Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Funds for purposes of valuing tax-exempt securities and that valuations supplied by the pricing service are more likely to approximate the fair value of the tax-exempt securities.

If, in the Sub-Advisor's opinion, the valuation provided by the pricing service ignores certain market conditions affecting the value of a security, or when prices are not readily available from a pricing service, the Sub-Advisor will use (consistent with procedures approved by the Board of Trustees) such other valuation as it considers to represent fair value. Valuations, market quotations and market equivalents provided to the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund by pricing services will only be used when such use and the methods employed have been approved by the Board of Trustees. Valuations provided by pricing services or the Sub-Advisor may be determined without exclusive reliance on matrixes and may take into consideration appropriate factors such as bid prices, quoted prices, institution-size trading in similar groups of securities, yield, quality, coupon rates, maturity, type of issue, trading characteristics and other market data.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put attached to an obligation, it is expected that such puts will be determined to have a value of zero, regardless of whether any direct or indirect consideration was paid.

The Board of Trustees has adopted a policy for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, which may be changed without shareholder approval, that the maturity of fixed rate or floating and variable rate instruments with demand features will be determined as follows. The maturity of each such fixed rate or floating rate instrument will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of each such variable rate instrument will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

Taxable securities, if any, held by the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees.

CHOOSING A SHARE CLASS
----------------------

TAX-FREE INTERMEDIATE TERM FUND AND OHIO INSURED TAX-FREE FUND

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer three classes of shares: Class A, Class B and Class C shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales charges and distribution expense amounts. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular sales load structure as compensation for their services. If you qualify for reduced sales charges or, in the case of purchases of $1 million or more, no initial sales charge, you may find Class A shares attractive. Moreover, Class A shares are subject to lower ongoing expenses than Class B or Class C shares over the term of the investment. As an alternative, Class B and Class C shares are sold without an initial sales charge so more of the purchase price is immediately invested in a Fund. Any investment return on these investments may be partially or wholly offset by the higher annual expenses. However, because a Fund's future returns cannot be predicted, there can be no assurance that this would be the case.

When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Touchstone works with many experienced and qualified financial advisors throughout the country that may provide valuable assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. Touchstone believes that these value-added services can greatly benefit you through market cycles and will work with your chosen financial advisor.

Finally, you should consider the effect of the contingent deferred sales charge ("CDSC") and any conversion rights of each class in the context of your investment timeline. For example, Class C shares are generally subject to a significantly lower CDSC upon redemption than Class B shares, however, unlike Class B shares, they do not convert to Class A shares after a stated period of time. Class C shares, therefore, are subject to a 1.00% annual 12b-1 fee for an indefinite period of time, while Class B shares will convert to Class A shares after approximately eight years and will be subject to only a .25% annual 12b-1 fee. Thus, Class B shares may be more attractive than Class C shares if you have a longer-term investment outlook. On the other hand, if you are unsure of the length of time you intend to invest or the conversion feature is not attractive to you, you may wish to elect Class C shares.

The chart below compares the sales charges, 12b-1 fees and conversion features applicable to each class of shares:

                                                 12b-1     CONVERSION
CLASS     SALES CHARGE                           FEE       FEATURE
================================================================================

A         Maximum 4.75% initial sales charge     0.25%     None
          reduced for purchases of $50,000
          and over; shares sold without an
          initial sales charge may be subject
          to a 1.00% CDSC during 1st year if
          a commission was paid to a dealer

B         Maximum 5.00% CDSC during the 1st      1.00%     Class B Shares will
          year which decreases incrementally               automatically convert
          and is 0 after 6 years                           to Class A shares
                                                           after approximately
                                                           8 years

C         1.00% CDSC during 1st year             1.00%     None
--------------------------------------------------------------------------------

If you are investing $1 million or more, it is generally more beneficial for you to buy Class A shares because there is no front-end sales charge and the annual expenses are lower.

CLASS A SHARES

Class A shares are sold at NAV plus an initial sales charge. In some cases, reduced initial sales charges for the purchase of Class A shares may be available, as described below. Investments of $1 million or more are not subject to a sales charge at the time of purchase but may be subject to a CDSC of 1.00% on redemptions made within 1 year after purchase if a commission was paid by Touchstone to a participating unaffiliated dealer. Class A shares are also subject to an annual 12b-1 distribution fee of up to .25% of a Fund's average daily net assets allocable to Class A shares.

The following table illustrates the initial sales charge breakpoints for the purchase of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for accounts opened after July 31, 1999:

                                     Percentage        Which           Dealer
                                    of Offering     Equals this     Reallowance
                                   Price Deducted    Percentage    as Percentage
                                     for Sales      of Your Net     of Offering
Amount of Investment                   Charge        Investment        Price
--------------------                   ------        ----------        -----
Less than $50,000                       4.75%           4.99%           4.00%
$50,000 but less than $100,000          4.50            4.72            3.75
$100,000 but less than $250,000         3.50            3.63            2.75
$250,000 but less than $500,000         2.95            3.04            2.25
$500,000 but less than $1,000,000       2.25            2.31            1.75
$1,000,000 or more                      None            None

The following table illustrates the initial sales charge breakpoints for the purchase of Class A shares of the Ohio Insured Tax-Free Fund for accounts opened before August 1, 1999:

                                     Percentage        Which           Dealer
                                    of Offering     Equals this     Reallowance
                                   Price Deducted    Percentage    as Percentage
                                     for Sales      of Your Net     of Offering
Amount of Investment                   Charge        Investment        Price
--------------------                   ------        ----------        -----
Less than $100,000                      4.00%           4.17%           3.60%
$100,000 but less than $250,000         3.50            3.63            3.30
$250,000 but less than $500,000         2.50            2.56            2.30
$500,000 but less than $1,000,000       2.00            2.04            1.80
$1,000,000 or more                      None            None

The following table illustrates the initial sales charge breakpoints for the purchase of Class A shares of the Tax-Free Intermediate Term Fund for accounts opened before August 1, 1999 and after January 31, 1995:

                                     Percentage        Which           Dealer
                                    of Offering     Equals this     Reallowance
                                   Price Deducted    Percentage    as Percentage
                                     for Sales      of Your Net     of Offering
Amount of Investment                   Charge        Investment        Price
--------------------                   ------        ----------        -----
Less than $100,000                      2.00%           2.04%           1.80%
$100,000 but less than $250,000         1.50            1.52            1.35
$250,000 but less than $500,000         1.00            1.01            0.90
$500,000 but less than $1,000,000       0.75            0.76            0.65
$1,000,000 or more                      None            None

The following table illustrates the initial sales charge breakpoints for the purchase of Class A shares of the Tax-Free Intermediate Term Fund for accounts opened before February 1, 1995:

                                     Percentage        Which           Dealer
                                    of Offering     Equals this     Reallowance
                                   Price Deducted    Percentage    as Percentage
                                     for Sales      of Your Net     of Offering
Amount of Investment                   Charge        Investment        Price
--------------------                   ------        ----------        -----
Less than $500,000                      1.00%           1.01%           1.00%
$500,000 but less than $1,000,000       0.75            0.76            0.75
$1,000,000 or more                      None            None

Under certain circumstances, Touchstone may increase or decrease the reallowance to selected dealers. In addition to the compensation otherwise paid to securities dealers, Touchstone may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other funds in the Touchstone Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

For initial purchases of Class A shares of $1 million or more and subsequent purchases further increasing the size of the account, participating unaffiliated dealers will receive first year compensation of up to 1.00% of such purchases from Touchstone. In determining a dealer's eligibility for such commission, purchases of Class A shares of the Funds may be aggregated with concurrent purchases of Class A shares of other funds in the Touchstone Family of Funds. Dealers should contact Touchstone for more information on the calculation of the dealer's commission in the case of combined purchases.

An exchange from other Touchstone Funds will not qualify for payment of the dealer's commission unless the exchange is from a Touchstone Fund with assets as to which a dealer's commission or similar payment has not been previously paid. No commission will be paid if the purchase represents the reinvestment of a redemption from a Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a CDSC if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "CDSC for Certain Purchases of Class A Shares" below.

REDUCED SALES CHARGE. You may use the right of accumulation to combine the cost or current NAV (whichever is higher) of your existing Class A shares of any Touchstone Fund sold with a sales charge with the amount of any current purchases of Class A shares in order to take advantage of the reduced sales charges set forth in the tables above. Purchases of Class A shares in any Touchstone load fund under a letter of intent may also be eligible for the reduced sales charges. The minimum initial investment under a letter of intent is $10,000. You should contact the transfer agent for information about the right of accumulation and letter of intent.

CDSC FOR CERTAIN REDEMPTIONS OF CLASS A SHARES. A CDSC is imposed upon certain redemptions of Class A shares of the Funds (or shares into which such Class A shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by Touchstone and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to Touchstone and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed, or (2) the NAV of such Class A shares at the time of redemption. If a purchase of Class A shares is subject to the CDSC, you will be notified on the confirmation you receive for your purchase. Redemptions of such Class A shares of the Funds held for at least one year will not be subject to the CDSC.

CLASS B SHARES

Class B shares are sold at NAV without an initial sales charge. Class B shares are subject to a CDSC if you redeem Class B shares within 6 years of their purchase. The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class B shares being redeemed, or (2) the NAV of such Class B shares being redeemed. A CDSC will not be imposed upon redemptions of Class B shares held for at least seven years. The amount of sales charge will depend on how long you have held your shares, as set forth in the following table:

Year Since Purchase                 CDSC as a % of Amount
Payment Made                          Subject to Charge
---------------------------------------------------------
First                                       5.00%
Second                                      4.00%
Third                                       3.00%
Fourth                                      2.00%
Fifth                                       1.00%
Sixth                                       1.00%
Seventh and thereafter*                     None

*Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

Class B shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class B shares. Touchstone intends to pay a commission of 4.00% of the purchase amount to your broker at the time you purchase Class B shares.

CLASS C SHARES

Class C shares are sold at NAV, without an initial sales charge and are subject to a CDSC of 1.00% on redemptions of Class C shares made within one year of their purchase. The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed. A CDSC will not be imposed upon redemptions of Class C shares held for at least one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class C shares. Touchstone intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.

ADDITIONAL INFORMATION ON THE CDSC

The CDSC is waived under the following circumstances:

o Any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. Touchstone may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

o Redemptions from a systematic withdrawal plan. If the systematic withdrawal plan is based on a fixed dollar amount or number of shares, systematic withdrawal redemptions are limited to no more than 10% of your account value or number of shares per year, as of the date the transfer agent receives your request. If the systematic withdrawal plan is based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your annual account value at the time of withdrawal.

o Redemptions from retirement plans qualified under Section 401 of the Internal Revenue Code. The CDSC will be waived for benefit payments made by Touchstone directly to plan participants. Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under IRC Section 401(a)(9)), in-service distributions, hardships, loans and qualified domestic relations orders. The CDSC waiver will not apply in the event of termination of the plan or transfer of the plan to another financial institution.

All sales charges imposed on redemptions are paid to Touchstone. In determining whether the CDSC is payable, it is assumed that shares not subject to the CDSC are the first redeemed followed by other shares held for the longest period of time. The CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

The following example will illustrate the operation of the CDSC. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 400 shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will pay the charge. At the rate of 5.00%, the CDSC would be $200 for redemptions of Class B shares. At the rate of 1.00%, the CDSC would be $40 for redemptions of Class C shares. In determining whether an amount is available for redemption without incurring a deferred sales charge, the purchase payments made for all shares in your account are aggregated.

The following example will illustrate the operation of the CDSC for Class B shares. Assume that you open an account and purchase 1,000 shares at $10 per share and that twenty-eight months later the NAV per share is $14 and, during such time, you have acquired (a) 150 additional shares through reinvestment of distributions and (b) 500 shares through purchases at $11 per share during the second year. If at such time you should redeem 1,450 shares (proceeds of $20,300), 150 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 1,300 shares, the charge is applied only to the (a) original cost of $10 per share for the first 1,000 shares and not to the increase in NAV of $4 per share and (b) to the original cost of $11 per share for the next 300 shares and not to the increase in NAV of $3 per share. Therefore, $18,200 of the $20,300 redemption proceeds will pay the charge. Since this redemption is in the third year of the CDSC schedule, (a) the 1,000 shares will be at the rate of 3.00% and the CDSC would be $300 and (b) the 300 shares will be at the rate of 4.00% and the CDSC would be $132. After this transaction is completed, the account has 200 shares remaining with an initial purchase value of $11 per share and these shares are in the second year of the CDSC schedule.

TAX-FREE MONEY MARKET FUND

The Tax-Free Money Market Fund offers two classes of shares: Class A and Class S shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution expense amounts. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular distribution fee structure as compensation for their services. Class A shares are subject to lower ongoing expenses than Class S shares over the term of the investment. Class S shares are only sold through financial advisors and are used as a sweep vehicle to manage excess cash held in accounts. When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Class A shares are subject to an annual 12b-1 distribution fee of up to .25% of the Fund's average daily net assets allocable to Class A shares. Class S shares are subject to an annual 12b-1 distribution fee of up to 0.60% of the Fund's average daily net assets allocable to Class S shares.

Touchstone may from time to time pay from its own resources cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Fund. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other funds in the Touchstone Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

OHIO TAX-FREE MONEY MARKET FUND

The Ohio Tax-Free Money Market Fund offers two classes of shares,  Retail (Class
A) and Institutional shares. Each class represents an interest in the same portfolio of investments. Retail shares are subject to 12b-1 fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional shareholders. Institutional shares have no 12b-1 fees.

OTHER PURCHASE INFORMATION
--------------------------

Additional information with respect to certain types of purchases of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is set forth below.

AGGREGATION. Sales charge discounts are available for certain aggregated investments. Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts. Individual purchases by trustees or other fiduciaries may also be aggregated if the investments are: (1) for a single trust estate or fiduciary account; or (2) for a common trust fund or other pooled account not specifically formed for the purpose of accumulating Fund shares. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES. To qualify for a reduced sales charge, you may combine concurrent purchases of Class A shares of two or more Funds (other than a money market fund). For example, if you concurrently invest $25,000 in Class A shares of one Fund and $25,000 in Class A shares of another Fund, the sales charge would be reduced to reflect a $50,000 purchase.

RIGHT OF ACCUMULATION. A purchaser of Class A shares of a Fund has the right to combine the cost or current NAV (whichever is higher) of his existing Class A shares of the load funds distributed by Touchstone with the amount of his current purchases in order to take advantage of the reduced sales charges set forth in the table in the Prospectus. The purchaser or his dealer must notify the transfer agent that an investment qualifies for a reduced sales charge. The reduced charge will be granted upon confirmation of the purchaser's holdings by the transfer agent. A purchaser includes an individual and his immediate family members, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense (the "Purchaser").

LETTER OF INTENT. The reduced sales charges set forth in the table in the Prospectus may also be available to any Purchaser of Class A shares of a Fund who submits a letter of intent to the transfer agent (a "Letter of Intent"). The Letter of Intent must state an intention to invest within a thirteen-month period in Class A shares of any load fund distributed by Touchstone a specified amount which, if made at one time, would qualify for a reduced sales charge. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen-month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter of Intent, the Purchaser becomes eligible for the reduced sales charge applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

The Letter of Intent is not a binding obligation on the Purchaser to purchase, or the Trust to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen-month period, the applicable sales charge will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

A ninety-day backdating period can be used to include earlier purchases at the Purchaser's cost (without a retroactive downward adjustment of the sales charge). The thirteen-month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The

Purchaser or his dealer must notify the transfer agent that an investment is being made pursuant to an executed Letter of Intent.

WAIVER OF SALES CHARGE. Sales charges do not apply to shares of the Funds purchased:
     1. By registered representatives or other employees (and their immediate family members) of broker/dealers, banks or other financial institutions having agreements with Touchstone.
     2. By a director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
     3. By clients of any investment advisor or financial planner who has made appropriate arrangements with the Trust or Touchstone.
     4. In accounts as to which a broker-dealer charges an asset management fee, provided the broker-dealer has an agreement with Touchstone.
     5. As part of certain promotional programs established by the Fund and/or Touchstone.
     6. By one or more members of a group of persons engaged in a common business, profession, civic or charitable endeavor or other activity and retirees and immediate family members of such persons pursuant to a marketing program between Touchstone and such group.
     7. By banks, bank trust departments, savings and loan associations and federal and state credit unions.
     8.   Through processing organizations described in the Prospectus.

Immediate family members are defined as the spouse, parents, siblings, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a director, officer or employee. The term "employee" is deemed to include current and retired employees.

Exemptions must be qualified in advance by Touchstone. Your financial advisor should call Touchstone for more information.

WAIVER OF MINIMUM INVESTMENT REQUIREMENTS. The minimum and subsequent investment requirements for purchases in the Funds may not apply to:
1. Any director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
2. Any employee benefit plan that is provided administrative services by a third-party administrator that has entered into a special service arrangement with Touchstone.

EXCHANGES. Exchanges may be subject to certain limitations and are subject to the Touchstone Funds' policies concerning excessive trading practices, which are policies designed to protect Funds and their shareholders from the harmful effect of frequent exchanges.

The Funds may restrict or refuse purchases or exchanges by market timers and may restrict or refuse purchases or exchanges by a shareholder who fails to comply with the restrictions set forth below. You may be considered a market timer if you have (i) requested an exchange or redemption out of any of the Touchstone Funds within two weeks of an earlier purchase or exchange request out of any Fund, or (ii) made more than two exchanges within a rolling 90 day period.

Upon the Fund's restriction or refusal of a purchase or exchange as a result of excessive exchanging or market timing, written notification of the Fund's policies on these issues will be sent to the shareholder's agent and/or to the broker-dealer firm of record for any account deemed to be market timing by the Fund. If an account has no such agent or broker-dealer, written notification will be sent directly to the shareholder.

OTHER INFORMATION. The Trust does not impose a front-end sales charge or imposes a reduced sales charge in connection with purchases of shares of a Fund made under the reinvestment privilege, purchases through exchanges and other purchases which qualify for a reduced sales charge as described herein because such purchases require minimal sales effort by Touchstone. Purchases made at NAV may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Trust.

TAXES
-----

The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal and state taxes.

Each Fund has qualified and intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met:
(a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited with respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

Each Fund intends to invest in sufficient obligations so that it will qualify to pay, for federal income tax purposes, "exempt-interest dividends" (as defined in the Internal Revenue Code) to shareholders. A Fund's dividends payable from net tax-exempt interest earned from tax-exempt obligations will qualify as exempt-interest dividends for federal income tax purposes if, at the close of each quarter of the taxable year of the Fund, at least 50% of the value of its total assets consists of tax-exempt obligations. The percentage of income that is exempt from federal income taxes is applied uniformly to all distributions made during each calendar year. This percentage may differ from the actual tax-exempt percentage during any particular month.

Interest on "specified private activity bonds," as defined by the Tax Reform Act of 1986, is an item of tax preference possibly subject to the alternative minimum tax. The Funds may invest in such "specified private activity bonds" subject to the requirement that each Fund invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. The Tax Reform Act of 1986 also created a tax preference for corporations equal to one-half of the excess of adjusted net book income over alternative minimum taxable income. As a result, one-half of tax-exempt interest income received from the Funds may be a tax preference for corporate investors.

Each Fund intends to invest primarily in obligations with interest income exempt from federal income taxes. To the extent possible, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund intend to invest primarily in obligations the income from which is exempt from Ohio personal income tax, the California Tax-Free Money Market Fund intends to invest primarily in obligations the income from which is exempt from California income tax and the Florida Tax-Free Money Market Fund intends to invest primarily in obligations the value of which is exempt from the Florida intangible personal property tax. Distributions from net investment income and net realized capital gains, including exempt-interest dividends, may be subject to state taxes in other states.

Under the Internal Revenue Code, interest on indebtedness incurred or continued to purchase or carry shares of investment companies paying exempt-interest dividends, such as the Funds, will not be deductible by the investor for federal income tax purposes. Shareholders receiving Social Security benefits may be subject to federal income tax (and perhaps state personal income tax) on a portion of those benefits as a result of receiving tax-exempt income (including exempt-interest dividends distributed by the Funds). Shareholders should consult their tax advisors as to the application of these provisions.

All or a portion of the sales charge incurred in purchasing Class A shares of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will not be included in the federal tax basis of any of such shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in any other Touchstone Fund and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated because the sales proceeds were reinvested in a Touchstone fund. The portion of the sales charge so excluded from the tax basis of the shares sold will equal the amount by which the sales charge that would otherwise be applicable upon the reinvestment is reduced. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of June 30, 2003, the Funds had the following capital loss carryforwards for federal income tax purposes.

                                            AMOUNT               EXPIRES JUNE 30
                                            ------               ---------------
Florida Tax-Free Money Market Fund          $   108                    2010
Tax-Free Intermediate Term Fund             $98,229                    2009

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one-year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

BACKUP WITHHOLDING. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and redemptions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

OTHER REDEMPTION INFORMATION
----------------------------
REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of each Fund during any 90-day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities that are issued in an in-kind redemption will be readily marketable.

UNCASHED DISTRIBUTION CHECKS. If you have chosen to receive your distributions in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for 90 days, your dividends may be reinvested in your account at the then current NAV and any future distributions will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution checks.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

Yield quotations on investments in the Money Market Funds are provided on both a current and an effective (compounded) basis. Current yields are calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with a beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yields reflect daily compounding and are calculated as follows: Effective yield = (base period return + 1)365/7 - 1. For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the Money Market Funds do not normally recognize unrealized gains and losses under the amortized cost valuation method). The Tax-Free Money Market Fund's current and effective yields for the seven days ended June 30,

2003 were 0.52% and 0.52%, respectively for Class A shares and 0.26% and 0.26%, respectively, for Class S shares. The Ohio Tax-Free Money Market Fund's current and effective yields for the seven days ended June 30, 2003 were 0.41% and 0.41%, respectively, for Retail shares and 0.66% and 0.66%, respectively, for Institutional shares. The California Tax-Free Money Market Fund's current and effective yields for the seven days ended June 30, 2003 were 0.48% and 0.48%, respectively. The Florida Tax-Free Money Market Fund's current and effective yields for the seven days ended June 30, 2003 were 0.52% and 0.52%, respectively.

The Money Market Funds may also quote a tax-equivalent current or effective yield, computed by dividing that portion of a Fund's current or effective yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. Based on the highest marginal federal income tax rate for individuals (35%), the Tax-Free Money Market Fund's tax-equivalent current and effective yields for the seven days ended June 30, 2003 were 0.80% and 0.80%, respectively, for Class A shares and 0.39% and 0.40%, respectively, for Class S shares. Based on the highest combined marginal federal and Ohio income tax rate for individuals, the Ohio Tax-Free Money Market Fund's tax-equivalent current and effective yields for the seven days ended June 30, 2003 were 0.68% and 0.68%, respectively, for Retail shares and 1.09% and 1.10%, respectively, for Institutional shares. Based on the highest combined marginal federal and California income tax rate for individuals, the California Tax-Free Money Market Fund's tax-equivalent current and effective yields for the seven days ended June 30, 2003 were 0.81% and 0.81%, respectively. Based on the highest marginal federal income tax rate for individuals (35%), the Florida Tax-Free Money Market Fund's tax-equivalent current and effective yields for the seven days ended June 30, 2003 were 0.80% and 0.80%, respectively.

From time to time, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                    P (1 + T)^n = ERV
Where:
P =            a hypothetical initial payment of $1,000
T =            average annual total return
n =            number of years
ERV =          ending redeemable value of a hypothetical  $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. The calculation also assumes the deduction of the current maximum sales charge from the initial $1,000 payment. If a Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

THE AVERAGE ANNUAL TOTAL RETURNS OF THE TAX-FREE INTERMEDIATE TERM FUND AND THE OHIO INSURED TAX-FREE FUND FOR THE PERIODS ENDED JUNE 30, 2003 ARE AS FOLLOWS:

TAX-FREE INTERMEDIATE TERM FUND (CLASS A)
1 year                                                                   2.49%
5 years                                                                  4.19%
10 years                                                                 4.53%

TAX-FREE INTERMEDIATE TERM FUND (CLASS B)
1 year                                                                   2.87%
Since inception (May 1, 2001)                                            4.89%

TAX-FREE INTERMEDIATE TERM FUND (CLASS C)
1 year                                                                   6.71%
5 years                                                                  4.42%
Since inception (February 1, 1994)                                       4.13%

OHIO INSURED TAX-FREE FUND (CLASS A)
1 year                                                                   3.24%
5 years                                                                  4.31%
10 years                                                                 4.81%

OHIO INSURED TAX-FREE FUND (CLASS B)
1 year                                                                   3.89%
Since inception (May 1, 2001)                                            5.47%

OHIO INSURED TAX-FREE FUND (CLASS C)
1 year                                                                   7.89%
5 years                                                                  4.65%
Since inception (November 1, 1993)                                       4.51%

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may advertise average annual total return after taxes on distributions. Average annual total return after taxes on distributions will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending value, according to the following formula:

          P(1+T)^n=ATV
                      D

Where:
     P    =    a hypothetical initial payment of $1,000.
     T    =    average annual total return (after taxes on distributions).
     n    =    number of years.
     ATV  =    ending  value  of a  hypothetical  $1,000  payment  made  at  the
        D      beginning of the 1-, 5-, or 10-year periods at the end of the 1-,
               5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

The calculation of average annual total return after taxes on distributions assumes the reinvestment of all dividends and distributions, less the taxes due on such distributions. The calculation also assumes the deduction of the current maximum sales charge from the initial $1,000 payment. If a Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

THE AVERAGE ANNUAL TOTAL RETURNS AFTER TAXES ON DISTRIBUTIONS OF THE TAX-FREE INTERMEDIATE TERM FUND AND THE OHIO INSURED TAX-FREE FUND FOR THE PERIODS ENDED JUNE 30, 2003 ARE AS FOLLOWS:

TAX-FREE INTERMEDIATE TERM FUND (CLASS A)
1 year                                                                   2.50%
5 years                                                                  4.19%
10 years                                                                 4.53%

TAX-FREE INTERMEDIATE TERM FUND (CLASS B)
1 year                                                                   2.88%
Since inception (May 1, 2001)                                            4.89%

TAX-FREE INTERMEDIATE TERM FUND (CLASS C)
1 year                                                                   6.71%
5 years                                                                  4.42%
Since inception (February 1, 1994)                                       4.13%

OHIO INSURED TAX-FREE FUND (CLASS A)
1 year                                                                   3.11%
5 years                                                                  4.14%
10 years                                                                 4.70%

OHIO INSURED TAX-FREE FUND (CLASS B)
1 year                                                                   3.76%
Since inception (May 1, 2001)                                            5.39%

OHIO INSURED TAX-FREE FUND (CLASS C)
1 year                                                                   7.76%
5 years                                                                  4.47%
Since inception (November 1, 1993)                                       4.39%

The  Tax-Free  Intermediate  Term Fund and the Ohio  Insured  Tax-Free  Fund may
advertise   average  annual  total  return  after  taxes  on  distributions  and redemption. Average annual total return after taxes on distributions and redemption will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending value, according to the following formula:

               P(1+T)^n=ATV
                           DR
Where:
     P       = a hypothetical initial payment of $1,000.
     T       = average  annual total return  (after taxes on  distributions  and redemption).
     n       = number of years.
     ATV     = ending  value  of a  hypothetical  $1,000  payment  made  at  the
        DR beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

The calculation of average annual total return after taxes on distributions and redemption assumes the reinvestment of all dividends and distributions, less the taxes due on such distributions. The calculation also assumes the deduction of the current maximum sales charge from the initial $1,000 payment. If a Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

THE AVERAGE ANNUAL TOTAL RETURNS AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION OF THE TAX-FREE INTERMEDIATE TERM FUND AND THE OHIO INSURED TAX-FREE FUND FOR THE PERIODS ENDED JUNE 30, 2003 ARE AS FOLLOWS:

TAX-FREE INTERMEDIATE TERM FUND (CLASS A)
1 year                                                                   2.89%
5 years                                                                  4.17%
10 years                                                                 4.49%

TAX-FREE INTERMEDIATE TERM FUND (CLASS B)
1 year                                                                   2.95%
Since inception (May 1, 2001)                                            4.65%

TAX-FREE INTERMEDIATE TERM FUND (CLASS C)
1 year                                                                   5.42%
5 years                                                                  4.27%
Since inception (February 1, 1994)                                       4.07%

OHIO INSURED TAX-FREE FUND (CLASS A)
1 year                                                                   3.59%
5 years                                                                  4.24%
10 years                                                                 4.73%

OHIO INSURED TAX-FREE FUND (CLASS B)
1 year                                                                   3.82%
Since inception (May 1, 2001)                                            5.21%

OHIO INSURED TAX-FREE FUND (CLASS C)
1 year                                                                   6.42%
5 years                                                                  4.44%
Since inception (November 1, 1993)                                       4.39%

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also advertise total return (a "nonstandardized quotation") that is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable front-end or contingent deferred sales charge that, if included, would reduce total return. The total returns of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund as calculated in this manner for each of the last ten fiscal years (or since inception) are as follows:
--------------------------------------------------------------------------------
                                                  Ohio       Ohio      Ohio
          Tax-Free     Tax-Free     Tax-Free      Insured    Insured   Insured
          Intermediate Intermediate Intermediate  Tax-Free   Tax-Free  Tax-Free
Period    Term Fund    Term Fund    Term Fund     Fund       Fund      Fund
Ended     Class A      Class B      Class C       Class A    Class B   Class C
--------------------------------------------------------------------------------
6-30-94    1.70%                    -3.40%(1)     -0.41%               -4.01%(2)
--------------------------------------------------------------------------------
6-30-95    6.36%                     5.82%         7.75%                7.31%
--------------------------------------------------------------------------------
6-30-96    4.51%                     4.00%         5.05%                4.44%
--------------------------------------------------------------------------------
6-30-97    6.19%                     5.49%         7.36%                6.65%
--------------------------------------------------------------------------------
6-30-98    5.63%                     4.85%         7.03%                6.24%
--------------------------------------------------------------------------------
6-30-99    2.07%                     1.40%         1.81%                1.05%
--------------------------------------------------------------------------------
6-30-00    2.75%                     1.88%         2.60%                1.75%
--------------------------------------------------------------------------------
6-30-01    7.99%       1.50%(3)      7.27%         8.88%     1.98%(3)   8.15%
--------------------------------------------------------------------------------
6-30-02    5.73%       4.96%         4.94%         5.15%     4.72%      4.54%
--------------------------------------------------------------------------------
6-30-03    7.61%       6.87%         6.71%         8.43%     7.89%      7.89%
--------------------------------------------------------------------------------
(1)  From date of initial public offering on February 1, 1994.
(2)  From date of initial public offering on November 1, 1993.
(3)  From date of initial public offering on May 1, 2001.

A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable front-end or contingent deferred sales charge or over periods other than those specified for average annual total return.

THE AVERAGE ANNUAL COMPOUNDED RATES OF RETURN FOR CLASS A SHARES OF THE TAX-FREE INTERMEDIATE TERM FUND AND THE OHIO INSURED TAX-FREE FUND (EXCLUDING SALES CHARGES) FOR THE PERIODS ENDED JUNE 30, 2003 ARE AS FOLLOWS:

TAX-FREE INTERMEDIATE TERM FUND (CLASS A)
1 Year                                                                   7.61%
3 Years                                                                  7.11%
5 Years                                                                  5.21%
10 Years                                                                 5.04%
Since inception (September 10, 1981)                                     6.14%

OHIO INSURED TAX-FREE FUND (CLASS A)
1 Year                                                                   8.43%
3 Years                                                                  7.47%
5 Years                                                                  5.34%
10 Years                                                                 5.32%
Since inception (April 1, 1985)                                          7.27%

A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

From time to time,  the  Tax-Free  Intermediate  Term Fund and the Ohio  Insured
Tax-Free Fund may advertise their yield and tax-equivalent yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

               Yield = 2[(a-b)/cd + 1)^6 - 1]
Where:
a =       dividends and interest earned during the period
b =       expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d =       the maximum offering price per share on the last day of the period

Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yields of Class A, Class B and Class C shares of the Tax-Free Intermediate Term Fund for June 2003 were 2.38%, 1.82% and 1.74%, respectively. The yields of Class A, Class B and Class C shares of the Ohio Insured Tax-Free Fund for June 2003 were 3.22%, 2.64% and 2.67%, respectively. Tax-equivalent yield is computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. Based on the highest marginal federal income tax rate for individuals (35%), the tax-equivalent yields of Class A, Class B and Class C shares of the Tax-Free Intermediate Term Fund for June 2003 were 1.55%, 1.18% and 1.13%, respectively. Based on the highest combined marginal federal and Ohio income tax rate for individuals, the tax-equivalent yields of Class A, Class B and Class C shares of the Ohio Insured Tax-Free Fund for June 2003 were 2.09%, 1.72% and 1.74%, respectively.

The performance quotations described above are based on historical earnings and are not intended to indicate future performance. Yield quotations are computed separately for Retail and Institutional shares of the Ohio Tax-Free Money Market Fund. The yield of Institutional shares is expected to be higher than the yield of Retail shares due to the distribution fees imposed on Retail shares. Yield quotations are computed separately for Class A and Class S shares of the Tax-Free Money Market Fund. The yield of Class A shares is expected to be higher than the yield of Class S shares due to the higher distribution fees imposed on Class S shares. Average annual total return and yield are computed separately for Class A, Class B and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. The yield of Class A shares is expected to be higher than the yield of Class B and Class C shares due to the higher distribution fees imposed on Class B and Class C shares.

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

iMoneyNet Inc.'s Money Fund Report provides a comparative analysis of performance for various categories of money market funds. The Tax-Free Money Market Fund may compare performance rankings with money market funds appearing in the Tax-Free Stockbroker & General Purpose Funds category. The Ohio Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund may compare performance rankings with money market funds appearing in the Tax-Free State Specific Stockbroker & General Purpose Funds categories.

Lipper Fixed Income Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges. The Tax-Free Money Market Fund may provide comparative performance information appearing in the Tax-Exempt Money Market Funds category, the Ohio Tax-Free Money Market Fund may provide comparative performance information appearing in the Ohio Tax-Exempt Money Market Funds category, the California Tax-Free Money Market Fund may provide comparative performance information appearing in the California Tax-Exempt Money Market Funds category and the Florida Tax-Free Money Market Fund may provide comparative performance information appearing in the Other States Tax-Exempt Money Market Funds category. The Tax-Free Intermediate Term Fund may provide comparative performance information appearing in the Intermediate (5-10 year) Municipal Debt Funds category and the Ohio Insured Tax-Free Fund may provide comparative performance information appearing in the Ohio Municipal Debt Funds category.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
--------------------------
As of October 6, 2003, the following shareholders held over 5% of the outstanding shares of a Fund (or class). Shares that are held beneficially are indicated by an asterisk.

--------------------------------------------------------------------------------
                                                                      % OF FUND
FUND                             SHAREHOLDER                          (OR CLASS)
--------------------------------------------------------------------------------
Tax-Free Money Market Fund -     Edward A. Striker*                   14.56%
Class A                          Carol A. Striker
                                 9711 Bennington  Drive
                                 Cincinnati, OH 45241
--------------------------------------------------------------------------------
Tax-Free Money Market Fund-      National Financial Services LLC      100.00%
Class S                          For Its Customers Accounts
                                 200 Liberty Street
                                 1 World Financial Center
                                 New York, NY  10281
--------------------------------------------------------------------------------
Tax-Free Intermediate Term       Merrill Lynch, Pierce, Fenner &      10.96%
Fund - Class A                   Smith Incorporated For the Sole
                                 Benefit of its Customers
                                 4800 Deer Lake Dr. East
                                 Jacksonville, FL 32246
--------------------------------------------------------------------------------
Tax-Free Intermediate Term       PaineWebber for the Benefit of       14.46%
Fund - Class B                   William Brandt*
                                 263 Whiley Road
                                 Groton, MA 01450
--------------------------------------------------------------------------------
Tax-Free Intermediate Term       Merrill Lynch, Pierce, Fenner &      69.01%
Fund - Class B                   Smith Incorporated
                                 For the Sole Benefit of its
                                 Customers
                                 4800 Deer Lake Drive East
                                 Jacksonville, FL  32246
--------------------------------------------------------------------------------
Tax-Free Intermediate Term       Karl Kessler*                        6.47%
Fund - Class B                   16013 W. 136th Street
                                 Olathe, KS  66062
--------------------------------------------------------------------------------
Tax-Free Intermediate Term       National Financial Services Corp.    12.56%
Fund - Class C                   FBO A Customer's Account
                                 P.O. Box 291 Ledbetter, KY 42058
--------------------------------------------------------------------------------
Tax-Free Intermediate Term       Raymond James & Associates           8.00%
Fund - Class C                   FBO A Customer
                                 880 Carillon Parkway
                                 St. Petersburg, FL  33716
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund  -    Merrill Lynch, Pierce, Fenner &      8.04%
Class A                          Smith Incorporated
                                 For the Sole Benefit of its
                                 Customers
                                 4800 Deer Lake Drive East
                                 Jacksonville, FL  32246
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -     Andy C. Dudash*                      11.59%
Class B                          17123 State Route 104
                                 Ashville, OH  43103
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -     Bonness Family Revocable Living      12.07%
Class B                          Trust
                                 Wilfred R./Ruth T. Bonness
                                 1740 King Road
                                 Hinckley, OH  44233
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -     Donald A. and Carole J. Richards     8.06%
Class B                          Donald A. and Carole Richards
                                 Living Trust
                                 5694 Nickview Drive
                                 Cincinnati, OH  45247
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund-      Frank E. Furie*                       15.27%
Class B                          7558 Deer Valley Crossing
                                 Powell, OH  43065
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund-      Donaldson, Lufkin & Jenrette         11.98%
Class B                          Securities Corporation
                                 P.O. Box 2052 Jersey City, NJ 07303
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund-      Merrill Lynch, Pierce, Fenner &      9.11%
Class B                          Smith Incorporated
                                 For the Sole Benefit of its
                                 Customers
                                 4800 Deer Lake Drive East
                                 Jacksonville, FL  32246
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund-      Pershing LLC                         12.12%
Class B                          P.O. Box 2052
                                 Jersey City, NJ  07303
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -     Merrill Lynch, Pierce, Fenner &      12.26%
Class C                          Smith Incorporated
                                 For the Sole Benefit of its
                                 Customers
                                 4800 Deer Lake Drive East
                                 Jacksonville, FL  32246
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -     PaineWebber for the Benefit of       5.28%
Class C                          Leland F. Brubaker Trustee*
                                 4229 Westleton Ct.
                                 Columbus, OH  43221
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -     FiServe Securities Inc.              13.57%
Class C                          Attn: Mutual  Funds
                                 2005 Market Street
                                 Philadelphia, PA  19103
--------------------------------------------------------------------------------
Ohio Tax-Free Money Market       FiServe Securities Inc.             47.00%
Fund - Retail Shares             Attn: Mutual Funds
                                 2005 Market Street
                                 Philadelphia, PA  19103
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ohio Tax-Free Money Market       Cortland Financial Services          13.30%
Fund - Retail Shares             For the Benefit of its Customers
                                 600 Fifth Avenue
                                 New York, NY  10020
--------------------------------------------------------------------------------
Ohio Tax-Free Money Market       Fifth Third Bank Trust               95.02%
Fund - Institutional Shares      Attn Jennifer Moser
                                 38 Fountain Square Plaza
                                 Cincinnati, OH 45202
--------------------------------------------------------------------------------
Florida Tax-Free Money Market    Fifth Third Bank Trust               81.72%
Fund                             38 Fountain Square Plaza
                                 Cincinnati, OH 45263
--------------------------------------------------------------------------------
*    Indicates that shares are held beneficially.

As of October 6, 2003, the Trustees and officers of the Trust as a group owned of record and beneficially less than 1% of the outstanding shares of the Trust and of each Fund (or class).

CUSTODIAN
---------

The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio, has been retained to act as the Trust's Custodian. The Fifth Third Bank acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

INDEPENDENT AUDITORS
--------------------
The firm of Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio, has been selected as independent auditors for the Trust for the fiscal year ending June 30, 2004. Ernst & Young performs an annual audit of the Trust's financial statements and advises the Trust on certain accounting matters.

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT
---------------------------------------------

TRANSFER AGENT. The Trust's transfer agent, Integrated Fund Services, Inc. ("Integrated"), 221 East Fourth Street, Cincinnati, Ohio 45202, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For providing transfer agent and shareholder services to the Trust, Integrated receives a monthly per account fee from each Fund, plus out of-pocket expenses. Integrated is an affiliate of the Advisor, the Sub-Advisor and Touchstone by reason of common ownership.

ACCOUNTING AGENT. Integrated also provides accounting services to the Trust. For calculating daily NAV per share and maintaining such books and records as are necessary to enable Integrated to perform its duties, each Fund pays Integrated a monthly fee based on the asset size of the Fund, plus out of-pocket expenses. The Funds also pay the costs of outside pricing services. Set forth below are the accounting and pricing fees paid by the Funds during the fiscal years ended June 30, 2003, 2002 and 2001.

                                            2003           2002           2001
                                            ----           ----           ----
Tax-Free Money Market Fund                 $30,625        $30,000        $30,000
Tax-Free Intermediate Term Fund            $46,500        $54,000        $44,000
Ohio Insured Tax-Free Fund                 $52,500        $60,000        $50,000
Ohio Tax-Free Money Market Fund            $67,316        $73,494        $73,000
California Tax-Free Money Market Fund      $33,000        $36,000        $37,000
Florida Tax-Free Money Market Fund         $27,000        $30,000        $29,000

ADMINISTRATIVE AGENT. Integrated also provides administrative services to the Trust. In this capacity, Integrated supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Integrated supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Trustees. Effective November 1, 2002, each Fund pays Integrated a monthly administrative service fee based on its average daily net assets, plus out of-pocket expenses. Set forth below are the administrative fees paid by the Funds from November 1, 2002 until June 30, 2003:

Tax-Free Money Market Fund                           $ 12,892
Tax-Free Intermediate Term Fund                      $ 14,246
Ohio Insured Tax-Free Fund                           $ 23,559
Ohio Tax-Free Money Market Fund                      $128,218
California Tax-Free Money Market Fund                $ 26,568
Florida Tax-Free Money Market Fund                   $  9,254

FINANCIAL STATEMENTS
--------------------

The financial statements as of June 30, 2003 appear in the Trust's annual report, which is incorporated by reference herein. The Trust's financial statements were audited by Ernst & Young LLP.

Annual Report
                                                                   June 30, 2003
--------------------------------------------------------------------------------

[LOGO]TOUCHSTONE
      INVESTMENTS

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------

     Touchstone California Tax-Free Money Market Fund

     Touchstone Florida Tax-Free Money Market Fund

     Touchstone Ohio Insured Tax-Free Fund

     Touchstone Ohio Tax-Free Money Market Fund

     Touchstone Tax-Free Intermediate Term Fund

     Touchstone Tax-Free Money Market Fund


                      Research o Design o Select o Monitor

--------------------------------------------------------------------------------
                                   Tax-Exempt
--------------------------------------------------------------------------------

TABLE OF CONTENTS
================================================================================

                                                                            Page
--------------------------------------------------------------------------------
Letter from the President                                                      3
--------------------------------------------------------------------------------
Management Discussion and Analysis                                             4
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                           7
--------------------------------------------------------------------------------
Statements of Operations                                                      12
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                           15
--------------------------------------------------------------------------------
Financial Highlights                                                          20
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 29
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
   California Tax-Free Money Market Fund                                   43-45
--------------------------------------------------------------------------------
   Florida Tax-Free Money Market Fund                                      46-47
--------------------------------------------------------------------------------
   Ohio Insured Tax-Free Fund                                              48-49
--------------------------------------------------------------------------------
   Ohio Tax-Free Money Market Fund                                         50-54
--------------------------------------------------------------------------------
   Tax-Free Intermediate Term Fund                                         55-57
--------------------------------------------------------------------------------
   Tax-Free Money Market Fund                                              58-60
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            61
--------------------------------------------------------------------------------
Report of Independent Auditors                                                62
--------------------------------------------------------------------------------

LETTER FROM THE PRESIDENT
================================================================================

Dear Touchstone Investor:

We are pleased to provide you with the Touchstone Tax-Free Trust Annual Report for the twelve months ended June 30, 2003. This update includes investment activity and performance for Touchstone Tax-Free Money Market Fund, Touchstone California Tax-Free Money Market Fund, Touchstone Ohio Tax-Free Money Market Fund, Touchstone Florida Tax-Free Money Market Fund, Touchstone Tax-Free Intermediate Term Fund and Touchstone Ohio Insured Tax-Free Fund, which meet a variety of investment goals.

Since the recent economic recession's end in 2001, monetary policy eased significantly as the Federal Reserve reduced interest rates 13 times, bringing short-term rates to the lowest levels in 45 years. The most recent rate cut in June sent short-term rates to 1.00%, thereby causing the housing market to remain vigorous and lowering the cost of debt for both the public and the private sector. Those rate reductions also influenced short-term yields and money market rates.

We believe the tax-exempt sector continues to offer attractive investment alternatives. Investors have been able to purchase high-quality, intermediate and long-term municipal bonds at yields close to 80% to 90% of Treasuries. That may provide tax-conscience investors an appealing tax-free yield.

Tax-free fixed income investing can provide balance and stability to your portfolio, particularly during volatile market conditions. Mutual funds provide the diversification that can help keep your financial strategy on course.

We at Touchstone remain optimistic about the resilience of both our economy and our markets and are focused on positioning our Funds for success. We believe our fund managers' disciplined approach is well suited to helping you attain your financial objectives. Please visit our Web site, www.touchstoneinvestments.com, for more information about Touchstone Funds and other investment products available to you.

Thank you for your confidence in Touchstone and the opportunity to work on your behalf.

Best Regards,

/s/ Patrick Bannigan

Patrick Bannigan
President
Touchstone Tax-Free Trust

Touchstone mutual funds are distributed by Touchstone Securities, Inc.* *Member of NASD and SIPC.

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

MUNICIPAL BOND MARKET REVIEW & OUTLOOK

The fiscal year ended June 30, 2003 was characterized by continued weakness in the economy, poor performance in the equity markets and falling interest rates. The weak economy and corporate scandals led to poor earnings and lower equity prices, while spreads on corporate bonds widened relative to U.S. Treasury yields. While the corporate bond and equity markets did improve in the last quarter of the fiscal year, the upheaval in those markets provided the backdrop for U.S. Treasury yields to move lower as investors sought the safety provided by U.S. Treasury securities. As an example, 10-year Treasury Notes declined 1.25% over the course of the year to a yield of 3.50% - a level not seen in more than 40 years. The Federal Reserve cut interest rates twice during the fiscal year, once in November and most recently in late June, for a total cut of .75%, bringing the fed funds rate to 1.00%, which was also a historical low.

The municipal market also benefited from the difficulties in the equity and corporate bond markets, as investors were attracted to the safety provided by high quality municipal bonds. Investors certainly had ample opportunity, as over $385 billion in new municipal bonds were sold over the course of the year. A combination of low interest rates and the need for municipalities to fill budget gaps contributed to the record amount of bonds sold. Throughout much of the year, investor demand remained high, however, municipal bonds did under perform relative to U.S. Treasury securities due to the huge amount of supply. For example, 10-year municipal bond yields declined by only .80% over the period and as a result, municipal yields were trading at yields equal to 92% of 10-year U.S. Treasury yields by June 30, 2003.

With interest rates at historical lows and the economy expected to improve during the second half of 2003, it is likely that interest rates will rise. The exact timing is obviously difficult to know and the economy has certainly given us mixed signals in the past.

Municipal yields are at historically attractive levels compared to U.S. Treasuries and are trading at yield levels greater than 90% of comparable U.S. Treasuries across the yield curve. In the past, when municipals have gotten this "cheap" relative to U.S. Treasuries, the sector has typically outperformed Treasury securities.

TOUCHSTONE OHIO INSURED TAX-FREE FUND

The Fund's total return was 8.43% for the twelve months ended June 30, 2003. The total return for the Lehman Brothers Municipal Bond Index was 8.74% for the same period.

The Ohio Insured Tax-Free Fund posted top quartile performance for the year versus its peers in the Lipper Ohio Municipal Debt category which averaged of 7.59%. The Fund was able to post this performance as a result of changes we made to the portfolio near the end of the fiscal year 2002. We executed several trades to enhance the call protection of the portfolio. These bonds, combined with the older, higher yielding issues in the portfolio, provided the Fund with a combination of income and capital appreciation during the year. The Fund also outperformed the Lehman Brothers Municipal Bond Index after factoring in the Fund expenses. By design, the portfolio of the Ohio Insured Tax-Free Fund is invested in high-quality municipal bonds. In addition, we tend to focus on the 20-year maturity range, which has historically provided the Fund with the best combination of income and total return.

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

TOUCHSTONE TAX-FREE INTERMEDIATE TERM FUND

The Fund's total return was 7.61% for the twelve months ended June 30, 2003. The total return for the Lehman Brothers 7 Year Municipal Bond Index was 8.85% for the same period.

The Tax-Free Intermediate Term Fund performed well during the fiscal year ended June 30, 2003, ranking in the second quartile of its peer group - Lipper Intermediate Municipal Debt Funds. The Fund was able to achieve its performance because the bulk of the portfolio was positioned in the 10-year maturity range, which was one of the better performing maturity sectors in the market. The Fund slightly underperformed the Lehman Brothers 7 year Municipal Bond Index after factoring in expenses of the Fund. The Fund lost the most ground relative to the index in the last quarter of the year, when the market sold off rather dramatically, with the 10-year maturity range taking the brunt of the sell-off. As mentioned above, we would expect that interest rates will begin to rise as soon as it becomes apparent that the economy is starting to recover. With municipal bonds trading at very attractive yield levels compared to U.S. Treasury securities, we would expect this to help the relative performance of the municipal market. We will continue to focus on high quality municipal bonds with the majority of the bonds in the portfolio rated AAA.

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                IN THE OHIO INSURED TAX-FREE FUND - CLASS A* AND
                    THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
-----------------------------------------------------------
                 OHIO INSURED TAX-FREE FUND
                AVERAGE ANNUAL TOTAL RETURNS

          1 YEAR    5 YEARS    10 YEARS    SINCE INCEPTION*
Class A    8.43%     5.34%       5.32%            --
Class B    7.89%       --          --           6.76%
Class C    7.89%     4.65%         --           4.51%
-----------------------------------------------------------

                                             6/03
OHIO INSURED TAX-FREE FUND - CLASS A       $16,003
LEHMAN BROTHERS MUNICIPAL BOND INDEX       $18,551

                       PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

* The chart above represents performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993. The initial public offering of Class B shares commenced on May 1, 2001.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
             IN THE TAX-FREE INTERMEDIATE TERM FUND - CLASS A* AND
                THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
-----------------------------------------------------------
              TAX-FREE INTERMEDIATE TERM FUND
                AVERAGE ANNUAL TOTAL RETURNS

          1 YEAR    5 YEARS    10 YEARS    SINCE INCEPTION*
CLASS A    7.61%     5.21%       5.04%            --
CLASS B    6.87%       --          --           6.19%
CLASS C    6.71%     4.42%         --           4.13%
-----------------------------------------------------------

                                                  6/03
TAX-FREE INTERMEDIATETERM FUND - CLASS A        $15,565
LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX     $18,112

                       PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

* The chart above represents performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was September 10, 1981, and the initial public offering of Class C shares commenced on February 1, 1994. The initial public offering of Class B shares commenced on May 1, 2001.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003

================================================================================================
                                                                      CALIFORNIA      FLORIDA
                                                                       TAX-FREE       TAX-FREE
                                                                     MONEY MARKET   MONEY MARKET
                                                                         FUND           FUND
------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .............................................   $ 70,691,061   $ 29,663,242
                                                                     ===========================
   At market value ...............................................   $ 70,691,061   $ 29,663,242
Cash .............................................................         70,538         95,204
Interest receivable ..............................................        250,999        160,623
Other assets .....................................................            938          1,312
                                                                     ---------------------------
TOTAL ASSETS .....................................................     71,013,536     29,920,381
                                                                     ---------------------------

LIABILITIES
Dividends payable ................................................            428          9,157
Payable to affiliates ............................................         32,650         13,285
Payable for securities purchased .................................        588,855        205,368
Other accrued expenses and liabilities ...........................         46,356         35,937
                                                                     ---------------------------
TOTAL LIABILITIES ................................................        668,289        263,747
                                                                     ---------------------------

NET ASSETS .......................................................   $ 70,345,247   $ 29,656,634
                                                                     ===========================

NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $ 70,344,884   $ 29,656,742
Undistributed net investment income ..............................            112             --
Accumulated net realized gains (losses)
        from security transactions ...............................            251           (108)
                                                                     ---------------------------

NET ASSETS .......................................................   $ 70,345,247   $ 29,656,634
                                                                     ===========================

Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........     70,344,893     29,656,730
                                                                     ===========================
Net asset value, offering price and redemption price per share ...   $       1.00   $       1.00
                                                                     ===========================

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003

================================================================================================
                                                                         OHIO           OHIO
                                                                        INSURED       TAX-FREE
                                                                       TAX-FREE     MONEY MARKET
                                                                         FUND           FUND
------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .............................................   $ 62,703,922   $420,885,483
                                                                     ---------------------------
   At market value ...............................................   $ 68,513,794   $420,885,483
Cash .............................................................          1,611         13,901
Interest receivable ..............................................        400,797      1,431,506
Receivable for capital shares sold ...............................        227,326             --
Other assets .....................................................          2,585          6,439
                                                                     ---------------------------
TOTAL ASSETS .....................................................     69,146,113    422,337,329
                                                                     ---------------------------

LIABILITIES
Dividends payable ................................................         74,010        147,404
Payable to affiliates ............................................         38,665        163,024
Payable for capital shares redeemed ..............................         25,084             --
Payable for securities purchased .................................      1,554,765             --
Other accrued expenses and liabilities ...........................         74,278         97,339
                                                                     ---------------------------
TOTAL LIABILITIES ................................................      1,766,802        407,767
                                                                     ---------------------------

NET ASSETS .......................................................   $ 67,379,311   $421,929,562
                                                                     ===========================

NET ASSETS CONSIST OF:
Paid-in Capital ..................................................   $ 60,952,555   $421,918,152
Accumulated net realized gains from security transactions ........        616,884         11,410
Net unrealized appreciation on investments .......................      5,809,872             --
                                                                     ---------------------------

NET ASSETS .......................................................   $ 67,379,311   $421,929,562
                                                                     ===========================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ..........................   $ 59,683,175   $         --
                                                                     ===========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........      4,827,306             --
                                                                     ===========================
Net asset value and redemption price per share ...................   $      12.36   $         --
                                                                     ===========================
Maximum offering price per share .................................   $      12.98   $         --
                                                                     ===========================

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ..........................   $    308,411   $         --
                                                                     ===========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........         24,874             --
                                                                     ===========================
Net asset value and redemption price per share* ..................   $      12.40   $         --
                                                                     ===========================
Maximum offering price per share .................................   $      12.40   $         --
                                                                     ===========================

JUNE 30, 2003

================================================================================================
                                                                         OHIO           OHIO
                                                                        INSURED       TAX-FREE
                                                                       TAX-FREE     MONEY MARKET
                                                                         FUND           FUND
------------------------------------------------------------------------------------------------

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ..........................   $  7,387,725   $         --
                                                                     ===========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........        595,543             --
                                                                     ===========================
Net asset value and redemption price per share* ..................   $      12.41   $         --
                                                                     ===========================
Maximum offering price per share .................................   $      12.41   $         --
                                                                     ===========================

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares ...........................   $         --   $155,809,909
                                                                     ===========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........             --    155,795,732
                                                                     ===========================
Net asset value, offering price and redemption price per share* ..   $         --   $       1.00
                                                                     ===========================

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares ....................   $         --   $266,119,653
                                                                     ===========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........             --    266,108,809
                                                                     ===========================
Net asset value, offering price and redemption price per share* ..   $         --   $       1.00
                                                                     ===========================

*    Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003

================================================================================================
                                                                       TAX-FREE       TAX-FREE
                                                                     INTERMEDIATE   MONEY MARKET
                                                                       TERM FUND        FUND
------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .............................................   $ 39,559,115   $ 40,776,995
                                                                     ===========================
   At market value ...............................................   $ 42,319,284   $ 40,776,995
Cash .............................................................            309         25,789
Interest receivable ..............................................        390,900        194,206
Receivable for capital shares sold ...............................        189,049             --
Other assets .....................................................         10,742         15,146
                                                                     ---------------------------
TOTAL ASSETS .....................................................     42,910,284     41,012,136
                                                                     ---------------------------

LIABILITIES
Dividends payable ................................................         29,366            288
Payable for capital shares redeemed ..............................        102,565             --
Payable for securities purchased .................................      2,039,646        877,013
Payable to affiliates ............................................         47,463         22,504
Other accrued expenses and liabilities ...........................         40,066         45,231
                                                                     ---------------------------
TOTAL LIABILITIES ................................................      2,259,106        945,036
                                                                     ---------------------------

NET ASSETS .......................................................   $ 40,651,178   $ 40,067,100
                                                                     ===========================

NET ASSETS CONSIST OF:
Paid-in Capital ..................................................   $ 37,989,238   $ 40,057,188
Undistributed net investment income ..............................             --            270
Accumulated net realized gains (losses) from security transactions        (98,229)         9,642
Net unrealized appreciation on investments .......................      2,760,169             --
                                                                     ---------------------------

NET ASSETS .......................................................   $ 40,651,178   $ 40,067,100
                                                                     ===========================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ..........................   $ 35,175,909   $ 21,375,326
                                                                     ===========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........      3,021,674     21,380,388
                                                                     ===========================
Net asset value and redemption price per share ...................   $      11.64   $       1.00
                                                                     ===========================
Maximum offering price per share .................................   $      12.22   $         --
                                                                     ===========================

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ..........................   $    385,683   $         --
                                                                     ===========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........         33,112             --
                                                                     ===========================
Net asset value and redemption price per share* ..................   $      11.65   $         --
                                                                     ===========================
Maximum offering price per share .................................   $      11.65   $         --
                                                                     ===========================

JUNE 30, 2003

================================================================================================
                                                                       TAX-FREE       TAX-FREE
                                                                     INTERMEDIATE   MONEY MARKET
                                                                       TERM FUND        FUND
------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ..........................   $  5,089,586   $         --
                                                                     ===========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........        437,070             --
                                                                     ===========================
Net asset value and redemption price per share* ..................   $      11.64   $         --
                                                                     ===========================
Maximum offering price per share .................................   $      11.64   $         --
                                                                     ===========================

PRICING OF CLASS S SHARES
Net assets applicable to Class S shares ..........................   $         --   $ 18,691,774
                                                                     ===========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........             --     18,686,952
                                                                     ===========================
Net asset value and redemption price per share* ..................   $         --   $       1.00
                                                                     ===========================

*    Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2003

================================================================================================
                                                                     CALIFORNIA       FLORIDA
                                                                      TAX-FREE        TAX-FREE
                                                                    MONEY MARKET    MONEY MARKET
                                                                        FUND            FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .................................................   $  1,063,214    $    376,443
                                                                    ----------------------------

EXPENSES
Investment advisory fees ........................................        381,243         128,622
Distribution expenses ...........................................        183,018          64,297
Transfer agent fees .............................................         34,007          12,000
Accounting services fees ........................................         33,000          27,000
Custodian fees ..................................................         36,166          13,473
Reports to shareholders .........................................         15,227           2,982
Postage and supplies ............................................         40,364           5,684
Professional fees ...............................................         21,070           9,190
Administration ..................................................         26,568           9,254
Pricing expenses ................................................         12,004           4,843
Registration fees ...............................................          2,030           1,541
Trustees' fees and expenses .....................................          7,860           7,972
Other expense ...................................................            575             288
                                                                    ----------------------------
TOTAL EXPENSES ..................................................        793,132         287,146
Fees waived by the Adviser ......................................       (221,244)       (109,080)
                                                                    ----------------------------
NET EXPENSES ....................................................        571,888         178,066
                                                                    ----------------------------

NET INVESTMENT INCOME ...........................................        491,326         198,377
                                                                    ----------------------------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS ...................            251           7,941
                                                                    ----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ......................   $    491,577    $    206,318
                                                                    ============================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2003

================================================================================================
                                                                        OHIO            OHIO
                                                                       INSURED        TAX-FREE
                                                                      TAX-FREE      MONEY MARKET
                                                                        FUND            FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .................................................   $  3,076,140    $  6,272,578
                                                                    ----------------------------

EXPENSES
Investment advisory fees ........................................        321,710       1,765,063
Distribution expenses, Class A ..................................        145,820              --
Distribution expenses, Class B ..................................          2,519              --
Distribution expenses, Class C ..................................         57,620              --
Distribution expenses, Retail class .............................             --         433,741
Distribution expenses, Institutional class ......................             --              18
Transfer agent fees, Class A ....................................         23,715              --
Transfer agent fees, Class B ....................................         12,000              --
Transfer agent fees, Class C ....................................         12,000              --
Transfer agent fees, Retail class ...............................             --          58,867
Transfer agent fees, Institutional class ........................             --          12,000
Accounting services fees ........................................         52,500          67,316
Registration fees, Class A ......................................          3,953              --
Registration fees, Class B ......................................          3,639              --
Registration fees, Class C ......................................          2,185              --
Registration fees, Retail Class .................................             --           8,475
Reports to shareholders .........................................          3,462          29,980
Postage and supplies ............................................         35,530          82,337
Professional fees ...............................................         23,118          42,317
Custodian fees ..................................................         19,496          85,981
Pricing expenses ................................................          9,110          21,690
Administration fees .............................................         23,559         128,218
Trustees' fees and expenses .....................................          8,448           7,917
Other expenses ..................................................          1,152           4,013
                                                                    ----------------------------
TOTAL EXPENSES ..................................................        761,536       2,747,933
Fees waived by the Adviser ......................................       (233,791)       (260,745)
                                                                    ----------------------------
NET EXPENSES ....................................................        527,745       2,487,188
                                                                    ----------------------------

NET INVESTMENT INCOME ...........................................      2,548,395       3,785,390
                                                                    ----------------------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions ...................        899,591          31,700
Net change in unrealized appreciation/depreciation on investments      2,092,804              --
                                                                    ----------------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ................      2,992,395          31,700
                                                                    ----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ......................   $  5,540,790    $  3,817,090
                                                                    ============================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2003

================================================================================================
                                                                      TAX-FREE        TAX-FREE
                                                                    INTERMEDIATE    MONEY MARKET
                                                                      TERM FUND         FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .................................................   $  1,810,683    $    498,944
                                                                    ----------------------------

EXPENSES
Investment advisory fees ........................................        194,613         153,742
Distribution expenses, Class A ..................................         85,039          57,311
Distribution expenses, Class B ..................................          1,540              --
Distribution expenses, Class C ..................................         47,530              --
Distribution expenses, Class S ..................................             --          47,007
Transfer agent fees, Class A ....................................         35,100          27,285
Transfer agent fees, Class B ....................................         12,000              --
Transfer agent fees, Class C ....................................         12,000              --
Transfer agent fees, Class S ....................................             --           5,000
Accounting services fees ........................................         46,500          30,625
Registration fees, Class A ......................................          9,308          13,302
Registration fees, Class B ......................................          9,135              --
Registration fees, Class C ......................................          8,507              --
Registration fees, Class S ......................................             --           4,735
Reports to shareholders .........................................         13,552          15,943
Postage and supplies ............................................         43,939          30,322
Professional fees ...............................................         18,440          22,347
Custodian fees ..................................................         13,522          21,277
Pricing expenses ................................................          9,513           5,330
Administration fees .............................................         14,246          12,892
Trustees' fees and expenses .....................................          8,041           8,190
Other expenses ..................................................            284              --
                                                                    ----------------------------
TOTAL EXPENSES ..................................................        582,809         455,308
Fees waived and/or expenses reimbursed by the Adviser ...........       (160,686)       (161,203)
                                                                    ----------------------------
NET EXPENSES ....................................................        422,123         294,105
                                                                    ----------------------------

NET INVESTMENT INCOME ...........................................      1,388,560         204,839
                                                                    ----------------------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions ...................        537,468           9,642
Net change in unrealized appreciation/depreciation on investments        888,456              --
                                                                    ----------------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ................      1,425,924           9,642
                                                                    ----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ......................   $  2,814,484    $    214,481
                                                                    ============================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

================================================================================================================
                                                          CALIFORNIA                          FLORIDA
                                                           TAX-FREE                          TAX-FREE
                                                         MONEY MARKET                      MONEY MARKET
                                                             FUND                              FUND
                                                ----------------------------------------------------------------
                                                     YEAR             YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED
                                                   JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                     2003             2002             2003             2002
================================================================================================================
FROM OPERATIONS
Net investment income .......................   $     491,326    $     975,547    $     198,377    $     302,373
Net realized gains (losses) from
   security transactions ....................             251            6,780            7,941             (120)
                                                ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS ...............................         491,577          982,327          206,318          302,253
                                                ----------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ..................        (491,598)        (975,547)        (198,377)        (302,373)
From net realized gains .....................          (5,641)              --               --               --
                                                ----------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS SHAREHOLDERS ...............        (497,239)        (975,547)        (198,377)        (302,373)
                                                ----------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ...................     231,465,121      259,409,267       60,228,779       47,361,962
Reinvested distributions ....................         481,616          926,470           69,053          159,201
Payments for shares redeemed ................    (246,001,399)    (245,422,313)     (48,777,163)     (46,083,190)
                                                ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL SHARE TRANSACTIONS ..........     (14,054,662)      14,913,424       11,520,669        1,437,973
                                                ----------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS ...............................     (14,060,324)      14,920,204       11,528,610        1,437,853

NET ASSETS
Beginning of year ...........................      84,405,571       69,485,367       18,128,024       16,690,171
                                                ----------------------------------------------------------------
End of year .................................   $  70,345,247    $  84,405,571    $  29,656,634    $  18,128,024
                                                ================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

================================================================================================================
                                                                                               OHIO
                                                         OHIO INSURED                        TAX-FREE
                                                           TAX-FREE                        MONEY MARKET
                                                             FUND                              FUND
                                                ----------------------------------------------------------------
                                                     YEAR             YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED
                                                   JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                     2003             2002             2003             2002
================================================================================================================
FROM OPERATIONS
Net investment income .......................   $   2,548,395    $   2,739,517    $   3,785,390    $   7,113,864
Net realized gains (losses) from
   security transactions ....................         899,591          470,987           31,700           (4,430)
Net change in unrealized appreciation/
   depreciation on investments ..............       2,092,804          246,320               --               --
                                                ----------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ..........................       5,540,790        3,456,824        3,817,090        7,109,434
                                                ----------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .........      (2,351,509)      (2,565,466)              --               --
From net investment income, Class B .........          (8,218)          (4,056)              --               --
From net investment income, Class C .........        (188,668)        (172,357)              --               --
From net investment income, Retail ..........              --               --       (1,374,359)      (3,418,541)
From net investment income, Institutional ...              --               --       (2,411,031)      (3,695,323)
From net realized gains, Class A ............        (332,541)         (92,607)              --               --
From net realized gains, Class B ............          (1,419)            (182)              --               --
From net realized gains, Class C ............         (31,146)          (7,073)              --               --
                                                ----------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ............      (2,913,501)      (2,841,741)      (3,785,390)      (7,113,864)
                                                ----------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...................     166,427,209      152,308,825               --               --
Reinvested distributions ....................       1,811,604        1,824,724               --               --
Payments for shares redeemed ................    (165,318,707)    (155,158,445)              --               --
                                                ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS A SHARE TRANSACTIONS ..........       2,920,106       (1,024,896)              --               --
                                                ----------------------------------------------------------------

CLASS B
Proceeds from shares sold ...................         136,163          117,241               --               --
Reinvested distributions ....................           7,253            2,342               --               --
Payments for shares redeemed ................          (4,117)              --               --               --
                                                ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
   SHARE TRANSACTIONS .......................         139,299          119,583               --               --
                                                ----------------------------------------------------------------

================================================================================================================
                                                                                               OHIO
                                                         OHIO INSURED                        TAX-FREE
                                                           TAX-FREE                        MONEY MARKET
                                                             FUND                              FUND
                                                ----------------------------------------------------------------
                                                     YEAR             YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED
                                                   JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                     2003             2002             2003             2002
================================================================================================================
CLASS C
Proceeds from shares sold ...................   $   2,962,425    $     768,925    $          --    $          --
Reinvested distributions ....................         172,491          145,704               --               --
Payments for shares redeemed ................        (860,392)        (562,394)              --               --
                                                ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C
   SHARE TRANSACTIONS .......................       2,274,524          352,235               --               --
                                                ----------------------------------------------------------------

RETAIL
Proceeds from shares sold ...................              --               --      447,218,674      509,765,613
Reinvested distributions ....................              --               --        1,369,314        3,390,944
Payments for shares redeemed ................              --               --     (503,873,010)    (513,635,848)
                                                ----------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   RETAIL SHARE TRANSACTIONS ................              --               --      (55,285,022)        (479,291)
                                                ----------------------------------------------------------------

INSTITUTIONAL
Proceeds from shares sold ...................              --                       506,126,362      606,266,764
Reinvested distributions ....................              --                           159,261          446,040
Payments for shares redeemed ................              --                      (450,864,267)    (581,412,222)
                                                ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   INSTITUTIONAL SHARE TRANSACTIONS .........              --               --       55,421,356       25,300,582
                                                ----------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS ................       7,961,218           62,005          168,034       24,816,861

NET ASSETS
Beginning of year ...........................      59,418,093       59,356,088      421,761,528      396,944,667
                                                ----------------------------------------------------------------
End of year .................................   $  67,379,311    $  59,418,093    $ 421,929,562    $ 421,761,528
                                                ================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

================================================================================================================
                                                           TAX-FREE                          TAX-FREE
                                                         INTERMEDIATE                      MONEY MARKET
                                                           TERM FUND                           FUND
                                                ----------------------------------------------------------------
                                                     YEAR             YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED
                                                   JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                     2003             2002             2003             2002
================================================================================================================
FROM OPERATIONS
Net investment income .......................   $   1,388,560    $   1,517,221    $     204,839    $     405,331
Net realized gains from security transactions         537,468          162,213            9,642           46,773
Net change in unrealized appreciation/
   depreciation on investments ..............         888,456          391,945               --               --
                                                ----------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ..........................       2,814,484        2,071,379          214,481          452,104
                                                ----------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .........      (1,246,317)      (1,401,341)        (181,440)        (404,369)
From net investment income, Class B .........          (4,372)          (1,670)              --               --
From net investment income, Class C .........        (137,871)        (114,210)              --               --
From net investment income, Class S .........              --               --          (24,361)              --
From net realized gains, Class A ............              --               --          (42,682)              --
                                                ----------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ............      (1,388,560)      (1,517,221)        (248,483)        (404,369)
                                                ----------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...................      12,754,363       12,425,340       29,377,332       37,899,916
Reinvested distributions ....................         947,167        1,102,766          220,138          396,218
Payments for shares redeemed ................     (13,135,382)     (16,379,937)     (31,715,452)     (37,220,247)
                                                ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS A SHARE TRANSACTIONS ..........         566,148       (2,851,831)      (2,117,982)       1,075,887
                                                ----------------------------------------------------------------

CLASS B
Proceeds from shares sold ...................         333,811           57,944               --               --
Reinvested distributions ....................           2,412            1,585               --               --
Payments for shares redeemed ................         (15,334)              --               --               --
                                                ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
   SHARE TRANSACTIONS .......................         320,889           59,529               --               --
                                                ----------------------------------------------------------------

CLASS C
Proceeds from shares sold ...................       2,985,278        1,475,796               --               --
Reinvested distributions ....................          89,088           94,489               --               --
Payments for shares redeemed ................      (1,743,501)      (1,066,023)              --               --
                                                ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS C SHARE TRANSACTIONS ...............       1,330,865          504,262               --               --
                                                ----------------------------------------------------------------

================================================================================================================
                                                           TAX-FREE                          TAX-FREE
                                                         INTERMEDIATE                      MONEY MARKET
                                                           TERM FUND                           FUND
                                                ----------------------------------------------------------------
                                                     YEAR             YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED
                                                   JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                     2003             2002             2003             2002
================================================================================================================
CLASS S
Proceeds from shares sold ...................   $          --    $          --    $  60,088,784    $          --
Reinvested distributions ....................              --               --           24,213               --
Payments for shares redeemed ................              --               --      (41,426,045)              --
                                                ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS S SHARE TRANSACTIONS ...............              --               --       18,686,952               --
                                                ----------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS ...............................       3,643,826       (1,733,882)      16,534,968        1,123,622

NET ASSETS
Beginning of year ...........................      37,007,352       38,741,234       23,532,132       22,408,510
                                                ----------------------------------------------------------------
End of year .................................   $  40,651,178    $  37,007,352    $  40,067,100    $  23,532,132
                                                ----------------------------------------------------------------

See accompanying notes to financial statements.

CALIFORNIA TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ----------------------------------------------------------------------
Net investment income ..............................        0.006          0.012          0.028          0.027          0.025
                                                       ----------------------------------------------------------------------
Net realized gains on investments ..................        0.000(A)       0.000(A)          --             --             --
                                                       ----------------------------------------------------------------------
Dividends from net investment income ...............       (0.006)        (0.012)        (0.028)        (0.027)        (0.025)
                                                       ----------------------------------------------------------------------
Net asset value at end of year .....................   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ======================================================================
Total return .......................................        0.65%          1.17%          2.84%          2.75%          2.56%
                                                       ======================================================================
Net assets at end of year (000's) ..................   $   70,345     $   84,406     $   69,485     $   62,900     $   47,967
                                                       ======================================================================
Ratio of net expenses to
   average net assets ..............................        0.75%          0.75%          0.75%          0.75%          0.75%

Ratio of net investment income to
   average net assets ..............................        0.64%          1.13%          2.84%          2.72%          2.52%

(A)  Amount rounds to less than $0.0005.

See accompanying notes to financial statements.

FLORIDA TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ----------------------------------------------------------------------
Net investment income ..............................        0.008          0.017          0.033          0.030          0.026
                                                       ----------------------------------------------------------------------
Net realized gains (losses)
   on investments ..................................        0.000(A)      (0.000)(A)         --             --             --
                                                       ----------------------------------------------------------------------
Dividends from net investment income ...............       (0.008)        (0.017)        (0.033)        (0.030)        (0.026)
                                                       ----------------------------------------------------------------------
Net asset value at end of year .....................   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ======================================================================
Total return .......................................        0.76%          1.66%          3.30%          3.05%          2.68%
                                                       ======================================================================
Net assets at end of year (000's) ..................   $   29,657     $   18,128     $   16,690     $   18,244     $   21,371
                                                       ======================================================================
Ratio of net expenses to
   average net assets ..............................        0.69%          0.65%          0.65%          0.73%          0.75%

Ratio of net investment income to
        average net assets .........................        0.77%          1.64%          3.26%          2.98%          2.58%

(A)  Amount rounds to less than $0.0005.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS

=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $    11.94     $    11.89     $    11.45     $    11.74     $    12.37
                                                       ----------------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................         0.49           0.53           0.56           0.58           0.58
   Net realized and unrealized gains
      (losses)on investments .......................         0.49           0.07           0.44          (0.29)         (0.34)
                                                       ----------------------------------------------------------------------
Total from investment operations ...................         0.98           0.60           1.00           0.29           0.24
                                                       ----------------------------------------------------------------------

Less distributions:
   Dividends from net investment income ............        (0.49)         (0.53)         (0.56)         (0.58)         (0.58)
   Distributions from net realized gains ...........        (0.07)         (0.02)            --             --          (0.29)
                                                       ----------------------------------------------------------------------
Total distributions ................................        (0.56)         (0.55)         (0.56)         (0.58)         (0.87)
                                                       ----------------------------------------------------------------------

Net asset value at end of year .....................   $    12.36     $    11.94     $    11.89     $    11.45     $    11.74
                                                       ======================================================================

Total return(A) ....................................        8.43%          5.15%          8.88%          2.60%          1.81%
                                                       ======================================================================

Net assets at end of year (000's) ..................   $   59,683     $   54,348     $   54,791     $   59,600     $   62,737
                                                       ======================================================================

Ratio of net expenses to
   average net assets ..............................        0.75%          0.75%          0.75%          0.75%          0.75%

Ratio of net investment income to
   average net assets ..............................        4.03%          4.47%          4.77%          5.08%          4.72%

Portfolio turnover rate ............................          24%            28%            20%            66%            26%

(A)  Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS B
FINANCIAL HIGHLIGHTS

===============================================================================================
                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------
                                                          YEAR           YEAR          PERIOD
                                                         ENDED          ENDED          ENDED
                                                        JUNE 30,       JUNE 30,       JUNE 30,
                                                          2003           2002          2001(A)
-----------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $    11.95     $    11.88     $    11.76
                                                       ----------------------------------------

Income from investment operations:
   Net investment income ...........................         0.40           0.46           0.11
   Net realized and unrealized gains on investments          0.52           0.09           0.12
                                                       ----------------------------------------
Total from investment operations ...................         0.92           0.55           0.23
                                                       ----------------------------------------

Less distributions:
   Dividends from net investment income ............        (0.40)         (0.46)         (0.11)
   Distributions from net realized gains ...........        (0.07)         (0.02)            --
                                                       ----------------------------------------
Total distributions ................................        (0.47)         (0.48)         (0.11)
                                                       ----------------------------------------

Net asset value at end of period ...................   $    12.40     $    11.95     $    11.88
                                                       ========================================

Total return(B) ....................................        7.89%          4.72%          1.98%(C)
                                                       ========================================

Net assets at end of period (000's) ................   $      308     $      161     $       40
                                                       ========================================

Ratio of net expenses to average net assets ........        1.50%          1.50%          0.50%(D)

Ratio of net investment income to
   average net assets ..............................        3.26%          3.69%          1.40%(D)

Portfolio turnover rate ............................          24%            28%            20%(D)

(A) Represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS

=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of year ...............   $    11.96     $    11.89     $    11.44     $    11.74     $    12.37
                                                       ----------------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................         0.40           0.44           0.47           0.49           0.49
   Net realized and unrealized gains
      (losses) on investments ......................         0.52           0.09           0.45          (0.30)         (0.34)
                                                       ----------------------------------------------------------------------
Total from investment operations ...................         0.92           0.53           0.92           0.19           0.15
                                                       ----------------------------------------------------------------------

Less distributions:
   Dividends from net investment income ............        (0.40)         (0.44)         (0.47)         (0.49)         (0.49)
   Distributions from net realized gains ...........        (0.07)         (0.02)            --             --          (0.29)
                                                       ----------------------------------------------------------------------
Total distributions ................................        (0.47)         (0.46)         (0.47)         (0.49)         (0.78)
                                                       ----------------------------------------------------------------------

Net asset value at end of year .....................   $    12.41     $    11.96     $    11.89     $    11.44     $    11.74
                                                       ======================================================================

Total return(A) ....................................        7.89%          4.54%          8.15%          1.75%          1.05%
                                                       ======================================================================

Net assets at end of year (000's) ..................   $    7,388     $    4,910     $    4,526     $    3,585     $    4,740
                                                       ======================================================================

Ratio of net expenses to
   average net assets ..............................        1.50%          1.50%          1.50%          1.50%          1.50%

Ratio of net investment income to
        average net assets .........................        3.27%          3.72%          4.00%          4.42%          3.97%

Portfolio turnover rate ............................          24%            28%            20%            66%            26%

(A)  Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND - RETAIL
FINANCIAL HIGHLIGHTS

=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ----------------------------------------------------------------------
Net investment income ..............................        0.008          0.015          0.033          0.031          0.027
                                                       ----------------------------------------------------------------------
Net realized gains (losses)
   on investments ..................................        0.000(A)      (0.000)(A)         --             --             --
                                                       ----------------------------------------------------------------------
Dividends from net investment income ...............       (0.008)        (0.015)        (0.033)        (0.031)        (0.027)
                                                       ----------------------------------------------------------------------
Net asset value at end of year .....................   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ======================================================================
Total return .......................................        0.78%          1.47%          3.31%          3.09%          2.73%
                                                       ======================================================================
Net assets at end of year (000's) ..................   $  155,810     $  211,083     $  211,564     $  214,561     $  214,691
                                                       ======================================================================
Ratio of net expenses to
   average net assets ..............................        0.75%          0.75%          0.75%          0.75%          0.75%

Ratio of net investment income to
   average net assets ..............................        0.79%          1.46%          3.29%          3.04%          2.68%

(A)  Amount rounds to less than $0.0005.

See accompanying notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS

=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of year ...............   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ----------------------------------------------------------------------
Net investment income ..............................        0.010          0.017          0.035          0.033          0.029
                                                       ----------------------------------------------------------------------
Net realized gains (losses)
   on investments ..................................        0.000(A)      (0.000)(A)         --             --             --
                                                       ----------------------------------------------------------------------
Dividends from net investment income ...............       (0.010)        (0.017)        (0.035)        (0.033)        (0.029)
                                                       ----------------------------------------------------------------------
Net asset value at end of year .....................   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ======================================================================
Total return .......................................        1.03%          1.72%          3.58%          3.35%          2.98%
                                                       ======================================================================
Net assets at end of year (000's) ..................   $  266,120     $  210,679     $  185,381     $  132,889     $  176,106
                                                       ======================================================================
Ratio of net expenses to
   average net assets ..............................        0.50%          0.50%          0.50%          0.50%          0.50%

Ratio of net investment income to
   average net assets ..............................        1.02%          1.69%          3.52%          3.25%          2.93%

(A)  Amount rounds to less than $0.0005.

See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS

=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of year ...............   $    11.22     $    11.05     $    10.68     $    10.87     $    11.12
                                                       ----------------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................         0.42           0.45           0.47           0.48           0.48
   Net realized and unrealized gains
      (losses) on investments ......................         0.42           0.17           0.37          (0.19)         (0.25)
                                                       ----------------------------------------------------------------------
Total from investment operations ...................         0.84           0.62           0.84           0.29           0.23
                                                       ----------------------------------------------------------------------

Dividends from net investment income ...............        (0.42)         (0.45)         (0.47)         (0.48)         (0.48)
                                                       ----------------------------------------------------------------------

Net asset value at end of year .....................   $    11.64     $    11.22     $    11.05     $    10.68     $    10.87
                                                       ======================================================================

Total return(A) ....................................        7.61%          5.73%          7.99%          2.75%          2.07%
                                                       ======================================================================

Net assets at end of year (000's) ..................   $   35,176     $   33,350     $   35,698     $   36,817     $   47,899
                                                       ======================================================================

Ratio of net expenses to
   average net assets ..............................        0.99%          0.99%          0.99%          0.99%          0.99%

Ratio of net investment income to
   average net assets ..............................        3.66%          4.07%          4.31%          4.47%          4.33%

Portfolio turnover rate ............................          46%            58%            51%            41%            51%

(A)  Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS B
FINANCIAL HIGHLIGHTS

===============================================================================================
                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------
                                                          YEAR           YEAR          PERIOD
                                                         ENDED          ENDED          ENDED
                                                        JUNE 30,       JUNE 30,       JUNE 30,
                                                          2003           2002          2001(A)
-----------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $    11.23     $    11.06     $    10.96
                                                       ----------------------------------------

Income from investment operations:
   Net investment income ...........................         0.34           0.37           0.06
   Net realized and unrealized gains on investments          0.42           0.17           0.10
                                                       ----------------------------------------
Total from investment operations ...................         0.76           0.54           0.16
                                                       ----------------------------------------

Dividends from net investment income ...............        (0.34)         (0.37)         (0.06)
                                                       ----------------------------------------

Net asset value at end of period ...................   $    11.65     $    11.23     $    11.06
                                                       ========================================

Total return(B) ....................................        6.87%          4.96%          1.50%(C)
                                                       ========================================

Net assets at end of period (000's) ................   $      386     $       60     $       --(D)
                                                       ========================================

Ratio of net expenses to average net assets ........        1.73%          1.74%          0.00%

Ratio of net investment income to
   average net assets ..............................        2.82%          3.31%          3.56%(E)

Portfolio turnover rate ............................         46%            58%             51%(E)

(A) Represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Class B shares net assets are less than $1,000.

(E)  Annualized.

See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS

=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $    11.23     $    11.06     $    10.68     $    10.88     $    11.12
                                                       ----------------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................         0.33           0.37           0.39           0.40           0.40
   Net realized and unrealized gains
      (losses) on investments ......................         0.41           0.17           0.38          (0.20)         (0.24)
                                                       ----------------------------------------------------------------------
Total from investment operations ...................         0.74           0.54           0.77           0.20           0.16
                                                       ----------------------------------------------------------------------

Dividends from net investment income ...............        (0.33)         (0.37)         (0.39)         (0.40)         (0.40)
                                                       ----------------------------------------------------------------------

Net asset value at end of year .....................   $    11.64     $    11.23     $    11.06     $    10.68     $    10.88
                                                       ======================================================================

Total return(A) ....................................        6.71%          4.94%          7.27%          1.88%          1.40%
                                                       ======================================================================

Net assets at end of year (000's) ..................   $    5,090     $    3,597     $    3,043     $    3,374     $    4,634
                                                       ======================================================================
Ratio of net expenses to
   average net assets ..............................        1.74%          1.74%          1.74%          1.74%          1.74%

Ratio of net investment income to
   average net assets ..............................        2.90%          3.30%          3.56%          3.72%          3.58%

Portfolio turnover rate ............................          46%            58%            51%            41%            51%

(A)  Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

TAX-FREE MONEY MARKET FUND - CLASS A
FINANCIAL HIGHLIGHTS

=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ----------------------------------------------------------------------
Net investment income ..............................        0.008          0.017          0.034          0.032          0.027
                                                       ----------------------------------------------------------------------
Net realized gains on investments ..................        0.000(A)       0.000(A)          --             --             --
                                                       ----------------------------------------------------------------------
Dividends from net investment income ...............       (0.008)        (0.017)        (0.034)        (0.032)        (0.027)
                                                       ----------------------------------------------------------------------
Net asset value at end of year .....................   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ======================================================================
Total return .......................................        0.99%          1.73%          3.45%          3.22%          2.75%
                                                       ======================================================================
Net assets at end of year (000's) ..................   $   21,375     $   23,532     $   22,409     $   25,194     $   25,234
                                                       ======================================================================
Ratio of net expenses to
   average net assets ..............................        0.89%          0.89%          0.89%          0.89%          0.89%

Ratio of net investment income to
   average net assets ..............................        0.79%          1.71%          3.42%          3.15%          2.74%

(A)  Amount rounds to less than $0.0005.

See accompanying notes to financial statements.

TAX-FREE MONEY MARKET FUND - CLASS S
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                         PERIOD
                                                         ENDED
                                                        JUNE 30,
                                                         2003(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .............   $    1.000
                                                       ----------
Net investment income ..............................        0.001
                                                       ----------
Net realized gains on investments ..................        0.000(B)
                                                       ----------
Dividends from net investment income ...............       (0.001)
                                                       ----------
Distributions from net realized gains ..............        0.000
                                                       ----------
Net asset value at end of period ...................   $    1.000
                                                       ==========
Total return .......................................        0.13%
                                                       ==========
Net assets at end of period (000's) ................   $   18,692
                                                       ==========
Ratio of net expenses to average net assets ........        1.15%(C)

Ratio of net investment income to average net assets        0.31%(C)

(A) Represents the period from commencement of operations (February 3, 2003) through June 30, 2003.

(B)  Amount rounds to less than $0.0005.

(C)  Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003
================================================================================

1.   ORGANIZATION

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, the Tax-Free Intermediate Term Fund and the Tax-Free Money Market Fund (individually, a Fund, and collectively, the Funds) are each a separate series of shares of Touchstone Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The California Tax-Free Money Market Fund seeks the highest level of current income exempt from federal and California income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term California municipal obligations issued by the State of California, its agencies and municipalities, that pay interest that is exempt from both federal income tax and California income tax.

The Florida Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Florida municipal obligations issued by the State of Florida, its agencies and municipalities, that pay interest that is exempt from both federal income tax and the Florida intangible personal property tax.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily (at least 80% of assets) in high quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, that are protected by insurance guaranteeing the payment of principal and interest in the event of default.

The Ohio Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities, that pay interest that is exempt from both federal income tax and Ohio personal income tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal. The Fund invests primarily in municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, rated within the three highest rating categories.

The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The Ohio Tax-Free Money Market Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Retail shares) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and systematic withdrawal plans.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class B shares) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A, Class B and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which will cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Tax-Free Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of class A shares) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets that are attributable to Class S shares). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation - California Tax-Free Money Market Fund, Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market
Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Insured Tax-Free Fund and Tax-Free Intermediate Term Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

Share valuation - The net asset value per share of the California Tax-Free Money Market Fund, Florida Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Insured Tax-Free Fund, Ohio Tax-Free Money Market Fund and the Tax-Free Intermediate Term Fund is also calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding attributable to that class.

The offering price per share of the Tax-Free Money Market Fund, the California Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Florida Tax-Free Money Market

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class B and Class C shares of each Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Tax-Free Money Market Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, is equal to the net asset value per share. However, Class B and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00% (if redeemed within a one-year period from the date of purchase), respectively, of the original purchase price.

Investment income - Interest income is accrued as earned and includes, where applicable, the pro rata amortization of premium or accretion of discount.

Distributions to shareholders - Dividends from net investment income are distributed daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

When-issued securities - The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At June 30, 2003, the market value of securities segregated for these types of transactions (Pasco, Co., FL, HFA MFH Rev. (Oak Trail Apts.)) for the Tax-Free Intermediate Term Fund was $1,068,140.

Allocations - Investment income earned by the Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of all classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated daily to each Fund based on the proportional share of each Fund's assets in relation to net assets of each Fund or another reasonable measure.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2003 and 2002 was as follows:

----------------------------------------------------------------------------------------------------------------------
                                  CALIFORNIA TAX-FREE            FLORIDA TAX-FREE
                                      MONEY MARKET                 MONEY MARKET                   OHIO INSURED
                                          FUND                          FUND                      TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
                                   2003           2002           2003           2002           2003           2002
From tax exempt income         $    491,486   $    970,870   $    198,377   $    315,641   $  2,548,395   $  2,745,313

From ordinary income                  5,753          4,531             --             --         16,402             --

From long-term capital gains             --             --             --             --        348,704         99,862
                               ---------------------------------------------------------------------------------------
                               $    497,239   $    975,401   $    198,377   $    315,641   $  2,913,501   $  2,845,175
                               =======================================================================================
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                     OHIO TAX-FREE                    TAX-FREE                      TAX-FREE
                                      MONEY MARKET                   INTERMEDIATE                 MONEY MARKET
                                          FUND                        TERM FUND                       FUND
----------------------------------------------------------------------------------------------------------------------
                                   2003           2002           2003           2002           2003           2002
From tax exempt income         $  3,785,390   $  7,360,312   $  1,388,560   $  1,515,899   $    205,531   $    404,760

From ordinary income                     --             --             --             --            673             --

From long-term capital gains             --             --             --             --         42,279             --
                               ---------------------------------------------------------------------------------------
                               $  3,785,390   $  7,360,312   $  1,388,560   $  1,515,899   $    248,483   $    404,760
                               =======================================================================================
----------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The following information is computed on a tax basis for each item as of June 30, 2003:

------------------------------------------------------------------------------------------
                                             CALIFORNIA        FLORIDA
                                              TAX-FREE         TAX-FREE       OHIO-INSURED
                                            MONEY MARKET     MONEY MARKET       TAX-FREE
                                                FUND             FUND             FUND
------------------------------------------------------------------------------------------
Cost of portfolio investments ..........   $  70,691,061    $  29,663,242    $  62,703,922
Gross unrealized appreciation ..........              --               --        5,896,969
Gross unrealized depreciation ..........              --               --          (87,097)
                                           -----------------------------------------------
Net unrealized appreciation/depreciation              --               --        5,809,872
                                           ===============================================
Capital loss carryforward ..............              --             (108)              --
                                           ===============================================
Undistributed ordinary income ..........              --               --           49,199
                                           ===============================================
Undistributed tax exempt income ........             540            9,157           74,010
                                           ===============================================
Undistributed long-term gains ..........             251               --          567,685
                                           ===============================================
Other temporary differences ............            (428)          (9,157)         (74,010)
                                           ===============================================
   Accumulated earnings (deficit) ......   $         363    $        (108)   $   6,426,756
                                           ===============================================
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                OHIO
                                              TAX-FREE        TAX-FREE          TAX-FREE
                                            MONEY MARKET    INTERMEDIATE      MONEY MARKET
                                                FUND          TERM FUND           FUND
------------------------------------------------------------------------------------------
Cost of portfolio investments ..........   $ 420,885,483    $  39,559,115    $  40,776,995
Gross unrealized appreciation ..........              --        2,780,760               --
Gross unrealized depreciation ..........              --          (20,591)              --
                                           -----------------------------------------------
Net unrealized appreciation/depreciation              --        2,760,169               --
                                           ===============================================
Capital loss carryforward ..............              --          (98,229)              --
                                           ===============================================
Undistributed ordinary income ..........          10,212               --            9,642
                                           ===============================================
Undistributed tax exempt income ........         147,404           29,366              558
                                           ===============================================
Undistributed long-term gains ..........           1,198               --               --
                                           ===============================================
Other temporary differences ............        (147,404)         (29,366)            (288)
                                           ===============================================
   Accumulated earnings (deficit) ......   $      11,410    $   2,661,940    $       9,912
                                           ===============================================
------------------------------------------------------------------------------------------

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

The capital loss carryforwards as of June 30, 2003 in the table above expire as follows:

--------------------------------------------------------------------------------
                                                       AMOUNT    EXPIRATION DATE
--------------------------------------------------------------------------------
Florida Tax-Free Money  Fund ......................   $    108    June 30, 2010
Tax-Free Intermediate Term Fund ...................   $ 98,229    June 30, 2009
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. During the current fiscal year the Florida Tax-Free Fund, Ohio Tax-Free Money Market Fund and the Tax-Free Intermediate Term Fund utilized $7,941, $15,860 and $536,723 of capital loss carryforwards, respectively.

Reclassification of capital accounts - To the extent of permanent book/tax differences, such amounts are reclassified within the capital accounts based on their federal tax basis treatments; temporary differences do not require such reclassification. These reclassifications have no impact on net asset value of the Funds. During the current fiscal year, permanent differences, primarily due to tax treatment of distributions resulted in the following reclassifications:

--------------------------------------------------------------------------------
                                                      ACCUMULATED
                                                      NET REALIZED
                                       ACCUMULATED    GAINS FROM      ADDITIONAL
                                     NET INVESTMENT    SECURITY         PAID IN
FUND NAME                                INCOME      TRANSACTIONS       CAPITAL
--------------------------------------------------------------------------------
California Tax Free Money Market ...   $      384     $     (384)     $        0
Florida Tax Free Money Market ......   $        0     $        0      $        0
Ohio Insured Tax Free ..............   $        0     $ (249,563)     $  249,563
Ohio Tax Free Money Market .........   $        0     $        0      $        0
Tax Free Intermediate Term .........   $        0     $        0      $        0
Tax Free Money Market ..............   $      270     $     (270)     $        0
--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the year ended June 30, 2003:

--------------------------------------------------------------------------------
                                                       TAX-FREE     OHIO INSURED
                                                     INTERMEDIATE     TAX-FREE
                                                       TERM FUND        FUND
--------------------------------------------------------------------------------
Purchases of investment securities ...............   $ 19,710,612   $ 16,470,429
                                                     ===========================
Proceeds from sales and maturities of
   investment securities .........................   $ 17,295,658   $ 13,827,830
                                                     ===========================
--------------------------------------------------------------------------------

4.   TRANSACTIONS WITH AFFILIATES

The President and certain other officers of the Trust are also officers of Touchstone Advisors, Inc. (the Advisor), the Trust's investment advisor, or Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Advisor, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT

Each Fund's investments are managed by the Advisor under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.40% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The Trust and the Advisor have entered into an agreement to contractually limit operating expenses. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund:
California Tax-Free Money Market Fund - 0.75%; Florida Tax-Free Money Market Fund - 0.75%, effective January 7, 2003 (previously 0.65%); Ohio Tax-Free Money Market Fund - 0.75% for Retail shares and 0.50% for Institutional shares; Ohio Insured Tax-Free Fund - 0.75% for Class A shares, 1.50% for Class B and Class C shares; Tax-Free Intermediate Term Fund - 0.99% for Class A shares, 1.74% for Class B and Class C shares; Tax-Free Money Market Fund, - 0.89% for Class A shares and 1.15% for Class S shares. The fee waivers and expense limitations will remain in effect until at least June 30, 2004.

Pursuant to this expense limitation agreement, during the year ended June 30, 2003, the Advisor waived $221,244 of its advisory fees for the California Tax-Free Money Market Fund; waived $109,080 of its advisory fees for the Florida Tax-Free Money Market Fund; waived $233,791 of its advisory fees for the Ohio Insured Tax-Free Fund; waived $260,745 of its advisory fees for the Ohio Tax-Free Money Market Fund; waived $160,686 of its advisory fees for the Tax-Free Intermediate Term Fund; and waived $153,742 of its advisory fees and reimbursed $7,461 of operating expenses for the Tax-Free Money Market Fund.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to and filings with the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund.

TRANSFER AGENT AGREEMENT

The Trust has entered into a Transfer Agency Agreement between the Trust and Integrated, the Trust's transfer agent, shareholder service agent and accounting agent. Under the terms of the agreement, Integrated maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund, subject to a minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the  terms of the  Accounting  Services  Agreement  between  the Trust and
Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee per fund, based on average net assets, of each Fund subject to an additional monthly fee for each additional class of shares. In addition, each Fund pays certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $10,333 and $12,309 from underwriting and broker

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

commissions on the sale of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively, during the year ended June 30, 2003. In addition, the Underwriter collected $2,309 and $792 of contingent deferred sales loads on the redemption of Class B shares and C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund Class A shares or Retail shares of all other Funds may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class B Plan) and a Plan of Distribution (Class C Plan) under which Class B shares and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under each of the Class B Plan and Class C Plan is 1.00% of average daily net assets attributable to Class B shares and Class C shares.

The Trust also has a Plan of Distribution (Class S Plan) under which Class S shares of the Tax-Free Money Market Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class S Plan is 1.00% of average daily net assets attributable to such shares. The current distribution expense fee for Class S shares is limited to 0.60% of average daily net assets attributable to such shares.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5.   CAPITAL SHARE TRANSACTIONS

Capital share transactions for the California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Ohio Insured Tax-Free Fund and the Tax-Free Intermediate Term Fund are the result of the following capital share transactions:

-------------------------------------------------------------------------------------------------------
                                                   OHIO INSURED                TAX-FREE INTERMEDIATE
                                                   TAX-FREE FUND                     TERM FUND
-------------------------------------------------------------------------------------------------------
                                               YEAR            YEAR            YEAR            YEAR
                                              ENDED           ENDED           ENDED           ENDED
                                             JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
                                               2003            2002            2003            2002
-------------------------------------------------------------------------------------------------------
CLASS A
Shares sold ............................     13,664,501      12,791,620       1,109,990       1,112,997
Shares reinvested ......................        148,905         152,977          82,561          98,963
Shares redeemed ........................    (13,536,660)    (13,000,795)     (1,142,195)     (1,470,364)
                                            -----------------------------------------------------------
Net increase (decrease) in
   shares outstanding ..................        276,746         (56,198)         50,356        (258,404)
Shares outstanding, beginning of year ..      4,550,560       4,606,758       2,971,318       3,229,722
                                            -----------------------------------------------------------
Shares outstanding, end of year ........      4,827,306       4,550,560       3,021,674       2,971,318
                                            ===========================================================

CLASS B

Shares sold ............................         11,165           9,888          28,873           5,209
Shares reinvested ......................            595             197             210             142
Shares redeemed ........................           (338)             --          (1,331)             --
                                            -----------------------------------------------------------
Net increase in shares outstanding .....         11,422          10,085          27,752           5,351
Shares outstanding, beginning of year ..         13,452           3,367           5,360               9
                                            -----------------------------------------------------------
Shares outstanding, end of year ........         24,874          13,452          33,112           5,360
                                            ===========================================================

CLASS C

Shares sold ............................        241,986          64,654         261,362         132,759
Shares reinvested ......................         14,132          12,207           7,762           8,477
Shares redeemed ........................        (70,921)        (47,207)       (152,387)        (96,124)
                                            -----------------------------------------------------------
Net increase in shares outstanding .....        185,197          29,654         116,737          45,112
Shares outstanding, beginning of year ..        410,346         380,692         320,333         275,221
                                            -----------------------------------------------------------
Shares outstanding, end of year ........        595,543         410,346         437,070         320,333
                                            ===========================================================
-------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6.   PORTFOLIO COMPOSITION (UNAUDITED)

As of June 30, 2003, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Market Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from California income tax. The Florida Tax-Free Money Market Fund was 85.9% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from the Florida intangible personal property tax. As of June 30, 2003, 30.5% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio and 11.0% in the State of Kentucky. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of June 30, 2003, there were no concentrations of investments (10% or greater) in any one issuer.

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of June 30, 2003, 83.1% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Three private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 68.0% of its portfolio securities.

As of June 30, 2003, 48.2% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 31.5% were rated AA/Aa, 16.5% were rated A/A, and 3.8% were rated Baa/BBB.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The concentration of investments for each Fund as of June 30, 2003, classified by revenue source, was as follows:

-------------------------------------------------------------------------------------------------
                                 CALIFORNIA  FLORIDA                 OHIO
                                  TAX-FREE   TAX-FREE     OHIO     TAX-FREE   TAX-FREE   TAX-FREE
                                   MONEY      MONEY     INSURED     MONEY   INTERMEDIATE  MONEY
                                   MARKET     MARKET    TAX-FREE    MARKET      TERM      MARKET
                                    FUND       FUND       FUND       FUND       FUND       FUND
-------------------------------------------------------------------------------------------------
General Obligations ..........       3.3%       9.7%      61.6%      10.4%      27.2%      12.4%
Revenue Bonds:
   Industrial Development/
     Pollution Control .......      19.5%      10.3%        --        9.5%       8.5%      24.6%
   Hospital/Health Care ......       5.4%      18.0%       9.9%      27.1%      16.9%      11.7%
   Utilities .................      11.7%       5.0%       4.4%      16.4%       3.1%      19.0%
   Education .................       7.2%       9.3%       8.0%       7.5%      10.9%       4.6%
   Housing/Mortgage ..........      30.1%      32.3%       2.9%       6.5%       9.5%       5.7%
   Economic Development ......       1.7%        --         --        4.2%        --        5.7%
   Public Facilities .........      10.7%       5.1%       7.3%       3.0%       5.4%       2.3%
   Transportation ............       1.3%       1.6%       3.5%       5.1%      10.4%       1.9%
   Special Tax ...............       3.2%       0.3%        --        3.7%        --        5.9%
   Miscellaneous .............       5.9%       8.4%       2.4%       6.6%       8.1%       6.2%
                                   -------------------------------------------------------------
Total Investments ............     100.0%     100.0%     100.0%     100.0%     100.0%     100.0%
                                   =============================================================
-------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================
7.   MANAGEMENT OF THE TRUST (UNAUDITED)

INTERESTED TRUSTEES1
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER
                                                                                                        OF FUNDS
                                                                                                        OVERSEEN
NAME                             POSITION(S)    TERM OF OFFICE2                                         IN THE      OTHER
ADDRESS                          HELD WITH      AND LENGTH OF      PRINCIPAL OCCUPATION(S)              TOUCHSTONE  DIRECTORSHIPS
AGE                              TRUST          TIME SERVED        DURING PAST 5 YEARS                  FAMILY3     HELD4
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder                 Trustee        Until              President and a director of IFS        29        Director of
Touchstone Advisors, Inc.                       retirement at      Financial Services, Inc. (a holding              LaRosa's (a
221 East Fourth Street                          age 75 or until    company), Touchstone Advisors, Inc.              restaurant
Cincinnati, OH                                  she resigns or     (the Trust's investment advisor)                 chain).
Age: 47                                         is removed         and Touchstone Securities, Inc.
                                                                   (the Trust's distributor). She is
                                                Trustee since      Senior Vice President of The
                                                1999               Western and Southern Life Insurance
                                                                   Company and a director of Capital
                                                                   Analysts Incorporated (a registered
                                                                   investment advisor and
                                                                   broker-dealer), Integrated Fund
                                                                   Services, Inc. (the Trust's
                                                                   administrator and transfer agent)
                                                                   and IFS Fund Distributors, Inc. (a
                                                                   registered broker-dealer). She is
                                                                   also President and a director of
                                                                   IFS Agency Services, Inc. (an
                                                                   insurance agency), W&S Financial
                                                                   Group Distributors, Inc. and Fort
                                                                   Washington Brokerage Services, Inc.
                                                                   (a registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
John F. Barrett                  Trustee        Until              Chairman of the Board, President       29        Director of The
The Western and Southern                        retirement at      and Chief Executive Officer of The               Andersons Inc.
Life Insurance Company                          age 75 or until    Western and Southern Life Insurance              (an agribusiness
400 Broadway                                    he resigns or      Company and Western- Southern Life               and retailing
Cincinnati, OH                                  is removed         Assurance Company; Director and                  company),
Age: 54                                                            Vice Chairman of Columbus Life                   Convergys
                                                Trustee since      Insurance Company; Director of                   Corporation (a
                                                2002               Eagle Realty Group, Inc., and                    provider of
                                                                   Chairman of Fort Washington                      integrated
                                                                   Investment Advisors, Inc.                        billing
                                                                                                                    solutions,
                                                                                                                    customer care
                                                                                                                    services and
                                                                                                                    employee care
                                                                                                                    services) and
                                                                                                                    Fifth Third
                                                                                                                    Bancorp.
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees:
------------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster II            Trustee        Until              Retired Senior Partner of Frost        29        Director of
5155 Ivyfarm Road                               retirement in      Brown Todd LLC (a law firm).                     Consolidated
Cincinnati, OH                                  2005 or until                                                       Health Services,
Age: 74                                         he resigns or                                                       Inc.
                                                is removed

                                                Trustee Since
                                                2000
------------------------------------------------------------------------------------------------------------------------------------
William O. Coleman               Trustee        Until              Retired Vice President of The          29        Director of
c/o Touchstone Advisors, Inc.                   retirement at      Procter & Gamble Company. A Trustee              LCA-Vision (a
221 East Fourth Street                          age 75 or until    of The Procter & Gamble Profit                   laser vision
Cincinnati, OH                                  he resigns or      Sharing Plan and the Procter &                   correction
Age: 73                                         is removed         Gamble Employee Stock Ownership                  company) and
                                                                   Plan.                                            Millennium
                                                Trustee since                                                       Bancorp.
                                                1999
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox                   Trustee        Until              President and Chief Executive          29        Director of the
105 East Fourth Street                          retirement at      Officer of Cox Financial Corp. (a                Federal Reserve
Cincinnati, OH                                  age 75 or until    financial services company).                     Bank of
Age: 55                                         he resigns or                                                       Cleveland;
                                                is removed                                                          Broadwing, Inc.
                                                                                                                   (a communications
                                                Trustee since                                                       company); and
                                                1999                                                                Cinergy
                                                                                                                    Corporation (a
                                                                                                                    utility company)
------------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

INDEPENDENT TRUSTEES1(CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER
                                                                                                        OF FUNDS
                                                                                                        OVERSEEN
NAME                             POSITION(S)    TERM OF OFFICE2                                         IN THE      OTHER
ADDRESS                          HELD WITH      AND LENGTH OF      PRINCIPAL OCCUPATION(S)              TOUCHSTONE  DIRECTORSHIPS
AGE                              TRUST          TIME SERVED        DURING PAST 5 YEARS                  FAMILY3     HELD4
------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner                 Trustee        Until              Principal of HJL Enterprises (a        29        None
4700 Smith Road                                 retirement at      privately held investment company);
Cincinnati, OH                                  age 75 or until    Chairman of Crane Electronics, Inc.
Age: 64                                         he resigns or      (a manufacturer of electronic
                                                is removed         connectors).

                                                Trustee since
                                                1989
------------------------------------------------------------------------------------------------------------------------------------
Oscar P. Robertson               Trustee        Until              President of Orchem, Inc. (a           29        Director of
621 Tusculum Avenue                             retirement at      chemical specialties distributor),               Countrywide
Cincinnati, OH                                  age 75 or until    Orpack Stone Corporation (a                      Credit
Age: 64                                         he resigns or      corrugated box manufacturer) and                 Industries, Inc.
                                                is removed         ORDMS (a solution planning firm).

                                                Trustee since
                                                1995
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg              Trustee        Until              Retired Partner of KPMG LLP (a         29        Trustee of Good
4815 Drake Road                                 retirement at      certified public accounting firm).               Samaritan
Cincinnati, OH                                  age 75 or until    He is Vice President of St. Xavier               Hospital,
Age: 68                                         he resigns or      High School.                                     Bethesda
                                                is removed                                                          Hospital and
                                                                                                                    Tri-Health, Inc.
                                                Trustee since
                                                1999
------------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti                  Trustee        Until              CEO and Chairman of Avaton, Inc. (a    29        None
5400 Waring Drive                               retirement at      wireless entertainment company).
Cincinnati, OH                                  age 75 or until    CEO and Chairman of Astrum Digital
Age: 54                                         he resigns or      Information (an information
                                                is removed         monitoring company) from 2000 until
                                                                   2001; President of Great American
                                                Trustee since      Life Insurance Company from 1999
                                                2002               until 2000; A Director of Chiquita
                                                                   Brands International, Inc. until
                                                                   2000; Senior Executive of American
                                                                   Financial Group, Inc. (a financial
                                                                   services company) from 1996 until
                                                                   1999.
------------------------------------------------------------------------------------------------------------------------------------

1 Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor, is an "interested person" of the Trust within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., and Chairman of Fort Washington Investment Advisors, Inc., a Trust sub-advisor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he/she resigns or is removed.
3 The Touchstone Funds consist of six series of the Trust, six series of the Touchstone Strategic Trust, eleven series of Touchstone Variable Series Trust and six series of Touchstone Investment Trust.
4 Each Trustee is also a Trustee of Touchstone Variable Series Trust, Touchstone Investment Trust and Touchstone Strategic Trust.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

PRINCIPAL OFFICERS1:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER
                                                                                                        OF FUNDS
                                                                                                        OVERSEEN
NAME                             POSITION(S)    TERM OF OFFICE2                                         IN THE      OTHER
ADDRESS                          HELD WITH      AND LENGTH OF      PRINCIPAL OCCUPATION(S)              TOUCHSTONE  DIRECTORSHIPS
AGE                              TRUST          TIME SERVED        DURING PAST 5 YEARS                  FAMILY3     HELD4
------------------------------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan              President      Until              Senior Vice President of Touchstone    29        None
Touchstone Advisors, Inc.                       retirement at      Advisors, Inc. and Touchstone
221 East Fourth Street                          age 75 or until    Securities, Inc.; Senior Vice
Cincinnati, OH                                  he resigns or      President of Evergreen Investment
Age: 37                                         is removed         Services until March 2002.

                                                President since
                                                2002
------------------------------------------------------------------------------------------------------------------------------------
Michael S. Spangler              Vice           Until              Vice President of Touchstone           29        None
Touchstone Advisors, Inc.        President      retirement at      Advisors, Inc. and Touchstone
221 East Fourth Street                          age 75 or until    Securities, Inc.; Vice President of
Cincinnati, OH                                  he resigns or      Evergreen Investment Services until
Age: 36                                         is removed         July 2002.

                                                Vice President
                                                since 2002
------------------------------------------------------------------------------------------------------------------------------------
Brian E. Hirsch                  Vice           Until              Director of Compliance of Fort         29        None
Touchstone Advisors, Inc.        President      retirement at      Washington Brokerage Services, Inc.
221 East Fourth Street                          age 75 or until    Chief Compliance Officer of Puglisi
Cincinnati, OH                                  he resigns or      & Co. from May 2001 until August
Age: 46                                         is removed         2002; Vice President - Compliance
                                                                   of Palisade Capital Management from
                                                Vice President     June 1997 until January 2000.
                                                since 2003
------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft             Controller     Until              Senior Vice President, Chief           29        None
Touchstone Advisors, Inc.                       retirement at      Financial Officer and Treasurer of
221 East Fourth Street                          age 75 or until    Integrated Fund Services, Inc., IFS
Cincinnati, OH                                  she resigns or     Fund Distributors, Inc. and Fort
Age: 40                                         is removed         Washington Brokerage Services, Inc.
                                                                   She is Chief Financial Officer of
                                                Controller         IFS Financial Services, Inc.,
                                                since 2000         Touchstone Advisors, Inc. and
                                                                   Touchstone Securities, Inc. and
                                                                   Assistant Treasurer of Fort
                                                                   Washington Investment Advisors,
                                                                   Inc.
------------------------------------------------------------------------------------------------------------------------------------
Scott A. Englehart               Treasurer      Until              President of Integrated Fund           29        None
Integrated Fund Services, Inc.                  retirement at      Services, Inc. and IFS Fund
221 East Fourth Street                          age 75 or until    Distributors, Inc. From 1998 until
Cincinnati, OH                                  he resigns or      2000, he was a Director, Transfer
Age: 40                                         is removed         Agency and Mutual Fund Distribution
                                                                   for Nationwide Advisory Services,
                                                Treasurer since    Inc.
                                                2000
------------------------------------------------------------------------------------------------------------------------------------
Tina H. Bloom                    Secretary      Until              Vice President - Managing Attorney     29        None
Integrated Fund Services, Inc.                  retirement at      of Integrated Fund Services, Inc.
221 East Fourth Street                          age 75 or until    and IFS Fund Distributors, Inc.
Cincinnati, OH                                  she resigns or
Age: 34                                         is removed

                                                Secretary since
                                                1999
------------------------------------------------------------------------------------------------------------------------------------

1 Each officer also holds the same office with Touchstone Investment Trust, Touchstone Variable Series Trust and Touchstone Strategic Trust.
2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he/she resigns or is removed.
3 The Touchstone Funds consist of six series of the Trust, six series of the Touchstone Strategic Trust, eleven series of Touchstone Variable Series Trust and six series of Touchstone Investment Trust.
4 Each Trustee is also a Trustee of Touchstone Variable Series Trust, Touchstone Investment Trust and Touchstone Strategic Trust.

The Statement of Additional  Information  contains additional  information about
the  Trustees  and  is  available   without   charge  upon  request  by  calling
1-800-543-0407.
42

CALIFORNIA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003

=========================================================================================================================
  PRINCIPAL                                                                             COUPON   MATURITY       MARKET
   AMOUNT      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 20.8%                     RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    475,000   Northern California Pwr. Agcy. Rev. (Geothermal Proj. No. 3) .........    4.750   07/01/03    $    475,000
     200,000   Orange Co., CA, Revcovery COP ........................................    5.100   07/01/03         200,000
     150,000   Puerto Rico Aqueduct & Swr. Auth. Rev ................................    4.500   07/01/03         150,000
     370,000   Puerto Rico Pub. Bldg. Auth. Escrowed to Maturity ....................    4.700   07/01/03         370,000
     270,000   San Diego, CA, USD COP (Capt. Proj. Phase X)
               Escrowed to Maturity .................................................    5.200   07/01/03         270,000
     125,000   Southern California Met. Wtr. Dist. Wtrwks. Rev ......................    4.450   07/01/03         125,000
     500,000   Southern California Pub. Pwr. Auth. Spl. Oblig.
               Crossover Refunded ...................................................    5.800   07/01/03         500,000
     100,000   California HFA Rev. (Home Mtg.) ......................................    5.000   08/01/03         100,291
     125,000   Coronado, CA, USD UT GO ..............................................    4.000   08/01/03         125,257
     110,000   Dinuba, CA, Fin. Auth. Lease Rev. (Pub. Works Proj.) .................    1.750   08/01/03         109,994
     165,000   Folsom, CA, UT GO ....................................................    1.100   08/01/03         165,000
     125,000   Murrieta, CA, Redev. Agcy. Proj. Tax Allocation ......................    1.400   08/01/03         125,000
     340,000   Oxnard, CA, USD UT GO ................................................    2.000   08/01/03         340,267
     375,000   Puerto Rico Muni. Fin. Agcy. UT GO ...................................    5.000   08/01/03         376,138
     300,000   San Francisco, CA, City & Co. Redev. Fin. Auth.
               Tax Allocation Prerefunded @ 100 .....................................    5.600   08/01/03         301,126
     150,000   Santa Ana, CA, USD UT GO .............................................    3.000   08/01/03         150,179
     395,000   Los Angeles, CA, Dept. Wtr. & Pwr. Elec. Plt. Rev.
               Prerefunded @ 102 ....................................................    4.750   08/15/03         404,636
     170,000   Sacramento, CA, Muni. Util. Dist. Elec. Rev ..........................    3.000   08/15/03         170,336
     330,000   Emeryville, CA, Pub. Fin. Auth. Rev. (Emeryville Redev. Proj.) .......    2.000   09/01/03         330,332
     400,000   Fontana, CA, Redev. Agcy. Tax Allocation (Southwest Indl. Pk.)
               Prerefunded @ 102 ....................................................    6.125   09/01/03         415,675
     475,000   Los Angeles, CA, GO Prerefunded @ 101 ................................    5.800   09/01/03         483,125
     250,000   Los Angeles, CA, GO Prerefunded @ 101 ................................    6.000   09/01/03         254,555
     250,000   San Mateo Co., CA, Cmnty. College Dist. GO ...........................    3.000   09/01/03         250,780
     500,000   South San Francisco, CA, Impts. Fin. Auth. Rev.
               (Conference Ctr. Proj.) Prerefunded @ 100 ............................    6.900   09/01/03         504,615
     535,000   Upland, CA, Cmnty. Redev. Agcy. Tax Allocation .......................    2.000   09/01/03         535,803
     375,000   West Sacramento, CA, Redev. Agcy. Tax Allocation .....................    4.625   09/01/03         377,193
     200,000   Alameda, CA, Corridor Trans. Auth. Rev ...............................    4.500   10/01/03         201,747
     100,000   Los Angeles Co., CA, Pub. Wrks. Fin. Auth. Rev.
               Escrowed to Maturity .................................................    5.625   10/01/03         101,084
   1,025,000   Sunnyvale, CA, Sld. Wst. Rev .........................................    3.000   10/01/03       1,029,823
     100,000   Hawthorne, CA, Sch. Dist. GO .........................................    4.400   11/01/03         101,131
   1,000,000   Long Beach, CA, Brd. Fin. Auth. Tax Allocation Rev ...................    2.250   11/01/03       1,002,486
     500,000   Alameda Co., CA, COP (Santa Rita Jail Proj.)
               Prerefunded @ 102 ....................................................    5.700   12/01/03         524,216
     100,000   Los Angeles, CA, MFH Rev. (Earthquake Rehab. Proj.) ..................    5.250   12/01/03         101,638
     200,000   Poway, CA, COP (City Office Bldg. Proj.) .............................    3.000   01/01/04         201,737
     770,000   Imperial Co., CA, Trans. Auth. Sales Tax Rev .........................    2.000   03/01/04         774,329
     585,000   Norco, CA, Redev. Agcy. Tax Allocation ...............................    2.000   03/01/04         588,855
     465,000   Trinity Co., CA, Pub. Util. Dist. COP ................................    3.000   04/01/04         470,878
     890,000   San Francisco, CA, City & Co. Arpt. Rev. Prerefunded @ 101 ...........    6.000   05/01/04         939,062
     300,000   Long Beach, CA, Hbr. Rev .............................................    4.000   05/14/04         307,541
     125,000   Fullerton, CA, Sch. Dist. COP ........................................    3.800   06/01/04         128,187

                                                                              43

CALIFORNIA TAX-FREE MONEY MARKET FUND
(CONTINUED)
=========================================================================================================================
  PRINCIPAL    FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 20.8%                    COUPON   MATURITY       MARKET
   AMOUNT      (CONTINUED)                                                               RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    100,000   San Mateo Co., CA, Trans. Dist .......................................    4.200   06/01/04    $    102,915
     100,000   Vallejo City, CA, USD COP ............................................    2.000   06/01/04         100,910
     200,000   Los Angeles, CA, USD UT GO ...........................................    4.000   07/01/04         205,955
     140,000   Sacramento, CA, USD UT GO ............................................    7.000   07/01/04         148,265
                                                                                                             ------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ..................                        $ 14,641,061
                                                                                                             ------------

-------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     FLOATING & VARIABLE DEMAND NOTES - 74.9%                                  RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    400,000   California Pollution Fin. Auth. Res. Recovery Rev.
               (Burney Forest Prod. Proj. A) ........................................    0.990   07/01/03    $    400,000
   1,000,000   California St. HFA Rev ...............................................    0.950   07/01/03       1,000,000
     600,000   Irvine Ranch, CA, Wtr. Dist. Rev .....................................    0.850   07/01/03         600,000
   1,515,000   Los Angeles, CA, Reg. Arpt. (LAX) ....................................    1.030   07/01/03       1,515,000
   2,000,000   Newport Beach, CA, Rev. (Hoag. Mem. Presbyterian Hosp.) ..............    0.950   07/01/03       2,000,000
   1,300,000   Orange Co., CA, Sani. Dist. COP ......................................    0.850   07/01/03       1,300,000
     300,000   Orange Co., CA, Sant. Dist. COP ......................................    0.850   07/01/03         300,000
     800,000   Rancho Mirage, CA, Joint Pwr. Fin. Auth. Rev.
               (Eisenhower Med. Ctr.) Ser. B ........................................    0.950   07/01/03         800,000
   2,000,000   ABAG Fin. Auth. Nonprofit Corps. MFH Rev. (Vintage Chateau) ..........    1.150   07/02/03       2,000,000
   1,000,000   California Health Fac. Auth. (Catholic Healthcare) ...................    1.000   07/02/03       1,000,000
     325,000   California Infrastructure & Econ. Dev.
               (Independent System Oper.) ...........................................    1.000   07/02/03         325,000
   1,555,000   California Pollution Control Fin. Auth. Sld. Wst. Disp. Rev.
               (Mission Trail Wst. Sys.) ............................................    1.150   07/02/03       1,555,000
     600,000   California St. UT GO .................................................    0.940   07/02/03         600,000
     275,000   Huntington Park, CA, Pub. Fin. Auth. Lease Rev .......................    1.250   07/02/03         275,000
   2,060,000   Long Beach, CA, Brd. Fin. Auth. Lease Rev.
               (Long Beach Museum of Art) ...........................................    0.950   07/02/03       2,060,000
   1,600,000   Modesto, CA, MFH Rev. (Westdale Commons) .............................    0.900   07/02/03       1,600,000
   2,000,000   San Francisco, CA, City & Co. Redev. Agcy. MFA Rev.
               (Bayside Village Prog.) ..............................................    1.020   07/02/03       2,000,000
   3,500,000   San Rafael, CA, IDR (Phoenix American, Inc.) .........................    1.050   07/02/03       3,500,000
   1,600,000   Vacaville, CA, IDA IDR (Leggett & Platt, Inc.) .......................    1.050   07/02/03       1,600,000
   3,020,000   California HFA MFH Rev ...............................................    1.050   07/03/03       3,020,000
     240,000   California Infrastructure & Econ. Dev. IDR
               (Metrotile Mfg. Proj.) ...............................................    1.350   07/03/03         240,000
   1,300,000   California Statewide Cmnty. Dev. MFH (Pavillion Apts.) ...............    0.950   07/03/03       1,300,000
   1,500,000   Emeryville, CA, Redev. Agcy. MFA Rev. (Bay St. Apts.) ................    1.000   07/03/03       1,500,000
   1,400,000   Hanford, CA, Swr. Rev ................................................    1.900   07/03/03       1,400,000
   3,000,000   Los Angeles, CA, Wtr. & Pwr. Rev .....................................    0.850   07/03/03       3,000,000
     400,000   Los Angeles, CA, Wtr. & Pwr. Rev .....................................    0.850   07/03/03         400,000
   1,450,000   Riverside Co., CA, IDA (Advance Business Graphics) ...................    1.150   07/03/03       1,450,000
   1,300,000   Riverside Co., CA, IDA (Advanced Business Graphics) Ser. B ...........    1.150   07/03/03       1,300,000
   1,400,000   Sacramento Co., CA, MFH Rev ..........................................    0.850   07/03/03       1,400,000
   2,800,000   Sacramento, CA, USD COP ..............................................    1.050   07/03/03       2,800,000
     800,000   San Bernardino Co., CA, Capt. Impt. COP ..............................    0.900   07/03/03         800,000
   1,000,000   San Francisco, CA, City & Co. Redev. Agcy. MFA Rev.
               (Derek Silva Cmnty.) .................................................    1.000   07/03/03       1,000,000
     300,000   San Jacinto, CA, USD COP .............................................    1.050   07/03/03         300,000

44

CALIFORNIA TAX-FREE MONEY MARKET FUND
(CONTINUED)
=========================================================================================================================
  PRINCIPAL    FLOATING & VARIABLE DEMAND NOTES - 74.9%                                 COUPON   MATURITY       MARKET
    AMOUNT     (CONTINUED)                                                               RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  1,000,000   San Jose, CA, MFH Rev. (Somerset Park) ...............................    1.050   07/03/03    $  1,000,000
   1,250,000   Sausalito, CA, MFH Rev. (Rotary Village Sr. Hsg.) ....................    1.000   07/03/03       1,250,000
   1,960,000   Sweetwater, CA, USD COP ..............................................    0.900   07/03/03       1,960,000
     600,000   Upland, CA, Apt. Dev. Rev. (Mtn. Springs) ............................    0.870   07/03/03         600,000
     400,000   California PCR Fin. Auth. Rev. (Southdown, Inc.) .....................    1.100   07/15/03         400,000
   3,100,000   California PCR Fin. Auth. Rev. (Southdown, Inc.) .....................    1.100   07/15/03       3,100,000
                                                                                                             ------------
               TOTAL FLOATING & VARIABLE DEMAND NOTES ...............................                        $ 52,650,000
                                                                                                             ------------

-------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                             COUPON   MATURITY       MARKET
    AMOUNT     COMMERCIAL PAPER - 4.8%                                                   RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  3,400,000   California Infras. Econ. Dev. Bank (Salvation Army) EDR ..............    1.080   01/28/04    $  3,400,000
                                                                                                             ------------

               TOTAL INVESTMENT SECURITIES - 100.5%
               (Amortized Cost $70,691,061) .........................................                        $ 70,691,061

               LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5%) .......................                            (345,814)
                                                                                                             ------------

               NET ASSETS - 100.0% ..................................................                        $ 70,345,247
                                                                                                             ============

See accompanying notes to portfolio of investments and notes to financial statements.

FLORIDA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003

=========================================================================================================================
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 24.5%                     RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    100,000   Florida St. Brd. Fin. Dept. General Svcs. Rev ........................    4.400   07/01/03    $    100,000
     125,000   Florida St. Brd. Fin. Dept. General Svcs. Rev ........................    4.500   07/01/03         125,000
     100,000   Florida St. Brd. Fin. Dept. General Svcs. Rev ........................    5.250   07/01/03         100,000
     125,000   Florida St. Brd. Fin. Dept. General Svcs. Rev ........................    6.000   07/01/03         125,000
     225,000   Florida St. Brd. Fin. Dept. General Svcs. Rev. (Dept. Natural
               Resources) Prerefunded @ 101 .........................................    5.500   07/01/03         227,250
     100,000   Florida St. Dept. of Trans. Alligator Alley Rev ......................    6.000   07/01/03         100,000
     100,000   Florida St. Dept. of Trans. GO (Right of Way)
               Prerefunded @ 101 ....................................................    5.350   07/01/03         101,000
     185,000   Florida St. Tpk. Auth. Rev. Prerefunded @ 101 ........................    5.000   07/01/03         186,850
     150,000   Orlando & Orange Co., FL, Expwy. Auth. Rev.
               Prerefunded @ 102 ....................................................    5.500   07/01/03         153,000
     425,000   Seminole Co., FL, Sch. Brd. COP ......................................    3.600   07/01/03         425,000
   1,000,000   Duval Co., FL, Sch. Dist. GO .........................................    6.000   08/01/03       1,003,880
   1,000,000   Hernando Co., FL, Sch. Dist. GO ......................................    2.500   08/01/03       1,000,903
     100,000   Massachusetts St. GO Prerefunded @ 102 ...............................    4.900   08/01/03         102,307
     350,000   Hempstead, NY, GO ....................................................    4.000   08/15/03         351,221
     195,000   Maricopa Co., AZ, PCR (Public Svc. Co. - Palo Verde)
               Prerefunded @ 102 ....................................................    6.375   08/15/03         200,808
     100,000   Fort Lauderdale, FL, Excise Tax Impt .................................    4.000   09/01/03         100,471
     130,000   Harrisburg, PA, Auth. Res. Prerefunded @ 102 .........................    5.875   09/01/03         134,350
     125,000   New Brunswick, NJ, Pkg. Auth. Rev ....................................    4.900   09/01/03         125,762
     165,000   Amherst, NY, IDA Lease Rev ...........................................    4.850   10/01/03         166,496
     300,000   Jacksonville, FL, Elec. Auth. Rev. Ser. D Prerefunded @ 100 ..........    5.375   10/01/03         302,681
     100,000   Aspen, CO, Sales Tax Rev .............................................    3.750   11/01/03         100,776
     500,000   Jacksonville, FL, Health Facs. (Daughters of Charity) ................    4.750   11/15/03         506,285
     100,000   King Co., WA, Swr. LT GO Prerefunded @ 102 ...........................    6.200   01/01/04         104,473
     200,000   Florida State Brd. Ed. Capital Outlay ................................    4.000   06/01/04         205,368
     220,000   Missouri State COP (Bonne Terre Prison) ..............................    4.000   06/01/04         224,888
     650,000   St. Petersburg, FL, Util. Tax Rev ....................................    5.000   06/01/04         673,406
     150,000   Florida State Brd. Ed. Lottery Rev ...................................    5.000   07/01/04         155,802
     150,000   Seminole Co., FL, Sch. Brd. COP Prerefunded @ 102 ....................    5.900   07/01/04         160,265
                                                                                                             ------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ..................                        $  7,263,242
                                                                                                             ------------

-------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     FLOATING & VARIABLE DEMAND NOTES - 62.3%                                  RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    500,000   Arvada, CO, Wtr. Util. Rev ...........................................    1.300   07/01/03    $    500,000
     900,000   Broward Co., FL, Health Facs. Auth. Rev. (John Knox Village) .........    1.150   07/01/03         900,000
     200,000   Jacksonville, FL, Elec. Auth. Rev. Ser. C ............................    1.000   07/01/03         200,000
     600,000   Jacksonville, FL, Elec. Auth. Rev. Ser. F ............................    1.000   07/01/03         600,000
     100,000   Jacksonville, FL, Elect. Auth. Rev. Ser. B ...........................    1.000   07/01/03         100,000
     110,000   Manatee Co., FL, PCR (Florida Pwr. & Light Co. Proj.) ................    0.950   07/01/03         110,000
     100,000   Municipal Secs. Trust Ctfs. Ser. 2001-161
               (Florida Brd. of Educ.) ..............................................    1.030   07/01/03         100,000
     500,000   Municiple Secs. Trust Ctfs., Ser. 2001-160
               (Florida Brd. of Educ.) ..............................................    1.030   07/01/03         500,000
     500,000   Putnam Co., FL, Dev. Auth. Pollution Ctrl. Rev. ,
               (Florida Pwr. & Light Co. Proj.) .....................................    0.950   07/01/03         500,000

46

FLORIDA TAX-FREE MONEY MARKET FUND
(CONTINUED)
=========================================================================================================================
   PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES - 62.3%                                 COUPON   MATURITY       MARKET
    AMOUNT     (CONTINUED)                                                               RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    100,000   University Athletic Assn., FL Cap. Impt. Rev.
               (Univ. of FL Stadium Proj.) ..........................................    1.150   07/01/03    $    100,000
   1,305,000   Broward Co., FL, HFA MFH Rev. (Fisherman's Landing) ..................    0.950   07/02/03       1,305,000
     250,000   Broward Co., FL, HFA MFH Rev. (Jacaranda Village Apts.) ..............    0.950   07/02/03         250,000
     300,000   Broward Co., FL, HFA MFH Rev. (Margate Invts. Proj.) .................    0.950   07/02/03         300,000
   1,115,000   Broward Co., FL, HFA MFH Rev. (Reflections Apts. Proj.) ..............    0.950   07/02/03       1,115,000
     500,000   Clay Co., FL, HFA MFH Rev. (Bluff Hsg.) ..............................    0.950   07/02/03         500,000
     365,000   Florida HFA MFH Rev. (Carlton Arms II Proj.) .........................    1.120   07/02/03         365,000
     500,000   Flowood, MS, MFM .....................................................    0.950   07/02/03         500,000
     500,000   Jacksonville, FL, Capt. Proj. Rev ....................................    0.900   07/02/03         500,000
     500,000   Lee Co., FL, IDR Educ. Fac. Rev. (Canterbury School Proj.) ...........    1.000   07/02/03         500,000
     405,000   Marion Co., FL, HFA Rev. (Paddock Apts.) .............................    0.950   07/02/03         405,000
     240,000   University of South Florida Fndtn., Inc. COP .........................    1.030   07/02/03         240,000
     150,000   University of South Florida Fndtn., Inc. COP .........................    1.030   07/02/03         150,000
     700,000   Voluisa Co., FL, HFA MFH Rev. (Anatole Apts.) ........................    0.950   07/02/03         700,000
     500,000   Broward Co., FL, HFA MFH Rev. (Southern Pointe Proj.) ................    0.950   07/03/03         500,000
     800,000   Broward Co., FL, HFA MFH Rev. (Waters Edge Proj.) ....................    0.950   07/03/03         800,000
     235,000   Dade Co., FL, IDA Rev. (Spectrum Programs, Inc. Proj.) ...............    1.050   07/03/03         235,000
     415,000   Duval Co., FL, HFA MFH Mtg. Rev. (Glades Apt. Proj.) .................    0.950   07/03/03         415,000
     950,000   Duval Co., FL, HFA MFH Rev. (Sunbeam Road Proj.) .....................    0.950   07/03/03         950,000
     200,000   Gulf Breeze, FL, Rev. (Local Govt.) ..................................    1.000   07/03/03         200,000
     350,000   Gulf Breeze, FL, Rev. (Muni Bond) ....................................    1.000   07/03/03         350,000
     300,000   Harvard, IL, Health Care (Harvard Memorial Hosp.) ....................    1.300   07/03/03         300,000
     150,000   Jacksonville, FL, Health Facs. Rev. (River Garden Covers Proj.) ......    1.050   07/03/03         150,000
   1,255,000   Orange County, FL, Health Facs. (Adventist Health Sys.) ..............    0.950   07/03/03       1,255,000
   1,400,000   Orlando & Orange Co., FL, Expwy. Auth. Rev ...........................    0.900   07/03/03       1,400,000
     800,000   Palm Beach Co., FL, Rev. (Henry Morrison Flagler) ....................    1.000   07/03/03         800,000
     500,000   Palm Beach Co., FL, Sch. Brd. COP ....................................    0.900   07/03/03         500,000
     200,000   University of North Florida 1998 Parking Rev. Bonds ..................    1.100   07/03/03         200,000
                                                                                                             ------------
               TOTAL FLOATING & VARIABLE DEMAND NOTES ...............................                        $ 18,495,000
                                                                                                             ------------

-------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS - 13.2%                                         RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    460,000   Corpus Christi, TX, IDC Econ. Dev. Rev. (TX Air Invt. Co. Proj.) .....    1.800   08/01/03    $    460,000
     500,000   Sabine River, TX, IDA (Northeast TX Elec. Coop.) .....................    1.250   08/15/03         500,000
   1,000,000   ABN AMRO Munitops Trust Cert. (FL Dept. of Trans.) ...................    1.650   09/03/03       1,000,000
   1,400,000   Putnam Co., FL, Dev. Auth. PCR, Ser. H-1
               (Seminole Elec. Coop.) ...............................................    1.050   12/15/03       1,400,000
     545,000   Eastern Sts. Tax Exmp. Mtg. Brd. Tr. Adjustable Rate Ctfs ............    5.190   03/01/04         545,000
                                                                                                             ------------
               TOTAL ADJUSTABLE RATE PUT BONDS ......................................                        $  3,905,000
                                                                                                             ------------

               TOTAL INVESTMENT SECURITIES - 100.0%
               (Amortized Cost $29,663,242) .........................................                        $ 29,663,242

               LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) .......................                              (6,608)
                                                                                                             ------------

               NET ASSETS - 100.0% ..................................................                        $ 29,656,634
                                                                                                             ============

See accompanying notes to portfolio of investments and notes to financial statements.

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003

=========================================================================================================================
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 90.6%                     RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    230,000   Summit Co., OH, GO, Prerefunded @ 100 ................................    6.900   08/01/03    $    231,173
     500,000   Ohio St. Bldg. Auth. Rev. (Juvenile Correctional Bldg.),
               Prerefunded @ 102 ....................................................    6.600   10/01/04         544,570
   1,095,000   West Clermont, OH, LSD GO, Prerefunded @ 102 .........................    6.900   12/01/05       1,261,593
   1,000,000   Summit Co., OH, GO Prerefunded @ 101 .................................    6.000   12/01/10       1,225,830
     190,000   Cuyahoga Co., OH, Hosp. Rev. (University Hosp.)
               Escrowed to Maturity .................................................    9.000   06/01/11         243,690
     365,000   Bexley, OH, CSD GO ...................................................    7.125   12/01/11         474,825
     250,000   Westerville, OH, GO ..................................................    6.450   12/01/11         256,078
     500,000   Strongsville, OH, CSD GO .............................................    5.375   12/01/12         587,915
     530,000   Ottawa Co., OH, GO ...................................................    5.750   12/01/14         588,682
   1,000,000   Portage Co., OH, GO ..................................................    6.200   12/01/14       1,084,730
     400,000   Warren, OH, Waterworks Rev ...........................................    5.500   11/01/15         474,268
   1,000,000   Buckeye Valley, OH, LSD GO ...........................................    6.850   12/01/15       1,269,560
     700,000   Columbus-Polaris Hsg. Corp. Rev., Prerefunded @ 100 ..................    7.400   01/01/16         890,785
     750,000   Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.) ..................    6.250   11/15/16         767,895
   1,260,000   Cleveland, OH, Airport Sys. Rev ......................................    5.125   01/01/17       1,346,953
     750,000   Butler Co., OH, Trans. Impt. Dist ....................................    5.125   04/01/17         810,443
     500,000   Toledo, OH, Sewer Sys. Rev ...........................................    6.350   11/15/17         542,665
   1,000,000   Springfield, OH, CSD GO ..............................................    5.000   12/01/17       1,095,750
     655,000   Twinsburg, OH, Park & Land GO ........................................    5.500   12/01/17         740,301
   1,000,000   Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.) .................    5.250   10/01/18       1,088,990
   1,000,000   University of Cincinnati, OH, General Receipts Rev ...................    5.750   06/01/19       1,140,950
   1,000,000   Lucas Co., OH, Hsg. Dev. Corp. (Northgate Apts.) .....................    5.950   07/01/19       1,025,690
   1,000,000   Lorain Co., OH, Hosp. Rev. (Catholic Health Partners) ................    5.500   09/01/19       1,103,010
   1,000,000   Lucas Co., OH, Hosp. Rev. (Promedia Health) ..........................    5.625   11/15/19       1,116,950
   1,000,000   Avon Lake, OH, CSD GO ................................................    5.500   12/01/19       1,123,860
   2,145,000   Brunswick, OH, CSD GO ................................................    5.750   12/01/19       2,470,052
     745,000   Crawford Co., OH, GO .................................................    4.750   12/01/19         773,273
   2,000,000   Hamilton, OH, CSD GO .................................................    5.500   12/01/19       2,247,719
   1,250,000   Kings, OH, LSD GO ....................................................    5.950   12/01/19       1,451,763
   1,085,000   West Clermont, OH, LSD GO ............................................    5.000   12/01/19       1,165,898
     500,000   Akron, OH, GO ........................................................    5.800   11/01/20         569,815
   1,000,000   Greene Co., OH, Sewer Sys. Rev .......................................    5.625   12/01/20       1,134,800
   1,500,000   Nordonia Hills, OH, CSD GO ...........................................    5.375   12/01/20       1,651,515
     715,000   Sylvania, OH, CSD GO .................................................    4.750   12/01/20         743,049
     850,000   West Chester Twp., OH, GO ............................................    5.000   12/01/20         908,123
   1,210,000   Cincinnati, OH, Tech. College Rev ....................................    5.250   10/01/21       1,315,936
     525,000   Kings, OH, LSD GO ....................................................    6.050   12/01/21         611,688
     500,000   Lake, OH, LSD GO (Stark Co.) .........................................    5.750   12/01/21         567,535
   1,000,000   Monroe, OH, LSD Sch. Impt. GO ........................................    5.000   12/01/21       1,061,670
     805,000   Ottawa Co., OH, GO ...................................................    4.750   12/01/21         832,402
   1,500,000   Hamilton Co., OH, Swr. Sys. Rev ......................................    4.750   12/01/22       1,538,400
     500,000   Morgan, OH, LSD GO ...................................................    5.750   12/01/22         571,515
   1,200,000   Ross Twp., OH, LSD GO ................................................    5.000   12/01/22       1,274,052
   1,250,000   Scioto Valley, OH, LSD GO ............................................    5.650   12/01/22       1,420,638
     250,000   Ohio St. Higher Ed. Fac. Comm. Rev. (Xavier Univ.) ...................    5.000   05/01/23         263,493
   1,000,000   Akron, OH, Var. Purp. GO .............................................    5.000   12/01/23       1,052,130

48

OHIO INSURED TAX-FREE FUND
(CONTINUED)
=========================================================================================================================
   PRINCIPAL   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 90.6%                    COUPON   MATURITY       MARKET
    AMOUNT     (CONTINUED)                                                               RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  2,000,000   Dayton, OH, CSD UT GO ................................................    4.750   12/01/23    $  2,044,399
   1,000,000   Hamilton, OH, CSD GO .................................................    5.625   12/01/24       1,115,330
   1,000,000   Hilliard, OH, CSD GO .................................................    5.750   12/01/24       1,133,460
   1,000,000   Kings, OH, LSD GO ....................................................    5.650   12/01/24       1,104,670
   1,250,000   Ohio St. University General Receipts Rev .............................    5.750   12/01/24       1,405,975
   1,000,000   University of Akron, OH, General Receipts Rev ........................    4.750   01/01/25       1,019,160
   1,750,000   Eaton, OH, CSD GO ....................................................    5.000   12/01/25       1,847,422
   1,500,000   Marysville, OH, EVSD GO ..............................................    5.000   12/01/25       1,577,010
   1,000,000   Plain, OH, LSD GO ....................................................    5.000   12/01/25       1,049,100
     500,000   Independence, OH, LSD Sch. Impt. GO ..................................    4.750   12/01/26         509,095
   1,000,000   Hilliard, OH, CSD GO .................................................    5.750   12/01/28       1,133,810
     915,000   Licking Heights, OH, LSD GO ..........................................    6.400   12/01/28       1,166,643
     250,000   Pickerington, OH, CSD GO .............................................    5.000   12/01/28         260,648
   1,000,000   Erie Co., OH, Hosp. Fac. Rev. (Fireland Reg. Med. Ctr.) ..............    5.625   08/15/32       1,035,450
                                                                                                             ------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ..................                        $ 61,064,794
                                                                                                             ------------

-------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     FLOATING & VARIABLE DEMAND NOTES - 7.3%                                   RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  1,300,000   Ohio St. Wtr. Dev. Auth. Rev .........................................    0.900   12/01/18    $  1,300,000
   3,000,000   Hamilton, OH, Elec. Rev ..............................................    0.980   10/15/23       3,000,000
     200,000   Cleveland, OH, Arpt. Sys. Rev ........................................    1.050   01/01/31         200,000
     400,000   Ohio St. Higher Edl. Fac. Rev. (Case Western) ........................    0.950   10/01/31         400,000
                                                                                                             ------------
               TOTAL FLOATING & VARIABLE DEMAND NOTES ...............................                        $  4,900,000
                                                                                                             ------------

-------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS - 3.7%                                          RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  2,500,000   Butler Co., OH, Hosp. Fac. Rev. (Middletown Regional Hosp.) ..........    3.000   11/01/07    $  2,500,000
                                                                                                             ------------

               CASH EQUIVALENTS - 0.1%
$     49,000   Merrill Lynch Institutional Tax-Exempt Fund ..........................                        $     49,000
                                                                                                             ------------

               TOTAL INVESTMENT SECURITIES - 101.7%
               (Amortized Cost $62,703,922) .........................................                        $ 68,513,794

               LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7%) .......................                          (1,134,483)
                                                                                                             ------------

               NET ASSETS - 100.0% ..................................................                        $ 67,379,311
                                                                                                             ============

See accompanying notes to portfolio of investments and notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003

=========================================================================================================================
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 17.7%                     RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  3,300,000   Clermont Co., OH, GO BANS ............................................    1.850   07/01/03    $  3,300,000
     600,000   American Muni. Pwr. OH, Inc. BANS (Village of Bremen Proj.) ..........    2.100   07/10/03         600,000
     810,000   American Muni. Pwr. OH, Inc. BANS (Village of Deshler Proj.) .........    2.100   07/10/03         810,000
   1,500,000   Greenhills, OH, GO BANS ..............................................    2.000   07/25/03       1,500,303
     500,000   Chillicothe, OH, GO BANS .............................................    2.200   08/01/03         500,168
   1,000,000   Liberty Township, OH, GO BANS ........................................    2.160   08/12/03       1,000,409
   1,700,000   Monroe, OH, GO BANS ..................................................    1.970   08/20/03       1,700,853
   3,900,000   Ohio St. University General Receipts BANS ............................    1.690   09/03/03       3,903,972
   2,359,990   Jackson Co., OH, GO BANS .............................................    1.950   09/11/03       2,360,676
     860,716   Wyoming, OH, GO BANS .................................................    2.250   09/12/03         861,994
     428,000   Richland Co., OH, GO BANS ............................................    2.050   10/01/03         428,480
     550,000   Wilmington, OH, GO BANS (Lowes Road Construction) ....................    1.840   10/02/03         550,360
   4,300,000   American Muni. Pwr. OH, Inc. BANS (Genoa Village Proj.) ..............    1.800   10/09/03       4,300,000
     860,000   American Muni. Pwr. OH, Inc. BANS (St. Marys City Proj.) .............    1.700   10/09/03         860,000
   1,000,000   Highland Heights, OH, GO BANS ........................................    2.000   10/09/03       1,001,220
     350,000   Fairfield, OH, CSD GO TANS ...........................................    2.540   10/23/03         350,745
   1,150,000   Mason, OH, GO BANS ...................................................    1.800   10/23/03       1,150,887
   2,195,000   Olmsted Falls, OH, GO BANS ...........................................    1.900   10/23/03       2,196,694
     635,000   Granville, OH, GO BANS ...............................................    2.090   10/28/03         635,593
   2,430,000   American Muni. Pwr. OH, Inc. BANS (Pioneer Village Proj.) ............    2.000   10/30/03       2,430,000
     385,000   Avon Lake, OH, GO BANS ...............................................    1.430   11/05/03         385,237
     615,000   American Muni. Pwr. OH, Inc. BANS (Village of Yellow Springs) ........    2.100   11/06/03         615,000
   1,000,000   Bucyrus, OH, Waterworks Sys. Fac .....................................    1.990   11/13/03       1,000,509
     250,000   Oakwood, OH, GO BANS .................................................    2.250   11/13/03         250,182
   5,200,000   American Muni. Pwr. OH, Inc. BANS (City of Galion Proj.) .............    2.250   11/14/03       5,205,727
   1,600,000   American Muni. Pwr. OH, Inc. BANS (Monroeville Proj.) ................    1.850   11/26/03       1,600,000
   2,125,000   American Muni. Pwr. OH, Inc. BANS (Shelby Proj.) .....................    1.700   11/26/03       2,125,000
   4,900,000   Eastlake, OH, GO BANS ................................................    2.250   12/03/03       4,912,335
     665,000   American Muni. Pwr. OH, Inc. BANS (Amherst Elec. Sys.) ...............    1.600   12/04/03         665,000
   2,421,000   American Muni. Pwr. OH, Inc. BANS (Bowling Green Proj.) ..............    1.650   12/04/03       2,421,000
   4,523,000   Deerfield Township, OH, GO BANS ......................................    2.000   12/04/03       4,527,773
     420,000   American Muni. Pwr. OH, Inc. BANS (Hubbard Proj.) ....................    1.450   12/19/03         420,000
     795,000   American Muni. Pwr. OH, Inc. (Brewster Village) ......................    1.300   01/15/04         795,000
   1,250,000   Dover, OH, Muni. Elec. Sys. Impt. GO .................................    1.750   01/15/04       1,253,021
   1,400,000   Willard, OH, GO BANS .................................................    2.000   01/29/04       1,404,825
     970,000   American Muni. Pwr. OH, Inc. (Woodsfield Village) ....................    1.400   02/05/04         970,000
     375,000   Hamilton, OH, CSD GO BANS ............................................    1.500   02/26/04         375,610
     255,000   Fairborn, OH, CSD GO BANS ............................................    2.000   03/02/04         256,096
     280,000   American Muni. Pwr. OH, Inc. (Bradner Village) .......................    1.300   03/18/04         280,000
   1,200,000   American Muni. Pwr. OH, Inc. (Lodi Village) ..........................    1.200   03/18/04       1,200,000
     550,000   Hamilton, OH, GO BANS ................................................    2.000   03/25/04         552,985
     500,000   Crestline, OH, Swr. Impt. GO .........................................    1.680   03/31/04         501,594
     773,992   Licking Heights, OH, LSD GO BANS .....................................    2.050   04/22/04         778,630
   2,937,833   Deerfield Twp., OH, GO BANS ..........................................    1.550   05/13/04       2,944,115
     250,000   Miami Co., OH, Hosp. Fac. (Upper Valley Medical Center) ..............    5.200   05/15/04         258,789
   3,450,000   Hillsboro, OH, CSD GO BANS ...........................................    1.780   05/20/04       3,465,979
   4,260,000   Willard, OH, GO BANS .................................................    1.460   05/20/04       4,267,812
     783,800   London, OH, GO BANS ..................................................    1.910   06/03/04         787,076
                                                                                                             ------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ..................                        $ 74,661,649
                                                                                                             ------------

50

Ohio Tax-Free Money Market Fund
(Continued)
=========================================================================================================================
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     FLOATING & VARIABLE DEMAND NOTES - 73.8%                                  RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  1,300,000   Cuyahoga Co., OH, EDR (The Cleveland Orchestra Proj.) ................    0.950   07/01/03    $  1,300,000
   1,000,000   Cuyahoga Co., OH, Hosp. Rev. (University Hosp.) ......................    0.860   07/01/03       1,000,000
   3,110,000   Cuyahoga Co., OH, IDR (S&R Playhouse Realty) .........................    1.150   07/01/03       3,110,000
   7,000,000   Cuyahoga Co., OH, Rev. (Cleveland Clinic) ............................    1.000   07/01/03       7,000,000
   1,200,000   Delaware Co., OH, IDR (Radiation Sterilizers, Inc.) ..................    1.200   07/01/03       1,200,000
   9,300,000   Montgomery Co., OH, (Miami Valley Hosp.) .............................    1.000   07/01/03       9,300,000
   2,400,000   Muskingum Co., OH, IDR (Elder-Beerman) ...............................    1.150   07/01/03       2,400,000
   4,670,000   Ohio St. Air Quality (OH Edison) .....................................    0.950   07/01/03       4,670,000
   5,425,000   Ohio St. Air Quality Dev. (CG&E) .....................................    0.950   07/01/03       5,425,000
   2,600,000   Ohio St. Air Quality Dev. PCR (Timken Co.) ...........................    1.050   07/01/03       2,600,000
   1,900,000   Ohio St. Higher Educ. Fac. Comm. Rev .................................    0.950   07/01/03       1,900,000
   4,300,000   Ohio St. Higher Educ. Fac. Rev. (Case Western Rsrv.) .................    0.950   07/01/03       4,300,000
   9,925,000   Trumbull Co., OH, Health Care
               (Shepard of Valley Lutheran Home) ....................................    1.050   07/01/03       9,925,000
   2,400,000   ABN AMRO Munitops Trust Cert. (Westerville, OH CSD GO) ...............    1.010   07/02/03       2,400,000
     875,000   Centerville, OH, Health Care Rev. (Bethany Lutheran Vlg. Proj.) ......    1.030   07/02/03         875,000
   2,800,000   Cleveland, OH, Airport Sys. Rev ......................................    1.050   07/02/03       2,800,000
     700,000   Clinton Co., OH, Hosp. Rev. Pooled Fin. Prog .........................    1.400   07/02/03         700,000
   1,915,000   Cuyahoga Co., OH, Educ. Fac. Rev.
               (United Cerebral Palsy Assoc.) .......................................    1.100   07/02/03       1,915,000
     500,000   Delaware Co., OH, IDR (MRG Ltd. Proj.) ...............................    1.550   07/02/03         500,000
   1,385,000   Erie Co., OH, IDR (Toft Dairy, Inc.) .................................    1.100   07/02/03       1,385,000
     750,000   Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.) .............    1.100   07/02/03         750,000
     500,000   Hamilton Co., OH, Econ. Dev. Rev.
               (Gen. Protestant Orphan Home) ........................................    1.060   07/02/03         500,000
     870,000   Hamilton Co., OH, Health Care Fac. Rev.
               (Aloysius Orphanage Proj.) ...........................................    1.100   07/02/03         870,000
     600,000   Hamilton Co., OH, Hosp. Fac. Rev. (Health Alliance) ..................    0.970   07/02/03         600,000
   1,850,000   Hamilton Co., OH, Hosp. Fac. Rev. (Health Alliance) ..................    0.970   07/02/03       1,850,000
     400,000   Hamilton Co., OH, Hosp. Fac. Rev. (Health Alliance) ..................    1.000   07/02/03         400,000
   4,000,000   Lake Co., OH, Hosp. Fac. Rev. (Lake Hosp. Sys., Inc.) ................    1.080   07/02/03       4,000,000
   1,735,000   Lorain Co., OH, IDR (EMH Med. Ctr. Proj.) ............................    1.100   07/02/03       1,735,000
     500,000   Meigs Co., OH, IDR (MRG Ltd. Proj.) ..................................    1.550   07/02/03         500,000
   1,070,000   Monroe, OH, IDR (Magnode Corp.) ......................................    1.700   07/02/03       1,070,000
   2,000,000   Montgomery Co., OH, EDR (Dayton Art Institute) .......................    1.050   07/02/03       2,000,000
   8,300,000   Ohio St. GO (Infrastructure Impt.) ...................................    0.950   07/02/03       8,300,000
   2,050,000   Ohio St. Water Dev. Auth. Rev. (Timken Co.) ..........................    1.000   07/02/03       2,050,000
   1,000,000   Ohio St. Wtr. Dev. Auth. PCR (Cleveland Elec.) .......................    1.000   07/02/03       1,000,000
     500,000   Orrville, OH, Hosp. Fac. Rev. (Orrville Hosp.) .......................    1.030   07/02/03         500,000
   3,800,000   Puerto Rico Elec. Pwr. Auth. Rev. Muni. Secs. Trust Rcpts ............    0.950   07/02/03       3,800,000
  14,310,000   Puerto Rico Elec. Pwr. Auth. Rev. Muni. Secs. Trust Rcpts ............    0.950   07/02/03      14,310,000
   2,315,000   Scioto Co., OH, Hosp. Rev. (VHA Cent., Inc.) Ser. E ..................    0.950   07/02/03       2,315,000
   3,975,000   Scioto Co., OH, Hosp. Rev. (VHA Cent., Inc.) Ser. G ..................    0.950   07/02/03       3,975,000
   2,600,000   Summit, OH, Civic Fac. Rev. (YMCA Proj.), Ser. 1997 ..................    1.100   07/02/03       2,600,000
     500,000   Wyandot Co., OH, IDR (MRG Ltd. Proj.), Ser. 1985 .....................    1.550   07/02/03         500,000
     325,000   Akron, Bath & Copley, OH, Joint Twnsp. Hosp. Rev.
               (Visiting Nurse Svcs. Proj.) .........................................    1.060   07/03/03         325,000
   1,900,000   Ashtabula Co., OH, Hosp. Fac. Rev.
               (Ashtabula Co. Med. Ctr. Proj.) ......................................    1.040   07/03/03       1,900,000

                                                                              51

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
=========================================================================================================================
   PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES - 73.8%                                 COUPON   MATURITY       MARKET
    AMOUNT     (CONTINUED)                                                               RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  4,000,000   Athens Co., OH, Port. Auth. Hsg. Rev.
               (University Hsg. for Ohio, Inc. Proj.) ...............................    1.040   07/03/03    $  4,000,000
   1,885,000   Butler Co., OH, Hosp. Fac. Rev.
               (Berkley Square Retirement Ctr. Proj.) ...............................    1.050   07/03/03       1,885,000
   2,800,000   Cambridge, OH, Hosp. Fac. Rev. (Southwestern
               Ohio Regional Medical) ...............................................    1.060   07/03/03       2,800,000
   1,115,000   Carroll Co., OH, Health Care Fac. Rev. (St. Johns Villa Proj.) .......    1.060   07/03/03       1,115,000
     360,000   Columbus, OH, GO .....................................................    0.900   07/03/03         360,000
     200,000   Columbus, OH, Sewer Rev ..............................................    1.000   07/03/03         200,000
     140,000   Coshocton Co., OH, Hosp. Fac. Rev.
               (Echoing Hills Village, Inc. Proj.) ..................................    1.100   07/03/03         140,000
   1,695,000   Cuyahoga Co., OH, Civic Fac. Rev. (West Side Ecumenical) .............    1.100   07/03/03       1,695,000
  10,000,000   Cuyahoga Co., OH, Health Care Fac. Rev.
               (Gardens of McGregor) ................................................    1.050   07/03/03      10,000,000
   3,330,000   Delaware Co., OH, Health Care Fac. Rev. (Sarah Moore Home) ...........    1.130   07/03/03       3,330,000
   1,715,000   Franklin Co., OH, EDR (Columbus Montessori Educ. Ctr.) ...............    1.080   07/03/03       1,715,000
   2,360,000   Franklin Co., OH, EDR (Dominican Sisters) ............................    1.100   07/03/03       2,360,000
   2,015,000   Franklin Co., OH, Health Care Fac. Rev.
               (Heinzerling Foundation) .............................................    1.100   07/03/03       2,015,000
     960,000   Franklin Co., OH, Health Care Fac. Rev.
               (Lifeline Organ Procurement) .........................................    1.100   07/03/03         960,000
     870,000   Franklin Co., OH, Hosp. Rev. (US Health Corp.) .......................    0.950   07/03/03         870,000
     400,000   Franklin Co., OH, IDR (Columbus College) .............................    1.100   07/03/03         400,000
   1,005,000   Franklin Co., OH, IDR (Ohio Girl Scouts) .............................    1.100   07/03/03       1,005,000
   1,800,000   Fulton, OH, IDR (Polycraft, Inc.) ....................................    1.300   07/03/03       1,800,000
   1,700,000   Geauga Co., OH, Health Care Fac. Rev. (Heather Hill Proj.) ...........    1.080   07/03/03       1,700,000
   1,178,900   Hamilton Co., OH, EDR (Cincinnati Assoc. for
               the Performing Arts) .................................................    1.050   07/03/03       1,178,900
   1,895,000   Hamilton Co., OH, EDR (Union Inst. Proj.) ............................    1.100   07/03/03       1,895,000
   2,900,000   Hamilton Co., OH, Health Care Fac. Rev. (Episcopal Proj.) ............    0.900   07/03/03       2,900,000
   4,000,000   Hamilton Co., OH, Hosp. Fac Rev. (Episcopal Retirement Proj.) ........    1.020   07/03/03       4,000,000
   1,350,000   Hamilton Co., OH, Hosp. Fac. Rev. (Beechwood Home Proj.) .............    1.050   07/03/03       1,350,000
   7,400,000   Hamilton Co., OH, Hosp. Fac. Rev.
               (Children's Hosp. Medical Center) ....................................    1.020   07/03/03       7,400,000
   1,000,000   Hamilton Co., OH, Hosp. Fac. Rev.
               (Childrens Hosp. Medical Center) .....................................    1.020   07/03/03       1,000,000
   6,200,000   Hamilton Co., OH, Hosp. Fac. Rev. (Drake Center, Inc.) ...............    1.020   07/03/03       6,200,000
   4,700,000   Hamilton Co., OH, Hosp. Fac. Rev.
               (Episcopal Retirement Proj.) .........................................    1.020   07/03/03       4,700,000
   5,920,000   Hamilton Co., OH, Sales Tax Floater Ctfs., Ser. 356 ..................    1.040   07/03/03       5,920,000
  14,600,000   Hamilton, OH, Elec. Rev ..............................................    0.980   07/03/03      14,600,000
   2,944,000   Hamilton, OH, MFH Rev. (Knollwood Village Apts.) Ser. A ..............    1.040   07/03/03       2,944,000
   1,963,000   Hamilton, OH, MFH Rev. (Knollwood Village Apts.) Ser. B ..............    1.040   07/03/03       1,963,000
   2,623,000   Hancock Co., OH, MFM Rev. (Crystal Glen Apts. Proj. Phase II) ........    1.040   07/03/03       2,623,000
   5,105,000   Lima, OH, Hosp. Fac. & Impt. Rev. (Lima Memorial Hosp.) ..............    1.100   07/03/03       5,105,000
     165,000   Lucas Co., OH, IDR (Assoc. Proj.) ....................................    1.200   07/03/03         165,000
     175,000   Lucas Co., OH, Rev. (Sunshine Children's Home) .......................    1.060   07/03/03         175,000
     830,000   Mahoning Co., OH, Health Care Fac. Rev. (Ohio Heart Institute) .......    1.100   07/03/03         830,000
   4,000,000   Mahoning Co., OH, Hosp. Fac. (Forum Health Oblig.) ...................    1.000   07/03/03       4,000,000
      90,000   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ................    1.040   07/03/03          90,000

52

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
=========================================================================================================================
   PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES - 73.8%                                 COUPON   MATURITY       MARKET
    AMOUNT     (CONTINUED)                                                               RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  2,920,000   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ................    1.040   07/03/03    $  2,920,000
   1,150,000   Mason, OH, Tax Increment Fin. Rev. (Central Park Proj.) ..............    1.100   07/03/03       1,150,000
   2,000,000   Middleburg Heights, OH, Hosp. Rev. (Southwest Gen. Health) ...........    1.060   07/03/03       2,000,000
   1,305,000   Montgomery Co., OH, Health Care Rev.
               (Comm. Blood Center Proj.) ...........................................    1.100   07/03/03       1,305,000
   3,100,000   Montgomery Co., OH, Ltd. Oblig. Rev. (St.Vincent de Paul Proj.) ......    1.030   07/03/03       3,100,000
     200,000   Ohio St. Higher Educ. Fac. Rev. (Malone College) .....................    1.060   07/03/03         200,000
   4,100,000   Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ........................    1.100   07/03/03       4,100,000
   3,900,000   Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ........................    1.100   07/03/03       3,900,000
     500,000   Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ........................    1.100   07/03/03         500,000
   4,620,000   Ohio St. Turnpike Rev ................................................    1.040   07/03/03       4,620,000
  10,000,000   Ohio St. Univ., Ser. 1997 ............................................    1.000   07/03/03      10,000,000
   1,575,000   Ottawa Co., OH, Hosp. Fac. Rev. (Lutheran
               Home of Mercy Proj.) .................................................    1.060   07/03/03       1,575,000
   5,200,000   Puerto Rico Childrens Trust Fund .....................................    1.000   07/03/03       5,200,000
  13,000,000   Puerto Rico Commonwealth Hwy. & Trans. Auth ..........................    0.980   07/03/03      13,000,000
     500,000   Rickenbacker, OH, Port. Auth. Rev. (Rickenbacker
               Holdings, Inc.) ......................................................    1.100   07/03/03         500,000
   4,935,000   Sharonville, OH, IDR (Duke Realty Proj.) .............................    1.150   07/03/03       4,935,000
   1,590,000   Summit Co., OH, Health Care Fac. Rev. (Evant, Inc. Proj.) ............    1.060   07/03/03       1,590,000
     320,000   Summit Co., OH, IDR (Go-Jo Ind., Inc. Proj.) .........................    1.100   07/03/03         320,000
   5,000,000   Summit Co., OH, Port. Auth. Rev. (Suuma Health Sys.
               Hosp. Proj.) .........................................................    1.030   07/03/03       5,000,000
   3,995,000   Univ. of Akron, OH, General Receipts .................................    1.040   07/03/03       3,995,000
   1,600,000   Warren Co., OH, IDR (Liquid Container Proj.) .........................    1.050   07/03/03       1,600,000
   1,580,000   Westlake, OH, EDR (Oaks Dev. Co. Proj.) ..............................    1.060   07/03/03       1,580,000
   4,900,000   Woodlawn, OH, EDR (Goodwill Ind. Proj.) ..............................    1.050   07/03/03       4,900,000
   2,435,000   Miami Co., OH, Hosp. Fac. Rev. (Upper Valley Medical Center) .........    1.000   07/04/03       2,435,000
   2,500,000   Hamilton Co., OH, IDR (ADP System) ...................................    1.400   07/15/03       2,500,000
                                                                                                             ------------
               TOTAL  FLOATING & VARIABLE DEMAND NOTES ..............................                        $310,868,900
                                                                                                             ------------

-------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS - 3.7%                                          RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    700,000   Clermont Co., OH, EDR (Eastgate Partnership) .........................    1.850   09/01/03    $    700,000
   4,045,000   Cuyahoga Co., OH, IDR (Halle Office Bldg.) ...........................    1.210   10/01/03       4,045,000
   1,125,000   Clermont Co., OH, EDR (John Q. Hammons Proj.) ........................    1.400   11/01/03       1,125,000
   2,570,000   Ohio St. HFA MFH (Lincoln Park) ......................................    1.750   11/01/03       2,570,000
   2,760,000   Richland Co., OH, IDR (Mansfield Sq. Proj.) ..........................    1.500   11/15/03       2,760,000
     855,000   Scioto Co., OH, Health Care Rev. (Hillview Retirement) ...............    1.350   12/01/03         854,934
   3,000,000   ABN AMRO Munitops Trust Cert. 1998-I8
               (Cleveland Water Works) ..............................................    1.210   12/10/03       3,000,000
     700,000   Gallia Co., OH, IDR (Jackson Pike Assoc.) ............................    1.450   12/15/03         700,000
                                                                                                             ------------
               TOTAL ADJUSTABLE RATE PUT BONDS ......................................                        $ 15,754,934
                                                                                                             ------------

                                                                              53

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
=========================================================================================================================
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     COMMERCIAL PAPER - 4.6%                                                   RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  3,000,000   Ohio St. Higher Educ. (Case Western Reserve Univ.) ...................    1.050   08/01/03    $  3,000,000
  12,900,000   Lorain Co., OH, Hosp. Rev. (Catholic Hlth. Partners) .................    1.100   10/06/03      12,900,000
   3,700,000   Lorain Co., OH, Hosp. Rev. (Catholic Hlth. Partners) .................    1.150   12/01/03       3,700,000
                                                                                                             ------------
               TOTAL COMMERCIAL PAPER ...............................................                        $ 19,600,000
                                                                                                             ------------

               TOTAL INVESTMENT SECURITIES  - 99.8%
               (Amortized Cost $420,885,483) ........................................                        $420,885,483

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2% .........................                           1,044,079
                                                                                                             ------------

               NET ASSETS- 100.0% ...................................................                        $421,929,562
                                                                                                             ============

See accompanying notes to portfolio of investments and notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003

=========================================================================================================================
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     MUNICIPAL OBLIGATIONS - 104.0%                                            RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
               ALABAMA - 1.3%
$    450,000   Houston Co., AL, UT GO Warrants ......................................    5.350   10/15/11    $    519,242
                                                                                                             ------------

               ARKANSAS - 2.0%
     775,000   Little Rock, AR, Healthcare Rev. (Baptist Health) ....................    5.000   09/01/14         828,351
                                                                                                             ------------

               COLORADO - 2.7%
   1,065,000   Superior Metro. Dist. No. 1 CO, Water & Sewer
               ARPB Mandatory Put ...................................................    5.500   12/01/04       1,111,285
                                                                                                             ------------

               FLORIDA - 12.3%
     805,000   Florida HFA MFH Sr. Lien, Ser. I-1 ...................................    6.100   01/01/09         865,447
   1,000,000   Greater Orlando Aviation Auth. Orlando, FL, Arpt. Facs. Rev ..........    5.250   10/01/09       1,123,120
     400,000   Gulf Breeze, FL, Rev. (Miami Beach) Mandatory Put ....................    5.000   12/01/12         448,532
   1,000,000   Jacksonville, FL, Elect. Auth. Rev ...................................    1.000   10/01/30       1,000,000
   1,000,000   Pasco Co., FL, HFA MFH Rev. (Oak Trail Apts.) ........................    5.500   06/01/08       1,068,140
     455,000   Pensacola, FL, Airport Rev. ..........................................    5.400   10/01/07         510,442
                                                                                                             ------------
                                                                                                                5,015,681
                                                                                                             ------------

               ILLINOIS - 1.5%
     500,000   Chicago, IL, Met. Water Reclamation Dist. Escrowed to Maturity .......    7.000   01/01/11         623,770
                                                                                                             ------------

               INDIANA - 1.3%
     500,000   Indiana HFA Multi-Unit Mtg. Prog. Rev ................................    6.600   01/01/12         511,375
                                                                                                             ------------

               IOWA - 0.3%
     130,000   Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's Methodist
               Hosp.)Escrowed to Maturity ...........................................    6.000   08/15/09         133,338
                                                                                                             ------------

               KANSAS - 3.0%
   1,055,000   Sedgwick Co., KS, USD UT GO ..........................................    5.000   11/01/10       1,203,934
                                                                                                             ------------

               MASSACHUSETTS - 0.9%
     345,000   Massachusetts St. Ind. Fin. Agy. Rev. (Hudner Assoc.) ................    5.000   01/01/08         365,821
                                                                                                             ------------

               MISSISSIPPI - 2.5%
     250,000   Misissippi St. Capt. Impt. GO Prerefunded @ 100 ......................    5.000   11/01/08         285,190
     335,000   Mississippi Business Fin. Corp. IDR (Bomaine Corp.) ..................    5.200   05/01/11         348,993
     365,000   Mississippi Business Fin. Corp. IDR (Bomaine Corp.) ..................    5.300   05/01/12         379,553
                                                                                                             ------------
                                                                                                                1,013,736
                                                                                                             ------------

               NEBRASKA - 0.0%
       5,000   Nebraska Invest. Fin. Auth. Rev. (Foundation for Educ.
               Fund), Escrowed to Maturity ..........................................    7.000   11/01/09           5,072
                                                                                                             ------------

               NEVADA - 1.3%
     495,000   Las Vegas, NV, Spl. Impt. Dist. Rev ..................................    5.250   06/01/12         540,629
                                                                                                             ------------

                                                                              55

TAX-FREE INTERMEDIATE TERM FUND
(CONTINUED)
=========================================================================================================================
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     MUNICIPAL OBLIGATIONS - 104.0% (CONTINUED)                                RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
               NEW YORK - 4.1%
$    200,000   Hempstead Town, NY, GO ...............................................    5.000   02/15/10    $    220,422
   1,250,000   New York St. Twy. Auth. Svc. Contract Rev ............................    5.500   04/01/13       1,439,550
                                                                                                             ------------
                                                                                                                1,659,972
                                                                                                             ------------

               OHIO - 50.5%
     275,000   Akron, OH, GO ........................................................    6.000   11/01/11         327,415
   1,000,000   Bowling Green St. University, OH, General Receipts ...................    5.750   06/01/12       1,163,940
   1,000,000   Butler Co., OH, Hosp. Fac. Rev. (Middletown Regional Hosp.) ..........    3.000   11/01/17       1,000,000
     465,000   Cincinnati, OH, Police & Fireman's Disability GO .....................    5.750   12/01/16         538,754
     325,000   Columbus, OH, GO .....................................................    4.750   06/15/10         356,535
     374,530   Columbus, OH, Special Assessment GO ..................................    5.050   04/15/08         414,092
   1,000,000   Cuyahoga Co., OH, Mtg. Rev. (West Tech. Apts. Proj.) .................    5.100   09/20/10       1,082,690
     415,000   Dublin, OH, Var. Purp. Impt. GO ......................................    6.000   12/01/15         489,090
     500,000   Erie Co., OH, Hosp. Facs. Rev., (Fireland Regl. Med. Ctr.) ...........    6.000   08/15/13         569,930
   1,005,000   Franklin Co., OH, Health Care Rev. (First Comm. Village) .............    6.000   06/01/06       1,073,963
   1,075,000   Franklin Co., OH, Hosp. Rev. Impt. (Childrens Hosp. Proj.) ...........    5.500   05/01/12       1,248,871
   1,000,000   Franklin Co., OH, Rev. (Online Computer Library Ctr.) ................    4.650   10/01/11       1,069,540
   1,000,000   Hamilton Co., OH, Sewer Sys. Rev .....................................    5.500   12/01/11       1,178,410
   1,000,000   Indian Hill, OH, EVSD GO .............................................    5.250   12/01/14       1,135,280
   1,000,000   Lorain Co., OH, Hosp. Rev. (Catholic Health) .........................    5.625   10/01/11       1,125,540
     230,000   Lorain, OH, LT GO ....................................................    4.500   12/01/14         248,890
     250,000   Lorain, OH, LT GO ....................................................    4.625   12/01/15         269,275
     480,000   Midview, OH, LSD COP .................................................    4.250   11/01/09         513,883
      95,000   Ohio St. EDR Ohio Enterprise Bond Fd. (Cheryl & Co.) .................    5.500   12/01/04          98,304
     115,000   Ohio St. EDR Ohio Enterprise Bond Fd. (Smith Steelite Proj.) .........    5.600   12/01/03         116,918
     500,000   Ohio St. IDR (Bomaine Corporation Proj.) .............................    5.500   11/01/07         511,030
     275,000   Ohio St. Pub. Facs. Comm. Mental Health ..............................    5.200   06/01/12         310,274
     540,000   Ohio St. Revitalization Proj .........................................    5.000   10/01/08         612,592
   1,000,000   Ohio St. University General Receipts Rev .............................    5.125   12/01/11       1,137,110
     615,000   Ohio St. University General Receipts Rev .............................    5.750   12/01/13         728,916
   1,035,000   Reading, OH, Rev. (St. Mary's Educ. Institute) .......................    5.550   02/01/10       1,170,306
     530,000   Toledo, OH, GO .......................................................    6.000   12/01/06         606,150
     660,000   West Chester Twp., OH, GO ............................................    5.500   12/01/14         763,785
     600,000   West Clermont, OH, LSD GO Partially Prerefunded @ 100 ................    6.150   12/01/08         665,436
                                                                                                             ------------
                                                                                                               20,526,919
                                                                                                             ------------

               PENNSYLVANIA - 4.6%
     250,000   Lehigh Co., PA, Indl. Dev. Auth. Poll. Ctl. Rev. (PPL Elec. Utils.) ..    3.125   11/01/08         256,030
     500,000   Pennsylvania Fin. Auth. Muni. Capital Impt. Proj. Rev ................    6.600   11/01/09         518,470
   1,000,000   Pennsylvania St. Higher Educ. Facs. (St. Josephs College) ............    5.000   05/01/11       1,081,890
                                                                                                             ------------
                                                                                                                1,856,390
                                                                                                             ------------

               SOUTH CAROLINA - 4.5%
   1,000,000   Richland Co., SC, (Intl. Paper Co.), Ser. A ..........................    4.250   10/01/07       1,044,560
     725,000   Richland-Lexington, SC, Airport Dist. Rev. (Columbia Metro.) .........    6.000   01/01/08         767,608
                                                                                                             ------------
                                                                                                                1,812,168
                                                                                                             ------------

               TENNESSEE - 6.4%
     500,000   Memphis-Shelby Co., TN, Arpt. Spl. Facs. Rev. (Federal
               Express Corp.) .......................................................    5.050   09/01/12         537,950
   1,000,000   Montgomery Co., TN, UT GO ............................................    4.500   05/01/11       1,095,460
     835,000   Shelby Co., TN, Sports Auth. (Memphis Arena Proj.), Ser. A ...........    5.500   11/01/13         970,813
                                                                                                             ------------
                                                                                                                2,604,223
                                                                                                             ------------

56

TAX-FREE INTERMEDIATE TERM FUND
(CONTINUED)
=========================================================================================================================
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     MUNICIPAL OBLIGATIONS - 104.0% (CONTINUED)                                RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
               TEXAS - 4.8%
$    500,000   Austin, TX, Hotel Occupancy Tax, Rev., Ref-Sub Lien ..................    5.750   11/15/12    $    587,240
     585,000   Denton Co., TX, Permanent Impt. GO ...................................    5.000   07/15/12         648,922
      87,311   Midland, TX, HFC Rev., Ser. A-2 ......................................    8.450   12/01/11          93,761
     515,000   Robinson, TX, ISD GO .................................................    5.750   08/15/10         596,025
      10,000   San Antonio, TX, Elec. & Gas Rev., Escrowed to Maturity ..............    5.000   02/01/12          11,430
                                                                                                             ------------
                                                                                                                1,937,378
                                                                                                             ------------
               TOTAL MUNICIPAL OBLIGATIONS ..........................................                        $ 42,269,284
                                                                                                             ------------

               CASH EQUIVALENTS - 0.1%
$     50,000   Merrill Lynch Institutional Tax-Exempt Fund ..........................                        $     50,000
                                                                                                             ------------

               TOTAL INVESTMENT SECURITIES - 104.1%
               (Amortized Cost $39,559,115) .........................................                        $ 42,319,284

               LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1%) .......................                          (1,668,106)
                                                                                                             ------------

               NET ASSETS - 100.0% ..................................................                        $ 40,651,178
                                                                                                             ============

See accompanying notes to portfolio of investments and notes to financial statements.

TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003

=========================================================================================================================
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 37.3%                     RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    475,000   Delaware St. Health Fac. Auth. Rev. (Kent General Hosp.),
               Prerefunded @ 102 ....................................................    5.250   07/01/03    $    484,500
     180,000   Delaware St. Health Fac. Auth. Rev. (Kent General Hosp.),
               Prerefunded @ 102 ....................................................    5.250   07/01/03         183,600
     200,000   Pennsylvania St. Higher Ed. Assistance Agcy. Student Ln. Rev .........    2.350   07/01/03         200,000
     200,000   Pennsylvania St. Higher Ed. Assistance Agcy. Student Ln. Rev .........    2.700   07/01/03         200,000
     100,000   Savannah, GA, Hosp. Auth. Rev. (St. Joseph Hosp. Proj.),
               Prerefunded @ 102 ....................................................    6.200   07/01/03         102,000
     240,000   Hudson Co., NJ, Impt. Auth. Lease Rev. (Union City Lease Proj.) ......    4.250   07/15/03         240,265
     425,000   Bucyrus, OH, GO (Storm Water Drainage Sys.) ..........................    2.500   07/16/03         425,043
     350,000   Bellefontaine, OH, GO BANS (South Main Street) .......................    2.100   07/31/03         350,144
   1,080,000   Breathitt Co., KY, Justice Ctr. Corp. Rev. BANS ......................    2.500   08/01/03       1,079,999
     245,000   Potter Co., PA, Hosp. Auth. Rev. (Charles Cole Memorial Hosp.) .......    5.200   08/01/03         245,686
     160,000   San Antonio, TX, LT GO, Prerefunded @100 .............................    4.000   08/01/03         160,367
     120,000   Richland Co., OH, GO BANS ............................................    2.650   08/13/03         120,112
     100,000   Dallas, TX, ISD, Prerefunded @ 100 ...................................    5.600   08/15/03         100,539
     100,000   Dripping Springs, TX, ISD ............................................    7.500   08/15/03         100,774
     250,000   Rib Mountain, WI, UT GO ..............................................    3.000   09/01/03         250,738
     105,000   South Dakota St. Health & Ed. Fac. Auth. Rev.
               (Westhills Village), Prerefunded @ 102 ...............................    7.250   09/01/03         108,144
     100,000   Connecticut St. Spl. Tax Oblig. Rev., Prerefunded @ 101.5 ............    4.600   10/01/03         101,591
     750,000   Symmes Twp., OH, BANS ................................................    2.000   10/15/03         751,295
     300,000   North Randall, OH, Temp. Bonds .......................................    2.100   10/17/03         300,219
     250,000   Marathon Co., WI, UT GO ..............................................    2.500   11/01/03         251,004
     415,000   Midview, OH, LSD COP .................................................    1.300   11/01/03         415,000
     745,000   Bucyrus, OH, GO (Waterworks Sys. Fac.) ...............................    1.990   11/13/03         745,379
     250,000   Oakwood, OH, GO BANS .................................................    2.250   11/13/03         250,182
     100,000   Central Falls, RI, UT GO .............................................    4.700   11/15/03         101,272
     145,000   Centerville, OH, CSD UT GO ...........................................    2.000   12/01/03         145,450
     100,000   Hempstead Town, NY, IDA Res. Recovery Rev ............................    4.500   12/01/03         101,307
     100,000   Houston, TX, Wtr. & Swr. Sys. Rev ....................................    5.000   12/01/03         101,564
   1,500,000   Obetz, OH, BANS ......................................................    1.700   12/12/03       1,502,010
     140,000   Salt River, AZ, Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.,
               Prerefunded @ 102 ....................................................    5.000   01/01/04         145,298
     130,000   Salt River, AZ, Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.,
               Prerefunded @ 102 ....................................................    5.000   01/01/04         136,283
     738,550   American Muni. Pwr. OH, Inc. BANS (Milan Village) ....................    1.400   01/15/04         738,550
     200,000   Scarsdale, NY, Un. Free Sch. Dist ....................................    5.500   01/15/04         202,327
     250,000   Deerfield Twp., OH, TANS .............................................    2.100   01/28/04         250,712
     675,000   American Muni. Pwr. OH, Inc. BANS (Lakeview Village) .................    1.400   02/05/04         675,000
     300,000   Berkeley Co., WV, Pub. Svc. Dist. Wtr. Rev ...........................    2.000   03/01/04         301,288
     300,000   Portsmouth, OH, Wtr. Sys. Rev ........................................    1.600   04/01/04         300,000
     200,000   Bloomville, OH, BANS .................................................    2.160   05/06/04         201,103
     735,000   Monroe, OH, BANS .....................................................    1.800   05/06/04         737,459
     120,000   Lebanon, OH, BANS (Fire Dept. Impt.) .................................    1.650   05/20/04         120,367
     100,000   Kentucky St. Higher Ed. Student Ln. Corp. Insd. Student Ln. Rev ......    5.200   06/01/04         103,030
     500,000   Spencerville, OH, BANS (Wtr. Sys. Impt.) .............................    1.950   06/02/04         501,381

58

TAX-FREE MONEY MARKET FUND
(CONTINUED)
=========================================================================================================================
   PRINCIPAL   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 37.3%                    COUPON   MATURITY       MARKET
    AMOUNT     (CONTINUED)                                                               RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    525,000   American Muni. Pwr. OH, Inc. BANS (Grafton Village) ..................    1.250   06/17/04    $    525,000
     875,000   Blanchester, OH, Wtr. Sys. Impt. BANS ................................    1.950   07/08/04         877,013
                                                                                                             ------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ..................                        $ 14,932,995
                                                                                                             ------------

-------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     FLOATING & VARIABLE DEMAND NOTES - 48.9%                                  RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    580,000   Arvada, CO, Water Util. Rev ..........................................    1.300   07/01/03    $    580,000
     300,000   Broward Co., FL, Health Fac. Auth. Rev. (John Knox Village) ..........    1.150   07/01/03         300,000
     200,000   Collier Co., FL, Health Fac. Auth. Hosp. Rev. (Cleveland Clinic) .....    0.980   07/01/03         200,000
     200,000   Grand Forks, ND, Hosp. Fac. Rev. (United Hosp. Oblig.
               Group Proj.) .........................................................    1.030   07/01/03         200,000
     500,000   Jacksonville, FL, Elec. Auth. Rev., Var. (Sub. Elec. Sys.), Ser. B ...    1.000   07/01/03         500,000
     200,000   Jacksonville, FL, Health Facs. Hosp. Rev. (Genesis Rehab Hosp.) ......    1.000   07/01/03         200,000
     400,000   Martin Co., FL, PCR (Florida Power & Light) ..........................    1.050   07/01/03         400,000
     200,000   Municipal Secs. Trust Ctfs., Ser. 2001-161 (Florida Brd.
               of Educ.) ............................................................    1.030   07/01/03         200,000
     500,000   Ohio State Air Quality Rev. PCR (OH Edison) ..........................    0.950   07/01/03         500,000
     200,000   Reno, NV, Hosp. Rev. (St. Marys) .....................................    1.000   07/01/03         200,000
     765,000   E-470 Pub. Highway Auth. Colorado Rev. (Vehicle
               Registration Fee) ....................................................    0.950   07/02/03         765,000
     100,000   East Carolina Univ. Rev. (Ficklen Stadium Proj.) .....................    1.100   07/02/03         100,000
     900,000   Eddyville, IA, IDR (Heartland Lysine, Inc.) ..........................    2.700   07/02/03         900,000
     200,000   Illinois Hsg. Dev. Auth. MFH Rev. (Lakeshore Plaza) ..................    0.950   07/02/03         200,000
     100,000   Knox, IN, EDR (J.W. Hicks, Inc. Proj.) ...............................    1.250   07/02/03         100,000
   1,415,000   New York City, NY, Transitional Fin. Auth ............................    1.000   07/02/03       1,415,000
     100,000   Northeastern PA, Hosp. & Edl. Auth. (Wyoming Vy. Healthcare) .........    1.050   07/02/03         100,000
     105,000   Pinellas Co., FL, Ed. Fac. Auth. Rev. (Canterbury Sch. of FL) ........    0.950   07/02/03         105,000
     375,000   Port Kalama, WA, Pub. Corp. Port. (Conagra, Inc. Proj.) ..............    1.150   07/02/03         375,000
     710,000   Port Seattle, WA, IDC Aprt. Rev. (Alaska Airlines Inc.) ..............    1.150   07/02/03         710,000
   1,100,000   Scio Twnshp., MI, EDR (ADP Network) ..................................    1.530   07/02/03       1,100,000
     560,000   Boone Co., KY, Indl. Bldg. Rev. (The Hennegan Co. Proj.) .............    1.100   07/03/03         560,000
     240,000   Boulder Co., CO, Dev. Rev. (Humane Society Inc.) .....................    1.100   07/03/03         240,000
     100,000   Catawba Co., NC, Indl. Facs. (Lucky 7 Dev. Group) ....................    1.200   07/03/03         100,000
     545,000   Eden Prairie, MN, MFH Rev. (Lake Place Apts.) ........................    1.100   07/03/03         545,000
     335,000   Fargo, ND, Coml. Dev. Rev., Ref. (Kelly Inns. Fargo Proj.) ...........    1.100   07/03/03         335,000
     410,000   Greenwood, IN, EDR (Health Quest Realty) .............................    1.290   07/03/03         410,000
     130,000   Henderson, NV, Pub. Impt. MFH Rev. (Pueblo I), Ser. A ................    1.150   07/03/03         130,000
     595,000   Hillsborough Co., FL, HFA MFH Rev. (Brandon) .........................    1.000   07/03/03         595,000
     460,000   Illinois Dev. Auth. IDR (Hoda LLC) ...................................    1.300   07/03/03         460,000
     235,000   Indiana St. EDR (Earlham College) ....................................    1.100   07/03/03         235,000
     894,000   Indianapolis, IN, EDR (Pedcore Invts. Waterfront) ....................    1.340   07/03/03         894,000
     390,000   Iowa HFA Health Care Rev. (Wesley Retirement Svcs. Inc.) .............    1.100   07/03/03         390,000
     470,000   Lancaster Co., NE, IDR (Garner Ind.) .................................    1.180   07/03/03         470,000
   1,085,000   Mankato, MN, IDR, Ser. 1998 (Sacco Family LP Proj.) ..................    1.300   07/03/03       1,085,000
     150,000   Maricopa Co., AZ, IDR (McLane Co.) ...................................    1.500   07/03/03         150,000
     110,000   Mississippi Bus. Fin. Corp. (Arch Aluminum & Glass) ..................    1.250   07/03/03         110,000
     100,000   New Hampshire St. Bus. Fin. Auth. (Foundation for
               Seacoast Health) .....................................................    1.000   07/03/03         100,000
   1,200,000   New Hampshire St. Bus. Fin. Auth. (Valley Regional Hosp.) ............    1.000   07/03/03       1,200,000

                                                                              59

TAX-FREE MONEY MARKET FUND
(CONTINUED)
=========================================================================================================================
   PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES - 48.9%                                 COUPON   MATURITY       MARKET
    AMOUNT     (CONTINUED)                                                               RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    125,000   Philadelphia, PA, Hosp. & Higher Ed. Fac. Auth. Rev. (The
               Philadelphia Sch.) ...................................................    1.000   07/03/03    $    125,000
   1,105,000   Salina, KS, Rev. (Salina Center Mall Ltd.) ...........................    1.200   07/03/03       1,105,000
     500,000   Seminole Co., FL, IDA Health Fac. (Florida Living
               Nursing Center) ......................................................    1.180   07/03/03         500,000
     705,000   St. Louis, MO, Clearance Redev. Auth. (Lamment Bldg.) ................    1.150   07/03/03         705,000
                                                                                                             ------------
               TOTAL  FLOATING & VARIABLE DEMAND NOTES ..............................                        $ 19,594,000
                                                                                                             ------------

-------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS - 15.6%                                         RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    530,000   Lexington-Fayette Co., KY, Urban Govt. Rev.
               (Providence Montessori) ..............................................    2.250   07/01/03    $    530,000
   1,000,000   Pulaski Co., KY, Solid Wst. Disp. Rev. (East KY Pwr.) ................    1.300   08/15/03       1,000,000
     500,000   Sabine River, TX, IDA (Northeast TX Elec. Coop.) .....................    1.250   08/15/03         500,000
     705,000   Summit Co., OH, IDR (S.D. Myers Inc. Proj.) ..........................    2.000   08/15/03         705,000
   1,200,000   Owensboro, KY, IDR, Ser. 1985 (Dart Container) .......................    1.900   09/01/03       1,200,000
     145,000   Portage Co., OH, IDR (Neidlinger Proj.) ..............................    2.150   09/01/03         145,000
     140,000   Summit Co., OH, IDR (Keltec Inc. Proj.) ..............................    2.150   09/01/03         140,000
     510,000   Summit Co., OH, IDR (Struktol Co. America Proj.) .....................    2.150   09/01/03         510,000
      75,000   Summit Co., OH, IDR (Triscari Proj.) .................................    2.150   09/01/03          75,000
     120,000   Cuyahoga Co.,OH, IDR (Halle Office Bldg.) ............................    1.210   10/01/03         120,000
     325,000   Summit Co., OH, IDR (L & W Mfg. Proj.) ...............................    2.150   10/01/03         325,000
   1,000,000   Westmoreland Co., PA, IDR (White Consolidated Industries) ............    1.265   12/01/03       1,000,000
                                                                                                             ------------
               TOTAL ADJUSTABLE RATE PUT BONDS ......................................                        $  6,250,000
                                                                                                             ------------

               TOTAL INVESTMENT SECURITIES- 101.8%
               (Amortized Cost $40,776,995) .........................................                        $ 40,776,995

               LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8%) .......................                            (709,895)
                                                                                                             ------------
               NET ASSETS - 100.0% ..................................................                        $ 40,067,100
                                                                                                             ============

See accompanying notes to portfolio of investments and notes to financial statements.

NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 2003
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at June 30, 2003.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

ARPB - Adjustable Rate Put Bond
BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDR - Economic Development Revenue
EVSD - Exempted Village School District
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
ISD - Independent School District
LSD - Local School District
LT - Limited Tax
MFA - Multi-Family Authority
MFH - Multi-Family Housing
MFM - Multi-Family Mortgage
PCR - Pollution Control Revenue
TANS - Tax Anticipation Notes
USD - Unified School District
UT - Unlimited Tax

REPORT OF INDEPENDENT AUDITORS
================================================================================

To the Shareholders and
Board of Trustees of the Touchstone Tax-Free Trust

We have audited the accompanying statements of assets and liabilities of Touchstone Tax-Free Trust comprising the Tax-Free Money Market Fund, California Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund, Florida Tax-Free Money Market Fund, Tax-Free Intermediate Term Fund, and Ohio Insured Tax-Free Fund (the "Funds"), including the portfolios of investments, as of June 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the four years then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for each of the respective years or periods ended June 30, 1999 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on the financial highlights in their report dated August 6, 1999.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Touchstone Tax-Free Trust as of June 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for each of the four years then ended in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Cincinnati, Ohio
August 7, 2003

THIS PAGE INTENTIONALLY LEFT BLANK.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

A Member of Western & Southern Financial Group

[GRAPHIC]




                                                   December 31, 2003 (Unaudited)
--------------------------------------------------------------------------------


[LOGO] TOUCHSTONE
       INVESTMENTS

--------------------------------------------------------------------------------
                           SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

Touchstone California Tax-Free Money Market Fund

Touchstone Florida Tax-Free Money Market Fund

Touchstone Ohio Insured Tax-Free Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone Tax-Free Intermediate Term Fund

Touchstone Tax-Free Money Market Fund



       Research    o    Design    o    Select    o    Monitor

--------------------------------------------------------------------------------
                                 Tax-Exempt
--------------------------------------------------------------------------------

TABLE OF CONTENTS
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                           3
--------------------------------------------------------------------------------
Statements of Operations                                                       8
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                           11
--------------------------------------------------------------------------------
Financial Highlights                                                          16
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 25
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
        California Tax-Free Money Market Fund                              35-37
--------------------------------------------------------------------------------
        Florida Tax-Free Money Market Fund                                 38-39
--------------------------------------------------------------------------------
        Ohio Insured Tax-Free Fund                                         40-41
--------------------------------------------------------------------------------
        Ohio Tax-Free Money Market Fund                                    42-46
--------------------------------------------------------------------------------
        Tax-Free Intermediate Term Fund                                    47-49
--------------------------------------------------------------------------------
        Tax-Free Money Market Fund                                         50-51
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            52
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)
===============================================================================================
                                                                   CALIFORNIA        FLORIDA
                                                                    TAX-FREE        TAX-FREE
                                                                  MONEY MARKET     MONEY MARKET
                                                                      FUND            FUND
-----------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .........................................    $ 81,923,449     $ 26,011,447
                                                                  =============================
   At market value ...........................................    $ 81,923,449     $ 26,011,447
Cash .........................................................          72,457           58,202
Interest receivable ..........................................         295,614          102,366
Other assets .................................................             515            1,230
                                                                  -----------------------------
TOTAL ASSETS .................................................      82,292,035       26,173,245
                                                                  -----------------------------

LIABILITIES
Dividends payable ............................................              --            9,116
Payable to Advisor ...........................................          32,433           11,651
Payable to affiliates ........................................          10,012            4,961
Other accrued expenses and liabilities .......................          45,457           38,262
                                                                  -----------------------------
TOTAL LIABILITIES ............................................          87,902           63,990
                                                                  -----------------------------

NET ASSETS ...................................................    $ 82,204,133     $ 26,109,255
                                                                  =============================

NET ASSETS CONSIST OF:
Paid-in capital ..............................................    $ 82,206,949     $ 26,109,843
Undistributed net investment income ..........................             104               --
Accumulated net realized losses from security transactions ...          (2,920)            (588)
                                                                  -----------------------------

NET ASSETS ...................................................    $ 82,204,133     $ 26,109,255
                                                                  =============================

Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....      82,207,231       26,109,831
                                                                  =============================
Net asset value, offering price and redemption price per share    $       1.00     $       1.00
                                                                  =============================

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)
===============================================================================================
                                                                      OHIO             OHIO
                                                                     INSURED         TAX-FREE
                                                                    TAX-FREE       MONEY MARKET
                                                                      FUND             FUND
-----------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .........................................    $ 59,221,291     $414,227,209
                                                                  =============================
   At market value ...........................................    $ 64,759,989     $414,227,209
Cash .........................................................           7,601               --
Interest receivable ..........................................         434,082          985,027
Receivable for capital shares sold ...........................           2,596               --
Receivable for securites sold ................................       1,464,375               --
Other assets .................................................           5,407            2,242
                                                                  -----------------------------
TOTAL ASSETS .................................................      66,674,050      415,214,478
                                                                  -----------------------------

LIABILITIES
Bank overdraft ...............................................              --          169,075
Dividends payable ............................................          85,806          132,998
Payable to Advisor ...........................................          25,651          158,025
Payable to affiliates ........................................          10,013           29,153
Payable for capital shares redeemed ..........................           4,611               --
Payable for securities purchased .............................       1,690,344               --
Other accrued expenses and liabilities .......................          67,802           92,613
                                                                  -----------------------------
TOTAL LIABILITIES ............................................       1,884,227          581,864
                                                                  -----------------------------

NET ASSETS ...................................................    $ 64,789,823     $414,632,614
                                                                  =============================

NET ASSETS CONSIST OF:
Paid-in Capital ..............................................    $ 59,159,198     $414,621,204
Accumulated net realized gains from security transactions ....          91,927           11,410
Net unrealized appreciation on investments ...................       5,538,698               --
                                                                  -----------------------------

NET ASSETS ...................................................    $ 64,789,823     $414,632,614
                                                                  =============================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ......................    $ 56,862,094     $         --
                                                                  =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....       4,676,347               --
                                                                  =============================
Net asset value and redemption price per share ...............    $      12.16     $         --
                                                                  =============================
Maximum offering price per share .............................    $      12.77     $         --
                                                                  =============================

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ......................    $    369,100     $         --
                                                                  =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....          30,268               --
                                                                  =============================
Net asset value and redemption price per share* ..............    $      12.19     $         --
                                                                  =============================
Maximum offering price per share .............................    $      12.19     $         --
                                                                  =============================

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
===============================================================================================
                                                                      OHIO             OHIO
                                                                     INSURED         TAX-FREE
                                                                    TAX-FREE       MONEY MARKET
                                                                      FUND             FUND
-----------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ......................    $  7,558,629     $         --
                                                                  =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....         619,519               --
                                                                  =============================
Net asset value and redemption price per share* ..............    $      12.20     $         --
                                                                  =============================
Maximum offering price per share .............................    $      12.20     $         --
                                                                  =============================

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares .......................    $         --     $174,694,981
                                                                  =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....              --      174,680,802
                                                                  =============================
Net asset value, offering price and redemption price per share*   $         --     $       1.00
                                                                  =============================

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares ................    $         --     $239,937,633
                                                                  =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....              --      239,926,791
                                                                  =============================
Net asset value, offering price and redemption price per share*   $         --     $       1.00
                                                                  =============================

* Redemption price per share varies by length of time shares are held. See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)
===============================================================================================
                                                                    TAX-FREE         TAX-FREE
                                                                  INTERMEDIATE     MONEY MARKET
                                                                    TERM FUND          FUND
-----------------------------------------------------------------------------------------------
ASSETS
Investment securities:

   At amortized cost .........................................    $ 35,658,140     $ 32,485,990
                                                                  =============================
   At market value ...........................................    $ 37,683,732     $ 32,485,990
Cash .........................................................           4,154           50,927
Interest receivable ..........................................         412,280          132,391
Receivable for capital shares sold ...........................          18,473               --
Receivable for securities sold ...............................         536,170               --
Other assets .................................................          11,615           10,976
                                                                  -----------------------------
TOTAL ASSETS .................................................      38,666,424       32,680,284
                                                                  -----------------------------

LIABILITIES
Dividends payable ............................................          30,150              169
Payable to Advisor ...........................................          15,190           12,028
Payable to affiliates ........................................           8,855            9,400
Payable for capital shares redeemed ..........................          75,837               --
Other accrued expenses and liabilities .......................          66,990           51,710
                                                                  -----------------------------
TOTAL LIABILITIES ............................................         197,022           73,307
                                                                  -----------------------------

NET ASSETS ...................................................    $ 38,469,402     $ 32,606,977
                                                                  =============================

NET ASSETS CONSIST OF:
Paid-in Capital ..............................................    $ 36,416,022     $ 32,595,783
Undistributed net investment income ..........................              --              310
Undistributed net realized gains from security transactions ..          27,788           10,884
Net unrealized appreciation on investments ...................       2,025,592               --
                                                                  -----------------------------
NET ASSETS ...................................................    $ 38,469,402     $ 32,606,977
                                                                  =============================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ......................    $ 33,288,274     $ 19,272,097
                                                                  =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....       2,902,378       19,276,790
                                                                  =============================
Net asset value and redemption price per share ...............    $      11.47     $       1.00
                                                                  =============================
Maximum offering price per share .............................    $      12.04     $         --
                                                                  =============================

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ......................    $    478,677     $         --
                                                                  =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....          41,714               --
                                                                  =============================
Net asset value and redemption price per share* ..............    $      11.48     $         --
                                                                  =============================
Maximum offering price per share .............................    $      11.48     $         --
                                                                  =============================

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
===============================================================================================
                                                                    TAX-FREE         TAX-FREE
                                                                  INTERMEDIATE     MONEY MARKET
                                                                    TERM FUND          FUND
-----------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES

Net assets applicable to Class C shares ......................    $  4,702,451     $         --
                                                                  =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....         409,874               --
                                                                  =============================
Net asset value and redemption price per share* ..............    $      11.47     $         --
                                                                  =============================
Maximum offering price per share .............................    $      11.47     $         --
                                                                  =============================

PRICING OF CLASS S SHARES
Net assets applicable to Class S shares ......................    $         --     $ 13,334,880
                                                                  =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....              --       13,330,106
                                                                  =============================
Net asset value and redemption price per share* ..............    $         --     $       1.00
                                                                  =============================

* Redemption price per share varies by length of time shares are held. See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
================================================================================
                                                   CALIFORNIA        FLORIDA
                                                    TAX-FREE         TAX-FREE
                                                  MONEY MARKET     MONEY MARKET
                                                      FUND             FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ..............................    $    361,521     $    166,783
                                                  -----------------------------

EXPENSES
Investment advisory fees .....................         178,234           76,155
Distribution expenses ........................          89,117           38,077
Transfer agent fees ..........................          16,433            6,000
Accounting services fees .....................          15,000           12,000
Custodian fees ...............................          11,185            2,354
Reports to shareholders ......................           1,107               --
Postage and supplies .........................             201              327
Professional fees ............................           9,324            7,254
Administration ...............................          19,587            8,382
Pricing expenses .............................           4,937            2,259
Registration fees ............................           1,663              758
Trustees' fees and expenses ..................           4,518            4,546
Other expense ................................           2,509            1,109
                                                  -----------------------------
TOTAL EXPENSES ...............................         353,815          159,221
Fees waived by the Advisor ...................         (87,192)         (45,324)
                                                  -----------------------------
NET EXPENSES .................................         266,623          113,897
                                                  -----------------------------

NET INVESTMENT INCOME ........................          94,898           52,886
                                                  -----------------------------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS          (3,556)            (480)
                                                  -----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...    $     91,342     $     52,406
                                                  =============================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
================================================================================
                                                       OHIO             OHIO
                                                     INSURED          TAX-FREE
                                                     TAX-FREE       MONEY MARKET
                                                       FUND             FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ..............................    $  1,551,559     $  2,294,910
                                                  -----------------------------

EXPENSES
Investment advisory fees .....................         165,144          900,683
Distribution expenses, Class A ...............          72,858               --
Distribution expenses, Class B ...............           1,698               --
Distribution expenses, Class C ...............          37,157               --
Distribution expenses, Retail class ..........              --          208,060
Transfer agent fees, Class A .................          10,580               --
Transfer agent fees, Class B .................           6,000               --
Transfer agent fees, Class C .................           6,000               --
Transfer agent fees, Retail class ............              --           26,665
Transfer agent fees, Institutional class .....              --            6,000
Accounting services fees .....................          22,500           30,750
Registration fees, Class A ...................           2,121               --
Registration fees, Class B ...................           1,800               --
Registration fees, Class C ...................           1,430               --
Registration fees, Retail Class ..............              --           10,324
Reports to shareholders ......................             443               --
Postage and supplies .........................          15,572           33,906
Professional fees ............................          10,375            9,055
Custodian fees ...............................           6,362           25,742
Pricing expenses .............................           4,398           10,207
Administration fees ..........................          18,165           98,678
Trustees' fees and expenses ..................           4,469            4,533
Other expenses ...............................             689            3,649
                                                  -----------------------------
TOTAL EXPENSES ...............................         387,761        1,368,252
Fees waived by the Advisor ...................        (110,860)        (113,882)
                                                  -----------------------------
NET EXPENSES .................................         276,901        1,254,370
                                                  -----------------------------

NET INVESTMENT INCOME ........................       1,274,658        1,040,540
                                                  -----------------------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from security transactions        (157,636)              --
Net change in unrealized appreciation/
  depreciation on investments ................        (271,174)              --
                                                  -----------------------------
NET REALIZED AND UNREALIZED LOSSES
  ON INVESTMENTS                                      (428,810)              --
                                                  -----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...    $    845,848     $  1,040,540
                                                  =============================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
================================================================================
                                                    TAX-FREE         TAX-FREE
                                                  INTERMEDIATE     MONEY MARKET
                                                   TERM FUND           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ..............................    $    883,528     $    225,472
                                                  -----------------------------

EXPENSES
Investment advisory fees .....................          99,064           83,820
Distribution expenses, Class A ...............          42,978           23,980
Distribution expenses, Class B ...............           2,014               --
Distribution expenses, Class C ...............          24,202               --
Distribution expenses, Class S ...............              --           43,033
Transfer agent fees, Class A .................          14,700           12,094
Transfer agent fees, Class B .................           6,000               --
Transfer agent fees, Class C .................           6,000               --
Transfer agent fees, Class S .................              --            6,000
Accounting services fees .....................          19,500           15,750
Registration fees, Class A ...................           5,053            5,893
Registration fees, Class B ...................           3,989               --
Registration fees, Class C ...................           4,463               --
Registration fees, Class S ...................              --            9,714
Postage and supplies .........................          18,247           12,229
Professional fees ............................          10,388            9,270
Custodian fees ...............................           3,226            3,552
Pricing expenses .............................           4,558            2,884
Administration fees ..........................          10,897            9,231
Trustees' fees and expenses ..................           4,251            4,469
Other expenses ...............................             987              224
                                                  -----------------------------
TOTAL EXPENSES ...............................         280,517          242,143
Fees waived by the Advisor ...................         (65,209)         (74,747)
                                                  -----------------------------
NET EXPENSES .................................         215,308          167,396
                                                  -----------------------------

NET INVESTMENT INCOME ........................         668,220           58,076
                                                  -----------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions          126,017               12
Net change in unrealized appreciation/
  depreciation on investments ................        (734,577)              --
                                                  -----------------------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS ....................        (608,560)              12
                                                  -----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...    $     59,660     $     58,088
                                                  =============================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================================================
                                                     CALIFORNIA                              FLORIDA
                                                      TAX-FREE                              TAX-FREE
                                                    MONEY MARKET                          MONEY MARKET
                                                        FUND                                  FUND
                                         -----------------------------------------------------------------------
                                           SIX MONTHS                            SIX MONTHS
                                              ENDED              YEAR               ENDED             YEAR
                                           DECEMBER 31,         ENDED            DECEMBER 31,         ENDED
                                              2003             JUNE 30,             2003             JUNE 30,
                                           (UNAUDITED)           2003            (UNAUDITED)           2003
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...............    $       94,898     $      491,326     $       52,886     $      198,377
Net realized gains (losses) from
   security transactions ............            (3,556)               251               (480)             7,941
                                         -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS .......................            91,342            491,577             52,406            206,318
                                         -----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ..........           (94,794)          (491,598)           (52,886)          (198,377)
From net realized gains .............                --             (5,641)                --                 --
                                         -----------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ....           (94,794)          (497,239)           (52,886)          (198,377)
                                         -----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ...........       108,740,357        231,465,121         26,910,481         60,228,779
Reinvested distributions ............            95,139            481,616             10,597             69,053
Payments for shares redeemed ........       (96,973,158)      (246,001,399)       (30,467,977)       (48,777,163)
                                         -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL SHARE TRANSACTIONS ..        11,862,338        (14,054,662)        (3,546,899)        11,520,669
                                         -----------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS .......................        11,858,886        (14,060,324)        (3,547,379)        11,528,610

NET ASSETS
Beginning of period .................        70,345,247         84,405,571         29,656,634         18,128,024
                                         -----------------------------------------------------------------------
End of period .......................    $   82,204,133     $   70,345,247     $   26,109,255     $   29,656,634
                                         =======================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================================================
                                                                                              OHIO
                                                   OHIO INSURED                             TAX-FREE
                                                     TAX-FREE                             MONEY MARKET
                                                       FUND                                   FUND
                                         -----------------------------------------------------------------------
                                           SIX MONTHS                            SIX MONTHS
                                              ENDED              YEAR               ENDED             YEAR
                                           DECEMBER 31,         ENDED            DECEMBER 31,         ENDED
                                              2003             JUNE 30,             2003             JUNE 30,
                                           (UNAUDITED)           2003            (UNAUDITED)           2003
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...............    $    1,274,658     $    2,548,395     $    1,040,540     $    3,785,390
Net realized gains (losses) from
   security transactions ............          (157,636)           899,591                 --             31,700
Net change in unrealized appreciation/
   depreciation on investments ......          (271,174)         2,092,804                 --                 --
                                         -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ..................           845,848          5,540,790          1,040,540          3,817,090
                                         -----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .        (1,150,208)        (2,351,509)                --                 --
From net investment income, Class B .            (5,447)            (8,218)                --                 --
From net investment income, Class C .          (119,003)          (188,668)                --                 --
From net investment income, Retail ..                --                 --           (299,324)        (1,374,359)
From net investment income, Institutional            --                 --           (741,216)        (2,411,031)
From net realized gains, Class A ....          (542,257)          (332,541)                --                 --
From net realized gains, Class B ....            (3,447)            (1,419)                --                 --
From net realized gains, Class C ....           (71,180)           (31,146)                --                 --
                                         -----------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ....        (1,891,542)        (2,913,501)        (1,040,540)        (3,785,390)
                                         -----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...........        41,735,675        166,427,209                 --                 --
Reinvested distributions ............         1,065,591          1,811,604                 --                 --
Payments for shares redeemed ........       (44,697,588)      (165,318,707)                --                 --
                                         -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS A SHARE TRANSACTIONS ..        (1,896,322)         2,920,106                 --                 --
                                         -----------------------------------------------------------------------

CLASS B
Proceeds from shares sold ...........            62,444            136,163                 --                 --
Reinvested distributions ............             6,013              7,253                 --                 --
Payments for shares redeemed ........            (3,646)            (4,117)                --                 --
                                         -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
   SHARE TRANSACTIONS ...............            64,811            139,299                 --                 --
                                         -----------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
================================================================================================================
                                                                                              OHIO
                                                   OHIO INSURED                             TAX-FREE
                                                     TAX-FREE                             MONEY MARKET
                                                       FUND                                   FUND
                                         -----------------------------------------------------------------------
                                           SIX MONTHS                            SIX MONTHS
                                              ENDED              YEAR               ENDED             YEAR
                                           DECEMBER 31,         ENDED            DECEMBER 31,         ENDED
                                              2003             JUNE 30,             2003             JUNE 30,
                                           (UNAUDITED)           2003            (UNAUDITED)           2003
----------------------------------------------------------------------------------------------------------------
CLASS C
Proceeds from shares sold ...........    $      545,432     $    2,962,425     $           --     $           --
Reinvested distributions ............           137,431            172,491                 --                 --
Payments for shares redeemed ........          (395,146)          (860,392)                --                 --
                                         -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C
   SHARE TRANSACTIONS ...............           287,717          2,274,524                 --                 --
                                         -----------------------------------------------------------------------

RETAIL
Proceeds from shares sold ...........                --                 --        199,836,421        447,218,674
Reinvested distributions ............                --                 --            300,744          1,369,314
Payments for shares redeemed ........                --                 --       (181,252,095)      (503,873,010)
                                         -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM RETAIL SHARE TRANSACTIONS ...                --                 --         18,885,070        (55,285,022)
                                         -----------------------------------------------------------------------

INSTITUTIONAL
Proceeds from shares sold ...........                --                 --        259,644,879        506,126,362
Reinvested distributions ............                --                 --             36,215            159,261
Payments for shares redeemed ........                --                 --       (285,863,112)      (450,864,267)
                                         -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM INSTITUTIONAL SHARE
   TRANSACTIONS .....................                --                 --        (26,182,018)        55,421,356
                                         -----------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS      (2,589,488)         7,961,218         (7,296,948)           168,034

NET ASSETS
Beginning of period .................        67,379,311         59,418,093        421,929,562        421,761,528
                                         -----------------------------------------------------------------------
End of period .......................    $   64,789,823     $   67,379,311     $  414,632,614     $  421,929,562
                                         =======================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================================================
                                                       TAX-FREE                             TAX-FREE
                                                     INTERMEDIATE                         MONEY MARKET
                                                       TERM FUND                              FUND
                                         -----------------------------------------------------------------------
                                           SIX MONTHS                            SIX MONTHS
                                              ENDED              YEAR               ENDED             YEAR
                                           DECEMBER 31,         ENDED            DECEMBER 31,         ENDED
                                              2003             JUNE 30,             2003             JUNE 30,
                                           (UNAUDITED)           2003            (UNAUDITED)           2003
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...............    $      668,220     $    1,388,560     $       58,076     $      204,839
Net realized gains from security
   transactions .....................           126,017            537,468                 12              9,642
Net change in unrealized appreciation/
   depreciation on investments ......          (734,577)           888,456                 --                 --
                                         -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ..................            59,660          2,814,484             58,088            214,481
                                         -----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .          (596,931)        (1,246,317)           (43,855)          (181,440)
From net investment income, Class B .            (5,481)            (4,372)                --                 --
From net investment income, Class C .           (65,808)          (137,871)                --                 --
From net investment income, Class S .                --                 --            (13,911)           (24,361)
From net realized gains, Class A ....                --                 --                 --            (42,682)
                                         -----------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ....          (668,220)        (1,388,560)           (57,766)          (248,483)
                                         -----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...........         1,944,636         12,754,363         11,814,278         29,377,332
Reinvested distributions ............           447,310            947,167             42,885            220,138
Payments for shares redeemed ........        (3,753,642)       (13,135,382)       (13,960,761)       (31,715,452)
                                         -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS A SHARE TRANSACTIONS ..        (1,361,696)           566,148         (2,103,598)        (2,117,982)
                                         -----------------------------------------------------------------------

CLASS B
Proceeds from shares sold ...........           127,900            333,811                 --                 --
Reinvested distributions ............             1,411              2,412                 --                 --
Payments for shares redeemed ........           (31,005)           (15,334)                --                 --
                                         -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
   SHARE TRANSACTIONS ...............            98,306            320,889                 --                 --
                                         -----------------------------------------------------------------------

CLASS C
Proceeds from shares sold ...........           227,399          2,985,278                 --                 --
Reinvested distributions ............            42,271             89,088                 --                 --
Payments for shares redeemed ........          (579,496)        (1,743,501)                --                 --
                                         -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS C SHARE TRANSACTIONS ..          (309,826)         1,330,865                 --                 --
                                         -----------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
================================================================================================================
                                                       TAX-FREE                             TAX-FREE
                                                     INTERMEDIATE                         MONEY MARKET
                                                       TERM FUND                              FUND
                                         -----------------------------------------------------------------------
                                           SIX MONTHS                            SIX MONTHS
                                              ENDED              YEAR               ENDED             YEAR
                                           DECEMBER 31,         ENDED            DECEMBER 31,         ENDED
                                              2003             JUNE 30,             2003             JUNE 30,
                                           (UNAUDITED)           2003            (UNAUDITED)           2003
----------------------------------------------------------------------------------------------------------------
CLASS S
Proceeds from shares sold ...........    $           --     $           --     $   32,761,342     $   60,088,784
Reinvested distributions ............                --                 --             14,026             24,213
Payments for shares redeemed ........                --                 --        (38,132,215)       (41,426,045)
                                         -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS S SHARE TRANSACTIONS ..                --                 --         (5,356,847)        18,686,952
                                         -----------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS .......................        (2,181,776)         3,643,826         (7,460,123)        16,534,968
                                         -----------------------------------------------------------------------

NET ASSETS
Beginning of period .................        40,651,178         37,007,352         40,067,100         23,532,132
                                         -----------------------------------------------------------------------
End of period .......................    $   38,469,402     $   40,651,178     $   32,606,977     $   40,067,100
                                         =======================================================================

See accompanying notes to financial statements.

CALIFORNIA TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                             -----------------------------------------------------------------------------------
Net investment income ................          0.001(A)       0.006          0.012          0.028          0.027          0.025
                                             -----------------------------------------------------------------------------------
Net realized gains on investments ....             --          0.000(A)       0.000(A)          --             --             --
                                             -----------------------------------------------------------------------------------
Dividends from net investment income .         (0.001)(A)     (0.006)        (0.012)        (0.028)        (0.027)        (0.025)
                                             -----------------------------------------------------------------------------------
Net asset value at end of period .....       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                             ===================================================================================
Total return .........................          0.26%(B)       0.65%          1.17%          2.84%          2.75%          2.56%
                                             ===================================================================================
Net assets at end of period (000's) ..       $ 82,204       $ 70,345       $ 84,406       $ 69,485       $ 62,900       $ 47,967
                                             ===================================================================================
Ratio of net expenses to
   average net assets ................          0.75%(B)       0.75%          0.75%          0.75%          0.75%          0.75%

Ratio of net investment income to
   average net assets ................          0.27%(B)       0.64%          1.13%          2.84%          2.72%          2.52%

(A)  Amount rounds to less than $0.0005.
(B)  Annualized.
See accompanying notes to financial statements.

FLORIDA TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                             -----------------------------------------------------------------------------------
Net investment income ................          0.002(A)       0.008          0.017          0.033          0.030          0.026
                                             -----------------------------------------------------------------------------------
Net realized gains (losses) on investments         --          0.000(A)      (0.000)(A)         --             --             --
                                             -----------------------------------------------------------------------------------
Dividends from net investment income .         (0.002)(A)     (0.008)        (0.017)        (0.033)        (0.030)        (0.026)
                                             -----------------------------------------------------------------------------------
Net asset value at end of period .....       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                             ===================================================================================
Total return .........................          0.35%(B)       0.76%          1.66%          3.30%          3.05%          2.68%
                                             ===================================================================================
Net assets at end of period (000's) ..       $ 26,109       $ 29,657       $ 18,128       $ 16,690       $ 18,244       $ 21,371
                                             ===================================================================================
Ratio of net expenses to
   average net assets ................          0.75%(B)       0.69%          0.65%          0.65%          0.73%          0.75%

Ratio of net investment income to
   average net assets ................          0.35%(B)       0.77%          1.64%          3.26%          2.98%          2.58%

(A)  Amount rounds to less than $0.0005.
(B)  Annualized.
See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  12.36       $  11.94       $  11.89       $  11.45       $  11.74       $  12.37
                                             -----------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income .............           0.24           0.49           0.53           0.56           0.58           0.58
   Net realized and unrealized gains
      (losses) on investments ........          (0.08)          0.49           0.07           0.44          (0.29)         (0.34)
                                             -----------------------------------------------------------------------------------
Total from investment operations .....           0.16           0.98           0.60           1.00           0.29           0.24
                                             -----------------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income         (0.36)         (0.49)         (0.53)         (0.56)         (0.58)         (0.58)
   Distributions from net realized gains           --          (0.07)         (0.02)            --             --          (0.29)
                                             -----------------------------------------------------------------------------------
Total distributions ..................          (0.36)         (0.56)         (0.55)         (0.56)         (0.58)         (0.87)
                                             -----------------------------------------------------------------------------------

Net asset value at end of period .....       $  12.16       $  12.36       $  11.94       $  11.89       $  11.45       $  11.74
                                             ===================================================================================

Total return(A) ......................           1.33%(B)       8.43%          5.15%          8.88%          2.60%          1.81%
                                             ===================================================================================

Net assets at end of period (000's) ..       $ 56,862       $ 59,683       $ 54,348       $ 54,791       $ 59,600       $ 62,737
                                             ===================================================================================

Ratio of net expenses to
   average net assets ................           0.75%(C)       0.75%          0.75%          0.75%          0.75%          0.75%

Ratio of net investment income to
   average net assets ................           3.95%(C)       4.03%          4.47%          4.77%          5.08%          4.72%

Portfolio turnover rate ..............             30%(C)         24%            28%            20%            66%            26%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Not annualized.
(C)  Annualized.
See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS B
FINANCIAL HIGHLIGHTS
==================================================================================================
                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED           YEAR           YEAR         PERIOD
                                            DECEMBER 31,     ENDED          ENDED          ENDED
                                               2003         JUNE 30,       JUNE 30,       JUNE 30,
                                            (UNAUDITED)       2003           2002          2001(A)
--------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  12.40       $  11.95       $  11.88       $  11.76
                                             -----------------------------------------------------

Income (loss) from investment operations:
   Net investment income .............           0.20           0.40           0.46           0.11
   Net realized and unrealized gains (losses)
      on investments .................          (0.10)          0.52           0.09           0.12
                                             -----------------------------------------------------
Total from investment operations .....           0.10           0.92           0.55           0.23
                                             -----------------------------------------------------

Less distributions:
   Dividends from net investment income         (0.31)         (0.40)         (0.46)         (0.11)
   Distributions from net realized gains           --          (0.07)         (0.02)            --
                                             -----------------------------------------------------
Total distributions ..................          (0.31)         (0.47)         (0.48)         (0.11)
                                             -----------------------------------------------------

Net asset value at end of period .....       $  12.19       $  12.40       $  11.95       $  11.88
                                             =====================================================

Total return(B) ......................          0.87%(C)       7.89%          4.72%          1.98%(C)
                                             =====================================================

Net assets at end of period (000's) ..       $    369       $    308       $    161       $     40
                                             =====================================================

Ratio of net expenses to average net assets     1.50%(D)       1.50%          1.50%          0.50%(D)

Ratio of net investment income to
   average net assets ................          3.20%(D)       3.26%          3.69%          1.40%(D)

Portfolio turnover rate ..............            30%(D)         24%            28%            20%(D)


(A)  Represents  the period from the initial  public  offering of shares (May 1,2001) through
     June 30, 2001.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C)  Not annualized.
(D)  Annualized.
See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $  12.41       $  11.96       $  11.89       $  11.44       $  11.74       $  12.37
                                             -----------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ..............          0.20           0.40           0.44           0.47           0.49           0.49
   Net realized and unrealized gains
      (losses) on investments .........         (0.10)          0.52           0.09           0.45          (0.30)         (0.34)
                                             -----------------------------------------------------------------------------------
Total from investment operations ......          0.10           0.92           0.53           0.92           0.19           0.15
                                             -----------------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income .       (0.31)         (0.40)         (0.44)         (0.47)         (0.49)         (0.49)
   Distributions from net realized gains           --          (0.07)         (0.02)            --             --          (0.29)
                                             -----------------------------------------------------------------------------------
Total distributions ...................         (0.31)         (0.47)         (0.46)         (0.47)         (0.49)         (0.78)
                                             -----------------------------------------------------------------------------------

Net asset value at end of period ......      $  12.20       $  12.41       $  11.96       $  11.89       $  11.44       $  11.74
                                             ===================================================================================

Total return(A) .......................         0.87%(B)       7.89%          4.54%          8.15%          1.75%          1.05%
                                             ===================================================================================

Net assets at end of period (000's) ...      $  7,559       $  7,388       $  4,910       $  4,526       $  3,585       $  4,740
                                             ===================================================================================

Ratio of net expenses to
   average net assets .................         1.50%(C)       1.50%          1.50%          1.50%          1.50%          1.50%

Ratio of net investment income to
   average net assets .................         3.20%(C)       3.27%          3.72%          4.00%          4.42%          3.97%

Portfolio turnover rate ...............           30%(C)         24%            28%            20%            66%            26%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Not annualized.
(C)  Annualized.
See accompanying notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND - RETAIL
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                             -----------------------------------------------------------------------------------
Net investment income ................          0.002(A)       0.008          0.015          0.033          0.031          0.027
                                             -----------------------------------------------------------------------------------
Net realized gains (losses) on investments         --          0.000(A)      (0.000)(A)         --             --             --
                                             -----------------------------------------------------------------------------------
Dividends from net investment income ..        (0.002)(A)     (0.008)        (0.015)        (0.033)        (0.031)        (0.027)
                                             -----------------------------------------------------------------------------------
Net asset value at end of period .....       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                             ===================================================================================
Total return .........................          0.37%(B)       0.78%          1.47%          3.31%          3.09%          2.73%
                                             ===================================================================================
Net assets at end of period (000's) ..       $174,695       $155,810       $211,083       $211,564       $214,561       $214,691
                                             ===================================================================================
Ratio of net expenses to average net assets     0.75%(B)       0.75%          0.75%          0.75%          0.75%          0.75%

Ratio of net investment income to
   average net assets ................          0.36%(B)       0.79%          1.46%          3.29%          3.04%          2.68%

(A)  Amount rounds to less than $0.0005.
(B)  Annualized.
See accompanying notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                             -----------------------------------------------------------------------------------
Net investment income .................         0.003(A)       0.010          0.017          0.035          0.033          0.029
                                             -----------------------------------------------------------------------------------
Net realized gains (losses) on investments         --          0.000(A)      (0.000)(A)         --             --             --
                                             -----------------------------------------------------------------------------------
Dividends from net investment income ..        (0.003)(A)     (0.010)        (0.017)        (0.035)        (0.033)        (0.029)
                                             -----------------------------------------------------------------------------------
Net asset value at end of period ......      $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                             ===================================================================================
Total return ..........................         0.59%(B)       1.03%          1.72%          3.58%          3.35%          2.98%
                                             ===================================================================================
Net assets at end of period (000's) ...      $239,938       $266,120       $210,679       $185,381       $132,889       $176,106
                                             ===================================================================================
Ratio of net expenses to average net assets     0.50%(B)       0.50%          0.50%          0.50%          0.50%          0.50%

Ratio of net investment income to
   average net assets .................         0.58%(B)       1.02%          1.69%          3.52%          3.25%          2.93%

(A)  Amount rounds to less than $0.0005.
(B)  Annualized.
See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  11.64       $  11.22       $  11.05       $  10.68       $  10.87       $  11.12
                                             -----------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ..............          0.20           0.42           0.45           0.47           0.48           0.48
   Net realized and unrealized gains
      (losses) on investments .........         (0.17)          0.42           0.17           0.37          (0.19)         (0.25)
                                             -----------------------------------------------------------------------------------
Total from investment operations ......          0.03           0.84           0.62           0.84           0.29           0.23
                                             -----------------------------------------------------------------------------------

Dividends from net investment income ..         (0.20)         (0.42)         (0.45)         (0.47)         (0.48)         (0.48)
                                             -----------------------------------------------------------------------------------

Net asset value at end of period ......      $  11.47       $  11.64       $  11.22       $  11.05       $  10.68       $  10.87
                                             ===================================================================================

Total return(A) .......................         0.28%(B)       7.61%          5.73%          7.99%          2.75%          2.07%
                                             ===================================================================================

Net assets at end of period (000's) ...      $ 33,288       $ 35,176       $ 33,350       $ 35,698       $ 36,817       $ 47,899
                                             ===================================================================================

Ratio of net expenses to
   average net assets .................         0.99%(C)       0.99%          0.99%          0.99%          0.99%          0.99%

Ratio of net investment income to
   average net assets .................         3.47%(C)       3.66%          4.07%          4.31%          4.47%          4.33%

Portfolio turnover rate ...............           18%(C)         46%            58%            51%            41%            51%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Not annualized.
(C)  Annualized.
See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS B
FINANCIAL HIGHLIGHTS
==================================================================================================
                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED           YEAR           YEAR         PERIOD
                                            DECEMBER 31,     ENDED          ENDED          ENDED
                                               2003         JUNE 30,       JUNE 30,       JUNE 30,
                                            (UNAUDITED)       2003           2002          2001(A)
--------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  11.65       $  11.23       $  11.06       $  10.96
                                             -----------------------------------------------------

Income (loss) from investment operations:
   Net investment income .............           0.16           0.34           0.37           0.06
   Net realized and unrealized gains
      (losses) on investments ........          (0.17)          0.42           0.17           0.10
                                             -----------------------------------------------------
Total from investment operations .....          (0.01)          0.76           0.54           0.16
                                             -----------------------------------------------------

Dividends from net investment income .          (0.16)         (0.34)         (0.37)         (0.06)
                                             -----------------------------------------------------

Net asset value at end of period .....       $  11.48       $  11.65       $  11.23       $  11.06
                                             =====================================================

Total return(B) ......................         (0.09%)(C)      6.87%          4.96%          1.50%(C)
                                             =====================================================

Net assets at end of period (000's) ..       $    479       $    386       $     60       $     --(D)
                                             =====================================================

Ratio of net expenses to average net assets     1.74%(E)       1.73%          1.74%          0.00%(E)(F)

Ratio of net investment income to
   average net assets ................          2.72%(E)       2.82%          3.31%          3.56%(E)

Portfolio turnover rate ..............            18%(E)         46%            58%            51%(E)

(A)  Represents  the period from the initial  public  offering of shares (May 1, 2001) through
     June 30, 2001.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C)  Not annualized.
(D)  Class B shares net assets are less than $1,000.
(E)  Annualized.
(F)  Rounds to less than 0.005%.
See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  11.64       $  11.23       $  11.06       $  10.68       $  10.88       $  11.12
                                             -----------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ..............          0.16           0.33           0.37           0.39           0.40           0.40
   Net realized and unrealized gains
      (losses) on investments .........         (0.17)          0.41           0.17           0.38          (0.20)         (0.24)
                                             -----------------------------------------------------------------------------------
Total from investment operations ......         (0.01)          0.74           0.54           0.77           0.20           0.16
                                             -----------------------------------------------------------------------------------

Dividends from net investment income ..         (0.16)         (0.33)         (0.37)         (0.39)         (0.40)         (0.40)
                                             -----------------------------------------------------------------------------------

Net asset value at end of period ......      $  11.47       $  11.64       $  11.23       $  11.06       $  10.68       $  10.88
                                             ===================================================================================

Total return(A) .......................        (0.10%)(B)      6.71%          4.94%          7.27%          1.88%          1.40%
                                             ===================================================================================

Net assets at end of period (000's) ...      $  4,702       $  5,090       $  3,597       $  3,043       $  3,374       $  4,634
                                             ===================================================================================

Ratio of net expenses to
   average net assets .................         1.74%(C)       1.74%          1.74%          1.74%          1.74%          1.74%

Ratio of net investment income to
   average net assets .................         2.72%(C)       2.90%          3.30%          3.56%          3.72%          3.58%

Portfolio turnover rate ...............           18%(C)         46%            58%            51%            41%            51%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Not annualized.
(C)  Annualized.
See accompanying notes to financial statements.

TAX-FREE MONEY MARKET FUND - CLASS A
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                             -----------------------------------------------------------------------------------
Net investment income .................         0.002(A)       0.008          0.017          0.034          0.032          0.027
                                             -----------------------------------------------------------------------------------
Net realized gains on investments .....            --          0.000(A)       0.000(A)          --             --             --
                                             -----------------------------------------------------------------------------------
Dividends from net investment income ..        (0.002)(A)     (0.008)        (0.017)        (0.034)        (0.032)        (0.027)
                                             -----------------------------------------------------------------------------------
Net asset value at end of period ......      $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                             ===================================================================================
Total return ..........................         0.46%(B)       0.99%          1.73%          3.45%          3.22%          2.75%
                                             ===================================================================================
Net assets at end of period (000's) ...      $ 19,272       $ 21,375       $ 23,532       $ 22,409       $ 25,194       $ 25,234
                                             ===================================================================================
Ratio of net expenses to average net assets     0.89%(B)       0.89%          0.89%          0.89%          0.89%          0.89%

Ratio of net investment income to
   average net assets .................         0.46%(B)       0.79%          1.71%          3.42%          3.15%          2.74%

(A)  Amount rounds to less than $0.0005.
(B)  Annualized.
See accompanying notes to financial statements.

TAX-FREE MONEY MARKET FUND - CLASS S
FINANCIAL HIGHLIGHTS
================================================================================
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED       PERIOD
                                                      DECEMBER 31,    ENDED
                                                          2003       JUNE 30,
                                                      (UNAUDITED)     2003(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .............   $  1.000      $  1.000
                                                       ----------------------
Net investment income ..............................      0.001(B)      0.001
                                                       ----------------------
Net realized gains on investments ..................         --         0.000(B)
                                                       ----------------------
Dividends from net investment income ...............     (0.001)(B)    (0.001)
                                                       ----------------------
Net asset value at end of period ...................   $  1.000      $  1.000
                                                       ======================
Total return .......................................      0.20%(C)      0.13%(C)
                                                       ======================
Net assets at end of period (000's) ................   $ 13,335      $ 18,692
                                                       ======================
Ratio of net expenses to average net assets ........      1.15%(C)      1.15%(C)

Ratio of net investment income to average net assets      0.19%(C)      0.31%(C)

(A) Represents the period from commencement of operations (February 3, 2003) through June 30, 2003.
(B)  Amount rounds to less than $0.0005.
(C)  Annualized.
See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (UNAUDITED)
================================================================================

1. ORGANIZATION

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, the Tax-Free Intermediate Term Fund and the Tax-Free Money Market Fund (individually, a Fund, and collectively, the Funds) are each a separate series of Touchstone Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The California Tax-Free Money Market Fund seeks the highest level of current income exempt from federal and California income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term California municipal obligations issued by the State of California, its agencies and municipalities, that pay interest that is exempt from both federal income tax and California income tax.

The Florida Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Florida municipal obligations issued by the State of Florida, its agencies and municipalities, that pay interest that is exempt from both federal income tax and the Florida intangible personal property tax.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily (at least 80% of assets) in high quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, that are protected by insurance guaranteeing the payment of principal and interest in the event of default.

The Ohio Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities, that pay interest that is exempt from both federal income tax and Ohio personal income tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal. The Fund invests primarily in municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, rated within the three highest rating categories. The Fund may also invest in municipal obligations rated in the fourth highest category.

The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The Ohio Tax-Free Money Market Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Retail shares) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and systematic withdrawal plans.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class B shares) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A, Class B and Class C share of the Funds represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which will cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Tax-Free Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets that are attributable to Class S shares). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation - California Tax-Free Money Market Fund, Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market
Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Insured Tax-Free Fund and Tax-Free Intermediate Term Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

Share valuation - The net asset value per share of the California Tax-Free Money Market Fund, Florida Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Insured Tax-Free Fund, Ohio Tax-Free Money Market Fund and the Tax-Free Intermediate Term Fund is also calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding attributable to that class.

The offering price per share of the California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Ohio Insured Tax-Free Fund and the Tax-Free Intermediate Term Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class B and Class C shares of each Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Intermediate Term Fund, is equal to the net asset value per share. However, Class B and Class C shares of the Ohio Insured Tax-Free Fund and the Tax-Free Intermediate Term Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00% (if redeemed within a one-year period from the date of purchase), respectively, of the original purchase price.

Investment income - Interest income is accrued as earned and includes, where applicable, the pro rata amortization of premium or accretion of discount.

Distributions to shareholders - Dividends from net investment income are distributed daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

When-issued securities - The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At December 31, 2003, the market value of securities segregated for these types of transactions (Pasco, Co., FL, HFA MFH Rev. (Oak Trail Apts.)) for the Tax-Free Intermediate Term Fund was $1,056,040.

Allocations - Investment income earned by the Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of all classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated daily to each Fund based on the proportional share of each Fund's assets in relation to net assets of each Fund or another reasonable measure.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2003 and 2002 was as follows:

----------------------------------------------------------------------------------------------------------------
                                   CALIFORNIA TAX-FREE          FLORIDA TAX-FREE
                                      MONEY MARKET                MONEY MARKET               OHIO INSURED
                                          FUND                        FUND                   TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------
                                   2003          2002          2003          2002          2003          2002
From tax exempt income          $  491,486    $  970,870    $  198,377    $  315,641    $2,548,395    $2,745,313
From ordinary income                 5,753         4,531            --            --        16,402            --
From long-term capital gains            --            --            --            --       348,704        99,862
                                --------------------------------------------------------------------------------
                                $  497,239    $  975,401    $  198,377    $  315,641    $2,913,501    $2,845,175
                                ================================================================================
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                     OHIO TAX-FREE                  TAX-FREE                    TAX-FREE
                                      MONEY MARKET                INTERMEDIATE                MONEY MARKET
                                          FUND                      TERM FUND                     FUND
----------------------------------------------------------------------------------------------------------------
                                   2003          2002          2003          2002          2003          2002

From tax exempt income          $3,785,390    $7,360,312    $1,388,560    $1,515,899    $  205,531    $  404,760
From ordinary income                    --            --            --            --           673            --
From long-term capital gains            --            --            --            --        42,279            --
                                ================================================================================
                                $3,785,390    $7,360,312    $1,388,560    $1,515,899    $  248,483    $  404,760
                                ================================================================================
----------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

==========================================================================================
The  following  information  is computed on a tax basis for each item as of June 30, 2003:

------------------------------------------------------------------------------------------
                                             CALIFORNIA        FLORIDA
                                              TAX-FREE         TAX-FREE       OHIO-INSURED
                                            MONEY MARKET     MONEY MARKET       TAX-FREE
                                                FUND             FUND             FUND
------------------------------------------------------------------------------------------

Cost of portfolio investments ..........    $ 70,691,061     $ 29,663,242     $ 62,703,922

Gross unrealized appreciation ..........              --               --        5,896,969

Gross unrealized depreciation ..........              --               --          (87,097)
                                            ----------------------------------------------
Net unrealized appreciation/depreciation              --               --        5,809,872
                                            ==============================================
Capital loss carryforward ..............              --             (108)              --
                                            ==============================================
Undistributed ordinary income ..........              --               --           49,199
                                            ==============================================
Undistributed tax exempt income ........             540            9,157           74,010
                                            ==============================================
Undistributed long-term gains ..........             251               --          567,685
                                            ==============================================
Other temporary differences ............            (428)          (9,157)         (74,010)
                                            ==============================================
    Accumulated earnings (deficit) .....    $        363     $       (108)    $  6,426,756
                                            ==============================================
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                OHIO
                                              TAX-FREE        TAX-FREE          TAX-FREE
                                            MONEY MARKET    INTERMEDIATE      MONEY MARKET
                                                FUND          TERM FUND           FUND
------------------------------------------------------------------------------------------
Cost of portfolio investments ..........    $420,885,483     $ 39,559,115     $ 40,776,995

Gross unrealized appreciation ..........              --        2,780,760               --

Gross unrealized depreciation ..........              --          (20,591)              --
                                            ----------------------------------------------
Net unrealized appreciation/depreciation              --        2,760,169               --
                                            ==============================================
Capital loss carryforward ..............              --          (98,229)              --
                                            ==============================================
Undistributed ordinary income ..........          10,212               --            9,642
                                            ==============================================
Undistributed tax exempt income ........         147,404           29,366              558
                                            ==============================================
Undistributed long-term gains ..........           1,198               --               --
                                            ==============================================
Other temporary differences ............        (147,404)         (29,366)            (288)
                                            ==============================================
    Accumulated earnings (deficit) .....    $     11,410     $  2,661,940     $      9,912
                                            ==============================================
------------------------------------------------------------------------------------------

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing  differences  in the  recognition of capital losses under income tax  regulations and generally  accepted  accounting principles.

The capital loss  carryforwards as of June 30, 2003 in the table above expire as follows:

-----------------------------------------------------------------------------------------
                                                   AMOUNT    EXPIRATION DATE
-----------------------------------------------------------------------------------------
Florida Tax-Free Money  Fund .................    $   108    June 30, 2010
Tax-Free Intermediate Term Fund ..............    $98,229    June 30, 2009
-----------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the six months ended December 31, 2003:

--------------------------------------------------------------------------------
                                                   OHIO INSURED      TAX-FREE
                                                     TAX-FREE      INTERMEDIATE
                                                       FUND          TERM FUND
--------------------------------------------------------------------------------
Purchases of investment securities ..............  $  9,224,689     $ 3,482,322
                                                   ------------     -----------
Proceeds from sales and maturities of
        investment securities ...................  $ 12,240,849     $ 7,483,259
                                                   ------------     -----------
--------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

The  President  and certain  other  officers  of the Trust are also  officers of
Touchstone Advisors, Inc. (the Advisor), the Trust's investment advisor, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, or Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Advisor, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT

Each Fund's investments are managed by the Advisor under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.40% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

The Trust and the Advisor have entered into an agreement to contractually limit operating expenses. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund:
California Tax-Free Money Market Fund - 0.75%; Florida Tax-Free Money Market Fund - 0.75%; Ohio Insured Tax-Free Fund - 0.75% for Class A shares, 1.50% for Class B and Class C shares; Ohio Tax-Free Money Market Fund - 0.75% for Retail shares and 0.50% for Institutional shares; Tax-Free Intermediate Term Fund - 0.99% for Class A shares, 1.74% for Class B and Class C shares; Tax-Free Money Market Fund, - 0.89% for Class A shares and 1.15% for Class S shares. The fee waivers and expense limitations will remain in effect until at least June 30, 2004.

Pursuant to this expense limitation agreement, during the six months ended December 31, 2003, the Advisor waived $87,192 of its advisory fees for the California Tax-Free Money Market Fund; waived $45,324 of its advisory fees for the Florida Tax-Free Money Market Fund; waived $110,860 of its advisory fees for the Ohio Insured Tax-Free Fund; waived $113,882 of its advisory fees for the Ohio Tax-Free Money Market Fund; waived $65,209 of its advisory fees for the Tax-Free Intermediate Term Fund; and waived $74,747 of its advisory fees for the Tax-Free Money Market Fund.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to and filings with the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund based on the Fund's net assets.

TRANSFER AGENT AGREEMENT

The Trust has entered into a Transfer Agency Agreement between the Trust and Integrated, the Trust's transfer agent, shareholder service agent and accounting agent. Under the terms of the agreement, Integrated maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund, subject to a minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the  terms of the  Accounting  Services  Agreement  between  the Trust and
Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee per fund, based on average net assets, of each Fund subject to an additional monthly fee for each additional class of shares. In addition, each Fund pays certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $1,832 and $2,783 from underwriting and broker commissions on the sale of Class A shares of the Ohio Insured Tax-Free Fund and the Tax-Free Intermediate Term Fund, respectively, during the six months ended December 31, 2003. In addition, the Underwriter collected $258 and $403 of contingent deferred sales loads on the redemption of Class B shares and C shares of the Ohio Insured Tax-Free Fund and the Tax-Free Intermediate Term Fund, respectively.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund and Class A shares or Retail shares of all other Funds may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class B Plan) and a Plan of Distribution (Class C Plan) under which Class B shares and Class C shares of the Ohio Insured Tax-Free Fund and the Tax-Free Intermediate Term Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under each of the Class B Plan and Class C Plan is 1.00% of average daily net assets attributable to Class B shares and Class C shares.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

===========================================================================================================

The Trust also has a Plan of  Distribution  (Class S Plan)  under  which Class S shares of the Tax-Free
Money Market Fund may  directly  incur or reimburse  the Advisor  or  the  Underwriter  for  expenses related  to the  distribution  and promotion of shares.  The annual  limitation  for payment of such expenses under the Class S Plan is 1.00% of  average  daily  net  assets  attributable  to such shares.  The current  distribution  expense fee for Class S shares is limited to 0.60% of average daily net assets attributable to such shares.

5. CAPITAL SHARE TRANSACTIONS

Capital share  transactions  for the California  Tax-Free Money Market Fund, the Florida  Tax-Free Money
Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free  Money  Market  Fund  are  identical to  the  dollar  value  of  those transactions  as shown in the Statements of Changes in Net Assets.
Proceeds and payments on capital  shares as shown in the  Statements of Changes in Net Assets for the Ohio Insured Tax-Free Fund and the Tax-Free  Intermediate  Term Fund are the result of the following capital share transactions:

--------------------------------------------------------------------------------------------------------------
                                                         OHIO INSURED               TAX-FREE INTERMEDIATE
                                                         TAX-FREE FUND                     TERM FUND
--------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS                        SIX MONTHS
                                                   ENDED             YEAR            ENDED             YEAR
                                                 DECEMBER 31,       ENDED          DECEMBER 31        ENDED
                                                    2003           JUNE 30,           2003           JUNE 30,
                                                 (UNAUDITED)         2003          (UNAUDITED)         2003
--------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold ...............................       3,480,668       13,664,501          170,717        1,109,990
Shares reinvested .........................          88,337          148,905           39,327           82,561
Shares redeemed ...........................      (3,719,964)     (13,536,660)        (329,340)      (1,142,195)
                                                 -------------------------------------------------------------
Net increase (decrease) in
   shares outstanding .....................        (150,959)         276,746          119,296          (50,356)
Shares outstanding, beginning of period ...       4,827,306        4,550,560        3,021,674        2,971,318
                                                 -------------------------------------------------------------
Shares outstanding, end of period .........       4,676,347        4,827,306        2,902,378        3,021,674
                                                 -------------------------------------------------------------

CLASS B
Shares sold ...............................           5,198           11,165           11,199           28,873
Shares reinvested .........................             497              595              124              210
Shares redeemed ...........................            (301)            (338)          (2,721)          (1,331)
                                                 -------------------------------------------------------------
Net increase in shares outstanding ........           5,394           11,422            8,602           27,752
Shares outstanding, beginning of period ...          24,874           13,452           33,112            5,360
                                                 -------------------------------------------------------------
Shares outstanding, end of period .........          30,268           24,874           41,714           33,112
                                                 -------------------------------------------------------------

CLASS C
Shares sold ...............................          45,242          241,986           19,952          261,362
Shares reinvested .........................          11,353           14,132            3,716            7,762
Shares redeemed ...........................         (32,619)         (70,921)         (50,864)        (152,387)
                                                 -------------------------------------------------------------
Net increase (decrease) in
   shares outstanding .....................          23,976          185,197          (27,196)         116,737
Shares outstanding, beginning of period ...         595,543          410,346          437,070          320,333
                                                 -------------------------------------------------------------
Shares outstanding, end of period .........         619,519          595,543          409,874          437,070
                                                 -------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6. PORTFOLIO COMPOSITION (UNAUDITED)

As of December 31, 2003, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Market Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from California income tax. The Florida Tax-Free Money Market Fund was 90.9% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from the Florida intangible personal property tax. As of December 31, 2003, 34.4% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio and 7.3% in the State of Kentucky. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of December 31, 2003, there were no concentrations of investments (10% or greater) in any one issuer.

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of December 31, 2003, 82.0% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Three private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 68.0% of its portfolio securities.

As of December 31, 2003, 47.5% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 31.5% were rated AA/Aa, 16.0% were rated A/A, and 5.0% were rated Baa/BBB.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

===================================================================================================================
The  concentration  of  investments  for  each  Fund as of  December  31,  2003, classified by revenue source, was as follows:

---------------------------------------------------------------------------------------------------------------------
                                 California      Florida                         Ohio
                                  Tax-Free       Tax-Free         Ohio         Tax-Free       Tax-Free       Tax-Free
                                   Money          Money         Insured         Money       Intermediate      Money
                                   Market         Market        Tax-Free        Market          Term          Market
                                    Fund           Fund           Fund           Fund           Fund           Fund
---------------------------------------------------------------------------------------------------------------------
General Obligations ............     2.3%           3.6%          66.1%          13.4%          30.3%          20.9%
                                   ---------------------------------------------------------------------------------
Revenue Bonds:
   Industrial Development/
      Pollution Control ........    11.1%           7.0%            --           10.2%           9.0%          17.8%
   Hospital/Health Care ........     3.5%          10.9%           8.5%          25.0%          15.8%           3.9%
   Utilities ...................    22.0%          11.4%           8.6%          18.2%           8.6%          19.1%
   Education ...................    10.1%          12.5%           7.9%           6.1%          10.2%           7.7%
   Housing/Mortgage ............    26.2%          40.7%           3.0%           6.6%          10.4%          12.5%
   Economic Development ........     0.7%           1.9%            --            7.0%            --            7.1%
   Public Facilities ...........    12.8%           6.1%            --            3.3%            --            5.1%
   Transportation ..............     7.8%           0.8%           3.4%           3.6%           7.1%            --
   Special Tax .................     2.9%            --             --            4.3%            --             --
   Miscellaneous ...............     0.6%           5.1%           2.5%           2.3%           8.6%           5.9%
                                   ---------------------------------------------------------------------------------
Total Investments ..............   100.0%         100.0%         100.0%         100.0%         100.0%         100.0%
                                   =================================================================================
---------------------------------------------------------------------------------------------------------------------

7. MERGER

On November 20, 2003,  the Board of Trustees of the Trust  approved an Agreement and Plan of Reorganization whereby
shares  of  the  Touchstone   Tax-Free Intermediate  Term Fund will be  exchanged  for  shares of the  Touchstone
Ohio Insured  Tax-Free  Fund  in a  tax-free  exchange.  The  Agreement  and  Plan of Reorganization is subject to shareholder approval.

CALIFORNIA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
=====================================================================================================================
 PRINCIPAL                                                                         COUPON    MATURITY        MARKET
  AMOUNT      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 16.6%                 RATE       DATE           VALUE
---------------------------------------------------------------------------------------------------------------------
$  200,000    Poway, CA, COP (City Office Bldg. Proj.) ........................     3.000    01/01/04    $    200,000
   185,000    California St. UT GO ............................................     6.300    02/01/04         185,771
   125,000    Oakland-Alameda Co., CA, Coliseum Auth. Lease Rev ...............     5.000    02/01/04         125,419
   425,000    California St. Pub. Wks. Brd. Lease Rev. Dept.
              Gen. Svcs. (Teale Data Ctr.) ....................................     2.000    03/01/04         425,674
   475,000    Coachella, CA, Wtr. Auth. Rev ...................................     2.000    03/01/04         475,658
   770,000    Imperial Co., CA, Trans. Auth. Sales Tax Rev ....................     2.000    03/01/04         771,070
   585,000    Norco, CA, Redev. Agy. Tax Allocation ...........................     2.000    03/01/04         585,957
   350,000    San Diego Co., CA, Reg. Trans. Comm. Sales Tax Rev ..............     6.000    04/01/04         354,311
   465,000    Trinity Co., CA, Pub. Util. Dist. COP ...........................     3.000    04/01/04         466,951
   100,000    Corona-Norco, CA, USD COP .......................................     4.000    04/15/04         100,848
   105,000    Alhambra, CA, Redev. Agy. Tax Allocation ........................     3.000    05/01/04         105,682
   150,000    Alhambra, CA, Redev. Tax Agy. Allocation Prerefunded @ 102 ......     5.350    05/01/04         155,131
   200,000    California St. UT GO Prerefunded @ 102 ..........................     6.000    05/01/04         207,279
   890,000    San Francisco, CA, City & Co. Arpt. Rev. Prerefunded @ 101 ......     6.000    05/01/04         913,274
   350,000    Long Beach, CA, Harbor Rev. Mandatory Put Ser. A ................     4.000    05/14/04         353,576
   300,000    Long Beach, CA, Harbor Rev. Mandatory Put Ser. B ................     4.000    05/14/04         303,201
   125,000    San Diego, CA, Pub. Fac. Fin. Auth. Swr. Rev ....................     4.600    05/15/04         126,627
   500,000    East Bay, CA, Muni. Util. Dist. Wtr. Sys. Rev. Prerefunded @ 102      6.300    06/01/04         520,815
   200,000    East Bay, CA, Muni. Util. Dist. Wtr. Sys. Rev. Prerefunded @ 102      6.500    06/01/04         208,480
   125,000    Fullerton, CA, Sch. Dist. COP ...................................     3.800    06/01/04         126,445
   100,000    San Mateo Co., CA, Trans. Dist ..................................     4.200    06/01/04         101,322
   100,000    Vallejo City, CA, USD COP .......................................     2.000    06/01/04         100,413
   200,000    Los Angeles, CA, USD UT GO ......................................     4.000    07/01/04         202,985
   370,000    Northern California Pwr. Agy. Pub. Pwr. Rev .....................     5.000    07/01/04         377,293
   255,000    Placer Co., CA, Wtr. Agy. Rev. COP ..............................     2.000    07/01/04         256,140
   175,000    Puerto Rico Commonwealth Prerefunded @ 101.5 ....................     6.450    07/01/04         182,254
   100,000    Puerto Rico Elec. Pwr. Auth. Rev ................................     5.000    07/01/04         101,965
   110,000    Puerto Rico Elec. Pwr. Auth. Rev. Prerefunded @ 102 .............     6.125    07/01/04         114,929
 1,000,000    Sacramento, CA, Cogeneration Auth. Rev.
              (Procter & Gamble Proj.) ........................................     7.000    07/01/04       1,029,732
   140,000    Sacramento, CA, USD UT GO .......................................     7.000    07/01/04         144,143
   100,000    California St. UT GO ............................................     5.400    08/01/04         102,520
   165,000    Healdsburg, CA, UT GO ...........................................     2.500    08/01/04         166,433
   500,000    Oakland-Alameda Co., CA, USD UT GO ..............................     5.000    08/01/04         511,374
   100,000    Puerto Rico Muni. Fin. Agy ......................................     5.000    08/01/04         102,291
   240,000    San Jose, CA, Redev. Agy. Tax Allocation ........................     4.750    08/01/04         245,215
   130,000    Sunnyvale, CA, Redev. Agy. Tax Allocation (Central Core Proj.) ..     2.000    08/01/04         130,722
   525,000    Orange Co., CA, Trans. Auth. Toll Rd. Rev .......................     2.000    08/15/04         528,081
   260,000    San Diego Co., CA, Ed. Fac. Auth. No. 1 Lease Rev ...............     2.000    08/15/04         261,526
   100,000    Cucamonga Co., CA, Wtr. Dist. COP ...............................     4.600    09/01/04         102,527
   140,000    Dinuba, CA, Redev. Agy. Tax Allocation
              (Merged City Redev. Proj. No. 2) ................................     2.000    09/01/04         140,923
   150,000    San Diego, CA, Redev. Agy. Tax Allocation (Centre City) .........     2.500    09/01/04         151,334
   250,000    Coalinga, CA, Pub. Fin. Auth. Loc. Oblig. Rev ...................     5.250    09/15/04         257,238
   250,000    California St. UT GO ............................................     5.000    10/01/04         257,255
   100,000    Contra Costa, CA, Wtr. Dist. Rev. Prerefunded @ 102 .............     5.700    10/01/04         105,482
   100,000    Inglewood, CA, USD 1998 Ser. B ..................................     2.000    10/01/04         100,713

CALIFORNIA TAX-FREE MONEY MARKET FUND
(CONTINUED)
=====================================================================================================================
  PRINCIPAL   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 16.6%                COUPON    MATURITY       MARKET
   AMOUNT     (CONTINUED)                                                           RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  145,000    Lodi, CA, COP (1996 Pub. Impt Fin. Proj.) .......................     5.100    10/01/04    $    149,338
   450,000    Los Angeles Co., CA, Pub. Wks. Fin. Auth. Rev ...................
              Prerefunded @ 102 ...............................................     6.000    10/01/04         475,297
   100,000    Los Angeles, CA, USD COP ........................................     4.000    10/01/04         102,207
   150,000    Culver City, CA, Redev. Fin. Auth. Rev ..........................     4.500    11/01/04         153,226
   240,000    California Statewide Cmntys. Dev. Auth. MFH Rev .................
              (Fountains Seacliff Apts.) ......................................     2.100    11/15/04         241,402
                                                                                                         ------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS .............                          $ 13,608,449
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     FLOATING & VARIABLE DEMAND NOTES - 75.4%                              RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$1,310,000    ABAG Fin. Auth. for Nonprofit Corp., CA, COP, Ser. D ............     1.300    01/01/04    $  1,310,000
 1,500,000    Alameda Co., CA, IDA Rev. (PJs Lumber, Inc. Proj.) ..............     1.240    01/01/04       1,500,000
 1,025,000    Berkeley, CA, Rev. (Berkeley YMCA) ..............................     1.200    01/01/04       1,025,000
 3,010,000    California HFA MFH Rev ..........................................     1.280    01/01/04       3,010,000
   240,000    California Infrastructure & Econ. Dev. IDR
              (Metrotile Mfg. Proj.) ..........................................     1.600    01/01/04         240,000
 1,000,000    California PCR Fin. Auth. (Wst. Mgmt. Proj.) ....................     1.290    01/01/04       1,000,000
   300,000    California PCR Fin. Auth. Res. Recovery
              (Burney Forest Prod. Proj. A) ...................................     1.210    01/01/04         300,000
 2,000,000    California St. Dept. Wtr. Res. Pwr. Supply Rev ..................     1.330    01/01/04       2,000,000
   900,000    California Statewide Cmntys. Dev. Auth. (Univ. Retirement) ......     1.300    01/01/04         900,000
 2,500,000    El Monte, CA, COP (Cmnty. Impt. Proj.) ..........................     1.300    01/01/04       2,500,000
 1,500,000    Emeryville, CA, Redev. Agy. MFA Rev. (Bay St. Apts.) ............     1.260    01/01/04       1,500,000
 1,400,000    Hanford, CA, Swr. Rev ...........................................     1.800    01/01/04       1,400,000
 1,100,000    Irvine Ranch, CA, Wtr. Dist .....................................     1.116    01/01/04       1,100,000
 1,200,000    Irvine, CA, Impt. Brd. Act 1915 .................................     1.270    01/01/04       1,200,000
 1,000,000    Los Angeles, CA, Cmnty. Redev. Agy. MFH Rev. (Views at 270) .....     1.300    01/01/04       1,000,000
   200,000    Los Angeles, CA, Reg. Arpt. (LAX) ...............................     1.190    01/01/04         200,000
 1,700,000    Los Angeles, CA, Reg. Arpt. (LAX) ...............................     1.240    01/01/04       1,700,000
 3,000,000    Los Angeles, CA, Wtr. & Pwr. Rev ................................     1.200    01/01/04       3,000,000
   400,000    Los Angeles, CA, Wtr. & Pwr. Rev ................................     1.200    01/01/04         400,000
 2,250,000    Los Angeles, CA, Wtr. & Pwr. Rev ................................     1.270    01/01/04       2,250,000
 1,500,000    Orange Co., CA, Sani. Dist. COP .................................     1.270    01/01/04       1,500,000
 2,900,000    Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev ................     1.230    01/01/04       2,900,000
 1,450,000    Riverside Co., CA, IDA (Advance Business Graphics) ..............     1.400    01/01/04       1,450,000
 1,300,000    Riverside Co., CA, IDA (Advanced Business Graphics) Ser. B ......     1.400    01/01/04       1,300,000
 1,400,000    Sacramento Co., CA, MFH Rev .....................................     1.200    01/01/04       1,400,000
 2,800,000    Sacramento, CA, USD COP .........................................     1.250    01/01/04       2,800,000
 1,000,000    Salinas, CA, MFH Rev. (Brentwood Garden) ........................     1.200    01/01/04       1,000,000
   800,000    San Bernardino Co., CA, Capt. Impt. COP .........................     1.220    01/01/04         800,000
 1,000,000    San Francisco, CA, City & Co. Redev. Agy. MFA Rev.
              (Derek Silva Cmnty.) ............................................     1.300    01/01/04       1,000,000
   270,000    San Jacinto, CA, USD COP ........................................     1.200    01/01/04         270,000
 1,250,000    Sausalito, CA, MFH Rev. (Rotary Village Sr. Hsg.) ...............     1.250    01/01/04       1,250,000
 1,810,000    Sweetwater, CA, USD COP .........................................     1.200    01/01/04       1,810,000
   600,000    Upland, CA, Arpt. Dev. Rev. (Mtn. Springs) ......................     1.250    01/01/04         600,000
 2,000,000    ABAG Fin. Auth. Nonprofit Corps. MFH Rev. (Vintage Chateau) .....     1.200    01/07/04       2,000,000
   385,000    California Ed. Fac. Auth. Rev. (Mt. St. Mary's College) .........     1.250    01/07/04         385,000

CALIFORNIA TAX-FREE MONEY MARKET FUND
(CONTINUED)
=====================================================================================================================
  PRINCIPAL    FLOATING & VARIABLE DEMAND NOTES - 75.4%                            COUPON    MATURITY       MARKET
   AMOUNT      (CONTINUED)                                                          RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$1,000,000    California Health Fac. Auth. (Catholic Healthcare) ..............     1.250    01/07/04    $  1,000,000
   325,000    California Infrastructure & Econ. Dev. ..........................
              (Independent System Oper.) ......................................     1.250    01/07/04         325,000
 1,555,000    California PCR Fin. Auth. Sld. Wst. Disp ........................
              (Mission Trail Wst. Sys.) .......................................     1.250    01/07/04       1,555,000
   275,000    Huntington Park, CA, Pub. Fin. Auth. Lease Rev ..................     1.350    01/07/04         275,000
 2,060,000    Long Beach, CA, Brd. Fin. Auth. Lease Rev .......................
              (Long Beach Museum of Art) ......................................     1.070    01/07/04       2,060,000
 1,600,000    Modesto, CA, MFH Rev. (Westdale Commons) ........................     1.080    01/07/04       1,600,000
 2,000,000    San Francisco, CA, City & Co. Redev. Agy. MFA Rev ...............
              (Bayside Village Proj.) .........................................     1.220    01/07/04       2,000,000
 1,600,000    Vacaville, CA, IDA IDR (Leggett & Platt, Inc.) ..................     1.200    01/07/04       1,600,000
   400,000    California PCR Fin. Auth. Rev. (Southdown, Inc.) ................     1.100    01/15/04         400,000
 3,100,000    California PCR Fin. Auth. Rev. (Southdown, Inc.) Ser. B .........     1.100    01/15/04       3,100,000
                                                                                                         ------------
              TOTAL FLOATING & VARIABLE DEMAND NOTES ..........................                          $ 61,915,000
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     ADJUSTABLE RATE PUT BONDS - 3.6%                                      RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$3,000,000    ABN AMRO Munitops Trust Cert. 2003-26 ...........................     1.100    05/12/04    $  3,000,000
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     COMMERCIAL PAPER - 4.1%                                               RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$3,400,000    California Infras. Econ. Dev. Bank (Salvation Army) EDR .........     1.080    01/28/04    $  3,400,000
                                                                                                         ------------

              TOTAL INVESTMENT SECURITIES - 99.7%
              (Amortized Cost $81,923,449) ....................................                          $ 81,923,449

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3% ....................                               280,684
                                                                                                         ------------

              NET ASSETS - 100.0% .............................................                          $ 82,204,133
                                                                                                         ============

See  accompanying  notes to  portfolio  of  investments  and notes to  financial statements.

FLORIDA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
=====================================================================================================================
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 23.3%                 RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  100,000    King Co., WA, Swr. LT GO Prerefunded @ 102 ......................     6.200    01/01/04    $    102,000
   125,000    Lee Co., FL, Hosp. Brd. Directors Rev. (Lee Mem. Health Sys.) ...     5.000    04/01/04         126,221
   250,000    Florida St. Brd. Ed. Cap. Outlay ................................     6.000    06/01/04         255,084
   100,000    Florida St. Brd. Ed. Cap. Outlay Prerefunded @ 101 ..............     6.000    06/01/04         103,026
   200,000    Florida State Brd. Ed. Cap. Outlay ..............................     4.000    06/01/04         202,442
   220,000    Missouri St. COP (Bonne Terre Prison) ...........................     4.000    06/01/04         222,220
   650,000    St. Petersburg, FL, Util. Tax Rev ...............................     5.000    06/01/04         660,616
   100,000    Florida St. Brd. Ed. Lottery Rev ................................     4.100    07/01/04         101,438
   150,000    Florida St. Brd. Ed. Lottery Rev ................................     5.000    07/01/04         152,909
   100,000    Florida St. Brd. Fin. Dept. General Svcs. Rev ...................     5.000    07/01/04         101,988
   375,000    Florida St. Brd. Fin. Dept. General Svcs. Rev. Escrowed to Call .     4.900    07/01/04         385,613
   200,000    Florida St. Dept. of Trans. Tpk. Auth. Rev ......................     5.500    07/01/04         204,356
   100,000    Florida St. UT GO (Dade Co. Rd.) Prerefunded @101 ...............     5.000    07/01/04         102,931
   150,000    Seminole Co., FL, Sch. Brd. COP Prerefunded @ 102 ...............     5.900    07/01/04         156,574
   150,000    Seminole Co., FL, Sch. Brd. COP Prerefunded @ 102 ...............     6.500    07/01/04         155,535
   170,000    Duval Co., FL, Sch. Dist ........................................     6.125    08/01/04         174,857
   250,000    Florida St. Dept. Corrections COP Prerefunded @ 102 .............     6.000    08/01/04         261,895
 1,080,000    Johnson Co., KY, Justice Ctr. BANS ..............................     1.300    08/01/04       1,080,001
   425,000    Florida St. Brd. Regt. Hsg. Rev .................................     2.500    10/01/04         429,200
   175,000    Palm Beach Co., FL, Wtr. & Swr. Rev .............................     2.000    10/01/04         176,079
   925,000    Tohopekaliga, FL, Wtr. Auth. Util. Sys. Rev .....................     2.000    10/01/04         931,462
                                                                                                         ------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS .............                          $  6,086,447
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     FLOATING & VARIABLE DEMAND NOTES - 63.4%                              RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  600,000    Broward Co., FL, HFA MFH Rev. (Southern Pointe Proj.) ...........     1.200    01/01/04    $    600,000
   235,000    Dade Co., FL, IDA Rev. (Spectrum Programs, Inc. Proj.) ..........     1.300    01/01/04         235,000
 1,375,000    Duval Co., FL, HFA MFH Mtg. Rev. (Glades Apts. Proj.) ...........     1.200    01/01/04       1,375,000
   950,000    Duval Co., FL, HFA MFH Rev. (Sunbeam Rd. Proj.) .................     1.200    01/01/04         950,000
   200,000    Gulf Breeze, FL, Rev. (Local Govt.) .............................     1.150    01/01/04         200,000
   350,000    Gulf Breeze, FL, Rev. (Muni Bond) ...............................     1.150    01/01/04         350,000
   150,000    Jacksonville, FL, Health Facs. Rev. (River Garden Covers Proj.) .     1.200    01/01/04         150,000
   210,000    Manatee Co., FL, PCR (Florida Pwr. & Light Co. Proj.) ...........     1.330    01/01/04         210,000
 1,155,000    Orange Co., FL, Health Facs. (Adventist Health Sys.) ............     1.300    01/01/04       1,155,000
 1,400,000    Orlando & Orange Co., FL, Expwy. Auth. Rev ......................     1.200    01/01/04       1,400,000
   800,000    Palm Beach Co., FL, Rev. (Henry Morrison Flagler) ...............     1.120    01/01/04         800,000
 1,000,000    Palm Beach Co., FL, Rev. (Morse Oblig. Group) ...................     1.270    01/01/04       1,000,000
   500,000    Palm Beach Co., FL, Sch. Brd. COP ...............................     1.170    01/01/04         500,000
   200,000    Univ. of North Florida 1998 Parking Rev. Bonds ..................     1.300    01/01/04         200,000
 1,305,000    Broward Co., FL, HFA MFH Rev. (Fisherman's Landing) .............     1.100    01/07/04       1,305,000
   250,000    Broward Co., FL, HFA MFH Rev. (Jacaranda Village Apts.) .........     1.100    01/07/04         250,000
   300,000    Broward Co., FL, HFA MFH Rev. (Margate Invts. Proj.) ............     1.100    01/07/04         300,000
 1,115,000    Broward Co., FL, HFA MFH Rev. (Reflections Apts. Proj.) .........     1.100    01/07/04       1,115,000
   600,000    Clay Co., FL, HFA MFH Rev .......................................     1.100    01/07/04         600,000
   500,000    Clay Co., FL, HFA MFH Rev. (Bluff Hsg.) .........................     1.100    01/07/04         500,000
   765,000    Florida HFA MFH Rev. (Carlton Arms II Proj.) ....................     1.310    01/07/04         765,000
   500,000    Jacksonville, FL, Cap. Proj. Rev ................................     1.100    01/07/04         500,000

FLORIDA TAX-FREE MONEY MARKET FUND
(CONTINUED)
=====================================================================================================================
  PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES - 63.4%                             COUPON    MATURITY       MARKET
   AMOUNT     (CONTINUED)                                                           RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  500,000    Lee Co., FL, IDR Ed. Fac. Rev. (Canterbury Sch. Proj.) ..........     1.200    01/07/04    $    500,000
   605,000    Marion Co., FL, HFA Rev. (Paddock Apts.) ........................     1.100    01/07/04         605,000
   500,000    Palm Beach Co., FL, Rev. (Jewish Cmnty. Campus Proj.) ...........     1.150    01/07/04         500,000
   105,000    Pinellas Co., FL, Ed. Fac. Auth. Rev. (Canterbury) ..............     1.100    01/07/04         105,000
   240,000    Univ. of South Florida Fndtn., Inc. COP .........................     1.100    01/07/04         240,000
   150,000    Univ. of South Florida Fndtn., Inc. COP .........................     1.100    01/07/04         150,000
                                                                                                         ------------
              TOTAL FLOATING & VARIABLE DEMAND NOTES ..........................                          $ 16,560,000
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------

  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     ADJUSTABLE RATE PUT BONDS - 12.9%                                     RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  425,000    Corpus Christi, TX, IDC EDR (TX Air Invts. Co. Proj.) ...........     1.250    02/01/04    $    425,000
   540,000    Eastern Sts. Tax Exmp. Mtg. Brd. Tr. Adjustable Rate Ctfs .......     5.190    03/01/04         540,000
 1,400,000    Putnam Co., FL, Dev. Auth. PCR, Ser. H-1
              (Seminole Elec. Coop.) ..........................................     1.120    06/15/04       1,400,000
 1,000,000    ABN AMRO Munitops Trust Cert. (FL Dept. of Trans.) ..............     1.250    08/18/04       1,000,000
                                                                                                         ------------
              TOTAL ADJUSTABLE RATE PUT BONDS .................................                          $  3,365,000
                                                                                                         ------------
              TOTAL INVESTMENT SECURITIES - 99.6%
              (Amortized Cost $26,011,447) ....................................                          $ 26,011,447

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4% ....................                                97,808
                                                                                                         ------------
              NET ASSETS - 100.0% .............................................                          $ 26,109,255
                                                                                                         ============
See  accompanying  notes to  portfolio  of  investments  and notes to  financial statements.

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
=====================================================================================================================
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 92.8%                 RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  190,000    Cuyahoga Co., OH, Hosp. Rev. (Univ. Hosp.)
              Escrowed to Maturity ............................................     9.000    06/01/11    $    237,160
   365,000    Bexley, OH, CSD GO ..............................................     7.125    12/01/11         462,200
   250,000    Westerville, OH, GO .............................................     6.450    12/01/11         253,570
   500,000    Strongsville, OH, CSD GO ........................................     5.375    12/01/12         577,765
 1,095,000    West Clermont, OH, LSD GO, Prerefunded @ 102 ....................     6.900    12/01/12       1,230,035
   500,000    Ohio St. Bldg. Auth. Rev. (Juvenile Correctional Bldg.),
              Prerefunded @ 102 ...............................................     6.600    10/01/14         530,605
   530,000    Ottawa Co., OH, GO ..............................................     5.750    12/01/14         580,594
 1,000,000    Portage Co., OH, GO .............................................     6.200    12/01/14       1,064,000
   400,000    Warren, OH, Waterworks Rev ......................................     5.500    11/01/15         464,300
 1,000,000    Buckeye Valley, OH, LSD GO ......................................     6.850    12/01/15       1,250,200
 1,260,000    Cleveland, OH, Arpt. Sys. Rev ...................................     5.125    01/01/17       1,349,712
   750,000    Butler Co., OH, Trans. Impt. Dist ...............................     5.125    04/01/17         811,958
   415,000    Toledo, OH, Swr. Sys. Rev .......................................     6.350    11/15/17         440,987
    85,000    Toledo, OH, Swr. Sys. Rev .......................................     6.350    11/15/17          90,583
 1,000,000    Springfield, OH, CSD GO .........................................     5.000    12/01/17       1,087,570
   655,000    Twinsburg, OH, Park & Land GO ...................................     5.500    12/01/17         737,379
 1,000,000    Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.) ............     5.250    10/01/18       1,093,730
 1,000,000    Univ. of Cincinnati, OH, General Receipts Rev ...................     5.750    06/01/19       1,142,210
 1,000,000    Lucas Co., OH, Hsg. Dev. Corp. (Northgate Apts.) ................     5.950    07/01/19       1,020,850
 1,000,000    Lorain Co., OH, Hosp. Rev. (Catholic Health Partners) ...........     5.500    09/01/19       1,104,360
 1,000,000    Lucas Co., OH, Hosp. Rev. (Promedia Health) .....................     5.625    11/15/19       1,121,730
 1,000,000    Avon Lake, OH, CSD GO ...........................................     5.500    12/01/19       1,124,910
 2,145,000    Brunswick, OH, CSD GO ...........................................     5.750    12/01/19       2,458,555
   745,000    Crawford Co., OH, GO ............................................     4.750    12/01/19         771,157
 2,000,000    Hamilton, OH, CSD GO ............................................     5.500    12/01/19       2,249,819
 1,250,000    Kings, OH, LSD GO ...............................................     5.950    12/01/19       1,456,288
 1,085,000    West Clermont, OH, LSD GO .......................................     5.000    12/01/19       1,158,118
   500,000    Akron, OH, GO ...................................................     5.800    11/01/20         569,865
   210,000    Butler Co., OH, GO ..............................................     5.250    12/01/20         229,509
 1,000,000    Greene Co., OH, Swr. Sys. Rev ...................................     5.625    12/01/20       1,127,110
 1,500,000    Nordonia Hills, OH, CSD GO ......................................     5.375    12/01/20       1,648,590
   715,000    Sylvania, OH, CSD GO ............................................     4.750    12/01/20         740,740
   850,000    West Chester Twp., OH, GO .......................................     5.000    12/01/20         899,708
 1,210,000    Cincinnati, OH, Tech. College Rev ...............................     5.250    10/01/21       1,313,733
   525,000    Kings, OH, LSD GO ...............................................     6.050    12/01/21         612,271
   500,000    Lake, OH, LSD GO (Stark Co.) ....................................     5.750    12/01/21         568,980
 1,000,000    Monroe, OH, LSD Sch. Impt. GO ...................................     5.000    12/01/21       1,053,630
 1,000,000    Summit Co., OH, GO Prerefunded @ 101 ............................     6.000    12/01/21       1,202,370
   700,000    Columbus-Polaris Hsg. Corp. Rev., Prerefunded @ 100 .............     7.400    01/01/22         867,888
 1,185,000    Akron, OH, Impt. GO .............................................     5.000    12/01/22       1,246,466
   700,000    Hamilton Co., OH, Swr. Sys. Rev .................................     4.750    12/01/22         718,928
   500,000    Morgan, OH, LSD GO ..............................................     5.750    12/01/22         569,365
 1,200,000    Ross Twp., OH, LSD GO ...........................................     5.000    12/01/22       1,262,244
 1,250,000    Scioto Valley, OH, LSD GO .......................................     5.650    12/01/22       1,411,850
   250,000    Ohio St. Higher Ed. Fac. Comm. Rev. (Xavier Univ.) ..............     5.000    05/01/23         260,783
 1,050,000    Harrison, OH, Wst. Wtr. Sys. Rev ................................     5.250    11/01/23       1,124,025

OHIO INSURED TAX-FREE FUND
(CONTINUED)
=====================================================================================================================
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 92.8%                 RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$1,000,000    Akron, OH, Var. Purp. GO ........................................     5.000    12/01/23    $  1,041,580
 1,000,000    Newark, OH, Var. Purp. GO .......................................     4.750    12/01/23       1,020,590
 1,000,000    Toledo, OH, CSD .................................................     5.000    12/01/23       1,043,670
 1,000,000    Hamilton, OH, CSD GO ............................................     5.625    12/01/24       1,118,000
 1,000,000    Hilliard, OH, CSD GO ............................................     5.750    12/01/24       1,123,070
 1,000,000    Kings, OH, LSD GO ...............................................     5.650    12/01/24       1,109,410
 1,250,000    Ohio St. Univ. General Receipts Rev .............................     5.750    12/01/24       1,403,838
 1,250,000    Fremont, OH, Var. Purp. GO ......................................     5.000    12/15/24       1,297,488
 1,750,000    Eaton, OH, CSD GO ...............................................     5.000    12/01/25       1,812,230
 1,500,000    Marysville, OH, EVSD GO .........................................     5.000    12/01/25       1,548,960
 1,000,000    Plain, OH, LSD GO ...............................................     5.000    12/01/25       1,031,140
 1,000,000    Hilliard, OH, CSD GO ............................................     5.750    12/01/28       1,119,950
   910,000    Licking Heights, OH, LSD GO .....................................     6.400    12/01/28       1,127,763
 1,000,000    Erie Co., OH, Hosp. Fac. Rev. (Fireland Reg. Med. Ctr.) .........     5.625    08/15/32       1,012,900
                                                                                                         ------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS .............                          $ 60,108,989
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     FLOATING & VARIABLE DEMAND NOTES - 7.1%                               RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$1,595,000    Hamilton, OH, Elec. Rev .........................................     1.200    01/01/04    $  1,595,000
 1,700,000    Montgomery Co., OH, (Miami Valley Hosp.) ........................     1.300    01/01/04       1,700,000
 1,000,000    Ohio St. Univ. General Receipts Rev .............................     1.150    01/01/04       1,000,000
   300,000    Trumbull Co., OH, Healthcare Fac. Rev ...........................     1.350    01/01/04         300,000
                                                                                                         ------------
              TOTAL FLOATING & VARIABLE DEMAND NOTES ..........................                          $  4,595,000
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                                 MARKET
    AMOUNT    CASH EQUIVALENTS - 0.1%                                                                        VALUE
---------------------------------------------------------------------------------------------------------------------
$   56,000    Merrill Lynch Institutional Tax-Exempt Fund .....................                          $     56,000
                                                                                                         ------------

              TOTAL INVESTMENT SECURITIES - 100.0%
              (Amortized Cost $59,221,291) ....................................                          $ 64,759,989

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% ....................                                29,834
                                                                                                         ------------

              NET ASSETS - 100.0% .............................................                          $ 64,789,823
                                                                                                         ============

See  accompanying  notes to  portfolio  of  investments  and notes to  financial statements.

OHIO TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
=====================================================================================================================
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
    AMOUNT    FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 18.6%                 RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  795,000    American Muni. Pwr. OH, Inc. BANS (Brewster Village) ............     1.300    01/15/04    $    795,000
 1,250,000    Dover, OH, Muni. Elec. Sys. Impt. GO ............................     1.750    01/15/04       1,250,214
 1,400,000    Willard, OH, GO BANS ............................................     2.000    01/29/04       1,400,639
   970,000    American Muni. Pwr. OH, Inc. BANS (Woodsfield Village) ..........     1.400    02/05/04         970,000
   375,000    Hamilton, OH, CSD GO BANS .......................................     1.500    02/26/04         375,143
   255,000    Fairborn, OH, CSD GO BANS .......................................     2.000    03/02/04         255,274
 5,000,000    Galion, OH, CSD BANS ............................................     1.700    03/08/04       5,005,931
   280,000    American Muni. Pwr. OH, Inc. BANS (Bradner Village) .............     1.300    03/18/04         280,000
 1,200,000    American Muni. Pwr. OH, Inc. BANS (Lodi Village) ................     1.200    03/18/04       1,200,000
   550,000    Hamilton, OH, GO BANS ...........................................     2.000    03/25/04         550,939
   500,000    Crestline, OH, Swr. Impt. GO ....................................     1.680    03/31/04         500,526
   773,992    Licking Heights, OH, LSD GO BANS ................................     2.050    04/22/04         775,753
 2,937,833    Deerfield Twp., OH, GO BANS .....................................     1.550    05/13/04       2,940,477
   250,000    Miami Co., OH, Hosp. Fac. (Upper Valley Med. Ctr.) ..............     5.200    05/15/04         253,747
 3,450,000    Hillsboro, OH, CSD GO BANS ......................................     1.780    05/20/04       3,456,926
 4,260,000    Willard, OH, GO BANS ............................................     1.460    05/20/04       4,263,386
   783,800    London, OH, GO BANS .............................................     1.910    06/03/04         785,298
 3,000,000    Middletown, OH, CSD BANS ........................................     1.750    06/10/04       3,007,868
 3,300,000    Leipsic, OH, LSD BANS ...........................................     2.150    06/15/04       3,309,650
   700,000    American Muni. Pwr. OH, Inc. BANS (New Bremen Proj.) ............     1.300    07/08/04         700,000
   350,000    Bellefontaine, OH, BANS (South Main Street) .....................     1.560    07/29/04         350,616
   500,000    Chillicothe, OH, BANS ...........................................     1.630    07/29/04         501,082
 2,055,000    Clermont Co., OH, Wtr. Wrks. Rev ................................     1.200    08/01/04       2,055,000
   750,000    American Muni. Pwr. OH, Inc. BANS ...............................     1.300    08/05/04         750,000
 1,000,000    Liberty Twp., OH, BANS ..........................................     1.460    08/11/04       1,002,174
   500,000    Richland Co., OH, GO ............................................     1.470    08/11/04         501,114
   325,000    Hebron, OH, GO ..................................................     1.700    09/09/04         325,884
 2,140,680    Jackson Co., OH, BANS ...........................................     1.550    09/09/04       2,145,773
 2,000,000    Orange Village, OH, BANS ........................................     1.500    09/16/04       2,002,787
   500,000    Union Co., OH, Bldg. Renovation GO ..............................     1.420    09/16/04         500,944
 2,650,000    Hebron, OH, Wtr. Wrks. Rev. BANS ................................     1.850    09/29/04       2,660,701
   372,000    Richland Co., OH, BANS ..........................................     1.750    09/29/04         373,477
   450,000    Wilmington, OH, BANS ............................................     1.530    10/01/04         450,930
 4,300,000    American Muni. Pwr. OH, Inc. BANS (Genoa Proj.) .................     1.300    10/07/04       4,300,000
   830,000    American Muni. Pwr. OH, Inc. BANS (St. Mary's Proj.) ............     1.200    10/07/04         830,000
 1,500,000    Harrison Twp., OH BANS (Fire Station) ...........................     1.400    10/21/04       1,502,376
 1,070,000    Olmsted Falls, OH, BANS .........................................     1.450    10/21/04       1,072,120
   610,000    Granville, OH, BANS .............................................     1.460    10/27/04         611,285
 2,250,000    American Muni. Pwr. OH, Inc. BANS (Pioneer Village Proj.) .......     1.350    10/28/04       2,250,000
 3,320,000    American Muni. Pwr. OH, Inc. BANS ...............................     1.200    11/04/04       3,320,000
   575,000    American Muni. Pwr. OH, Inc. BANS (Yellow Springs Proj.) ........     1.400    11/04/04         575,000
   310,000    Marysville, OH, Swr. GO .........................................     1.680    11/10/04         310,863
 5,000,000    American Muni. Pwr. OH, Inc. BANS (Galion Proj.) ................     1.400    11/12/04       5,000,000
 1,495,000    American Muni. Pwr. OH, Inc. BANS (Monroeville Village) .........     1.400    11/18/04       1,495,000
   340,000    Akron, OH, Var. Purp ............................................     2.000    12/01/04         342,528
   475,000    Belmont Co., OH, GO .............................................     2.000    12/01/04         478,225
   625,000    American Muni. Pwr. OH, Inc. BANS (Amherst City Proj.) ..........     1.250    12/02/04         625,000
 1,635,000    American Muni. Pwr. OH, Inc. BANS (Bowling Green Proj.) .........     1.250    12/02/04       1,635,000
 4,129,300    Deerfield Twp., OH, BANS ........................................     1.580    12/02/04       4,138,643

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
=====================================================================================================================
  PRINCIPAL   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 18.6%                COUPON    MATURITY       MARKET
    AMOUNT    (CONTINUED)                                                           RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$1,115,000    American Muni. Pwr. OH, Inc. BANS (Edgerton Proj.) ..............     1.350    12/09/04    $  1,115,000
   570,000    American Muni. Pwr. OH, Inc. BANS (Oberlin Proj.) ...............     1.300    12/09/04         570,000
   655,000    Trenton, OH, BANS ...............................................     1.960    12/09/04         658,692
   590,000    Springboro, OH, BANS ............................................     1.600    12/16/04         591,390
                                                                                                         ------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS .............                          $ 77,118,375
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
    AMOUNT    FLOATING & VARIABLE DEMAND NOTES - 77.1%                              RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  325,000    Akron, Bath & Copley, OH, Joint Twp. Hosp. Rev.
              (Visiting Nurse Svcs. Proj.) ....................................     1.350    01/01/04    $    325,000
 1,700,000    Ashtabula Co., OH, Hosp. Fac. Rev.
              (Ashtabula Co. Med. Ctr. Proj.) .................................     1.280    01/01/04       1,700,000
 4,000,000    Athens Co., OH, Port. Auth. Hsg. Rev.
              (Univ. Hsg. for Ohio, Inc. Proj.) ...............................     1.320    01/01/04       4,000,000
 1,885,000    Butler Co., OH, Hosp. Fac. Rev. (Berkley Square
              Retirement Ctr. Proj.) ..........................................     1.250    01/01/04       1,885,000
 2,800,000    Cambridge, OH, Hosp. Fac. Rev. (Southwestern Ohio Reg. Med.) ....     1.350    01/01/04       2,800,000
 1,095,000    Carroll Co., OH, Health Care Fac. Rev. (St. Johns Villa Proj.) ..     1.350    01/01/04       1,095,000
 6,600,000    Columbus, OH, GO ................................................     1.150    01/01/04       6,600,000
   300,000    Columbus, OH, Swr. Rev ..........................................     1.250    01/01/04         300,000
   135,000    Coshocton Co., OH, Hosp. Fac. Rev. (Echoing Hills
              Village, Inc. Proj.) ............................................     1.450    01/01/04         135,000
 1,640,000    Cuyahoga Co., OH, Civic Fac. Rev. (West Side Ecumenical) ........     1.350    01/01/04       1,640,000
   600,000    Cuyahoga Co., OH, EDR (The Cleveland Orchestra Proj.) ...........     1.300    01/01/04         600,000
10,000,000    Cuyahoga Co., OH, Health Care Fac. Rev.
              (Gardens of McGregor) ...........................................     1.300    01/01/04      10,000,000
 2,870,000    Cuyahoga Co., OH, IDR (S&R Playhouse Realty) ....................     1.100    01/01/04       2,870,000
 3,240,000    Delaware Co., OH, Health Care Fac. Rev. (Sarah Moore Home) ......     1.380    01/01/04       3,240,000
 1,670,000    Franklin Co., OH, EDR (Columbus Montessori Ed. Ctr.) ............     1.330    01/01/04       1,670,000
 2,245,000    Franklin Co., OH, EDR (Dominican Sisters) .......................     1.350    01/01/04       2,245,000
 1,810,000    Franklin Co., OH, Health Care Fac. Rev. (Heinzerling Fndtn.) ....     1.450    01/01/04       1,810,000
   960,000    Franklin Co., OH, Health Care Fac. Rev.
              (Lifeline Organ Procurement) ....................................     1.350    01/01/04         960,000
   825,000    Franklin Co., OH, Hosp. Rev. (US Health Corp.) ..................     1.180    01/01/04         825,000
   965,000    Franklin Co., OH, IDR (Ohio Girl Scouts) ........................     1.450    01/01/04         965,000
 1,800,000    Fulton, OH, IDR (Polycraft, Inc.) ...............................     1.590    01/01/04       1,800,000
 1,700,000    Geauga Co., OH, Health Care Fac. Rev. (Heather Hill Proj.) ......     1.330    01/01/04       1,700,000
   300,000    Hamilton Co., OH, EDR ...........................................     1.220    01/01/04         300,000
 1,178,900    Hamilton Co., OH, EDR (Cincinnati Assoc. for the
              Performing Arts) ................................................     1.250    01/01/04       1,178,900
 1,735,000    Hamilton Co., OH, EDR (Union Inst. Proj.) .......................     1.300    01/01/04       1,735,000
 2,865,000    Hamilton Co., OH, Health Care Fac. Rev. (Episcopal Proj.) .......     1.220    01/01/04       2,865,000
 4,000,000    Hamilton Co., OH, Hosp. Fac Rev. (Episcopal Retirement
              Proj.) Ser. B ...................................................     1.220    01/01/04       4,000,000
 1,350,000    Hamilton Co., OH, Hosp. Fac. Rev. (Beechwood Home Proj.) ........     1.250    01/01/04       1,350,000
   600,000    Hamilton Co., OH, Hosp. Fac. Rev. (Children's Hosp. Med. Ctr.) ..     1.220    01/01/04         600,000
 1,000,000    Hamilton Co., OH, Hosp. Fac. Rev. (Childrens Hosp. Med. Ctr.) ...     1.220    01/01/04       1,000,000
 6,200,000    Hamilton Co., OH, Hosp. Fac. Rev. (Drake Ctr., Inc.) ............     1.220    01/01/04       6,200,000

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
=====================================================================================================================
  PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES - 77.1%                             COUPON    MATURITY       MARKET
    AMOUNT    (CONTINUED)                                                           RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$4,700,000    Hamilton Co., OH, Hosp. Fac. Rev. (Episcopal
              Retirement Proj.) Ser. A ........................................     1.220    01/01/04    $  4,700,000
 5,920,000    Hamilton Co., OH, Sales Tax Floater Ctfs., Ser. 356 .............     1.290    01/01/04       5,920,000
15,405,000    Hamilton, OH, Elec. Rev .........................................     1.200    01/01/04      15,405,000
 2,944,000    Hamilton, OH, MFH Rev. (Knollwood Village Apts.) Ser. A .........     1.280    01/01/04       2,944,000
 1,963,000    Hamilton, OH, MFH Rev. (Knollwood Village Apts.) Ser. B .........     1.280    01/01/04       1,963,000
 2,623,000    Hancock Co., OH, MFM Rev. (Crystal Glen Apts. Proj. Phase II) ...     1.280    01/01/04       2,623,000
 4,805,000    Lima, OH, Hosp. Fac. & Impt. Rev. (Lima Mem. Hosp.) .............     1.350    01/01/04       4,805,000
   165,000    Lucas Co., OH, IDR (Assoc. Proj.) ...............................     1.550    01/01/04         165,000
   125,000    Lucas Co., OH, Rev. (Sunshine Children's Home) ..................     1.350    01/01/04         125,000
   770,000    Mahoning Co., OH, Health Care Fac. Rev. (Ohio Heart Institute) ..     1.450    01/01/04         770,000
 5,000,000    Mahoning Co., OH, Hosp. Fac. (Forum Health Oblig.) ..............     1.300    01/01/04       5,000,000
 2,510,000    Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ...........     1.280    01/01/04       2,510,000
 1,150,000    Mason, OH, Tax Increment Fin. Rev. (Central Park Proj.) .........     1.300    01/01/04       1,150,000
 1,900,000    Middleburg Heights, OH, Hosp. Rev. (Southwest Gen. Health) ......     1.320    01/01/04       1,900,000
   700,000    Montgomery Co., OH, (Miami Valley Hosp.) ........................     1.300    01/01/04         700,000
 1,235,000    Montgomery Co., OH, Health Care Rev. (Comm. Blood Ctr. Proj.) ...     1.450    01/01/04       1,235,000
 2,900,000    Montgomery Co., OH, Ltd. Oblig. Rev. (St.Vincent de Paul Proj.) .     1.320    01/01/04       2,900,000
 9,100,000    Ohio St. Air Quality (Ohio Edison) ..............................     1.300    01/01/04       9,100,000
   600,000    Ohio St. Air Quality Dev. Auth. PCR .............................     1.300    01/01/04         600,000
 1,900,000    Ohio St. Higher Ed. Fac. Comm. Rev ..............................     1.300    01/01/04       1,900,000
 1,575,000    Ohio St. Higher Ed. Fac. Rev. (Case Western Reserve Univ.) ......     1.300    01/01/04       1,575,000
   200,000    Ohio St. Higher Ed. Fac. Rev. (Malone College) ..................     1.350    01/01/04         200,000
 3,500,000    Ohio St. Higher Ed. Fac. Rev. (Pooled Fin.) .....................     1.400    01/01/04       3,500,000
   500,000    Ohio St. Higher Ed. Fac. Rev. (Pooled Fin.) .....................     1.400    01/01/04         500,000
 3,600,000    Ohio St. Higher Ed. Fac. Rev. (Pooled Fin.) .....................     1.400    01/01/04       3,600,000
 4,620,000    Ohio St. Turnpike Rev ...........................................     1.290    01/01/04       4,620,000
 1,545,000    Ottawa Co., OH, Hosp. Fac. Rev. (Lutheran Home of Mercy Proj.) ..     1.350    01/01/04       1,545,000
 5,200,000    Puerto Rico Childrens Trust Fund ................................     1.280    01/01/04       5,200,000
10,100,000    Puerto Rico Commonwealth Hwy. & Trans. Auth .....................     1.230    01/01/04      10,100,000
   400,000    Rickenbacker, OH, Port. Auth. Rev. (Rickenbacker
              Holdings, Inc.) .................................................     1.450    01/01/04         400,000
 1,100,000    Seneca Co., OH, Hosp. Fac. Rev. (St. Francis Home, Inc. Proj.) ..     1.320    01/01/04       1,100,000
 4,690,000    Sharonville, OH, IDR (Duke Realty Proj.) ........................     1.400    01/01/04       4,690,000
 1,550,000    Summit Co., OH, Health Care Fac. Rev. (Evant, Inc. Proj.) .......     1.350    01/01/04       1,550,000
   260,000    Summit Co., OH, IDR (Go-Jo Ind., Inc. Proj.) ....................     1.450    01/01/04         260,000
 5,000,000    Summit Co., OH, Port. Auth. Rev. (Summa Health Sys.
              Hosp. Proj.) ....................................................     1.320    01/01/04       5,000,000
11,950,000    Trumbull Co., OH, Health Care (Shepard of Valley Lutheran Home) .     1.350    01/01/04      11,950,000
 3,995,000    Univ. of Akron, OH, General Receipts ............................     1.050    01/01/04       3,995,000
 1,600,000    Warren Co., OH, IDR (Liquid Container Proj.) ....................     1.300    01/01/04       1,600,000
 1,540,000    Westlake, OH, EDR (Oaks Dev. Co. Proj.) .........................     1.350    01/01/04       1,540,000
 4,800,000    Woodlawn, OH, EDR (Goodwill Ind. Proj.) .........................     1.250    01/01/04       4,800,000
   265,000    Hamilton, OH, Elec. Rev .........................................     1.200    01/02/04         265,000
 2,155,000    Miami Co., OH, Hosp. Fac. Rev. (Upper Valley Med. Ctr.) .........     1.300    01/02/04       2,155,000
 2,400,000    ABN AMRO Munitops Trust Ctfs. (Westerville, OH CSD GO) ..........     1.180    01/07/04       2,400,000
   860,000    Centerville, OH, Health Care Rev. (Bethany Lutheran
              Village. Proj.) .................................................     1.220    01/07/04         860,000
 3,000,000    Cincinnati, OH, Port Auth. Rev. (Cincinnati Zoo Proj.) ..........     1.210    01/07/04       3,000,000

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
=====================================================================================================================
  PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES - 77.1%                             COUPON    MATURITY       MARKET
    AMOUNT    (CONTINUED)                                                           RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$3,000,000    Cleveland, OH, Arpt. Sys. Rev ...................................     1.170    01/07/04    $  3,000,000
10,000,000    Cleveland-Cuyahoga Co., OH, Port Auth. Rev ......................     1.150    01/07/04      10,000,000
 1,875,000    Cuyahoga Co., OH, Ed. Fac. Rev. (United Cerebral Palsy Assoc.) ..     1.250    01/07/04       1,875,000
   400,000    Delaware Co., OH, IDR (MRG Ltd. Proj.) ..........................     1.750    01/07/04         400,000
 1,270,000    Erie Co., OH, IDR (Toft Dairy, Inc.) ............................     1.250    01/07/04       1,270,000
   500,000    Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.) ........     1.250    01/07/04         500,000
   480,000    Hamilton Co., OH, EDR (Gen. Protestant Orphan Home) .............     1.280    01/07/04         480,000
   840,000    Hamilton Co., OH, Health Care Fac. Rev ..........................
              (Aloysius Orphanage Proj.) ......................................     1.250    01/07/04         840,000
 3,150,000    Hamilton Co., OH, Hosp. Fac. Rev. (Health Alliance) Ser. A ......     1.070    01/07/04       3,150,000
 1,300,000    Hamilton Co., OH, Hosp. Fac. Rev. (Health Alliance) Ser. B ......     1.120    01/07/04       1,300,000
 1,850,000    Hamilton Co., OH, Hosp. Fac. Rev. (Health Alliance) Ser. E ......     1.070    01/07/04       1,850,000
   400,000    Hamilton Co., OH, Hosp. Fac. Rev. (Health Alliance) Ser. F ......     1.120    01/07/04         400,000
 4,000,000    Lake Co., OH, Hosp. Fac. Rev. (Lake Hosp. Sys., Inc.) ...........     1.220    01/07/04       4,000,000
 1,725,000    Lorain Co., OH, IDR (EMH Med. Ctr. Proj.) .......................     1.250    01/07/04       1,725,000
   400,000    Meigs Co., OH, IDR (MRG Ltd. Proj.) .............................     1.750    01/07/04         400,000
 2,450,000    Middletown, OH, Dev. Rev. (Bishop Fenwick High Sch. Proj.) ......     1.200    01/07/04       2,450,000
 1,070,000    Monroe, OH, IDR (Magnode Corp.) .................................     1.600    01/07/04       1,070,000
 2,000,000    Montgomery Co., OH, EDR (Dayton Art Institute) ..................     1.200    01/07/04       2,000,000
 9,500,000    Ohio St. GO (Infrastructure Impt.) ..............................     1.120    01/07/04       9,500,000
 1,200,000    Ohio St. Infrastructure Impt. UT GO .............................     1.100    01/07/04       1,200,000
 9,215,000    Ohio St. Univ. General Receipts .................................     1.070    01/07/04       9,215,000
 6,550,000    Ohio St. Univ. General Receipts .................................     1.150    01/07/04       6,550,000
 1,000,000    Ohio St. Wtr. Dev. Auth. PCR (Cleveland Elec.) ..................     1.150    01/07/04       1,000,000
 1,300,000    Ohio St. Wtr. Dev. Auth. Rev ....................................     1.100    01/07/04       1,300,000
 2,050,000    Ohio St. Wtr. Dev. Auth. Rev. (Timken Co.) ......................     1.150    01/07/04       2,050,000
   400,000    Orrville, OH, Hosp. Fac. Rev. (Orrville Hosp.) ..................     1.220    01/07/04         400,000
 3,800,000    Puerto Rico Elec. Pwr. Auth. Rev. Muni. Secs. Trust Receipts ....     1.120    01/07/04       3,800,000
14,910,000    Puerto Rico Elec. Pwr. Auth. Rev. Muni. Secs. Trust Receipts ....     1.120    01/07/04      14,910,000
 3,525,000    Scioto Co., OH, Hosp. Rev. (VHA Cent, Inc.) Ser. B ..............     1.100    01/07/04       3,525,000
 3,625,000    Scioto Co., OH, Hosp. Rev. (VHA Cent, Inc.) Ser. F ..............     1.100    01/07/04       3,625,000
 2,315,000    Scioto Co., OH, Hosp. Rev. (VHA Cent., Inc.) Ser. E .............     1.100    01/07/04       2,315,000
 7,075,000    Scioto Co., OH, Hosp. Rev. (VHA Cent., Inc.) Ser. G .............     1.100    01/07/04       7,075,000
 2,500,000    Summit, OH, Civic Fac. Rev. (YMCA Proj.), Ser. 1997 .............     1.250    01/07/04       2,500,000
   400,000    Wyandot Co., OH, IDR (MRG Ltd. Proj.), Ser. 1985 ................     1.750    01/07/04         400,000
 2,500,000    Hamilton Co., OH, IDR (ADP System) ..............................     1.160    01/15/04       2,500,000
                                                                                                         ------------
              TOTAL FLOATING & VARIABLE DEMAND NOTES ..........................                          $319,788,900
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
    AMOUNT    ADJUSTABLE RATE PUT BONDS - 3.7%                                      RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$3,740,000    Cuyahoga Co., OH, IDR (Halle Office Bldg.) ......................     1.100    04/01/04    $  3,740,000
 1,090,000    Clermont Co., OH, EDR (John Q. Hammons Proj.) ...................     1.400    05/01/04       1,090,000
 2,435,000    Ohio St. HFA MFH (Lincoln Park) .................................     1.750    05/01/04       2,435,000
 2,760,000    Richland Co., OH, IDR (Mansfield Sq. Proj.) .....................     1.400    05/15/04       2,760,000
   810,000    Scioto Co., OH, Health Care Rev. (Hillview Retirement) ..........     1.300    06/01/04         809,934
 3,000,000    ABN AMRO Munitops Trust Ctfs. 1998-I8 (Cleveland Wtr. Wrks.) ....     1.250    06/10/04       3,000,000
   640,000    Gallia Co., OH, IDR (Jackson Pike Assoc.) .......................     1.300    06/15/04         640,000
   845,000    Clermont Co., OH, EDR (Eastgate Partnership) ....................     1.850    09/01/04         845,000
                                                                                                         ------------
              TOTAL ADJUSTABLE RATE PUT BONDS .................................                          $ 15,319,934
                                                                                                         ------------

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
=====================================================================================================================
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
    AMOUNT    COMMERCIAL PAPER - 0.5%                                               RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$2,000,000    Ohio St. Higher Ed. (Case Western Reserve Univ.) ................     0.900    01/05/04    $  2,000,000
                                                                                                         ------------

              TOTAL INVESTMENT SECURITIES - 99.9%
              (Amortized Cost $414,227,209) ...................................                          $414,227,209

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1% ....................                               405,405
                                                                                                         ------------

              NET ASSETS - 100.0% .............................................                          $414,632,614
                                                                                                         ============

See  accompanying  notes to  portfolio  of  investments  and notes to  financial statements.

TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
=====================================================================================================================
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
    AMOUNT    MUNICIPAL OBLIGATIONS - 97.8%                                         RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
              ALABAMA - 1.3%
$  450,000    Houston Co., AL, UT GO Warrants .................................     5.350    10/15/11    $    509,220
                                                                                                         ------------

              ARKANSAS - 2.1%
   775,000    Little Rock, AR, Healthcare Rev. (Baptist Health) ...............     5.000    09/01/14         820,299
                                                                                                         ------------

              CALIFORNIA - 0.8%
   300,000    California St. Dept. Wtr. Res. Pwr. Supply Rev ..................     1.270    01/01/04         300,000
                                                                                                         ------------

              COLORADO - 2.8%
 1,065,000    Superior Metro. Dist. No. 1 CO, Wtr. & Swr. ARPB
              Mandatory Put ...................................................     5.500    12/01/20       1,096,098
                                                                                                         ------------

              DISTRICT OF COLUMBIA - 0.3%
   100,000    Washington, DC, Convention Ctr. Auth. Dedicated Tax Rev .........     5.250    10/01/12         110,859
                                                                                                         ------------

              FLORIDA - 9.1%
   805,000    Florida HFA MFH Sr. Lien, Ser. I-1 ..............................     6.100    01/01/09         794,471
 1,000,000    Greater Orlando Aviation Auth. Orlando, FL, Arpt. Facs. Rev .....     5.250    10/01/09       1,112,389
 1,000,000    Pasco Co., FL, HFA MFH Rev. (Oak Trail Apts.) ...................     5.500    06/01/08       1,056,040
   455,000    Pensacola, FL, Arpt. Rev. .......................................     5.400    10/01/07         492,688
                                                                                                         ------------
                                                                                                            3,455,588
                                                                                                         ------------
              ILLINOIS - 1.6%
   500,000    Chicago, IL, Met. Wtr. Reclamation Dist. Escrowed to Maturity ...     7.000    01/01/11         611,845
                                                                                                         ------------

              INDIANA - 1.3%
   500,000    Indiana HFA Multi-Unit Mtg. Prog. Rev ...........................     6.600    01/01/12         506,220
                                                                                                         ------------

              KANSAS - 3.1%
 1,055,000    Sedgwick Co., KS, USD UT GO .....................................     5.000    11/01/10       1,188,479
                                                                                                         ------------

              KENTUCKY - 1.2%
   435,000    Madisonville, KY, Wtr. & Swr. Rev ...............................     4.250    09/01/15         451,734
                                                                                                         ------------

              MASSACHUSETTS - 0.9%
   345,000    Massachusetts St. Indl. Fin. Agy. Rev. (Hudner Assoc.) ..........     5.000    01/01/08         360,039
                                                                                                         ------------

              MISSISSIPPI - 2.6%
   250,000    Misissippi St. Capt. Impt. GO Prerefunded @ 100 .................     5.000    11/01/14         279,853
   335,000    Mississippi Business Fin. Corp. IDR (Bomaine Corp.) .............     5.200    05/01/11         344,869
   365,000    Mississippi Business Fin. Corp. IDR (Bomaine Corp.) .............     5.300    05/01/12         373,026
                                                                                                         ------------
                                                                                                              997,748
                                                                                                         ------------
              NEVADA - 3.2%
   700,000    Clark Co., NV, Impt. Dist .......................................     1.190    01/01/04         700,000
   480,000    Las Vegas, NV, Spl. Impt. Dist. SR Local Impt. ..................     5.250    06/01/12         527,798
                                                                                                         ------------
                                                                                                            1,227,798
                                                                                                         ------------

TAX-FREE INTERMEDIATE TERM FUND
(CONTINUED)
=====================================================================================================================
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
    AMOUNT    MUNICIPAL OBLIGATIONS - 97.8%                                         RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
              OHIO - 51.3%
$  275,000    Akron, OH, GO ...................................................     6.000    11/01/11    $    323,496
 1,000,000    Bowling Green St. Univ., OH, General Receipts ...................     5.750    06/01/12       1,147,650
   465,000    Cincinnati, OH, Police & Fireman's Disability GO ................     5.750    12/01/16         531,128
   680,000    Clermont Co., OH, GO ............................................     4.000    12/01/12         706,520
   325,000    Columbus, OH, GO ................................................     4.750    06/15/10         353,100
   374,530    Columbus, OH, Special Assessment GO .............................     5.050    04/15/08         411,863
 1,000,000    Cuyahoga Co., OH, Mtg. Rev. (West Tech. Apts. Proj.) ............     5.100    09/20/10       1,070,890
   415,000    Dublin, OH, Var. Purp. Impt. GO .................................     6.000    12/01/15         484,529
   500,000    Erie Co., OH, Hosp. Facs. Rev. (Fireland Reg. Med. Ctr.) ........     6.000    08/15/13         558,770
 1,005,000    Franklin Co., OH, Healthcare Rev. (First Comm. Village) .........     6.000    06/01/06       1,030,085
 1,075,000    Franklin Co., OH, Hosp. Rev. Impt. (Childrens Hosp. Proj.) ......     5.500    05/01/12       1,232,551
 1,000,000    Franklin Co., OH, Rev. (Online Computer Library Ctr.) ...........     4.650    10/01/11       1,062,410
 1,000,000    Hamilton Co., OH, Swr. Sys. Rev .................................     5.500    12/01/11       1,163,350
   590,000    Hubbard, OH, EVSD ...............................................     5.400    12/01/10         673,249
 1,000,000    Indian Hill, OH, EVSD GO ........................................     5.250    12/01/14       1,119,050
 1,000,000    Lorain Co., OH, Hosp. Rev. (Catholic Health) ....................     5.625    10/01/11       1,121,460
   480,000    Midview, OH, LSD COP ............................................     4.250    11/01/09         510,946
    45,000    Ohio St. EDR Ohio Enterprise Bond Fd. (Cheryl & Co.) ............     5.500    12/01/04          46,092
   500,000    Ohio St. IDR (Bomaine Corp. Proj.) ..............................     5.500    11/01/07         506,030
   275,000    Ohio St. Pub. Facs. Comm. Mental Health .........................     5.200    06/01/12         303,064
   540,000    Ohio St. Revitalization Proj ....................................     5.000    10/01/08         602,656
 1,000,000    Ohio St. Univ. General Receipts Rev .............................     5.125    12/01/11       1,114,780
 1,035,000    Reading, OH, Rev. (St. Mary's Ed. Institute) ....................     5.550    02/01/10       1,164,861
   515,000    South-Western CSD, OH, (Franklin & Pickway Co.) .................     5.000    12/01/12         580,317
   530,000    Toledo, OH, GO ..................................................     6.000    12/01/06         592,964
   660,000    West Chester Twp., OH, GO .......................................     5.500    12/01/14         750,856
   500,000    West Clermont, OH, LSD GO Partially Prerefunded @ 100 ...........     6.150    12/01/08         542,655
                                                                                                         ------------
                                                                                                           19,705,322
                                                                                                         ------------
              PENNSYLVANIA - 3.4%
   250,000    Lehigh Co., PA, IDA PCR (PPL Elec. Utils.) ......................     3.125    11/01/08         255,120
 1,000,000    Pennsylvania St. Higher Ed. Facs. (St. Josephs College) .........     5.000    05/01/11       1,063,410
                                                                                                         ------------
                                                                                                            1,318,530
                                                                                                         ------------
              SOUTH CAROLINA - 4.7%
 1,000,000    Richland Co., SC, (Intl. Paper Co.), Ser. A .....................     4.250    10/01/07       1,053,250
   725,000    Richland-Lexington, SC, Arpt. Dist. Rev. (Columbia Metro.) ......     6.000    01/01/08         755,784
                                                                                                         ------------
                                                                                                            1,809,034
                                                                                                         ------------
              TENNESEE - 2.5%
   835,000    Shelby Co., TN, Sports Auth. (Memphis Arena Proj.), Ser. A ......     5.500    11/01/13         956,609

              TEXAS - 5.6%
   500,000    Austin, TX, Hotel Occupancy Tax, Rev. Ref-Sub Lien ..............     5.750    11/15/12         571,740
   250,000    Dallas, TX, Twy. Auth. Sys. Rev .................................     5.000    01/01/18         275,940
   585,000    Denton Co., TX, Permanent Impt. GO ..............................     5.000    07/15/12         640,605
    77,048    Midland, TX, HFC Rev. Ser. A-2 ..................................     8.450    12/01/11          81,426
   515,000    Robinson, TX, ISD GO ............................................     5.750    08/15/10         588,382
    10,000    San Antonio, TX, Elec. & Gas Rev. Escrowed to Maturity ..........     5.000    02/01/12          11,217
                                                                                                         ------------
                                                                                                            2,169,310
                                                                                                         ------------

              TOTAL MUNICIPAL OBLIGATIONS .....................................                          $ 37,594,732
                                                                                                         ------------

TAX-FREE INTERMEDIATE TERM FUND
(CONTINUED)
=====================================================================================================================
  PRINCIPAL                                                                                                 MARKET
   AMOUNT     CASH EQUIVALENTS - 0.2%                                                                        VALUE
---------------------------------------------------------------------------------------------------------------------
$ 89,000      Merrill Lynch Institutional Tax-Exempt Fund .....................                          $     89,000
                                                                                                         ------------

              TOTAL INVESTMENT SECURITIES - 98.0%
              (Amortized Cost $35,658,140) ....................................                          $ 37,683,732

              OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0% ....................                               785,670
                                                                                                         ------------

              NET ASSETS - 100.0% .............................................                          $ 38,469,402
                                                                                                         ============

See accompanying notes to portfolio of investments and notes to financial statements.

TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
=====================================================================================================================
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 34.4%                 RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  140,000    Salt River, AZ, Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.,
              Prerefunded @ 102 ...............................................     5.000    01/01/04    $    142,800
   738,550    American Muni. Pwr. OH, Inc. BANS (Milan Village) ...............     1.400    01/15/04         738,550
   250,000    Deerfield Twp., OH, TANS ........................................     2.100    01/28/04         250,092
   130,000    Oklahoma City, OK, Arpt. Trust ..................................     4.800    02/01/04         130,387
   675,000    American Muni. Pwr. OH, Inc. BANS (Lakeview Village) ............     1.400    02/05/04         675,000
   300,000    Berkeley Co., WV, Pub. Svc. Dist. Wtr. Rev ......................     2.000    03/01/04         300,319
   500,000    Tennessee St. UT GO Prerefunded @ 101.5 .........................     5.650    03/01/04         511,086
   390,000    Avon Lake, OH, Wtr. Sys. Impt. BANS .............................     1.600    04/01/04         390,068
   300,000    Portsmouth, OH, Wtr. Sys. Rev ...................................     1.600    04/01/04         300,000
   200,000    Bloomville, OH, BANS ............................................     2.160    05/06/04         200,449
   735,000    Monroe, OH, BANS ................................................     1.800    05/06/04         736,002
   120,000    Lebanon, OH, BANS (Fire Dept. Impt.) ............................     1.650    05/20/04         120,159
   100,000    Kentucky St. Higher Ed. Student Ln. Corp. Insd. Student Ln. Rev .     5.200    06/01/04         101,377
   500,000    Spencerville, OH, BANS (Wtr. Sys. Impt.) ........................     1.950    06/02/04         500,630
 1,500,000    Leipsic, OH LSD BANS ............................................     2.150    06/15/04       1,504,386
   525,000    American Muni. Pwr. OH, Inc. BANS (Grafton Village) .............     1.250    06/17/04         525,000
   875,000    Blanchester, OH, Wtr. Sys. Impt. BANS ...........................     1.950    07/08/04         875,088
 1,000,000    Perkins Twp., OH, BANS ..........................................     2.000    07/28/04       1,000,000
   100,000    Agawam, MA, GO ..................................................     4.500    09/01/04         102,174
   240,000    Pataskala, OH, Bridge Impt. BANS ................................     1.830    09/23/04         240,568
   400,000    Bell Cmnty., CA, Tax Allocation Redev. Agy ......................     2.000    10/01/04         401,478
   100,000    Mississippi St. Brd. of Trustees of Instns. of Higher Learning ..     2.125    10/01/04         100,649
   300,000    North Randall, OH, Temp. Bonds (Emery Rd.) ......................     1.700    10/15/04         300,699
   500,000    American Muni. Pwr. OH, Inc. BANS (Galion Proj.) ................     1.400    11/12/04         500,000
   560,000    Goshen, IN, Cmnty. Schs. Land Acquisition .......................     2.300    01/01/05         563,029
                                                                                                         ------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS .............                          $ 11,209,990
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     FLOATING & VARIABLE DEMAND NOTES - 51.0%                              RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  555,000    Arvada, CO, Wtr. Util. Rev ......................................     1.150    01/01/04    $    555,000
   460,000    Boone Co., KY, Indl. Bldg. Rev. (The Hennegan Co. Proj.) ........     1.300    01/01/04         460,000
   240,000    Boulder Co., CO, Dev. Rev. (Humane Society Inc.) ................     1.400    01/01/04         240,000
   100,000    California Statewide Cmntys. IDR (Amern Modular Sys. Proj.) .....     1.350    01/01/04         100,000
   100,000    Catawba Co., NC, Indl. Facs. (Lucky 7 Dev. Group) ...............     1.450    01/01/04         100,000
   100,000    Charlotte, NC, COPS (Convention Fac. Proj.) .....................     1.300    01/01/04         100,000
   545,000    Eden Prairie, MN, MFH Rev. (Lake Place Apts.) ...................     1.400    01/01/04         545,000
   480,000    Eupora, MS, IDR (Plymouth Tube Co. Proj.) .......................     1.650    01/01/04         480,000
   315,000    Fargo, ND, Coml. Dev. Rev. Ref. (Kelly Inns. Fargo Proj.) .......     1.450    01/01/04         315,000
   325,000    Greenwood, IN, EDR (Health Quest Realty) ........................     1.530    01/01/04         325,000
   130,000    Henderson, NV, Pub. Impt. MFH Rev. (Pueblo I), Ser. A ...........     1.200    01/01/04         130,000
   355,000    Illinois Dev. Auth. IDR (Hoda LLC) ..............................     1.550    01/01/04         355,000
   235,000    Indiana St. EDR (Earlham College) ...............................     1.450    01/01/04         235,000
   894,000    Indianapolis, IN, EDR (Pedcore Invts. Waterfront) ...............     1.590    01/01/04         894,000
   100,000    Irvine, CA, Impt. Brd. Act 1915 .................................     1.270    01/01/04         100,000
   220,000    Jefferson Co., MO, IDA IDR (GHF Holdings LLC Proj.) .............     1.550    01/01/04         220,000
   280,000    Lake Co., IL, Cmnty. Cons. Sch. Dist. No. 073 Hawthorn ..........     1.340    01/01/04         280,000

TAX-FREE MONEY MARKET FUND
(CONTINUED)
---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     FLOATING & VARIABLE DEMAND NOTES - 51.0%                              RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  450,000    Lancaster Co., NE, IDR (Garner Ind.) ............................     1.310    01/01/04    $    450,000
 1,060,000    Mankato, MN, IDR, Ser. 1998 (Sacco Family LP Proj.) .............     1.600    01/01/04       1,060,000
   110,000    Mississippi Bus. Fin. Corp. (Arch Aluminum & Glass) .............     1.500    01/01/04         110,000
   500,000    Municipal Secs. Trust Ctfs., Ser. 2001-160 (Florida Brd. of Ed.)      1.380    01/01/04         500,000
   300,000    Municipal Secs. Trust Ctfs., Ser. 2001-161 (Florida Brd. of Ed.)      1.380    01/01/04         300,000
   275,000    Port Kalama, WA, Pub. Corp. Port. (Conagra, Inc. Proj.) .........     1.400    01/01/04         275,000
   117,000    Portage, IN, EDR ................................................     1.410    01/01/04         117,000
   400,000    Putnam Co., FL, PCR Dev. Auth. (Florida Pwr. & Light Co. Proj.) .     1.330    01/01/04         400,000
 1,105,000    Salina, KS, Rev. (Salina Center Mall Ltd.) ......................     1.450    01/01/04       1,105,000
   500,000    Seminole Co., FL, IDA Health Fac ................................
              (Florida Living Nursing Center) .................................     1.430    01/01/04         500,000
   705,000    St. Louis, MO, Clearance Redev. Auth. (Lamment Bldg.) ...........     1.400    01/01/04         705,000
   300,000    Tarrant Co., TX, Health Fac. Dev. Corp. Rev .....................
              (Cumberland Rest Proj.) .........................................     1.320    01/01/04         300,000
 1,300,000    Univ. Athletic Assn., FL CAP Impt. Rev., (Univ. of Florida
              Stadium Proj.) ..................................................     1.350    01/01/04       1,300,000
 1,000,000    Cincinnati, OH, Port Auth. Rev. (Cincinnati Zoo Proj.) ..........     1.210    01/07/04       1,000,000
   100,000    East Carolina Univ. Rev. (Ficklen Stadium Proj.) ................     1.280    01/07/04         100,000
   500,000    Flowood, MS, MFM ................................................     1.120    01/07/04         500,000
   100,000    Knox, IN, EDR (J.W. Hicks, Inc. Proj.) ..........................     1.400    01/07/04         100,000
 1,200,000    Marion Co., FL, HFA Rev. (Paddock Apts.) ........................     1.100    01/07/04       1,200,000
   100,000    Northeastern PA, Hosp. & Edl. Auth. (Wyoming Vy. Healthcare) ....     1.200    01/07/04         100,000
 1,100,000    Scio Twp., MI, EDR (ADP Network) ................................     1.580    01/07/04       1,100,000
                                                                                                         ------------
              TOTAL FLOATING & VARIABLE DEMAND NOTES ..........................                          $ 16,656,000
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
    AMOUNT    ADJUSTABLE RATE PUT BONDS - 14.2%                                     RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  490,000    Lexington-Fayette Co., KY, Urban Govt. Rev ......................
              (Providence Montessori) .........................................     2.250    01/01/04    $    490,000
   970,000    Pulaski Co., KY, Solid Wst. Disp. Rev. (East Kentucky Pwr.) .....     1.100    02/15/04         970,000
   480,000    Sabine River, TX, IDA (Northeast TX Elec. Corp.) ................     1.050    02/15/04         480,000
   570,000    Summit Co., OH, IDR (S.D. Myers, Inc. Proj.) ....................     1.800    02/15/04         570,000
   100,000    Portage Co., OH, IDR (Neidlinger Proj.) .........................     1.950    03/01/04         100,000
    95,000    Summit Co., OH, IDR (Keltec, Inc. Proj.) ........................     1.950    03/01/04          95,000
   440,000    Summit Co., OH, IDR (Struktol Co. America Proj.) ................     1.950    03/01/04         440,000
   115,000    Cuyahoga Co., OH, IDR (Halle Office Bldg.) ......................     1.100    04/01/04         115,000
   360,000    Newport, KY, Indl. Bldg. Rev. (Sumerel Tire Svc., Inc. Proj.) ...     2.500    06/01/04         360,000
 1,000,000    Westmoreland Co., PA, IDR (White Consolidated Industries) .......     1.320    06/01/04       1,000,000
                                                                                                         ------------
              TOTAL ADJUSTABLE RATE PUT BONDS .................................                          $  4,620,000
                                                                                                         ------------

              TOTAL INVESTMENT SECURITIES - 99.6%
              (Amortized Cost $32,485,990) ....................................                          $ 32,485,990

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4% ....................                               120,987
                                                                                                         ------------

              NET ASSETS - 100.0% .............................................                          $ 32,606,977
                                                                                                         ------------

See accompanying notes to portfolio of investments and notes to financial statements.

NOTES TO PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 2003
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at December 31, 2003.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

ARPB -  Adjustable Rate Put Bond
BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDR - Economic Development Revenue
EVSD - Exempted Village School District
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
ISD - Independent School District
LSD - Local School District
LT - Limited Tax
MFA - Multi-Family Authority
MFH - Multi-Family Housing
MFM - Multi-Family Mortgage
PCR - Pollution Control Revenue
TANS - Tax Anticipation Notes
USD - Unified School District
UT - Unlimited Tax
                                       52


TTFT OHIO INSURED TAX FREE FUND
PRO FORMA COMBINING
PORTFOLIO OF INVESTMENTS        TTFT TF INTERMEDIATE       TTFT OHIO INSURED                                   TTFT OHIO INSURED
DECEMBER 31, 2003                     BOND FUND              TAX FREE FUND          PRO FORMA ADJUSTMENTS         TAX FREE FUND
(UNAUDITED)
                               SHARE/PAR  MARKET VALUE   SHARE/PAR  MARKET VALUE    SHARE/PAR MARKET VALUE   SHARE/PAR  MARKET VALUE
                              ------------------------  ------------------------  ------------------------  ------------------------
MUNICIPAL BONDS

AJUSTABLE RATE PUT BONDS
SUPERIOR CNTY DIST  WTR&S       1,065,000    1,096,098           --           --           --           --    1,065,000    1,096,098
                              ------------------------  ------------------------                            ------------------------
                                             1,096,098                        --           --           --                 1,096,098
FIXED RATE REVENUE BONDS

BUTLER CO,OH TRANS IMP                 --           --      750,000      811,957           --           --      750,000      811,957
CINCINNATI,OH.TECH.COLLEG              --           --    1,210,000    1,313,733           --           --    1,210,000    1,313,733
CLEVELAND,OH AIRPT REV                 --           --    1,260,000    1,349,712           --           --    1,260,000    1,349,712
COLUMBUS-POLARIS HSG CORP              --           --      700,000      867,888           --           --      700,000      867,888
CUYAHOGA OH (UNIV HOSP)                --           --      190,000      237,160           --           --      190,000      237,160
ERIE CO OH HOSP FIRELAND               --           --    1,000,000    1,012,900           --           --    1,000,000    1,012,900
GREENE CO OH SEWER SY REV              --           --    1,000,000    1,127,110           --           --    1,000,000    1,127,110
HAMILTON CNTY,OH SEWER                 --           --      700,000      718,928           --           --      700,000      718,928
HARRISON OH WSTWTR SYS                 --           --    1,050,000    1,124,025           --           --    1,050,000    1,124,025
LORAIN CO OH HLTH FACX                 --           --    1,000,000    1,104,360           --           --    1,000,000    1,104,360
LUCAS CO OH HOSP REV                   --           --    1,000,000    1,121,730           --           --    1,000,000    1,121,730
LUCAS CO OH HSG DEV CORP               --           --    1,000,000    1,020,850           --           --    1,000,000    1,020,850
OH ST BLDG AUTH SER 94A                --           --      500,000      530,605           --           --      500,000      530,605
OH ST BLDG AUTH ADLT CORR              --           --    1,000,000    1,093,730           --           --    1,000,000    1,093,730
OH HGHER ED 5.00% 5/1/23               --           --      250,000      260,783           --           --      250,000      260,783
OHIO STATE UNIVERSITY GEN              --           --    1,250,000    1,403,838           --           --    1,250,000    1,403,838
TOLEDO OH SWR SYS REV                  --           --      500,000      531,570           --           --      500,000      531,570
UNIV OF CINCINNATI GEN R               --           --    1,000,000    1,142,210           --           --    1,000,000    1,142,210
WARREN OHIO WTRWKS REV                 --           --      400,000      464,300           --           --      400,000      464,300
AUSTIN,TX HOTEL OCCUP TAX         500,000      571,740           --           --           --           --      500,000      571,740
BOWLING GREEN ST UNIV GEN       1,000,000    1,147,650           --           --           --           --    1,000,000    1,147,650
CUYAHOGA CNTY, OH W. TECH       1,000,000    1,070,890           --           --           --           --    1,000,000    1,070,890
ERIE CO OH HOSP FIRELAND          500,000      558,770           --           --           --           --      500,000      558,770
FL ST  HSG FIN AGY                805,000      794,471           --           --           --           --      805,000      794,471
FRANKLIN,OH HLTH (HILLSD)       1,005,000    1,030,085           --           --           --           --    1,005,000    1,030,085
FRANKLIN, OH. CHLDN-HOSP        1,075,000    1,232,552           --           --           --           --    1,075,000    1,232,552
FRANKLIN, OH REV OCLC           1,000,000    1,062,410           --           --           --           --    1,000,000    1,062,410
GREAT  ORLANDO ARPT SER A       1,000,000    1,112,390           --           --           --           --    1,000,000    1,112,390
HAMILTON CNTY, OH SWR SYS       1,000,000    1,163,350           --           --           --           --    1,000,000    1,163,350
INDIANA ST HFA                    500,000      506,220           --           --           --           --      500,000      506,220
LEHIGH CNTY, PA IDA PCR           250,000      255,120           --           --           --           --      250,000      255,120
LITTLE ROCK AR HEALTH FAC         775,000      820,299           --           --           --           --      775,000      820,299
LORAIN CNTY, OH HOSP REV        1,000,000    1,121,460           --           --           --           --    1,000,000    1,121,460
MADISONVILLE KY WATER & SEWER     435,000      451,734           --           --           --           --      435,000      451,734
MASS. ST (HUDNER ASSOC)           345,000      360,039           --           --           --           --      345,000      360,039
MEMPHIS-SHELBY CNTY, TN           835,000      956,609           --           --           --           --      835,000      956,609
MIDLAND TX HFC SER A2              77,048       81,426           --           --           --           --       77,048       81,426
MIDVIEW OH LSD COP SCH BL         480,000      510,946           --           --           --           --      480,000      510,946
MISS BUS FIN (BOMAINE CO)         335,000      344,869           --           --           --           --      335,000      344,869
MISS BUS FIN (BOMAINE CO)         365,000      373,026           --           --           --           --      365,000      373,026
N TX TOLLWAY AUTH DALLAS          250,000      275,940           --           --           --           --      250,000      275,940
OHIO ST REVITAL PROJ REV          540,000      602,656           --           --           --           --      540,000      602,656
OHIO ST ECON DEV                   45,000       46,092           --           --           --           --       45,000       46,092
OHIO ST IDR (BOMAINE COR)         500,000      506,030           --           --           --           --      500,000      506,030
OHIO ST PUBLIC FACS  HLTH         275,000      303,064           --           --           --           --      275,000      303,064
OHIO ST UNIV GEN REC            1,000,000    1,114,780           --           --           --           --    1,000,000    1,114,780
PASCO CNTY, FL (OAKTRAIL)       1,000,000    1,056,040           --           --           --           --    1,000,000    1,056,040
PA ST HIGHER ED (ST. JON)       1,000,000    1,063,410           --           --           --           --    1,000,000    1,063,410
PENSACOLA FL ARPT REV             455,000      492,688           --           --           --           --      455,000      492,688
READING, OH (ST MARY'S)         1,035,000    1,164,861           --           --           --           --    1,035,000    1,164,861
RICHLAND CNTY, SC ENVIR         1,000,000    1,053,250           --           --           --           --    1,000,000    1,053,250
RICH-LEX, SC (COLUM ARPT)         725,000      755,784           --           --           --           --      725,000      755,784
ROBINSON TX ISD UTGO PSF          515,000      588,382           --           --           --           --      515,000      588,382
SAN ANTONIO TX GAS & ELEC          10,000       11,217           --           --           --           --       10,000       11,217
WASHINGTON DC CONVENTION          100,000      110,859           --           --           --           --      100,000      110,859
                              ------------------------  ------------------------                            ------------------------
                                            24,671,109                17,237,389           --           --                41,908,498

FLOATING RATE NOTES (1-DAY)

MONTGMRY OH (MIAMI HOSP)               --           --    1,700,000    1,700,000           --           --    1,700,000    1,700,000
TRUMBULL CNTY OH HLTH REV              --           --      300,000      300,000           --           --      300,000      300,000
CA ST DEPT WATER & POWER REV      300,000      300,000           --           --           --           --      300,000      300,000
CLARK CO NV IMPT DIST             700,000      700,000           --           --           --           --      700,000      700,000
                              ------------------------  ------------------------                            ------------------------
                                             1,000,000                 2,000,000           --           --                 3,000,000

FLOATING RATE NOTES (7-DAY)

HAMILTON, OH ELEC REV                  --           --    1,595,000    1,595,000           --           --    1,595,000    1,595,000
OHIO ST UNIV. SER 1997                 --           --    1,000,000    1,000,000           --           --    1,000,000    1,000,000
                              ------------------------  ------------------------                            ------------------------
                                       --           --                 2,595,000           --           --                 2,595,000
GENERAL OBLIGATIONS

AKRON OH LT GO                         --           --      500,000      569,865           --           --      500,000      569,865
AKRON, OH VAR PURP GO                  --           --    1,000,000    1,041,580           --           --    1,000,000    1,041,580
AKRON OH IMPT GO                       --           --    1,185,000    1,246,466           --           --    1,185,000    1,246,466
AVON LAKE OH CSD UT GO                 --           --    1,000,000    1,124,910           --           --    1,000,000    1,124,910
BEXLEY OH CSD                          --           --      365,000      462,200           --           --      365,000      462,200
BRUNSWICK, OH CSD SCHOOL               --           --    2,145,000    2,458,556           --           --    2,145,000    2,458,556
BUCKEYE VALLEY OH LSD                  --           --    1,000,000    1,250,200           --           --    1,000,000    1,250,200
BUTLER CO., OH GO                      --           --      210,000      229,509           --           --      210,000      229,509
CRAWFORD CO., OH REF. GO               --           --      745,000      771,157           --           --      745,000      771,157
EATON, OH CSD UTGO                     --           --    1,750,000    1,812,230           --           --    1,750,000    1,812,230
FREMONT OH VAR PURP                    --           --    1,250,000    1,297,488           --           --    1,250,000    1,297,488
HAMILTON OH CSD UT GO                  --           --    1,000,000    1,118,000           --           --    1,000,000    1,118,000
HAMILTON OH CSD UT GO                  --           --    2,000,000    2,249,819           --           --    2,000,000    2,249,819
HILLIARD,OH SD IMPT GO                 --           --    1,000,000    1,123,070           --           --    1,000,000    1,123,070
HILLIARD, OH SD IMPT GO                --           --    1,000,000    1,119,950           --           --    1,000,000    1,119,950
KINGS OH LSD UT GO                     --           --    1,000,000    1,109,410           --           --    1,000,000    1,109,410
KINGS OH LSD UT GO                     --           --    1,250,000    1,456,287           --           --    1,250,000    1,456,287
KINGS OH LSD UT GO                     --           --      525,000      612,271           --           --      525,000      612,271
LAKE, OH LSD UT GO                     --           --      500,000      568,980           --           --      500,000      568,980
LICKING HEIGHTS OH LSD UT              --           --      910,000    1,127,763           --           --      910,000    1,127,763
MARYSVILLE, OH EX VILL SD              --           --    1,500,000    1,548,960           --           --    1,500,000    1,548,960
MONROE, OH LSD UTGO                    --           --    1,000,000    1,053,630           --           --    1,000,000    1,053,630
MORGAN, OH, LSD GO                     --           --      500,000      569,365           --           --      500,000      569,365
NEWARK OHIO VAR PURP                   --           --    1,000,000    1,020,590           --           --    1,000,000    1,020,590
NORDONIA HILLS OH LSD UT               --           --    1,500,000    1,648,590           --           --    1,500,000    1,648,590
OTTAWA CO OH GO                        --           --      530,000      580,594           --           --      530,000      580,594
PLAIN, OH LSD GO                       --           --    1,000,000    1,031,140           --           --    1,000,000    1,031,140
PORTAGE CO OH                          --           --    1,000,000    1,064,000           --           --    1,000,000    1,064,000
ROSS TWP OHIO LSD UTGO                 --           --    1,200,000    1,262,244           --           --    1,200,000    1,262,244
SCIOTO VALLEY OH LSD GO                --           --    1,250,000    1,411,850           --           --    1,250,000    1,411,850
SPRINGFIELD OH CSD UT GO               --           --    1,000,000    1,087,570           --           --    1,000,000    1,087,570
STRONGSVILLE OH CSD GO                 --           --      500,000      577,765           --           --      500,000      577,765
SUMMIT CO., OHIO                       --           --    1,000,000    1,202,370           --           --    1,000,000    1,202,370
SYLVANIA OH CSD GO                     --           --      715,000      740,740           --           --      715,000      740,740
TOLEDO, OH CITY SCH DIST               --           --    1,000,000    1,043,670           --           --    1,000,000    1,043,670
TWINSBURG, OH PARK & LAND              --           --      655,000      737,379           --           --      655,000      737,379
WEST CHESTER TWP 5.00%                 --           --      850,000      899,708           --           --      850,000      899,708
W CLERMONT OH LSD GO                   --           --    1,095,000    1,230,035           --           --    1,095,000    1,230,035
W CLERMONT,OH.LSD GO                   --           --    1,085,000    1,158,118           --           --    1,085,000    1,158,118
WESTERVILLE OH REF & IMPT              --           --      250,000      253,570           --           --      250,000      253,570
AKRON OH LT GO                    275,000      323,496           --           --           --           --      275,000      323,496
CHICAGO IL MET WATER RECL         500,000      611,845           --           --           --           --      500,000      611,845
CINCINNATI OH  POL & FRE          465,000      531,128           --           --           --           --      465,000      531,128
CLERMONT CO OH GO                 680,000      706,520           --           --           --           --      680,000      706,520
COLUMBUS OH                       325,000      353,100           --           --           --           --      325,000      353,100
COLUMBUS OH GO SPECIAL            374,530      411,863           --           --           --           --      374,530      411,863
DENTON CNTY TX PERM IMPTG         585,000      640,604           --           --           --           --      585,000      640,604
DUBLIN OH VAR PURP SER A          415,000      484,529           --           --           --           --      415,000      484,529
HOUSTON CNTY AL UTGO WTS          450,000      509,220           --           --           --           --      450,000      509,220
HUBBARD OH EXMP VLG SCH D         590,000      673,249           --           --           --           --      590,000      673,249
INDIAN HILL EX VLG SCHOOL       1,000,000    1,119,050           --           --           --           --    1,000,000    1,119,050
LAS VEGAS GO SPL IMPT DIS         480,000      527,798           --           --           --           --      480,000      527,798
MS ST IMPT SER B 5.0%             250,000      279,853           --           --           --           --      250,000      279,853
SEDGWICK CO KS                  1,055,000    1,188,479           --           --           --           --    1,055,000    1,188,479
SOUTH-WESTERN OH CSD GO           515,000      580,317           --           --           --           --      515,000      580,317
TOLEDO OH GO                      530,000      592,964           --           --           --           --      530,000      592,964
WEST CHESTER TWNSHP OHIO          660,000      750,856           --           --           --           --      660,000      750,856
W CLERMONT OH LSD UT GO           500,000      542,655           --           --           --           --      500,000      542,655
                              ------------------------  ------------------------                            ------------------------
                                            10,827,526                42,871,599           --           --                53,699,125

CASH EQUIVALENTS

STIFS/MONEY MARKETS
MERRILL LYNCH INST.TAX EX          89,000       89,000       56,000       56,000           --           --      145,000      145,000
                              ------------------------  ------------------------                            ------------------------
                                                89,000                    56,000                        --                   145,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS AT MARKET                 37,683,732                64,759,988                        --               102,443,721
                                           -----------               -----------               -----------               -----------

TOTAL INVESTMENTS AT COST                   35,658,140                59,221,291                        --                94,879,431
                                           -----------               -----------               -----------               -----------

TTFT OHIO INSURED TAX FREE FUND
PRO FORMA COMBINING                                                   PRO FORMA FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
(UNAUDITED)
                                                          TTFT Tax Free        TTFT Ohio                             TTFT Ohio
                                                           Intermediate    Insured Tax Free      Pro Forma       Insured Tax Free
                                                               Fund              Fund           Adjustments            Fund
                                                          --------------    --------------     --------------     --------------
ASSETS
Investments, at cost                                      $   35,658,140    $   59,221,291     $           --     $   94,879,431
                                                          ==============    ==============     ==============     ==============
Investments, at market value                              $   37,683,732    $   64,759,989     $           --     $  102,443,721
Cash                                                               4,154             7,601                 --             11,755
Receivable for capital shares sold                                18,473             2,596                 --             21,069
Receivable for securities sold                                   536,170         1,464,375
Dividend and interest receivable                                 412,280           434,082                 --            846,362
Other Assets                                                      11,615             5,407                 --             17,022
                                                          --------------    --------------     --------------     --------------
     Total Assets                                             38,666,424        66,674,050                 --        103,339,929
                                                          --------------    --------------     --------------     --------------

LIABILITIES

Payable for securities purchased                                      --         1,690,344                 --          1,690,344
Dividends payable                                                 30,150            85,806                 --            115,956
Payable to advisor                                                15,190            25,651
Payable for capital shares redeemed                               75,837             4,611                 --             80,448
Payable to affiliates                                              8,855            10,013                 --             18,868
Accrued expenses and other liabilities                            66,990            67,802                 --            134,792
                                                          --------------    --------------     --------------     --------------
     Total Liabilities                                           197,022         1,884,227                 --          2,040,408
                                                          --------------    --------------     --------------     --------------
Net Assets                                                $   38,469,402    $   64,789,823     $           --     $  101,299,521
                                                          ==============    ==============     ==============     ==============

ANALYSIS OF NET ASSETS

Accumulated paid in capital                               $   36,416,022    $   59,159,198     $           --     $   95,575,220
Accumulated net realized gains (losses) on investments            27,788            91,927                 --            119,715
Unrealized appreciation on investments                         2,025,592         5,538,698                 --          7,564,290
                                                          --------------    --------------     --------------     --------------
Net Assets                                                $   38,469,402    $   64,789,823     $           --     $  103,259,225
                                                          ==============    ==============     ==============     ==============

BY CLASS:

NET ASSETS:
CLASS A                                                   $   33,288,274    $   56,862,094      $ 847,777 (A)     $   90,998,145
CLASS B                                                          478,677           369,100           (847,777)                --
CLASS C                                                        4,702,451         7,558,629                 --         12,261,080
                                                          --------------    --------------     --------------     --------------
                                                          $   38,469,402    $   64,789,823     $           --     $  103,259,225
                                                          ==============    ==============     ==============     ==============

OUTSTANDING SHARES:
CLASS A                                                        2,902,378         4,676,347            (95,137)         7,483,588
CLASS B                                                           41,714            30,268            (71,982)                --
CLASS C                                                          409,874           619,519            (24,427)         1,004,966
                                                          --------------    --------------     --------------     --------------
                                                               3,353,966         5,326,134           (191,546)         8,488,554
                                                          ==============    ==============     ==============     ==============

NET ASSET VALUE PER SHARE:
CLASS A                                                   $        11.47    $        12.16                        $        12.16
                                                          --------------    --------------                        --------------
CLASS B                                                   $        11.48    $        12.19                        $         0.00
                                                          --------------    --------------                        --------------
CLASS C                                                   $        11.47    $        12.20                        $        12.20
                                                          --------------    --------------                        --------------

(A) After the merger, Class B shares of the funds will be converted to Class A shares of the Ohio Insured Tax Free Fund.

TTFT OHIO INSURED TAX FREE FUND
PRO FORMA COMBINING
STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2003
(UNAUDITED)
                                                          TTFT Tax Free    TTFT Ohio                       TTFT Ohio
                                                          Intermediate  Insured Tax Free                Insured Tax Free
                                                              Fund            Fund        Adjustments         Fund
                                                          ------------    ------------    ------------    ------------
INVESTMENT INCOME
Interest Income                                           $  1,771,368    $  3,064,444    $         --    $  4,886,823
                                                          ------------    ------------    ------------    ------------
          Total Income                                       1,771,368       3,064,444              --       4,886,823
                                                          ------------    ------------    ------------    ------------

EXPENSES
Management fee                                                 197,930         328,467          (2,588)(A)     523,809
Distribution Fees - Class A                                     85,923         146,257       1,581 (A)         233,761
Distribution Fees - Class B                                      3,088           3,163          (6,251)(D)          --
Distribution Fees - Class C                                     49,080          68,740              45         117,865
Administration fees                                             21,658          35,953          34 (A)          57,645
Accounting fees                                                 38,843          44,561         (39,904)(A)      43,500
Audit and legal fees                                            18,849          22,282         (16,131)(B)      25,000
Directors/ Trustees fees                                         9,160           9,835          (8,895)(C)      10,100
Postage and supplies                                            46,832          41,432         (43,264)(B)      45,000
Registration fees - Class A                                      9,693           4,136          (3,829)(B)      10,000
Registration fees - Class B                                      8,574           3,639         (12,213)(D)          --
Registration fees - Class C                                      8,067           2,550          (1,617)(B)       9,000
Transfer Agent Fees - Class A                                   29,989          20,131       1,880 (A)          52,000
Transfer Agent Fees - Class B                                   11,564          11,517         (23,081)(D)          --
Transfer Agent Fees - Class C                                   11,564          11,450         (11,014)(A)      12,000
Other expense                                                   11,651          18,148          18,637          48,436
                                                          ------------    ------------    ------------    ------------
                                                               562,465         772,261        (146,610)      1,188,116
Fees waived (Class A)                                          (84,488)       (177,735)         (1,401)(A)    (263,624)
Fees waived (Class B)                                          (20,569)        (15,978)     36,547 (D)              --
Fees waived (Class C)                                          (26,895)        (31,927)     12,415 (A)         (46,407)
                                                          ------------    ------------    ------------    ------------
          Total expenses, net of fees waived                   430,513         546,621         (99,049)        878,085

                                                          ------------    ------------    ------------    ------------
NET INVESTMENT INCOME                                        1,340,855       2,517,823          99,049       4,008,738


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments                       $    333,139    $    431,330    $         --    $    764,469
Change in unrealized appreciation (depreciation)              (385,647)        203,703              --        (181,944)
     of investments                                                 --              --              --              --
                                                          ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS         (52,508)        635,033              --         582,525
                                                          ------------    ------------    ------------    ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS            $  1,288,347    $  3,152,856    $     99,049    $  4,591,263
                                                          ============    ============    ============    ============


(A) Based on contract in effect for the legal surviving fund. Management Fee is tiered between .375% and .50%. Distribution Fee is Class A .25%, Class C 1.00%.
(B) Decrease due to the elimination of duplicative expenses achieved by merging the funds.
(C) Based on director compensation plan for the Trust divided by remaining number of funds.
(D) After the merger, Class B shares of the funds will be converted to Class A shares of the Ohio Insured Tax Free Fund.

TOUCHSTONE TAX FREE TRUST
OHIO INSURED TAX FREE FUND
PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
DECEMBER 31, 2003
(UNAUDITED)


DESCRIPTION OF THE FUND

     The Acquiring Fund, Touchstone Tax Free Trust Ohio Insured Tax Free Fund, is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company portfolio consisting of Class A, B and C shares. The Target Fund, Touchstone Tax Free Trust Tax Free Intermediate Term Fund, is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company, consisting of Class A, B and C shares.

BASIS OF COMBINATION

     The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed acquisition of the Target Fund by the Acquiring Fund as if such acquisition had taken place as of January 1, 2003. After the merger, Class B shares of the funds will be converted to Class A shares of the Acquiring Fund.

     Under the terms of the Plan of Reorganization, the combination of the Acquiring and Target Funds will be accounted for by the method of accounting for tax-free mergers of investment companies. The statements of assets and liabilities and the related statements of operations of the Acquiring and Target Funds have been combined as of and for the twelve months ended December 31, 2003. In accordance with accounting principles generally accepted in the United States, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

     The accompanying pro forma financial statements should be read in conjunction with the historical financial statements of the funds included or incorporated by reference in the Statement of Additional Information.

PORTFOLIO VALUATION

     Investment securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. In the absence of readily available market quotations, securities are valued at fair value under procedures established by and under the general supervision of the Board of Trustees.

CAPITAL SHARES

     The pro forma net asset value per share assumes the issuance of shares of the Acquiring Fund that would have been issued at December 31, 2003, in connection with the proposed reorganization. The number of shares assumed to be issued for Class A is equal to the net asset value of Class A and B of the Target Fund, and Class B of the Acquiring Fund as of December 31, 2003, divided by the net asset value per share of Class A of the Acquiring Fund as of December 31, 2003. The number of shares assumed to be issued for Class C is equal to the net asset value of Class C of the Target Fund as of December 31, 2003, divided by the net asset value per share of Class C of the Acquiring Fund as of December 31, 2003. The pro forma number of shares outstanding by class for the combined fund consists of the following at December 31, 2003:

                SHARES OF          ADDITIONAL SHARES       TOTAL OUTSTANDING
              ACQUIRING FUND         ASSUMED ISSUED              SHARES
CLASS        PRE-COMBINATION       IN REORGANIZATION        POST-COMBINATION
-----        ---------------       -----------------        ----------------

  A             4,676,347              2,807,241               7,483,588
  B               30,268                (30,268)                   0
  C              619,519                385,447                1,004,966

ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

The identified cost of investments for the funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

                            TOUCHSTONE TAX-FREE TRUST

                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification.

         The response to this item is incorporated by reference to "Liability and Indemnification of Trustees" under the caption "Information on Shareholders' Rights" in Part A of this Registration Statement.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Registrant, its Trustees and Officers, its investment adviser, and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been adjudicated or may be established or who willfully fails to act prudently.

         The Investment Advisory Agreement with Touchstone Advisors, Inc. (the "Advisor") provides that the Advisor shall not be liable for any act or omission connected with rendering services to the Registrant for matters to which the Agreement relates, except for a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor in the performance of its duties and obligations under the Agreement.

         The Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. (the "Sub-Advisor") provides that the Sub-Advisor shall not be liable for any act or omission connected with rendering services to the Registrant for matters to which the Agreement relates, except for a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the Sub-Advisor in the performance of its duties and obligations under the Agreement.

Item 16.     Exhibits:

1(a). Restated Agreement and Declaration of Trust. Incorporated by reference to Post-Effective Amendment No. 36 to Touchstone Tax-Free Trust's Registration Statement on Form N-1A, Registration No. 2-72101, filed with the SEC on April 17, 1996.

1(b). Amendment No.1 to Restated Agreement and Declaration of Trust dated May 25, 1994. Incorporated by reference to Registrant's Post-Effective Amendment No. 36, filed with the SEC on April 17, 1996.

1(c). Amendment No.2 to Restated Agreement and Declaration of Trust dated July 31, 1996. Incorporated by reference to Registrant's Post-Effective Amendment No. 38, filed with the SEC on November 1, 1996.

 1(d). Amendment No.3 to Restated Agreement and Declaration of Trust dated February 28, 1997. Incorporated by reference to Registrant's Post-Effective Amendment No. 40, filed with the SEC on June 20, 1997.

1(e). Amendment No.4 to Restated Agreement and Declaration of Trust dated March 24, 2000. Incorporated by reference to Registrant's Post-Effective Amendment No. 47, filed with the SEC on November 2, 2000.

1(f). Amendment No.5 to Restated Agreement and Declaration of Trust dated September 21, 2000. Incorporated by reference to Registrant's Post-Effective Amendment No. 47, filed with the SEC on November 2, 2000.

 1(g). Amendment No.6 to Restated Agreement and Declaration of Trust dated March 27, 2001. Incorporated by reference to Registrant's Post-Effective Amendment No. 50, filed with the SEC on October 31, 2001.

 1(h). Amendment to Restated Agreement and Declaration of Trust dated June 14, 2002. Incorporated by reference to Registrant's Post-Effective Amendment No. 56, filed with the SEC on November 1, 2002.

2. Amended Bylaws. Incorporated by reference to Post-Effective Amendment No. 38 filed with the SEC on November 1, 1996.

3.       Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to the Prospectus contained in Part A of this Registration Statement.

5.       None other than as set forth in Exhibits 1 and 2.

6(a). Investment Advisory Agreement between Touchstone Advisors, Inc. and Touchstone Tax-Free Trust. Incorporated by reference to Post-Effective Amendment No. 47 filed with the SEC on November 2, 2000.

6(b). Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. with respect to the Ohio Insured Tax-Free Fund. Incorporated by reference to Post-Effective Amendment No. 60 filed with the SEC on October 31, 2003.

7(a). Form of Distribution Agreement between Touchstone Securities, Inc. and Touchstone Tax-Free Trust. Incorporated by reference to Post-Effective Amendment No. 50 filed with the SEC on October 31, 2001.

7(b). Form of Underwriter's Dealer Agreement. Incorporated by reference to Form N-14AE Registration Statement, filed with the SEC on February 11, 2004.

7(c).    Form of Recordkeeping Agreement. Incorporated by reference to
         Form N-14AE Registration Statement, filed with the SEC on February 11, 2004.

8. Trustee Deferred Compensation Plan. Incorporated by reference to Post-Effective Amendment No. 48 to Post-Effective Amendment No. 48 filed with the SEC on March 1, 2001.

9. Form of Custodian Agreement between The Fifth Third Bank and Touchstone Tax-Free Trust. Incorporated by reference to Post-Effective Amendment No. 60 filed with the SEC on October 31, 2003.

10 (a). Plan of Distribution Pursuant to Rule 12b-1 for Class A Shares. Incorporated by reference to Post-Effective Amendment No. 47 filed with the SEC on November 2, 2000.

10(b). Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares. Incorporated by reference to Post-Effective Amendment No. 50 filed with the SEC on October 31, 2001.

10(c). Plan of Distribution Pursuant to Rule 12b-1 for Class C Shares. Incorporated by reference to Post-Effective Amendment No. 47 filed with the SEC on November 2, 2000.

11. Opinion and consent of Sullivan & Worcester LLP. Incorporated by reference to Form N-14AE Registration Statement, filed with the SEC on February 11, 2004.

12.      Tax opinion and consent of Sullivan & Worcester LLP.  Filed herewith.


13.      Not applicable.

14.      Consent of Ernst & Young LLP.  Filed herwith

15.      Not applicable.

16. Powers of Attorney. Incorporated by reference to Post-Effective Amendment No. 47 filed with the SEC on November 2, 2000, Post-Effective Amendment No. 52 filed with the SEC on July 12, 2002, Post-Effective Amendment No. 58 filed with the SEC on December 16, 2003 and Post-Effective Amendment No. 59 filed with the SEC on December 31, 2002.

17.      Form of Proxy and Voting Instructions.  Filed herewith.

Item 17. Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, the undersigned certifies that this Registration Statement meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on behalf of the Registrant, in the City of Cincinnati and State of Ohio on the 25th day of March, 2004.

                           TOUCHSTONE TAX-FREE TRUST

                            By:  /s/  Michael S. Spangler
                                 ----------------------------------------------
                                 Name: Michael S. Spangler
                                 Title: President

         As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities indicated on the 25th day of March, 2004

SIGNATURES                          TITLE


/s/ Michael S. Spangler             President
-----------------------

/s/ Terrie A. Wiedenheft            Treasurer & Controller
-------------------------
Terrie A. Wiedenheft

/s/ John F. Barrett*                Trustee
--------------------
John F. Barrett

/s/ J. Leland Brewster II *         Trustee
---------------------------
J. Leland Brewster II

/s/ William O. Coleman*             Trustee
---------------------------
William O. Coleman

/s/ Phillip R. Cox*                 Trustee
-------------------
Phillip R. Cox

/s/ H. Jerome Lerner*               Trustee
---------------------
H. Jerome Lerner

/s/ Jill T. McGruder*               Trustee
---------------------
Jill T. McGruder

/s/ Robert E. Stautberg*            Trustee
------------------------
Robert E. Stautberg

/s/ John P. Zanotti*                Trustee
--------------------
John P. Zanotti

*By: /s/ Tina H. Bloom
     ---------------------------
         Tina H. Bloom
         Attorney-in-fact
         March 25, 2004

                              EXHIBIT INDEX






  Exhibit
     No.
  -------


  12      Tax Opinion and consent of Sullivan & Worcester LLP.

  14      Consent of Ernst & Young LLP

  17      Form of Proxy and Voting Instructions